                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/06

Item 1. Reports to Stockholders.

                                                                  AIM CHINA FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

====================================================================================================================================
AIM CHINA FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             The Fund provides a complete list of its
                                                                                           holdings four times in each fiscal year,
o Class B shares are not available as an     o The unmanaged MSCI EUROPE, AUSTRALASIA      at the quarter-ends. For the second and
investment for retirement plans              AND THE FAR EAST INDEX (the MSCI              fourth quarters, the lists appear in the
maintained pursuant to Section 401 of the    EAFE--Registered Trademark-- Index) is a      Fund's semiannual and annual reports to
Internal Revenue Code, including 401(k)      group of foreign securities tracked by        shareholders. For the first and third
plans, money purchase pension plans and      Morgan Stanley Capital International.         quarters, the Fund files the lists with
profit sharing plans, except for plans                                                     the Securities and Exchange Commission
that have existing accounts invested in      o The unmanaged MSCI CHINA INDEX is a         (SEC) on Form N-Q. The most recent list
Class B shares.                              group of Chinese securities tracked by        of portfolio holdings is available at
                                             Morgan Stanley Capital International.         AIMinvestments.com. From our home page,
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                   click on Products & Performance, then
                                             o The unmanaged LIPPER CHINA REGION FUNDS     Mutual Funds, then Fund Overview. Select
o Foreign securities have additional         CATEGORY AVERAGE represents an average of     your Fund from the drop-down menu and
risks, including exchange rate changes,      all the China Region Funds tracked by         click on Complete Quarterly Holdings.
political and economic developments, the     Lipper.                                       Shareholders can also look up the Fund's
relative lack of information about these                                                   Forms N-Q on the SEC Web site at
companies and the potential lack of          o The Fund is not managed to track the        sec.gov. Copies of the Fund's Forms N-Q
strict financial and accounting controls     performance of any particular index,          may be reviewed and copied at the SEC
and standards.                               including the indexes defined here, and       Public Reference Room at 450 Fifth
                                             consequently, the performance of the Fund     Street, N.W., Washington, D.C.
o Fund may invest in A shares which have     may deviate significantly from the            20549-0102. You can obtain information
limitations to repatriate Fund assets        performance of the indexes.                   on the operation of the Public Reference
back to the United States.                                                                 Room, Including information about
                                             o A direct investment cannot be made in       duplicating fee charges, by calling
o Investing in a single-country mutual       an index. Unless otherwise indicated,         202-942-8090 or 800-732-0330,or by
fund involves greater risk than investing    index results include reinvested              electronic request at the following
in a more diversified fund due to lack of    dividends, and they do not reflect sales      e-mail address: publicinfo@sec.gov. The
exposure to other economies.                 charges. Performance of an index of funds     SEC file numbers for the Fund are
                                             reflects fund expenses; performance of a      811-05426 and 033-19338.
o The prices of securities held by the       market index does not.
Fund may decline in response to market                                                     A description of the policies and
risks.                                       OTHER INFORMATION                             procedures that the Fund uses to
                                                                                           determine how to vote proxies relating to
o The Fund may use enhanced investment       o The returns shown in management's           portfolio securities is available without
techniques such as leverage and              discussion of Fund performance are based      charge, upon request, from our Client
derivatives. Leveraging entails special      on net asset values calculated for            Services department at 800-959-4246 or on
risks such as magnifying changes in the      shareholder transactions. Generally           the AIM Web site, AIMinvestments.com. On
value of the portfolio's securities.         accepted accounting principles require        the home page, scroll down and click on
Derivatives are subject to                   adjustments to be made to the net assets      AIM Funds Proxy Policy. The information
counter-party-risk--the risk that the        of the Fund at period end for financial       is also available on the SEC Web site,
other party will not complete the            reporting purposes, and as such, the net      sec.gov.
transaction with the Fund.                   asset values for shareholder transactions
                                             and the returns based on those net asset      Information regarding how the Fund voted
o The prices of initial public offering      values may differ from the net asset          proxies related to its portfolio
(IPO) securities may go up and down more     values and returns reported in the            securities during the 12 months ended
than prices of equity securities of          Financial Highlights.                         June 30, 2005, is available at our Web
companies with longer trading histories.                                                   site. Go to AIMinvestments.com, access
In addition, companies offering              o Industry classifications used in this       the About Us tab, click on Required
securities in IPOs may have less             report are generally according to the         Notices and then click on Proxy Voting
experienced management or limited            Global Industry Classification Standard,      Activity. Next, select the Fund from the
operating histories. There can be no         which was developed by and is the             drop-down menu. The information is also
assurance that the fund will have            exclusive property and a service mark of      available on the SEC Web site, sec.gov.
favorable IPO investment opportunities.      Morgan Stanley Capital International Inc.
                                             and Standard & Poor's.

================================================================================           =========================================
                                                                                           FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES              Class A Shares                    AACFX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class B Shares                    ABCFX
                                                                                           Class C Shares                    CACFX
================================================================================
                                                                                           =========================================

======================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
======================================================

AIMinvestments.com

AIM CHINA FUND


                  DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                  We're pleased to provide you with this semiannual report,
   [PHOTO OF      which includes a discussion of how your Fund was managed for
    ROBERT H.     the six months ended April 30, 2006, and what factors affected
    GRAHAM]       its performance. That discussion begins on page 3.

                     It's been said nothing is certain but death and taxes. We
                  would venture to add that one other thing is certain: Markets
 ROBERT H. GRAHAM change--and change often--in the short term. The period covered in this report is a perfect example. Domestic and
                  global equity markets were generally strong throughout the period, but they became considerably more volatile and
                  negative beginning in May, after the close of the reporting
    [PHOTO OF     period. Inflation fears were the primary cause of this
  PHILIP TAYLOR]  volatility and negativity:

                     o Amid signs of rising inflation, the U.S. Federal Reserve
                       Board stated that additional interest rate hikes might be needed to address inflation risks.
  PHILIP TAYLOR
                     o The dollar remained weak, making imports more expensive
                       and thereby raising inflation.

                     o Oil prices remained at historically high levels,
                       threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                     While we can't do anything about the ambiguity and
                  uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We also believe in the value of a trusted financial
                  advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                  OUR COMMITMENT TO YOU

                  In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                     Information about investing, the markets and your Fund is
                  always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                  Sincerely,

                  /s/ ROBERT H. GRAHAM                     /s/ PHILIP TAYLOR
                  -----------------------------------      --------------------
                  Robert H. Graham                         Philip Taylor
                  President & Vice Chair -- AIM Funds      CEO, AIM Investments
                  Chair, AIM Investments

                  June 19, 2006

                  AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM CHINA FUND


                     DEAR FELLOW AIM FUND SHAREHOLDERS:

                     Having completed a year of transition and change at AIM
                     Funds--as well as my first full year as your board's
                     independent chair--I can assure you that shareholder
                     interests are at the forefront of every decision your board
[PHOTO OF BRUCE L.   makes. While regulators and fund companies debate the value
   CROCKETT]         of an independent board chair, this structure is working
                     for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

BRUCE L. CROCKETT       o During 2005, management proposed, and your board
                          approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Also during 2005, management proposed to your board
                          the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                        o Your board, through its Investments Committee and
                          Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                        In 2006, your board will continue to focus on fund
                     expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                        The AIM Funds board is pleased to welcome our newest
                     independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                     K. Dunn, Jr., who retired in 2006.

                        Your board welcomes your views. Please mail them to me
                     at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT
                     -----------------------
                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     June 19, 2006

AIM CHINA FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================

PERFORMANCE SUMMARY                          ==========================================    o Growth stocks selling at a reasonable
                                                                                           price
Since the Fund's inception on March 31,      FUND VS. INDEXES
2006,Class A shares of AIM China Fund,                                                     o Quality stocks we believe to be
excluding sales charges, returned 1.00%      CUMULATIVE TOTAL RETURNS,                     undervalued that will potentially benefit
through April 30, 2006. Despite the Fund's   3/31/06-4/30/06, EXCLUDING APPLICABLE         from a pick up in the earnings cycle
positive return, it lagged both its broad    SALES CHARGES. IF SALES CHARGES WERE
market and style-specific indexes. Since     INCLUDED, RETURNS WOULD BE LOWER.                In particular, we evaluate four main
the Fund's inception, investor interest                                                    criteria when we perform stock research:
in the Chinese equity markets has been       Class A Shares                    1.00%
keen, and inflows into the Fund have been                                                  o Valuation--in absolute and relative
strong. As a result of these inflows,        Class B Shares                    1.00        terms
cash accounted for a significant portion
of the Fund's assets at a time when the      Class C Shares                    0.90        o Management/franchise value--management
Chinese equity market appreciated. We                                                      and ownership, earnings quality, balance
expect this "cash drag" effect to            MSCI EAFE Index                               sheet quality, product quality
decrease as the Fund's asset base grows      (Broad Market Index)              4.78
and we identify investable opportunities                                                   o Earnings growth--earnings per share
in China.                                    MSCI China Index                              growth, growth in market share, origin of
                                             (Style-specific Index)            5.24        growth

                                             Lipper China Region Funds                     o Liquidity--days to get in and out of a
                                             Average (Peer Group Index)        5.27        position, total turnover

                                             SOURCE: LIPPER INC.                              We consider selling a Fund holding if:

                                             ==========================================    o We believe the stock is trading
                                                As of the close of the reporting           significantly above its fair value
                                             period, on April 30,2006,the Fund's total
                                             net assets stood at $11.2 million.            o We believe a stock has negative
=======================================================================================    earnings momentum or sequential earnings
                                                                                           downgrades, unless its valuation is
HOW WE INVEST                                only and the Fund is not managed, and the     already very low or distressed
                                             portfolio is not constructed, to mimic
We believe that there are pockets of         any index.                                    o We see a permanent, fundamental
inefficiencies in the Chinese equity                                                       deterioration in a company's business
market that we can systematically take          To capitalize on growth in China, we       prospects
advantage of by strictly adhering to a       have a broad-based investment universe,
disciplined investment process.              including all listed companies in China,      o We identify a more attractive
                                             Hong Kong listed "H" shares, red chips        opportunity elsewhere
   Our investment process combines a         and other China-related plays listed in
disciplined bottom-up and top-down           or outside Hong Kong. We research within      o A stock reaches our target price
multifactor analysis. However, we focus      the stock universe to identify stocks
on bottom-up stock selection, where we       with the following characteristics:           MARKET CONDITIONS AND YOUR FUND
believe we can add the most value.
Indexes are listed for reference                                                           The Chinese equity market continued to
                                                                                           deliver positive performance in April
                                                                                           2006 following a strong rally in the
                                                                                           first quarter of the year. This positive
                                                                                           performance was due largely to solid
                                                                                           economic fundamentals, investor
                                                                                           enthusiasm

                                                                                                                         (continued)

=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                             1. Integrated Oil & Gas              8.2%      1. PetroChina Ltd.-Class H (China)  5.8%
               [PIE CHART]                   2. Real Estate Management &                    2. China Mobile Ltd. (Hong Kong)    4.1
                                                Development                       6.4       3. Jiangxi Copper Co. Ltd.-Class
CONSUMER DISCRETIONARY               8.6%    3. Industrial Machinery              5.8          H (Hong Kong)                    3.5
CONSUMER STAPLES                     5.4%    4. Diversified Metals & Mining       5.1       4. China Life Insurance Co.,
TELECOMMUNICATION SERVICES           4.1%    5. Life & Health Insurance           4.7          Ltd.-Class H (China)             3.5
INFORMATION TECHNOLOGY               2.9%                                                   5. Nine Dragons Paper Holdings
UTILITIES                            2.6%                                                      Ltd. (China)                     3.4
U.S. GOVERNMENT AGENCIES PLUS                TOTAL NET ASSETS           $11.2 MILLION       6. Yantai Changyu Pioneer Wine
OTHER ASSETS LESS LIABILITIES       16.3%                                                      Co. Ltd.-Class B (China)         2.9
MATERIALS                           18.3%    TOTAL NUMBER OF HOLDINGS*             37       7. Tencent Holdings Ltd. (China)    2.9
FINANCIALS                          16.5%                                                   8. Hopson Development Holdings
ENERGY                              15.7%                                                      Ltd. (China)                     2.8
INDUSTRIALS                          9.6%                                                   9. Norstar Founders Group Ltd.
                                                                                               (China)                          2.8
                                                                                           10. GZI Real Estate Investment
                                                                                               Trust (Hong Kong)                2.7

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding U.S. Government Agency Securities.
=========================================    =========================================     =========================================

AIM CHINA FUND


and reasonable valuations compared to        which rose by more than 26% in April                      JAMES CHENG is chief
counterparts in the region and elsewhere.    given expectations of strong earnings                     investment officer, INVESCO
                                             growth and increasing market share. Our       [CHENG      Hong Kong Limited, and
   China's first quarter 2006 real gross     overweight position in YANTAI CHANGYU         PHOTO]      portfolio manager of AIM
domestic product (GDP) was up 10.2% from     PIONEER WINE also contributed positively                  China Fund. Mr. Cheng began
year-ago levels--higher than the             to Fund performance. The stock benefited      his career in 1988. He joined INVESCO in
consensus forecast. Overall, the             from increasing Chinese domestic              2004. Mr. Cheng earned a bachelor's
government's GDP report suggests             consumption and from strong earnings          degree from the University of Hong Kong
sustained, strong demand in all sectors      growth.                                       and an M.B.A. from the University of
of the economy. Exports and investments                                                    Michigan.
were particularly strong. In March,             However, our underweight position in
industrial production grew 17.8%, retail     CHINA MOBILE, which performed strongly                    SAMANTHA HO, Chartered
sales rose by 13.5%, and fixed assets        due to higher than expected monthly                       Financial Analyst, is
investment in urban areas rose by 29.8%      subscriber growth, was a drag on the           [HO        investment director of
from year-ago levels.                        Fund's performance relative to the MSCI       PHOTO]      INVESCO Hong Kong Limited and
                                             China Index.                                              portfolio manager of AIM
   Such strong growth has triggered                                                        China Fund. She began her investment
concerns about potential interest rate          During April, we witnessed a number of     career in 1989. Ms. Ho joined INVESCO in
hikes. On April 27, 2006, the People's       companies reporting better-than-expected      2004. She earned a B.A. from Bryn Mawr
Bank of China hiked its benchmark lending    results. This is one of the reasons we        College and an M.B.A. from the UCLA
rate by 27 basis points (0.27%) to 5.85%.    believed money has flowed into the Hong       Graduate School of Management.
We viewed this move as pre-emptive and a     Kong and Chinese stock markets. In our
more effective policy adjustment as          view, stock market valuations, despite
compared to other measures, such as          recent strong performance, remained
raising reserve requirements. The            attractive.
consumer price index, a widely used
measure of inflation at the consumer            We continued to add value through our
level, was currently running at less than    bottom-up stock selection. In terms of
one percent and economic growth was more     investment themes, we remained positive
balanced than in recent years. As of the     on infrastructure and
close of the reporting period, we were       domestic-consumption-related stocks.
not unduly concerned about China's
economy overheating necessitating the        IN CLOSING
need for further tightening by the
central bank.                                During the reporting period, the
                                             Chinese economy continued to grow with
   Nonetheless, we believe the strong        investment, export and
market rally year to date, coupled with      consumption-related stocks driving that
the interest rate hike enacted in April      growth. Despite the recent market rally,
and a slowing of capital investment,         we believed valuations remained
provided investors with an excuse to take    reasonable.
some short-term profits. The Fund's
exposure to properties and commodities          We thank you for your participation in
suffered from this profit taking during      AIM China Fund.
the first month of its operation.
                                             The views and opinions expressed in
   Strong inflows into the Fund were         management's discussion of Fund
significant in the first month after         performance are those of A I M Advisors,
inception. The Fund's cash exposure          Inc. These views and opinions are subject
resulting from these inflows was a drag      to change at any time based on factors
on its relative performance. Our goal is     such as market and economic conditions.
to invest inflows promptly and maintain a    These views and opinions may not be
relatively low cash balance, given our       relied upon as investment advice or
positive view of the Chinese market and      recommendations, or as an offer for a
the abundant stock opportunities             particular security. The information is
available.                                   not a complete analysis of every aspect
                                             of any market, country, industry,
   Stock selection added value during the    security or the Fund. Statements of fact
month under review. In particular, our       are from sources considered reliable, but
consumer staples and materials stocks        A I M Advisors, Inc. makes no
posted positive returns. The Fund            representation or warranty as to their
benefited from an overweight position in     completeness or accuracy. Although
NINE DRAGON PAPER,                           historical performance is no guarantee of
                                             future results, these insights may help
                                             you understand our investment management
                                             philosophy.                                          [RIGHT ARROW GRAPHIC]

                                                    See important Fund and index           FOR A PRESENTATION OF YOUR FUND'S
                                               disclosures on the inside front cover.      PERFORMANCE, PLEASE SEE PAGE 5.

AIM CHINA FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================
CUMULATIVE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales
charges

CLASS A SHARES
Inception (3/31/06)              -4.54%

CLASS B SHARES
Inception (3/31/06)              -4.00%

CLASS C SHARES
Inception (3/31/06)              -0.10%

=========================================

THE PERFORMANCE DATA QUOTED REPRESENT        DISTRIBUTIONS OR SALE OF FUND SHARES.         1% FOR THE FIRST YEAR AFTER PURCHASE.
PAST PERFORMANCE AND CANNOT GUARANTEE        INVESTMENT RETURN AND PRINCIPAL VALUE
COMPARABLE FUTURE RESULTS; CURRENT           WILL FLUCTUATE SO THAT YOU MAY HAVE A            THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE MAY BE LOWER OR HIGHER.          GAIN OR LOSS WHEN YOU SELL SHARES.            CLASSES WILL DIFFER DUE TO DIFFERENT
PLEASE VISIT AIMINVESTMENTS.COM FOR THE                                                    SALES CHARGE STRUCTURES AND CLASS
MOST RECENT MONTH-END PERFORMANCE.              CLASS A SHARE PERFORMANCE REFLECTS THE     EXPENSES.
PERFORMANCE FIGURES REFLECT REINVESTED       MAXIMUM 5.50% SALES CHARGE, AND CLASS B
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    AND CLASS C SHARE PERFORMANCE REFLECTS           A REDEMPTION FEE OF 2% WILL BE IMPOSED
AND THE EFFECT OF THE MAXIMUM SALES          THE APPLICABLE CONTINGENT DEFERRED SALES      ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
CHARGE UNLESS OTHERWISE STATED.              CHARGE (CDSC) FOR THE PERIOD INVOLVED.        OF THE FUND WITHIN 30 DAYS OF PURCHASE.
PERFORMANCE FIGURES DO NOT REFLECT           THE CDSC ON CLASS B SHARES DECLINES FROM      EXCEPTIONS TO THE REDEMPTION FEE ARE
DEDUCTION OF TAXES A SHAREHOLDER WOULD       5% BEGINNING AT THE TIME OF PURCHASE TO       LISTED IN THE FUND'S PROSPECTUS.
PAY ON FUND                                  0% AT THE BEGINNING OF THE SEVENTH YEAR.
                                             THE CDSC ON CLASS C SHARES IS                    HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                           REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                           HAVE BEEN LOWER.

AIM CHINA FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this           Fund's actual return. The Fund's actual
                                             table, together with the amount you           cumulative total returns at net asset
As a shareholder of the Fund, you incur      invested, to estimate the expenses that       value after expenses for the period ended
two types of costs: (1) transaction          you paid over the period. Simply divide       April 30, 2006, appear in the table "Fund
costs, which may include sales charges       your account value by $1,000 (for             vs. Indexes" on page 3.
(loads) on purchase payments; contingent     example, an $8,600 account value divided
deferred sales charges on redemptions;       by $1,000 = 8.6), then multiply the              The hypothetical account values and
and redemption fees, if any; and (2)         result by the number in the table under       expenses may not be used to estimate the
ongoing costs, including distribution        the heading entitled "Actual Expenses         actual ending account balance or expenses
and/or service fees (12b-1); and other       Paid During Period" to estimate the           you paid for the period. You may use this
Fund expenses. This example is intended      expenses you paid on your account during      information to compare the ongoing costs
to help you understand your ongoing costs    this period (March 31, 2006, through          of investing in the Fund and other funds.
(in dollars) of investing in the Fund and    April 30, 2006 for the Class A, B, and C      To do so, compare this 5% hypothetical
to compare these costs with ongoing costs    shares). Because the actual ending            example with the 5% hypothetical examples
of investing in other mutual funds. The      account value and expense information in      that appear in the shareholder reports of
actual ending account value and expenses     the example is not based upon a six month     the other funds.
of the Class A, B, and C shares in the       period, the ending account value and
below example are based on an investment     expense information may not provide a            Please note that the expenses shown in
of $1,000 invested on March 31, 2006,        meaningful comparison to mutual funds         the table are meant to highlight your
(the date the share classes commenced        that provide such information for a full      ongoing costs only and do not reflect any
operations) and held through April 30,       six month period.                             transactional costs, such as sales
2006. The hypothetical ending account                                                      charges (loads) on purchase payments,
value and expenses are based on an           HYPOTHETICAL EXAMPLE FOR COMPARISON           contingent deferred sales charges on
investment of $1,000 invested at the         PURPOSES                                      redemptions, and redemption fees, if any.
beginning of the period and held for the                                                   Therefore, the hypothetical information
entire six months period, November 1,        The table below also provides information     is useful in comparing ongoing costs
2005 through April 30, 2006.                 about hypothetical account values and         only, and will not help you determine the
                                             hypothetical expenses based on the Fund's     relative total costs of owning different
ACTUAL EXPENSES                              actual expense ratio and an assumed rate      funds. In addition, if these
                                             of return of 5% per year before expenses,     transactional costs were included, your
The table below provides information         which is not the                              costs would have been higher.
about actual account values and actual
expenses.


====================================================================================================================================
                                                                                      HYPOTHETICAL
                                                    ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING              ENDING               EXPENSES          ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (11/1/05)            (4/30/06)(1)           PERIOD(2)        (4/30/06)           PERIOD(3)           RATIO
  A               $1,000.00             $1,010.00               $1.75          $1,014.63            $10.24             2.05%
  B                1,000.00              1,010.00                2.39           1,010.91             13.96             2.80
  C                1,000.00              1,009.00                2.39           1,010.91             13.96             2.80

(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 31 (March 31, 2006 through April 30, 2006)/365. Because the Class A, B, and C shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B and C shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

                                         [ARROW      For More Information Visit
                                         BUTTON         AIMinvestments.com
                                         IMAGE]

AIM CHINA FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       o Meeting with the Fund's portfolio           o Breakpoints and economies of scale. The
AIM Investment Funds (the "Trust")           managers and investment personnel. The        Board reviewed the structure of the
oversees the management of AIM China Fund    Board intends to meet periodically with       Fund's advisory fee under the Advisory
(the "Fund") and, as required by law,        the Fund's portfolio managers and/or          Agreement, noting that it contains seven
determines whether to approve the Fund's     other investment personnel to ensure that     breakpoints. The Board reviewed the level
advisory agreement with A I M Advisors,      such individuals are competent and able       of the Fund's advisory fees, and noted
Inc. ("AIM"). Based upon the                 to carry out their responsibilities under     that such fees, as a percentage of the
recommendation of the Investments            the Advisory Agreement.                       Fund's net assets, would decrease as net
Committee of the Board at a meeting held                                                   assets increase because the Advisory
on February 1, 2006, the Board, including    o Overall performance of AIM. Not             Agreement includes breakpoints. The Board
all of the independent trustees, approved    applicable because this is a new Fund.        noted that, because this is a new Fund
the initial advisory agreement (the          However, the Board considered the             and the way in which the advisory fee
"Advisory Agreement") between the Fund       overall performance of AIM in providing       breakpoints have been structured, the
and AIM for an initial period ending June    investment advisory and portfolio             Fund has yet to benefit from the
30, 2007.                                    administrative services to other mutual       breakpoints. The Board concluded that the
                                             funds advised by AIM and concluded that       Fund's fee levels under the Advisory
   The Board considered the factors          such performance was satisfactory.            Agreement therefore would reflect
discussed below in evaluating the                                                          economies of scale at higher asset levels
fairness and reasonableness of the           o Fees relative to those clients of AIM       and that it was not necessary to change
Advisory Agreement at the meeting on         with comparable investment strategies.        the advisory fee breakpoints in the
February 1, 2006 and as part of the          The Board noted that AIM does not serve       Fund's advisory fee schedule.
Board's ongoing oversight of the Fund. In    as an advisor to other mutual funds or
their deliberations, the Board and the       other clients with investment strategies      o Investments in affiliated money market
independent trustees did not identify any    comparable to those of the Fund.              funds. The Board also took into account
particular factor that was controlling,                                                    the fact that uninvested cash and cash
and each trustee attributed different        o Fees relative to those of comparable        collateral from securities lending
weights to the various factors.              funds with other advisors. The Board          arrangements (collectively, "cash
                                             reviewed the advisory fee rate for the        balances") of the Fund may be invested in
   The discussion below serves as a          Fund under the Advisory Agreement. The        money market funds advised by AIM
summary of the material factors and the      Board compared effective contractual          pursuant to the terms of an SEC exemptive
conclusions with respect thereto that        advisory fee rates at a common asset          order. The Board found that the Fund may
formed the basis for the Board's approval    level and noted that the Fund's rate was      realize certain benefits upon investing
of the Fund's Advisory Agreement. After      below the median rate of the funds            cash balances in AIM advised money market
consideration of all of the factors below    advised by other advisors with investment     funds, including a higher net return,
and based on its informed business           strategies comparable to those of the         increased liquidity, increased
judgment, the Board determined that the      Fund that the Board reviewed. The Board       diversification or decreased transaction
Fund's Advisory Agreement is in the best     noted that AIM has agreed to limit the        costs. The Board also found that the Fund
interests of the Fund and its                Fund's total annual operating expenses,       will not receive reduced services if it
shareholders and that the compensation to    as discussed below. The Board also            invests its cash balances in such money
AIM under the Fund's Advisory Agreement      considered the fact that AIM set the          market funds. The Board noted that, to
is fair and reasonable and would have        proposed advisory fees for the Fund based     the extent the Fund invests in affiliated
been obtained through arm's length           upon the median effective management fee      money market funds, AIM has voluntarily
negotiations.                                rate (comprised of advisory fees plus, in     agreed to waive a portion of the advisory
                                             some cases, administrative fees) at           fees it receives from the Fund
o The nature and extent of the advisory      various asset levels of competitor mutual     attributable to such investment. The
services to be provided by AIM. The Board    funds with investment strategies              Board further determined that the
reviewed the services to be provided by      comparable to those of the Fund. In           proposed securities lending program and
AIM under the Advisory Agreement. Based      addition, the Board noted that the            related procedures with respect to the
on such review, the Board concluded that     proposed advisory fees for the Fund are       lending Fund is in the best interests of
the range of services to be provided by      equal to the uniform fee schedule that        the lending Fund and its respective
AIM under the Advisory Agreement was         applies to other mutual funds advised by      shareholders. The Board therefore
appropriate.                                 AIM with investment strategies comparable     concluded that the investment of cash
                                             to those of the Fund, which uniform fee       collateral received in connection with
o The quality of services to be provided     schedule includes breakpoints and is          the securities lending program in the
by AIM. The Board reviewed the               based on net asset levels. Based on this      money market funds according to the
credentials and experience of the            review, the Board concluded that the          procedures is in the best interests of
officers and employees of AIM who will       advisory fee rate for the Fund under the      the lending Fund and its respective
provide investment advisory services to      Advisory Agreement was fair and               shareholders.
the Fund. In reviewing the qualifications    reasonable.
of AIM to provide investment advisory                                                      o Profitability of AIM and its
services, the Board reviewed the             o Expense limitations and fee waivers.        affiliates. The Board reviewed
qualifications of AIM's investment           The Board noted that AIM has                  information concerning the profitability
personnel and considered such issues as      contractually agreed to waive fees and/or     of AIM's (and its affiliates') investment
AIM's portfolio and product review           limit expenses of the Fund through June       advisory and other activities and its
process, various back office support         30, 2007 in an amount necessary to limit      financial condition. The Board considered
functions provided by AIM and AIM's          total annual operating expenses to a          the overall profitability of AIM. The
equity and fixed income trading              specified percentage of average daily net     Board noted that AIM's operations remain
operations. Based on the review of these     assets for each class of the Fund. The        profitable, although increased expenses
and other factors, the Board concluded       Board considered the contractual nature       in recent years have reduced AIM's
that the quality of services to be           of this fee waiver/expense limitation and     profitability. Based on the review of the
provided by AIM was appropriate.             noted that it remains in effect until         profitability of AIM's and its
                                             June 30, 2007. The Board considered the       affiliates' investment advisory and other
o The performance of the Fund relative to    effect this fee waiver/expense limitation     activities and its financial condition,
comparable funds. Not applicable because     would have on the Fund's estimated            the Board concluded that the compensation
this is a new Fund.                          expenses and concluded that the levels of     to be paid by the Fund to AIM under its
                                             fee waivers/expense limitations for the       Advisory Agreement was not excessive.
o The performance of the Fund relative to    Fund were fair and reasonable.
indices. Not applicable because this is a
new Fund.

                                                                                                                         (continued)

AIM CHINA FUND


o Benefits of soft dollars to AIM. The       APPROVAL OF SUB-ADVISORY AGREEMENT            o Overall performance of the Sub-Advisor.
Board considered the benefits realized by                                                  Not applicable because this is a new
AIM as a result of brokerage transactions    The Board oversees the management of the      Fund.
executed through "soft dollar"               Fund and, as required by law, determines
arrangements. Under these arrangements,      whether to approve the Fund's                 o Advisory fees, expense limitations and
brokerage commissions paid by the Fund       sub-advisory agreement. Based upon the        fee waivers, and breakpoints and
and/or other funds advised by AIM are        recommendation of the Investments             economies of scale. The Board reviewed
used to pay for research and execution       Committee of the Board at a meeting held      the sub-advisory fee rate for the Fund
services. This research is used by AIM in    on February 1, 2006, the Board, including     under the Sub-Advisory Agreement. The
making investment decisions for the Fund.    all of the independent trustees, approved     Board compared effective contractual fee
The Board concluded that such                the sub-advisory agreement (the               rates at a common asset level and noted
arrangements were appropriate.               "Sub-Advisory Agreement") between INVESCO     that this rate was lower than the all-in
                                             Hong Kong Limited (the "Sub-Advisor") and     advisory fee rates for five affiliated
o AIM's financial soundness in light of      AIM with respect to the Fund for an           offshore funds for which the Sub-Advisor
the Fund's needs. The Board considered       initial period ending June 30, 2007.          serves as sub-advisor with investment
whether AIM is financially sound and has                                                   strategies comparable to those of the
the resources necessary to perform its          The Board considered the factors           Fund. The Board noted that AIM has agreed
obligations under the Advisory Agreement,    discussed below in evaluating the             to limit the Fund's total annual
and concluded that AIM has the financial     fairness and reasonableness of the            operating expenses, as discussed below.
resources necessary to fulfill its           Sub-Advisory Agreement at the meeting on      The Board also considered the services to
obligations under the Advisory Agreement.    February 1, 2006 and as part of the           be provided by the Sub-Advisor pursuant
                                             Board's ongoing oversight of the Fund. In     to the Sub-Advisory Agreement and the
o Historical relationship between the        their deliberations, the Board and the        services to be provided by AIM pursuant
Fund and AIM. In determining whether to      independent trustees did not identify any     to the Advisory Agreement, as well as the
approve the Advisory Agreement for the       particular factor that was controlling,       allocation of fees between AIM and the
Fund, the Board also considered the          and each trustee attributed different         Sub-Advisor pursuant to the Sub-Advisory
current relationship between AIM and the     weights to the various factors.               Agreement. The Board noted that the
Trust, as well as the Board's knowledge                                                    sub-advisory fees have no direct effect
of AIM's operations, and concluded that         The discussion below serves as a           on the Fund or its shareholders, as they
it was beneficial to maintain the current    discussion of the material factors and        are paid by AIM to the Sub-Advisor, and
relationship, in part, because of such       the conclusions with respect thereto that     that AIM and the Sub-Advisor are
knowledge. The Board also reviewed the       formed the basis for the Board's approval     affiliates. Based on this review, the
general nature of the non-investment         of the Sub-Advisory Agreement. After          Board concluded that the sub-advisory fee
advisory services currently performed by     consideration of all of the factors below     rate under the Sub-Advisory Agreement was
AIM and its affiliates for the Trust,        and based on its informed business            fair and reasonable.
such as administrative, transfer agency      judgment, the Board determined that the
and distribution services, and the fees      Sub-Advisory Agreement is in the best         o Profitability of AIM and its
received by AIM and its affiliates for       interests of the Fund and its                 affiliates. The Board reviewed
performing such services. In addition to     shareholders.                                 information concerning the profitability
reviewing such services, the trustees                                                      of AIM's (and its affiliates') investment
also considered the organizational           o The nature and extent of the advisory       advisory and other activities and its
structure employed by AIM and its            services to be provided by the                financial condition. The Board considered
affiliates to provide those services.        Sub-Advisor. The Board reviewed the           the overall profitability of AIM. The
Based on the review of these and other       services to be provided by the                Board noted that AIM's operations remain
factors, the Board concluded that AIM and    Sub-Advisor under the Sub-Advisory            profitable, although increased expenses
its affiliates were qualified to provide     Agreement. Based on such review, the          in recent years have reduced AIM's
non-investment advisory services to the      Board concluded that the range of             profitability. Based on the review of the
Fund, including administrative, transfer     services to be provided by the                profitability of AIM's and its
agency and distribution services.            Sub-Advisor under the Sub-Advisory            affiliates' investment advisory and other
                                             Agreement was appropriate.                    activities and its financial condition,
o Other factors and current trends. In                                                     the Board concluded that the compensation
determining whether to approve the           o The quality of services to be provided      to be paid by the Fund to AIM under its
Advisory Agreement for the Fund, the         by the Sub-Advisor. The Board reviewed        Advisory Agreement was not excessive.
Board considered the fact that AIM, along    the credentials and experience of the
with others in the mutual fund industry,     officers and employees of the Sub-Advisor     o The Sub-Advisor's financial soundness
is subject to regulatory inquiries and       who will provide investment advisory          in light of the Fund's needs. The Board
litigation related to a wide range of        services to the Fund. Based on the review     considered whether the Sub-Advisor is
issues. The Board also considered the        of these and other factors, the Board         financially sound and has the resources
governance and compliance reforms being      concluded that the quality of services to     necessary to perform its obligations
undertaken by AIM and its affiliates,        be provided by the Sub-Advisor was            under the Sub-Advisory Agreement, and
including maintaining an internal            appropriate.                                  concluded that the Sub-Advisor has the
controls committee and retaining an                                                        financial resources necessary to fulfill
independent compliance consultant, and       o The performance of the Fund relative to     its obligations under the Sub-Advisory
the fact that AIM has undertaken to cause    comparable funds. Not applicable because      Agreement.
the Fund to operate in accordance with       this is a new Fund. However, the Board
certain governance policies and              reviewed the performance of other
practices. The Board concluded that these    accounts sub-advised by the Sub-Advisor
actions indicated a good faith effort on     with investment strategies comparable to
the part of AIM to adhere to the highest     those of the Fund.
ethical standards, and determined that
the current regulatory and litigation        o The performance of the Fund relative to
environment to which AIM is subject          indices. Not applicable because this is a
should not prevent the Board from            new Fund.
approving the Advisory Agreement for the
Fund.                                        o Meetings with the Fund's portfolio
                                             managers and investment personnel. The
                                             Board intends to meet periodically with
                                             the Fund's portfolio managers and/or
                                             other investment personnel to ensure that
                                             such individuals are competent and able
                                             to carry out their responsibilities under
                                             the Sub-Advisory Agreement.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM CHINA FUND

INSTITUTIONAL CLASS SHARES                   ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           CUMULATIVE TOTAL RETURNS                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 4/30/06                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  Inception (3/31/06)                1.10%     ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================     SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                                                               FULL REPORT FOR INFORMATION ON
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             CHARGE; THEREFORE, PERFORMANCE IS AT         YOUR FUND PROSPECTUS FOR MORE
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS      INFORMATION. FOR THE MOST CURRENT
                                             SHARES WILL DIFFER FROM PERFORMANCE OF       MONTH-END PERFORMANCE, PLEASE CALL
                                             OTHER SHARE CLASSES DUE TO DIFFERING         800-451-4246 OR VISIT
                                             SALES CHARGES AND CLASS EXPENSES.            AIMINVESTMENTS.COM.

                                                                                              A REDEMPTION FEE OF 2% WILL BE
                                                                                          IMPOSED ON CERTAIN REDEMPTIONS OR
                                                                                          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                                                                          OF PURCHASE. EXCEPTIONS TO THE
                                                                                          REDEMPTION FEE ARE LISTED IN THE FUND'S
                                                                                          PROSPECTUS.

                                                                                              HAD THE ADVISOR NOT WAIVED FEES
                                                                                          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

========================================
NASDAQ SYMBOL                      IACFX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  CHI-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              HYPOTHETICAL EXAMPLE FOR
                                                                                          COMPARISON PURPOSES
As a shareholder of the Fund, you incur      The table below provides information
ongoing costs. This example is intended      about actual account values and actual       The table below also provides
to help you understand your ongoing          expenses. You may use the information in     information about hypothetical account
costs (in dollars) of investing in the       this table, together with the amount you     values and hypothetical expenses based
Fund and to compare these costs with         invested, to estimate the expenses that      on the Fund's actual expense ratio and
ongoing costs of investing in other          you paid over the period. Simply divide      an assumed rate of return of 5% per year
mutual funds. The actual ending account      your account value by $1,000 (for            before expenses, which is not the Fund's
value and expenses in the below example      example, an $8,600 account value divided     actual return.
are based on an investment of $1,000         by $1,000 = 8.6), then multiply the
invested on March 31, 2006 (the date the     result by the number in the table under          The hypothetical account values and
share class commenced operations) and        the heading entitled "Actual Expenses        expenses may not be used to estimate the
held through April 30, 2006. The             Paid During Period" to estimate the          actual ending account balance or
hypothetical ending account value and        expenses you paid on your account during     expenses you paid for the period. You
expenses in the below example are based      the period, March 31, 2006, through          may use this information to compare the
on an investment of $1,000 invested at       April 30, 2006. Because the actual           ongoing costs of investing in the Fund
the beginning of the period and held for     ending account value and expense             and other funds. To do so, compare this
the entire six month period November 1,      information in the example is not based      5% hypothetical example with the 5%
2005, through April 30, 2006.                upon a six month period, the ending          hypothetical examples that appear in the
                                             account value and expense information        shareholder reports of the other funds.
                                             may not provide a meaningful comparison
                                             to mutual funds that provide such                Please note that the expenses shown
                                             information for a full six month period.     in the table are meant to highlight your
                                                                                          ongoing costs only. Therefore, the
                                                                                          hypothetical information is useful in
                                                                                          comparing ongoing costs only, and will
                                                                                          not help you determine the relative
                                                                                          total costs of owning different funds.

====================================================================================================================================

                                                   ACTUAL                              HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING           ENDING              EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)          PERIOD(3)           RATIO
Institutional          $1,000.00         $1,011.00              $1.54         $1,015.87            $9.00             1.80%


(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through April 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period November 1, 2005, through April 30, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 31 (March 31, 2006, through April 30, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMinvestments.com                  CHI-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES        VALUE
-----------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-83.75%

CHINA-50.31%

Aluminum Corp. of China Ltd.-Class H
  (Aluminum)(a)                                   280,000   $   274,970
-----------------------------------------------------------------------
Angang New Steel Co. Ltd.-Class H (Steel)(a)      350,000       306,292
-----------------------------------------------------------------------
Bank of Communications Ltd.-Class H
  (Diversified Banks)(a)(b)                        80,000        48,626
-----------------------------------------------------------------------
China Construction Bank-Class H (Diversified
  Banks)(b)                                       580,000       250,603
-----------------------------------------------------------------------
China Life Insurance Co., Ltd.-Class H (Life
  & Health Insurance)(a)(b)                       290,000       391,494
-----------------------------------------------------------------------
China Mengniu Dairy Co. Ltd. (Packaged Foods
  & Meats)(a)                                     150,000       171,106
-----------------------------------------------------------------------
China Metal International Holdings Inc.
  (Industrial Machinery)                          600,000       263,114
-----------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopen)-
  Class H (Integrated Oil & Gas)(a)               430,000       275,472
-----------------------------------------------------------------------
China Rare Earth Holdings Ltd. (Diversified
  Metals & Mining)(a)                             800,000       180,190
-----------------------------------------------------------------------
Dongfang Electrical Machinery Co. Ltd.-Class
  H (Heavy Electrical Equipment)(a)               140,000       288,120
-----------------------------------------------------------------------
Harbin Power Equipment Co. Ltd.-Class H
  (Heavy Electrical Equipment)(a)                 160,000       145,258
-----------------------------------------------------------------------
Hopson Development Holdings Ltd. (Real Estate
  Management & Development)(a)                    140,000       317,834
-----------------------------------------------------------------------
Nine Dragons Paper Holdings Ltd. (Paper
  Products)(b)                                    440,000       383,063
-----------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts &
  Equipment)(a)                                   680,000       311,004
-----------------------------------------------------------------------
PetroChina Co. Ltd.-Class H (Integrated Oil &
  Gas)(a)                                         580,000       649,089
-----------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(a)             50,000       137,356
-----------------------------------------------------------------------
Tencent Holdings Ltd. (Internet Software &
  Services)(a)                                    160,000       323,530
-----------------------------------------------------------------------
Xinyi Glass Holding Co Ltd. (Auto Parts &
  Equipment)(a)                                   400,000       149,351
-----------------------------------------------------------------------
Yantai Changyu Pioneer Wine Co. Ltd.-Class B
  (Distillers & Vintners)(a)                      100,000       329,974
-----------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd.-Class H (Coal &
  Consumable Fuels)(a)                            200,000       170,385
-----------------------------------------------------------------------
Zijin Mining Group Co., Ltd.-Class H
  (Gold)(a)                                       500,000       282,014
=======================================================================
                                                              5,648,845
=======================================================================

                                                 SHARES        VALUE
-----------------------------------------------------------------------

HONG KONG-33.44%

China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                     80,000   $   462,720
-----------------------------------------------------------------------
China Resources Land Ltd. (Real Estate
  Management & Development)(a)                    440,000       297,060
-----------------------------------------------------------------------
China Shenhua Energy Co. Ltd.-Class H (Coal &
  Consumable Fuels)(a)                            130,000       235,470
-----------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                     168,000       135,426
-----------------------------------------------------------------------
CNPC Hong Kong Ltd. (Oil & Gas Exploration &
  Production)(a)                                  500,000       299,836
-----------------------------------------------------------------------
Dongfeng Motor Corp.-Class H (Automobile
  Manufacturers)(b)                               600,000       299,872
-----------------------------------------------------------------------
Guangdong Investment Ltd. (Water
  Utilities)(a)                                   180,000        75,313
-----------------------------------------------------------------------
GZI Real Estate Investment Trust (Real
  Estate)(b)                                      750,000       307,127
-----------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal
  Products)(a)                                     60,000        99,360
-----------------------------------------------------------------------
Hong Kong and China Gas Co. Ltd. (Gas
  Utilities)(a)                                    90,000       214,590
-----------------------------------------------------------------------
IPE Group Ltd. (Industrial Machinery)(a)        1,000,000       235,017
-----------------------------------------------------------------------
Jiangxi Copper Co. Ltd.-Class H (Diversified
  Metals & Mining)(a)                             376,000       397,241
-----------------------------------------------------------------------
Lifestyle International Holdings Ltd.
  (Department Stores)(a)                          120,000       201,835
-----------------------------------------------------------------------
Silver Grant International Industries Ltd.
  (Real Estate Management & Development)(a)       340,000       107,203
-----------------------------------------------------------------------
Singamas Container Holdings Ltd. (Industrial
  Machinery)(a)                                   200,000       151,110
-----------------------------------------------------------------------
Sinopec Shanghai Petrochemical Co. Ltd.-Class
  H (Commodity Chemicals)(a)                      400,000       234,720
=======================================================================
                                                              3,753,900
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $9,450,846)                             9,402,745
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-13.36%

FEDERAL HOME LOAN BANK (FHLB)-13.36%

Unsec. Disc. Notes, 4.71%, 05/01/06(c) (Cost
  $1,500,000)                                  $1,500,000     1,499,607
=======================================================================
TOTAL INVESTMENTS-97.11% (Cost $10,950,846)                  10,902,352
=======================================================================
OTHER ASSETS LESS LIABILITIES-2.89%                             324,560
=======================================================================
NET ASSETS-100.00%                                          $11,226,912
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $7,763,540, which represented 69.15% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $10,950,846)        $10,902,352
-----------------------------------------------------------
Foreign currencies, at value (cost $0)                  144
-----------------------------------------------------------
Cash                                                 78,991
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  509,998
-----------------------------------------------------------
  Dividends                                          23,005
-----------------------------------------------------------
Other assets                                         76,149
===========================================================
    Total assets                                 11,590,639
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             263,818
-----------------------------------------------------------
  Fund shares reacquired                              9,071
-----------------------------------------------------------
Accrued distribution fees                             3,311
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              866
-----------------------------------------------------------
Accrued operating expenses                           86,661
===========================================================
    Total liabilities                               363,727
===========================================================
Net assets applicable to shares outstanding     $11,226,912
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $11,262,457
-----------------------------------------------------------
Undistributed net investment income                  17,065
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies       (4,211)
-----------------------------------------------------------
Unrealized appreciation (depreciation) from
  investment securities and foreign currencies      (48,399)
===========================================================
                                                $11,226,912
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 6,280,272
___________________________________________________________
===========================================================
Class B                                         $ 2,193,812
___________________________________________________________
===========================================================
Class C                                         $ 1,994,989
___________________________________________________________
===========================================================
Institutional Class                             $   757,839
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             621,831
___________________________________________________________
===========================================================
Class B                                             217,280
___________________________________________________________
===========================================================
Class C                                             197,643
___________________________________________________________
===========================================================
Institutional Class                                  75,001
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.10
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.10 divided by
      94.50%)                                   $     10.69
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.10
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.09
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.10
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period March 31, 2006 (Date operations commenced) through April 30, 2006 (Unaudited)

INVESTMENT INCOME:

Dividends                                                     $ 22,999
----------------------------------------------------------------------
Interest                                                         8,937
======================================================================
    Total investment income                                     31,936
======================================================================

EXPENSES:

Advisory fees                                                    6,004
----------------------------------------------------------------------
Administrative services fees                                     4,247
----------------------------------------------------------------------
Custodian fees                                                   1,537
----------------------------------------------------------------------
Distribution fees:
  Class A                                                          821
----------------------------------------------------------------------
  Class B                                                        1,137
----------------------------------------------------------------------
  Class C                                                        1,353
----------------------------------------------------------------------
Transfer agent fees -- A, B and C                                1,041
----------------------------------------------------------------------
Transfer agent fees -- Institutional                                 2
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                          866
----------------------------------------------------------------------
Registration and filing fees                                     6,803
----------------------------------------------------------------------
Reports to shareholders                                          4,500
----------------------------------------------------------------------
Professional services fees                                      31,219
----------------------------------------------------------------------
Other                                                            1,502
======================================================================
    Total expenses                                              61,032
======================================================================
Less: Fees waived and expenses reimbursed                      (46,161)
======================================================================
    Net expenses                                                14,871
======================================================================
Net investment income                                           17,065
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                                         (3,440)
----------------------------------------------------------------------
  Foreign currencies                                              (771)
======================================================================
                                                                (4,211)
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (48,494)
----------------------------------------------------------------------
  Foreign currencies                                                95
======================================================================
                                                               (48,399)
======================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                   (52,610)
======================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(35,545)
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (Date operations commenced) through April 30, 2006 (Unaudited)

                                                                   2006
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    17,065
---------------------------------------------------------------------------
  Net realized gain (loss) on investment securities and
    foreign currencies                                               (4,211)
---------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                    (48,399)
===========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                     (35,545)
===========================================================================
Share transactions-net:
  Class A                                                         6,313,037
---------------------------------------------------------------------------
  Class B                                                         2,207,905
---------------------------------------------------------------------------
  Class C                                                         1,991,488
---------------------------------------------------------------------------
  Institutional Class                                               750,027
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                11,262,457
===========================================================================
    Net increase in net assets                                   11,226,912
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $17,065)                                          $11,226,912
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM China Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Hong Kong Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 2.05%, 2.80%, 2.80% and 1.80% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the period March 31, 2006 (date operations commenced) to April 30, 2006, AIM waived fees and reimbursed expenses of $45,118 and reimbursed class level expenses of $592, $205, $244 and $2 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For six months ended April 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to April 30, 2006, AIM was paid $4,247.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund paid AISI $1,041 for Class A, Class B and Class C share classes and $2 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to April 30, 2006, the Class A, Class B and Class C $821, $1,137 and $1,353, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to April 30, 2006, ADI advised the Fund that it retained $8,281 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund did not pay any legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to April 30, 2006 was $9,699,259 and $244,974, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 230,178
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (278,672)
===============================================================================
Net unrealized appreciation of investment securities                $ (48,494)
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 7--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                             CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------
                                                                   MARCH 31, 2006
                                                                  (DATE OPERATIONS
                                                                 COMMENCED) THROUGH
                                                                      APRIL 30,
                                                                       2006(a)
                                                              -------------------------
                                                                SHARES        AMOUNT
---------------------------------------------------------------------------------------
Sold:
  Class A                                                        621,700    $ 6,311,553
---------------------------------------------------------------------------------------
  Class B                                                        218,470      2,219,989
---------------------------------------------------------------------------------------
  Class C                                                        197,643      1,991,488
---------------------------------------------------------------------------------------
  Institutional Class                                             75,001        750,027
=======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          1,054         10,696
---------------------------------------------------------------------------------------
  Class B                                                         (1,054)       (10,696)
=======================================================================================
Reacquired:(b)
  Class A                                                           (923)        (9,212)
---------------------------------------------------------------------------------------
  Class B                                                           (136)        (1,388)
=======================================================================================
                                                               1,111,755    $11,262,457
_______________________________________________________________________________________
=======================================================================================

(a)  Currently, 27% of the Fund is owned by AIM.
(b) Amount is net of redemption fees of $120, $38, $41 and $16 for Class A, Class B, Class C and Institutional Class shares, respectively, for the period March 31, 2006 (date operations commenced) to April 30, 2006.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights of the Fund outstanding throughout the periods indicated.

                                                        CLASS A            CLASS B            CLASS C        INSTITUTIONAL CLASS
                                                    ----------------   ----------------   ----------------   -------------------
                                                     MARCH 31, 2006     MARCH 31, 2006     MARCH 31, 2006      MARCH 31, 2006
                                                    (DATE OPERATIONS   (DATE OPERATIONS   (DATE OPERATIONS    (DATE OPERATIONS
                                                     COMMENCED) TO      COMMENCED) TO      COMMENCED) TO        COMMENCED) TO
                                                       APRIL 30,          APRIL 30,          APRIL 30,            APRIL 30,
                                                          2006               2006               2006                2006
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.00             $10.00             $10.00              $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                 0.03               0.02               0.02                0.03
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            0.07               0.08               0.07                0.07
================================================================================================================================
    Total from investment operations                       0.10               0.10               0.09                0.10
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00               0.00               0.00                0.00
================================================================================================================================
Net asset value, end of period                           $10.10             $10.10             $10.09              $10.10
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                            1.00%              1.00%              0.90%               1.00%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $6,280             $2,194             $1,995              $  758
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements(c)                                      2.05%              2.80%              2.80%               1.80%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(c)                                      9.26%             10.01%             10.01%               8.83%
================================================================================================================================
Ratio of net investment income to average net
  assets(c)                                                2.92%              2.17%              2.17%               3.17%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                                    4%                 4%                 4%                  4%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, where applicable, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,865,019, $1,338,649, $1,593,674 and $763,544 for Class A, Class B,
     Class C and Institutional Class shares, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to

AIM CHINA FUND
pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM CHINA FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                INVESCO Hong Kong Limited
                                                                                32nd Floor
                                                                                Three Pacific Place
                                                                                1 Queen's Road East
                                                                                Hong Kong

     DOMESTIC EQUITY                                   SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                  DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                    AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                              FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
  INTERNATIONAL/GLOBAL EQUITY                Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund                               =======================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)      FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             =======================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com                 CHI-SAR-1            A I M Distributors, Inc.

                                  [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------------
Mutual    Retirement    Annuities    College    Separately    Offshore    Cash                    [AIM INVESTMENTS LOGO]
Funds     Products                   Savings    Managed       Products    Management             --Registered Trademark--
                                     Plans      Accounts
------------------------------------------------------------------------------------

                                                     AIM DEVELOPING MARKETS FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

====================================================================================================================================
AIM DEVELOPING MARKETS FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY INVESTMENT OBJECTIVE OF INCOME.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             o Industry classifications used in this
                                                                                           report are generally according to the
o Class B shares are not available as an     o The unmanaged MSCI EUROPE, AUSTRALASIA      Global Industry Classification Standard,
investment for retirement plans              AND THE FAR EAST INDEX (the MSCI EAFE         which was developed by and is the
maintained pursuant to Section 401 of the    --Registered Trademark-- Index) is a          exclusive property and a service mark of
Internal Revenue Code, including 401(k)      group of foreign securities tracked by        Morgan Stanley Capital International Inc.
plans, money purchase pension plans and      Morgan Stanley Capital International.         and Standard & Poor's.
profit sharing plans. Plans that had
existing accounts invested in Class B        o The unmanaged MSCI EMERGING MARKETS         The Fund provides a complete list of its
shares prior to September 30, 2003, will     INDEX is a group of securities from           holdings four times in each fiscal year,
continue to be allowed to make additional    emerging markets tracked by Morgan            at the quarter-ends. For the second and
purchases.                                   Stanley Capital International. The index      fourth quarters, the lists appear in the
                                             represents investable opportunities for       Fund's semiannual and annual reports to
PRINCIPAL RISKS OF INVESTING IN THE FUND     global investors, taking into account the     shareholders. For the first and third
                                             local market restrictions on share            quarters, the Fund files the lists with
o Foreign securities have additional         ownership by foreign investors.               the Securities and Exchange Commission
risks, including exchange rate changes,                                                    (SEC) on Form N-Q. The most recent list
political and economic developments, the     o The unmanaged LIPPER EMERGING MARKETS       of portfolio holdings is available at
relative lack of information about these     FUND INDEX represents an average of the       AIMinvestments.com. From our home page,
companies and the potential lack of          30 largest emerging markets funds tracked     click on Products & Performance, then
strict financial and accounting controls     by Lipper Inc., an independent mutual         Mutual Funds, then Fund Overview. Select
and standards.                               fund performance monitor.                     your Fund from the drop-down menu and
                                                                                           click on Complete Quarterly Holdings.
o Investing in smaller companies involves    o The Fund is not managed to track the        Shareholders can also look up the Fund's
greater risk than investing in more          performance of any particular index,          Forms N-Q on the SEC Web site at sec.gov.
established companies, such as business      including the indexes defined here, and       Copies of the Fund's Forms N-Q may be
risk, significant stock price                consequently, the performance of the Fund     reviewed and copied at the SEC Public
fluctuations and illiquidity.                may deviate significantly from the            Reference Room at 450 Fifth Street, N.W.,
                                             performance of the indexes.                   Washington, D.C. 20549-0102. You can
o Investing in emerging markets involves                                                   obtain information on the operation of
greater risk and potential reward than       o A direct investment cannot be made in       the Public Reference Room, including
investing in more established markets.       an index. Unless otherwise indicated,         information about duplicating fee
                                             index results include reinvested              charges, by calling 202-942-8090 or
o The Fund is nondiversified, which          dividends, and they do not reflect sales      800-732-0330, or by electronic request at
increases risks as well as potential         charges. Performance of an index of funds     the following e-mail address:
rewards.                                     reflects fund expenses; performance of a      publicinfo@sec.gov. The SEC file numbers
                                             market index does not.                        for the Fund are 811-05426 and 033-19338.
o The Fund can be substantially invested
in debt securities of both government and    OTHER INFORMATION                             A description of the policies and
corporate issuers in emerging markets.                                                     procedures that the Fund uses to
These debt securities are the equivalent     o The returns shown in management's           determine how to vote proxies relating to
high yield, high risk of junk bonds.         discussion of Fund performance are based      portfolio securities is available without
Investors should carefully assess the        on net asset values calculated for            charge, upon request, from our Client
risk of investing in this Fund.              shareholder transactions. Generally           Services department at 800-959-4246 or on
                                             accepted accounting principles require        the AIM Web site, AIMinvestments.com. On
o Although the Fund's return during          adjustments to be made to the net assets      the home page, scroll down and click on
certain periods was positively impacted      of the Fund at period end for financial       AIM Funds Proxy Policy. The information
by its investments in initial public         reporting purposes, and as such, the net      is also available on the SEC Web site,
offerings (IPOs), there can be no            asset values for shareholder transactions     sec.gov.
assurance that the Fund will have            and the returns based on those net asset
favorable IPO investment opportunities in    values may differ from the net asset          Information regarding how the Fund voted
the future.                                  values and returns reported in the            proxies related to its portfolio
                                             Financial Highlights.                         securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.


================================================================================           =========================================
                                                                                           FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES              Class A Shares                    GTDDX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class B Shares                    GTDBX
                                                                                           Class C Shares                    GTDCX
================================================================================
                                                                                           =========================================

=======================================================
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
=======================================================

AIMinvestments.com

AIM DEVELOPING MARKETS FUND


                  DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                  We're pleased to provide you with this semiannual report, [GRAHAM PHOTO] which includes a discussion of how your Fund was managed for the six months ended April 30, 2006, and what factors affected its performance. That discussion begins on page 3.

                     It's been said nothing is certain but death and taxes. We
                  would venture to add that one other thing is certain: Markets ROBERT H. GRAHAM change--and change often--in the short term. The period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting
  [TAYLOR PHOTO]  period. Inflation fears were the primary cause of this volatility and negativity:

                     o Amid signs of rising inflation, the U.S. Federal Reserve
                       Board stated that additional interest rate hikes might be
  PHILIP TAYLOR        needed to address inflation risks.

                     o The dollar remained weak, making imports more expensive
                       and thereby raising inflation.

                     o Oil prices remained at historically high levels,
                       threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                     While we can't do anything about the ambiguity and
                  uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We also believe in the value of a trusted financial
                  advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                  OUR COMMITMENT TO YOU

                  In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                     Information about investing, the markets and your Fund is
                  always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                  Sincerely,

                  /s/ ROBERT H. GRAHAM                     /s/ PHILIP TAYLOR
                  -----------------------------------      --------------------
                  Robert H. Graham                         Philip Taylor
                  President & Vice Chair -- AIM Funds      CEO, AIM Investments
                  Chair, AIM Investments

                  June 19, 2006

                  AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM DEVELOPING MARKETS FUND


                     DEAR FELLOW AIM FUND SHAREHOLDERS:

                     Having completed a year of transition and change at AIM
                     Funds--as well as my first full year as your board's
     [CROCKETT       independent chair--I can assure you that shareholder
       PHOTO]        interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value
 BRUCE L. CROCKETT   of an independent board chair, this structure is working
                     for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                        o During 2005, management proposed, and your board
                          approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Also during 2005, management proposed to your board
                          the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                        o Your board, through its Investments Committee and
                          Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                        In 2006, your board will continue to focus on fund
                     expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                        The AIM Funds board is pleased to welcome our newest
                     independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                     K. Dunn, Jr., who retired in 2006.

                        Your board welcomes your views. Please mail them to me
                     at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     June 19, 2006

AIM DEVELOPING MARKETS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


======================================================================================

PERFORMANCE SUMMARY                          =========================================     average earnings growth but whose prices
                                                                                           do not fully reflect these attributes.
Emerging stock markets performed strongly    FUND VS. INDEXES
over the reporting period, with almost                                                        Although portfolio management team
all markets producing double-digit           CUMULATIVE TOTAL RETURNS,10/31/05-4/30/06,    members specialize in specific geographic
returns. The BRIC countries (Brazil,         EXCLUDING APPLICABLE SALES CHARGES. IF        regions, we select investments for the
Russia, India and China) were top            SALES CHARGES WERE INCLUDED, RETURNS          Fund by using a "bottom-up" investment
performers for the six-month period,         WOULD BE LOWER.                               approach, which means that we construct
beating the broad emerging markets                                                         the Fund primarily on a stock-by-stock
benchmark by a significant margin. More      Class A Shares                 41.58%         basis. We focus on the strengths of
cyclical markets, such as South Korea and                                                  individual companies rather than sectors,
Taiwan, saw some volatility during the       Class B Shares                 41.14          countries or market-cap trends.
first quarter of 2006 but ended the
reporting period on a strong note.           Class C Shares                 41.19             We believe disciplined sell decisions
                                                                                           are key to successful investing. We
   We are pleased to report to               MSCI EAFE Index                               consider selling a stock for one of the
shareholders double-digit Fund               (Broad Market Index)           22.89          following reasons:
performance once again. As the table at
the right illustrates, your Fund             MSCI Emerging Markets Index                   o A company's fundamentals deteriorate,
significantly outperformed both its broad    (Style-specific Index)         37.60          or it posts disappointing earnings
market and style-specific benchmarks.
The strong performance by emerging market    Lipper Emerging Markets Fund                  o A stock seems overvalued
equities enabled us to outperform the        Index (Peer Group Index)       36.64
MSCI EAFE Index, which is composed of                                                      o A more attractive opportunity becomes
stocks from developed nations. We            SOURCE: LIPPER INC.                           available
attribute our comparative success against
the style-                                   =========================================     MARKET CONDITIONS AND YOUR FUND
                                             specific benchmark to strong stock
                                             selection in the Asia Pacific and Latin       It was another stellar period for
                                             American regions and strong stock             developing market stocks with most
                                             selection, combined with an overweight        emerging countries, represented by the
                                             position in consumer discretionary and        MSCI Emerging Market Index, outperforming
                                             consumer staples sectors relative to the      developed countries, represented by the
                                             style-specific index.                         MSCI EAFE Index, by over 14%. Financial
                                                                                           conditions for emerging market countries
                                                Your fund's long-term performance          remained favorable, reflecting improved
                                             appears on page 5.                            economic fundamentals--lower inflation
                                                                                           rates, current account surpluses and
======================================================================================     reduced debt-equity ratios. Emerging
                                                                                           market equity funds also witnessed strong
HOW WE INVEST                                ment strategy that emphasizes fundamental     cash inflows as investors favored the
                                             research, supported by both quantitative      asset class.
We believe that earnings drive stock         analysis and portfolio construction
prices and that companies generating         techniques. The strategy focuses                 In Brazil, the market has been
sustainable above-average earnings growth    primarily on identifying quality              volatile, reflecting concern about the
may provide long-term growth of capital.     companies that have experienced, or           upcoming elections. However, both the
When selecting stocks for your Fund, we      exhibit the potential for, accelerating       equity market and
employ a disciplined invest-                 or above-
                                                                                                                         (continued)
=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                              TOP 10 EQUITY HOLDINGS*

By sector                                    1. Brazil                           16.9%      1. LUKOIL-ADR (Russia)              2.7%

Financials                          17.1%    2. South Korea                      13.6       2. Standard Bank Group Ltd.
                                                                                               (South Africa)                   2.2
Consumer Discretionary              15.5     3. South Africa                     10.1
                                                                                            3. Petroleo Brasileiro S.A.-ADR
Telecommunication Services          10.8     4. Mexico                            8.1          (Brazil)                         2.1

Energy                              10.4     5. Russia                            4.6       4. Hana Financial Group Inc.
                                                                                               (South Korea)                    1.6
Industrials                         10.4     TOTAL NET ASSETS          $607.2 MILLION
                                                                                            5. Naspers Ltd.-Class N
Information Technology              10.0     TOTAL NUMBER OF HOLDINGS*            121          (South Africa)                   1.5

Consumer Staples                     9.5                                                    6. America Movil S.A. de
                                                                                               C.V.-Series L-ADR (Mexico)       1.5
Materials                            3.6
                                                                                            7. Hyundai Department Store Co.,
Health Care                          2.7                                                       Ltd. (South Korea)               1.4

Utilities                            0.6                                                    8. Telkom South Africa Ltd.
                                                                                               (South Africa)                   1.3
Money Market Funds Plus
Other Assets Less Liabilities        9.4                                                    9. Philippine Long Distance
                                                                                               Telephone Co. (Philippines)      1.3

                                                                                           10. OTP Bank Rt. (Hungary)           1.3

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
=========================================    =========================================     =========================================

AIM DEVELOPING MARKETS FUND


currency have shown a tendency to rebound    formed the style-specific index in most       The views and opinions expressed in
quickly. Both South Africa and Russia        sectors, lagging stock selection in the       management's discussion of Fund
were supported by overall firmness in        financials sector and our lack of             performance are those of A I M Advisors,
base metals prices and record highs in       exposure to the utilities stocks              Inc. These views and opinions are subject
copper and zinc prices. In India, the        detracted from comparative results. We        to change at any time based on factors
strength of the economy, coupled with        continued to maintain an overweight           such as market and economic conditions.
ongoing healthy foreign demand, continued    position in the consumer discretionary        These views and opinions may not be
to support this booming market. China        and consumer staples sectors relative to      relied upon as investment advice or
continued to perform strongly, benefiting    the style-specific index because of the       recommendations, or as an offer for a
from expectations of further renminbi        high growth profiles of some of these         particular security. The information is
appreciation and positive share reforms.     stocks and the vast population of             not a complete analysis of every aspect
                                             emerging-market countries.                    of any market, country, industry,
   Fund performance was broadly based,                                                     security or the Fund. Statements of fact
with all regions registering double-digit       Foreign exchange was another               are from sources considered reliable, but
gains for the reporting period. Asia         contributor to Fund performance, with our     A I M Advisors, Inc. makes no
Pacific, our largest regional exposure,      exposure to the appreciating Korean won       representation or warranty as to their
was also our biggest contributor to          and South African Rand (versus the U.S.       completeness or accuracy. Although
outperformance, with strong stock            dollar) adding greatest value to overall      historical performance is no guarantee of
selection reflected by our Taiwanese,        return. Because we do not typically hedge     future results, these insights may help
Korean and Hong Kong holdings. Despite a     currencies--we buy stocks in their local      you understand our investment management
relatively volatile Taiwanese market         currency and then translate that value        philosophy.
environment, our bottom-up stock             back into dollars--foreign currency
selection process allowed us to produce      appreciation provided a boost to Fund                See important Fund and index
double-digit gains, outperforming the        performance                                     disclosures on the inside front cover.
style-specific index in this market. One
standout holding was CATCHER TECHNOLOGY,        Stock-specific detractors included                       SHUXIN CAO, Chartered
a small-cap tech firm in Taiwan that         OPTIMAX TECHNOLOGY, MOBILE TELESYSTEMS                      Financial Analyst,
specializes in making alloy-based casings    and YAPI KREDI SIGORTA A.S. OPTIMAX, a         [CAO         portfolio manager, is
for notebook computers and handsets.         Taiwanese LCD panel component maker, was      PHOTO]        co-manager of AIM
Robust sales have led to extremely strong    expected to see improved margins and                        Developing Markets Fund. He
growth. Technological expertise and          earnings due to new product growth.           joined AIM in 1997. Mr. Cao graduated
competitive pricing have earned this         Unfortunately, this turnaround did not        from Tianjin Foreign Language Institute
company the business of several key          develop, negatively impacting the stock,      with a B.A. in English. He also earned an
first-tier global wireless companies.        which we have since sold.                     M.B.A. from Texas A&M University and is a
                                                                                           Certified Public Accountant.
   An overweight exposure combined with         Although the Fund's cash position was
strong stock selection in Brazil gave an     normal, not being fully invested in the
additional boost to relative returns as      extremely strong emerging equity market                     BORGE ENDRESEN, Chartered
well. A top contributor from this market     detracted.                                                  Financial Analyst,
was COSAN S.A. INDUSTRIA E COMERCIO, a                                                     [ENDRESEN     portfolio manager, is
global leader in sugar and ethanol           IN CLOSING                                      PHOTO]      co-manager of AIM
production. This company, which benefited                                                                Developing Markets Fund. He
from significant domestic growth due to      Emerging markets have made considerable       joined AIM in 1999 and graduated summa
Brazil's adoption of environmentally         strides over the last decade. Economic        cum laude from the University of Oregon
friendly flexi-fuel cars, performed well     fundamentals continued to improve, growth     with a B.S. in finance. He also earned an
over the reporting period. The firm has      rates remained among the strongest in the     M.B.A. from The University of Texas at
both a high-quality management and           world and economies continued to embrace      Austin.
production cost advantage over peers. We     capitalism. These improvements, coupled
trimmed our position to take some            with the sheer size of the consumer pool,     Assisted by Asia Pacific/Latin America
profits.                                     once again made the case for emerging         Team and Europe/Canada Team
                                             market investments during the reporting
   Although we produced double-digit         period.
returns in India, our underweight
exposure to this strong market relative         Over the past six months, the Fund has
to the style-specific index detracted        experienced strong double-digit returns.
from performance. Similarly, in Russia,      It would be imprudent for us to suggest
the Fund's lack of exposure to certain       that such a level of performance is
strong-performing index holdings,            sustainable over the long term. However,
predominantly in the energy sector,          we remain committed to our disciplined
detracted from relative performance as       strategy of selecting holdings based on
well.                                        the strengths of the individual company
                                             to maintain our course through market
   On a sector basis, every sector we        fluctuations.
invested in during period produced
double-digit returns--several more than         We welcome new shareholders who
45%. Though we outper-                       invested in the Fund during the reporting           [RIGHT ARROW GRAPHIC]
                                             period and thank all our shareholders for
                                             your continued investment in AIM              FOR A PRESENTATION OF YOUR FUND'S
                                             Developing Markets Fund.                      LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM DEVELOPING MARKETS FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    =========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06,including applicable sales     As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (1/11/94)               5.20%      CLASS A SHARES
10 Years                          7.00       Inception (1/11/94)               4.74%
 5 Years                         23.58       10 Years                          6.75
 1 Year                          59.72        5 Years                         23.62
                                              1 Year                          48.17
CLASS B SHARES
Inception (11/3/97)               7.85%      CLASS B SHARES
 5 Years                         24.11       Inception (11/3/97)               7.19%
 1 Year                          62.73        5 Years                         24.12
                                              1 Year                          50.54
CLASS C SHARES
Inception (3/1/99)               17.18%      CLASS C SHARES
 5 Years                         24.29       Inception (3/1/99)               16.44%
 1 Year                          66.83        5 Years                         24.30
                                              1 Year                          54.51

=========================================    =========================================

THE PERFORMANCE DATA QUOTED REPRESENT        MAY HAVE A GAIN OR LOSS WHEN YOU SELL            THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        SHARES.                                       CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT                                                         SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.             CLASS A SHARE PERFORMANCE REFLECTS THE     EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      MAXIMUM 5.50% SALES CHARGE, AND CLASS B
MOST RECENT MONTH-END PERFORMANCE.           AND CLASS C SHARE PERFORMANCE REFLECTS           HAD THE ADVISOR NOT WAIVED FEES AND/
PERFORMANCE FIGURES REFLECT REINVESTED       THE APPLICABLE CONTINGENT DEFERRED SALES      OR REIMBURSED EXPENSES IN THE PAST,
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    CHARGE (CDSC) FOR THE PERIOD INVOLVED.        PERFORMANCE WOULD HAVE BEEN LOWER.
AND THE EFFECT OF THE MAXIMUM SALES          THE CDSC ON CLASS B SHARES DECLINES FROM
CHARGE UNLESS OTHERWISE STATED.              5% BEGINNING AT THE TIME OF PURCHASE TO          A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             0% AT THE BEGINNING OF THE SEVENTH YEAR.      ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
PERFORMANCE FIGURES DO NOT REFLECT           THE CDSC ON CLASS C SHARES IS 1% FOR THE      OF THE FUND WITHIN 30 DAYS OF PURCHASE.
DEDUCTION OF TAXES A SHAREHOLDER WOULD       FIRST YEAR AFTER PURCHASE.                    EXCEPTIONS TO THE REDEMPTION FEE ARE
PAY ON FUND DISTRIBUTIONS OR SALE OF FUND                                                  LISTED IN THE FUND'S PROSPECTUS.
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU

AIM DEVELOPING MARKETS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the         The hypothetical account values and
                                             period. Simply divide your account value      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account     actual ending account balance or expenses
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          you paid for the period. You may use this
costs, which may include sales charges       multiply the result by the number in the      information to compare the ongoing costs
(loads) on purchase payments; contingent     table under the heading entitled "Actual      of investing in the Fund and other funds.
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         the expenses you paid on your account         example with the 5% hypothetical examples
ongoing costs, including management fees;    during this period.                           that appear in the shareholder reports of
distribution and/or service fees (12b-1);                                                  the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR COMPARISON
intended to help you understand your         PURPOSES                                         Please note that the expenses shown in
ongoing costs (in dollars) of investing                                                    the table are meant to highlight your
in the Fund and to compare these costs       The table below also provides information     ongoing costs only and do not reflect any
with ongoing costs of investing in other     about hypothetical account values and         transactional costs, such as sales
mutual funds. The example is based on an     hypothetical expenses based on the Fund's     charges (loads) on purchase payments,
investment of $1,000 invested at the         actual expense ratio and an assumed rate      contingent deferred sales charges on
beginning of the period and held for the     of return of 5% per year before expenses,     redemptions, and redemption fees, if any.
entire period November 1, 2005, through      which is not the Fund's actual return.        Therefore, the hypothetical information
April 30, 2006.                              The Fund's actual cumulative total            is useful in comparing ongoing costs
                                             returns at net asset value after expenses     only, and will not help you determine the
ACTUAL EXPENSES                              for the six months ended April 30, 2006,      relative total costs of owning different
                                             appear in the table "Fund vs. Indexes" on     funds. In addition, if these
The table below provides information         page 3.                                       transactional costs were included, your
about actual account values and actual                                                     costs would have been higher.
expenses. You may use the information in
this table, together with the amount you
invested, to esti-


====================================================================================================================================
                                                                                    HYPOTHETICAL
                                                  ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING              ENDING              EXPENSES          ENDING             EXPENSES          ANNUALIZED
SHARE         ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS           (11/1/05)            (4/30/06)(1)          PERIOD(2)        (4/30/06)           PERIOD(2)           RATIO
  A             $1,000.00             $1,415.80             $10.48          $1,016.12            $ 8.75             1.75%
  B              1,000.00              1,411.40              14.95           1,012.40             12.47             2.50
  C              1,000.00              1,411.90              14.95           1,012.40             12.47             2.50


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                        [ARROW     For More Information Visit
                                        BUTTON        AIMinvestments.com
                                        IMAGE]

AIM DEVELOPING MARKETS FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      o The quality of services to be provided      o Fees relative to those of comparable
Funds (the "Board") oversees the             by AIM. The Board reviewed the                funds with other advisors. The Board
management of AIM Developing Markets Fund    credentials and experience of the             reviewed the advisory fee rate for the
(the "Fund") and, as required by law,        officers and employees of AIM who will        Fund under the Advisory Agreement. The
determines annually whether to approve       provide investment advisory services to       Board compared effective contractual
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications     advisory fee rates at a common asset
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory         level and noted that the Fund's rate was
("AIM"). Based upon the recommendation of    services, the Board reviewed the              below the median rate of the funds
the Investments Committee of the Board at    qualifications of AIM's investment            advised by other advisors with investment
a meeting held on June 30, 2005, the         personnel and considered such issues as       strategies comparable to those of the
Board, including all of the independent      AIM's portfolio and product review            Fund that the Board reviewed. The Board
trustees, approved the continuance of the    process, various back office support          noted that AIM has agreed to waive
advisory agreement (the "Advisory            functions provided by AIM and AIM's           advisory fees of the Fund and to limit
Agreement") between the Fund and AIM for     equity and fixed income trading               the Fund's total operating expenses, as
another year, effective July 1, 2005.        operations. Based on the review of these      discussed below. Based on this review,
                                             and other factors, the Board concluded        the Board concluded that the advisory fee
   The Board considered the factors          that the quality of services to be            rate for the Fund under the Advisory
discussed below in evaluating the            provided by AIM was appropriate and that      Agreement was fair and reasonable.
fairness and reasonableness of the           AIM currently is providing satisfactory
Advisory Agreement at the meeting on June    services in accordance with the terms of      o Expense limitations and fee waivers.
30, 2005 and as part of the Board's          the Advisory Agreement.                       The Board noted that AIM has
ongoing oversight of the Fund. In their                                                    contractually agreed to waive advisory
deliberations, the Board and the             o The performance of the Fund relative to     fees of the Fund through June 30, 2006 to
independent trustees did not identify any    comparable funds. The Board reviewed the      the extent necessary so that the advisory
particular factor that was controlling,      performance of the Fund during the past       fees payable by the Fund do not exceed a
and each trustee attributed different        one, three and five calendar years            specified maximum advisory fee rate,
weights to the various factors.              against the performance of funds advised      which maximum rate includes breakpoints
                                             by other advisors with investment             and is based on net asset levels. The
   One of the responsibilities of the        strategies comparable to those of the         Board considered the contractual nature
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's         of this fee waiver and noted that it
independent of AIM and AIM's affiliates,     performance for the three and five year       remains in effect until June 30, 2006.
is to manage the process by which the        periods was below the median performance      The Board also noted that AIM has
Fund's proposed management fees are          of such comparable funds and above such       contractually agreed to waive fees and/or
negotiated to ensure that they are           median performance for the one year           limit expenses of the Fund through
negotiated in a manner which is at arm's     period. Based on this review, the Board       October 31, 2005 in an amount necessary
length and reasonable. To that end, the      concluded that no changes should be made      to limit total annual operating expenses
Senior Officer must either supervise a       to the Fund and that it was not necessary     to a specified percentage of average
competitive bidding process or prepare an    to change the Fund's portfolio management     daily net assets for each class of the
independent written evaluation. The          team at this time.                            Fund. The Board considered the
Senior Officer has recommended an                                                          contractual nature of this fee
independent written evaluation in lieu of    o The performance of the Fund relative to     waiver/expense limitation and noted that
a competitive bidding process and, upon      indices. The Board reviewed the               it remains in effect until October 31,
the direction of the Board, has prepared     performance of the Fund during the past       2005. The Board considered the effect
such an independent written evaluation.      one, three and five calendar years            these fee waivers/expense limitations
Such written evaluation also considered      against the performance of the Lipper         would have on the Fund's estimated
certain of the factors discussed below.      Emerging Market Fund Index. The Board         expenses and concluded that the levels of
In addition, as discussed below, the         noted that the Fund's performance for the     fee waivers/expense limitations for the
Senior Officer made certain                  one and three year periods was comparable     Fund were fair and reasonable.
recommendations to the Board in              to the performance of such Index and
connection with such written evaluation.     below such Index for the five year            o Breakpoints and economies of scale. The
                                             period. Based on this review, the Board       Board reviewed the structure of the
   The discussion below serves as a          concluded that no changes should be made      Fund's advisory fee under the Advisory
summary of the Senior Officer's              to the Fund and that it was not necessary     Agreement, noting that it includes three
independent written evaluation and           to change the Fund's portfolio management     breakpoints. The Board reviewed the level
recommendations to the Board in              team at this time.                            of the Fund's advisory fees, and noted
connection therewith, as well as a                                                         that such fees, as a percentage of the
discussion of the material factors and       o Meeting with the Fund's portfolio           Fund's net assets, would decrease as net
the conclusions with respect thereto that    managers and investment personnel. With       assets increase because the Advisory
formed the basis for the Board's approval    respect to the Fund, the Board is meeting     Agreement includes breakpoints. The Board
of the Advisory Agreement. After             periodically with such Fund's portfolio       noted that, due to the Fund's current
consideration of all of the factors below    managers and/or other investment              asset levels and the way in which the
and based on its informed business           personnel and believes that such              advisory fee breakpoints have been
judgment, the Board determined that the      individuals are competent and able to         structured, the Fund has yet to benefit
Advisory Agreement is in the best            continue to carry out their                   from the breakpoints. The Board noted
interests of the Fund and its                responsibilities under the Advisory           that AIM has contractually agreed to
shareholders and that the compensation to    Agreement.                                    waive advisory fees of the Fund through
AIM under the Advisory Agreement is fair                                                   June 30, 2006 to the extent necessary so
and reasonable and would have been           o Overall performance of AIM. The Board       that the advisory fees payable by the
obtained through arm's length                considered the overall performance of AIM     Fund do not exceed a specified maximum
negotiations.                                in providing investment advisory and          advisory fee rate, which maximum rate
                                             portfolio administrative services to the      includes breakpoints and is based on net
o The nature and extent of the advisory      Fund and concluded that such performance      asset levels. The Board concluded that
services to be provided by AIM. The Board    was satisfactory.                             the Fund's fee levels under the Advisory
reviewed the services to be provided by                                                    Agreement therefore would reflect
AIM under the Advisory Agreement. Based      o Fees relative to those of clients of        economies of scale at higher asset levels
on such review, the Board concluded that     AIM with comparable investment                and that it was not necessary to change
the range of services to be provided by      strategies. The Board noted that AIM does     the advisory fee break-points in the
AIM under the Advisory Agreement was         not serve as an advisor to other mutual       Fund's advisory fee schedule.
appropriate and that AIM currently is        funds or other clients with investment
providing services in accordance with the    strategies comparable to those of the
terms of the Advisory Agreement.             Fund.
                                                                                                                         (continued)

AIM DEVELOPING MARKETS FUND


o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements (collectively, "cash            arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM            and/or other funds advised by AIM are
pursuant to the terms of an SEC exemptive    used to pay for research and execution
order. The Board found that the Fund may     services. This research is used by AIM in
realize certain benefits upon investing      making investment decisions for the Fund.
cash balances in AIM advised money market    The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to       obligations under the Advisory Agreement,
the extent the Fund invests in affiliated    and concluded that AIM has the financial
money market funds, AIM has voluntarily      resources necessary to fulfill its
agreed to waive a portion of the advisory    obligations under the Advisory Agreement.
fees it receives from the Fund
attributable to such investment. The         o Historical relationship between the
Board further determined that the            Fund and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the prior
lending Fund is in the best interests of     relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with       relationship, in part, because of such
the securities lending program in the        knowledge. The Board also reviewed the
money market funds according to the          general nature of the non-investment
procedures is in the best interests of       advisory services currently performed by
the lending Fund and its respective          AIM and its affiliates, such as
shareholders.                                administrative, transfer agency and
                                             distribution services, and the fees
o Independent written evaluation and         received by AIM and its affiliates for
recommendations of the Fund's Senior         performing such services. In addition to
Officer. The Board noted that, upon their    reviewing such services, the trustees
direction, the Senior Officer of the         also considered the organizational
Fund, who is independent of AIM and AIM's    structure employed by AIM and its
affiliates, had prepared an independent      affiliates to provide those services.
written evaluation in order to assist the    Based on the review of these and other
Board in determining the reasonableness      factors, the Board concluded that AIM and
of the proposed management fees of the       its affiliates were qualified to continue
AIM Funds, including the Fund. The Board     to provide non-investment advisory
noted that the Senior Officer's written      services to the Fund, including
evaluation had been relied upon by the       administrative, transfer agency and
Board in this regard in lieu of a            distribution services, and that AIM and
competitive bidding process. In              its affiliates currently are providing
determining whether to continue the          satisfactory non-investment advisory
Advisory Agreement for the Fund, the         services.
Board considered the Senior Officer's
written evaluation and the recommendation    o Other factors and current trends. In
made by the Senior Officer to the Board      determining whether to continue the
that the Board consider implementing a       Advisory Agreement for the Fund, the
process to assist them in more closely       Board considered the fact that AIM, along
monitoring the performance of the AIM        with others in the mutual fund industry,
Funds. The Board concluded that it would     is subject to regulatory inquiries and
be advisable to implement such a process     litigation related to a wide range of
as soon as reasonably practicable.           issues. The Board also considered the
                                             governance and compliance reforms being
o Profitability of AIM and its               undertaken by AIM and its affiliates,
affiliates. The Board reviewed               including maintaining an internal
information concerning the profitability     controls committee and retaining an
of AIM's (and its affiliates') investment    independent compliance consultant, and
advisory and other activities and its        the fact that AIM has undertaken to cause
financial condition. The Board considered    the Fund to operate in accordance with
the overall profitability of AIM, as well    certain governance policies and
as the profitability of AIM in connection    practices. The Board concluded that these
with managing the Fund. The Board noted      actions indicated a good faith effort on
that AIM's operations remain profitable,     the part of AIM to adhere to the highest
although increased expenses in recent        ethical standards, and determined that
years have reduced AIM's profitability.      the current regulatory and litigation
Based on the review of the profitability     environment to which AIM is subject
of AIM's and its affiliates' investment      should not prevent the Board from
advisory and other activities and its        continuing the Advisory Agreement for the
financial condition, the Board concluded     Fund.
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM DEVELOPING MARKETS FUND

INSTITUTIONAL CLASS SHARES                   ========================================     ANCE OF OTHER SHARE CLASSES DUE TO
                                                                                          DIFFERING SALES CHARGES AND CLASS
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 EXPENSES.
prepared to provide Institutional Class      For periods ended 4/30/06
shareholders with a performance overview                                                      PLEASE NOTE THAT PAST PERFORMANCE IS
specific to their holdings.                  10 Years                           7.63%     NOT INDICATIVE OF FUTURE RESULTS. MORE
Institutional Class shares are offered        5 Years                          25.06      RECENT RETURNS MAY BE MORE OR LESS THAN
exclusively to institutional investors,       1 Year                           69.48      THOSE SHOWN. ALL RETURNS ASSUME
including defined contribution plans          6 Months*                        41.98      REINVESTMENT OF DISTRIBUTIONS AT NET
that meet certain criteria.                                                               ASSET VALUE. INVESTMENT RETURN AND
                                             ========================================     PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                                                                          SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                                             AVERAGE ANNUAL TOTAL RETURNS                 OR LESS THAN THEIR ORIGINAL COST. SEE
                                             For periods ended 3/31/06, most recent       FULL REPORT FOR INFORMATION ON
                                             calendar quarter-end                         COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                                                          YOUR FUND PROSPECTUS FOR MORE
                                             10 Years                           7.37%     INFORMATION. FOR THE MOST CURRENT
                                              5 Years                          25.06      MONTH-END PERFORMANCE, PLEASE CALL
                                              1 Year                           57.05      800-451-4246 OR VISIT
                                              6 Months*                        25.40      AIMINVESTMENTS.COM.

                                             *Cumulative total return that has not            A REDEMPTION FEE OF 2% WILL BE
                                             been annualized                              IMPOSED ON CERTAIN REDEMPTIONS OR
                                                                                          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                             ========================================     OF PURCHASE. EXCEPTIONS TO THE
                                                                                          REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        PROSPECTUS.
                                             DATE IS OCTOBER 25, 2005. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL            HAD THE ADVISOR NOT WAIVED FEES
                                             OTHER RETURNS ARE BLENDED RETURNS OF         AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             HISTORICAL INSTITUTIONAL CLASS SHARE         PERFORMANCE WOULD HAVE BEEN LOWER.
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS JANUARY 11,
                                             1994.

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
========================================     CLASS SHARES WILL DIFFER FROM PERFORM-
NASDAQ SYMBOL                      GTDIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  DVM-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006                               The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                     ACTUAL                         HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING            EXPENSES         ANNUALIZED
    SHARE            ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE      PAID DURING         EXPENSE
    CLASS              (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,419.80              $7.62         $1,018.50            6.36              1.27%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                  DVM-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-83.58%

ARGENTINA-1.78%

Banco Macro Bansud S.A.-ADR (Diversified
  Banks)(a)                                       200,000   $  4,634,000
------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                       134,790      6,186,861
========================================================================
                                                              10,820,861
========================================================================

BRAZIL-9.83%

All America Latine Logistica (Railroads)(b)        82,200      5,199,436
------------------------------------------------------------------------
American Banknote S.A. (Commercial
  Printing)(a)                                    147,900      1,250,808
------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)
  (Acquired 4/26/06; Cost $1,790,357)(a)(c)       224,100      1,895,240
------------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional Banks)            77,700      1,753,555
------------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional Banks)
  (Acquired 10/27/05; Cost $472,348)(c)            34,700        783,119
------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar-ADR (Hypermarkets & Super
  Centers)(d)                                      86,000      3,384,960
------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Steel)(d)          69,430      3,577,034
------------------------------------------------------------------------
Cosan S.A. Industria e Comerico (Packaged
  Foods & Meats)(a)                                55,500      4,270,867
------------------------------------------------------------------------
Cyrela Brazil Realty S.A. (Homebuilding)          179,950      3,060,961
------------------------------------------------------------------------
Equatorial Energia S.A. (Independent Power
  Producers & Energy Traders)(a)(e)               135,700      1,007,834
------------------------------------------------------------------------
Equatorial Energia S.A. (Independent Power
  Producers & Energy Traders) (Acquired
  03/31/06; Cost $2,374,486)(c)(e)                358,400      2,661,811
------------------------------------------------------------------------
Gafisa S.A. (Homebuilding)(a)                     468,100      4,777,446
------------------------------------------------------------------------
Guararapes Confeccoes S.A. (Apparel,
  Accessories & Luxury Goods)                      83,000      4,050,177
------------------------------------------------------------------------
Localiza Rent a Car S.A. (Trucking)               171,500      3,615,716
------------------------------------------------------------------------
Perdigao S.A. (Packaged Foods & Meats)            377,700      3,728,136
------------------------------------------------------------------------
Rossi Residencial S.A. (Homebuilding)              59,200        624,054
------------------------------------------------------------------------
Rossi Residencial S.A. (Homebuilding)
  (Acquired 02/14/06; Cost $1,383,422)(c)         119,500      1,259,703
------------------------------------------------------------------------
Tim Participacoes S.A.-ADR (Wireless
  Telecommunication Services)(d)                  160,200      6,159,690
------------------------------------------------------------------------
Totvs S.A. (Systems Software) (Acquired
  03/08/06; Cost $2,966,396)(a)(c)                200,000      3,929,085
------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.-ADR
  (Diversified Banks)                              34,332      2,724,244
========================================================================
                                                              59,713,876
========================================================================

CANADA-1.05%

Calvalley Petroleum Inc.-Class A (Oil & Gas
  Exploration & Production)(a)                    524,700      4,106,552
------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)                                208,200      2,271,950
========================================================================
                                                               6,378,502
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

CHINA-3.85%

China Petroleum and Chemical Corp. (Sinopen)-
  Class H (Integrated Oil & Gas)(f)             8,624,000   $  5,524,814
------------------------------------------------------------------------
Longcheer Holdings Ltd. (Integrated
  Telecommunication Services)(f)                6,623,000      3,837,365
------------------------------------------------------------------------
NetEase.com Inc.-ADR (Internet Software &
  Services)(a)(d)                                 115,600      2,506,208
------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts &
  Equipment)(f)                                 7,800,000      3,567,400
------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(f)          1,954,000      5,367,869
------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)                     30,165,000      2,567,797
========================================================================
                                                              23,371,453
========================================================================

EGYPT-0.86%

Orascom Construction Industries (Construction
  & Engineering)                                  126,897      5,230,476
========================================================================

HONG KONG-3.34%

AAC Acoustic Technology Holdings Inc.
  (Communications Equipment)(a)(f)              2,582,000      2,921,255
------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods &
  Meats)(a)(f)                                  2,410,000      1,924,946
------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods &
  Meats) (Acquired 09/23/05; Cost
  $1,505,349)(c)(f)                             3,125,819      2,496,694
------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                   3,606,000      2,906,827
------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
  Railtracks)(f)                                1,137,000      3,317,114
------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Apparel, Accessories
  & Luxury Goods)(f)                            3,993,000      1,172,558
------------------------------------------------------------------------
Parkson Retail Group Ltd. (Department
  Stores)(f)                                      961,000      3,152,381
------------------------------------------------------------------------
Solomon Systech International Ltd.
  (Semiconductors)(f)                           5,364,000      2,378,537
========================================================================
                                                              20,270,312
========================================================================

HUNGARY-3.33%

Egis Nyrt. (Pharmaceuticals)                       46,800      7,620,949
------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt. (Integrated
  Oil & Gas)(f)                                    40,406      4,795,199
------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)                  200,600      7,778,730
------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
  11/22/90; Cost $2,989,406)(a)(c)(g)(h)            1,400             --
========================================================================
                                                              20,194,878
========================================================================

INDIA-3.13%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                                92,000      2,981,720
------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)             64,061      3,768,068
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
INDIA-(CONTINUED)

Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)                                94,800   $  7,456,020
------------------------------------------------------------------------
Tata Motors Ltd.-ADR (Construction & Farm
  Machinery & Heavy Trucks)(d)                    232,000      4,809,360
========================================================================
                                                              19,015,168
========================================================================

INDONESIA-4.22%

PT Astra Agro Lestari Tbk (Agricultural
  Products)(f)                                  5,279,000      3,963,670
------------------------------------------------------------------------
PT Astra International Tbk (Automobile
  Manufacturers)(f)                             3,024,000      4,110,426
------------------------------------------------------------------------
PT Bank Rakyat Indonesia (Diversified
  Banks)(f)                                     8,584,500      4,516,072
------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk-Series B
  (Integrated Telecommunication Services)(f)    8,823,000      7,595,124
------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
  Machinery & Heavy Trucks)(f)                  8,745,000      5,420,118
========================================================================
                                                              25,605,410
========================================================================

ISRAEL-0.39%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                57,800      2,340,900
========================================================================

LUXEMBOURG-1.15%

Millicom International Cellular S.A.
  (Wireless Telecommunication Services)(a)(d)     142,400      7,003,232
========================================================================

MALAYSIA-1.82%

IOI Corp. Berhad (Agricultural Products)          662,000      2,593,214
------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)          2,205,000      4,014,621
------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)                                  4,322,500      4,459,627
========================================================================
                                                              11,067,462
========================================================================

MEXICO-8.07%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           242,200      8,939,602
------------------------------------------------------------------------
Axtel, S.A. de C.V.-CPO (Integrated
  Telecommunication Services) (Acquired
  12/06/05; Cost $2,497,969)(a)(c)(d)           1,025,000      2,306,441
------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(a)                             1,013,100      3,798,524
------------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
  (Construction Materials) (Acquired
  03/01/06; Cost $2,899,780)(c)(g)              1,551,600      3,224,978
------------------------------------------------------------------------
Gruma S.A.-Class B (Packaged Foods & Meats)     1,578,600      4,921,646
------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico S.A. de
  C.V.-ADR (Airport Services)(a)                   86,628      2,882,980
------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)(d)                        1,328,900      3,464,633
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             190,212      4,032,495
------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-CPO (Broadcasting &
  Cable TV)(d)                                  4,936,700      3,069,335
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
MEXICO-(CONTINUED)

Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(a)                               670,000   $  5,497,684
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)(d)             2,410,300      6,872,102
========================================================================
                                                              49,010,420
========================================================================

PHILIPPINES-1.28%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(f)      196,500      7,785,150
========================================================================

RUSSIA-4.59%

LUKOIL-ADR (Integrated Oil & Gas)(i)              180,932     16,374,346
------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)(a)                  149,700      4,889,202
------------------------------------------------------------------------
NovaTek OAO-GDR (Oil & Gas Exploration &
  Production) (Acquired 07/21/05; Cost
  $1,256,250)(c)(h)                                75,000      3,185,941
------------------------------------------------------------------------
OAO Vimpel-Communications-ADR (Wireless
  Telecommunication Services)(a)                   73,800      3,435,390
========================================================================
                                                              27,884,879
========================================================================

SOUTH AFRICA-10.14%

Anglo American PLC (Diversified Metals &
  Mining)(d)(f)                                   166,800      7,182,410
------------------------------------------------------------------------
Barloworld Ltd. (Industrial
  Conglomerates)(d)(f)                            145,300      3,189,394
------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)(f)                 451,600      4,574,107
------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)(d)(f)                         11,001      2,084,170
------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)(d)(f)     210,000      3,245,809
------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(f)                                     583,500      5,707,493
------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable
  TV)                                             411,900      9,044,013
------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified
  Banks)(d)(f)                                    925,686     13,204,550
------------------------------------------------------------------------
Sun International Ltd. (Casinos &
  Gaming)(d)(f)                                   334,800      5,343,383
------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(d)                  301,000      7,169,766
------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  06/18/04; Cost $396,871)(c)(d)                   35,300        840,840
========================================================================
                                                              61,585,935
========================================================================

SOUTH KOREA-13.55%

Cheil Communications Inc. (Advertising)(f)         10,000      2,123,938
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(f)               23,590      3,221,654
------------------------------------------------------------------------
Daegu Bank (Regional Banks)(f)                    179,800      3,368,738
------------------------------------------------------------------------
Daesang Corp. (Packaged Foods & Meats)(a)(f)      286,000      5,336,645
------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co.,
  Ltd. (Construction & Farm Machinery & Heavy
  Trucks)                                          97,000      2,833,130
------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Home Entertainment
  Software)                                       389,302      3,398,607
------------------------------------------------------------------------
Hana Financial Group Inc. (Diversified
  Banks)(f)                                       198,169      9,741,730
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Hyundai Department Store Co., Ltd.
  (Department Stores)(f)                           86,700   $  8,336,729
------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)                 46,300      4,339,168
------------------------------------------------------------------------
Hyundai Motor Co. (Automobile
  Manufacturers)(f)                                30,310      2,663,639
------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(f)                50,100      4,471,075
------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless
  Telecommunication Services)(f)                  174,500      5,809,145
------------------------------------------------------------------------
NHN Corp. (Internet Software &
  Services)(a)(f)                                  14,500      5,109,019
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 11/03/00-08/29/01; Cost
  $1,423,508)(c)(d)                                17,723      6,043,543
------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(f)                                       4,380      2,145,528
------------------------------------------------------------------------
STX Shipbuilding Co., Ltd. (Construction &
  Farm Machinery & Heavy Trucks)(f)               312,014      3,495,267
------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity
  Chemicals)(f)                                   230,741      3,726,578
------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
  Specialties)(f)                                 205,300      6,105,736
========================================================================
                                                              82,269,869
========================================================================

TAIWAN-4.46%

Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(f)                       545,128      6,095,239
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(a)(f)       581,095      3,922,868
------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(a)(f)              560,000      6,548,973
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(f)                           1,446,146      3,072,462
------------------------------------------------------------------------
Tripod Technology Corp. (Electronic Equipment
  Manufacturers)(f)                               772,000      2,909,502
------------------------------------------------------------------------
Wistron Corp. (Computer Hardware)(a)(f)         3,473,000      4,536,082
========================================================================
                                                              27,085,126
========================================================================

THAILAND-2.62%

Kasikornbank PCL (Diversified Banks)(f)         3,296,000      5,994,125
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)    3,107,600      5,382,201
------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining &
  Marketing)(f)                                 2,492,500      4,507,189
========================================================================
                                                              15,883,515
========================================================================

TURKEY-3.53%

Akbank T.A.S. (Diversified Banks)(f)              359,500      3,005,069
------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)(f)                                  1,017,150      4,826,855
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
TURKEY-(CONTINUED)

Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining & Marketing)(f)                  130,814   $  2,781,788
------------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri A.S.
  (Construction & Farm Machinery & Heavy
  Trucks)                                         250,800      3,438,219
------------------------------------------------------------------------
Turkiye Vakiflar Bankasi T.A.O.-Class D
  (Diversified Banks)(a)(f)                       265,000      1,680,549
------------------------------------------------------------------------
Turkiye Vakiflar Bankasi T.A.O.-Class D
  (Diversified Banks) (Acquired 11/14/05;
  Cost $1,982,088)(c)(f)                          500,000      3,170,846
------------------------------------------------------------------------
Yapi Kredi Sigorta A.S. (Multi-Line
  Insurance)(f)                                   485,200      2,508,306
========================================================================
                                                              21,411,632
========================================================================

UNITED KINGDOM-0.59%

Hikma Pharmaceuticals PLC
  (Pharmaceuticals)(f)                            445,300      3,555,793
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $302,150,191)                          507,484,849
========================================================================
PREFERRED STOCKS-7.09%

BRAZIL-7.09%

Banco Itau Holding Financeira S.A.-Pfd.
  (Diversified Banks)                             104,300      3,288,424
------------------------------------------------------------------------
Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)(d)                                     90,600      4,194,780
------------------------------------------------------------------------
Duratex S.A.-Pfd. (Building Products)(g)(h)       110,000      2,356,013
------------------------------------------------------------------------
Iochpe Maxion S.A.,-Pfd., (Construction &
  Farm Machinery & Heavy Trucks)                  305,000      2,747,484
------------------------------------------------------------------------
Iochpe Maxion S.A.,-Pfd., (Construction &
  Farm Machinery & Heavy Trucks) (Acquired
  02/01/06; Cost $1,711,304)(c)                   195,900      1,764,696
------------------------------------------------------------------------
Lojas Americanas S.A.-Pfd. (General
  Merchandise Stores)                          108,400,000     4,513,637
------------------------------------------------------------------------
Net Services de Comunicacao S.A.-Pfd.
  (Broadcasting & Cable TV)(a)                  9,981,584      6,026,256
------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR (Integrated
  Oil & Gas)(d)                                   145,000     12,889,050
------------------------------------------------------------------------
Tam S.A.-Pfd. (Airlines)                          202,800      5,237,623
========================================================================
    Total Preferred Stocks (Cost $22,791,698)                 43,017,963
========================================================================
MONEY MARKET FUNDS-7.34%

Liquid Assets Portfolio-Institutional
  Class(j)                                     22,272,849     22,272,849
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(j)    22,272,849     22,272,849
========================================================================
    Total Money Market Funds (Cost
      $44,545,698)                                            44,545,698
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)--98.01% (Cost
  $369,487,587)                                              595,048,510
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-10.33%

Liquid Assets Portfolio-Institutional
  Class(j)(k)                                  31,358,694   $ 31,358,694
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(j)(k)                                  31,358,695     31,358,695
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $62,717,389)                                      62,717,389
========================================================================
TOTAL INVESTMENTS-108.34% (Cost $432,204,976)                657,765,899
========================================================================
OTHER ASSETS LESS LIABILITIES-(8.34)%                        (50,610,128)
========================================================================
NET ASSETS-100.00%                                          $607,155,771
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
CPO   - Certificates of Ordinary Participation
GDR   - Global Depositary Receipt
REGS  - Regulation S
GBP   - British Pound
CAD   - Canadian Dollar
USD   - U.S. Dollar
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Each unit represents one common share and four preferred shares.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $33,562,937, which represented 5.53% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) All or a portion of this security is out on loan at April 30, 2006.
(e) Each unit represents one ordinary share and two preferred shares.
(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $243,149,075, which represented 40.05% of the Fund's Net Assets. See Note 1A.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2006 was $5,580,991, which represented 0.92% of the Fund's Net Assets.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2006 was $5,541,954, which represented 0.91% of the Fund's Net Assets. See Note 1A.
(i) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at April 30, 2006 represented 2.70% of the Fund's Net Assets. See Note 1A.
(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $324,941,889)*     $ 550,502,812
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $107,263,087)                            107,263,087
============================================================
     Total investments (cost $432,204,976)       657,765,899
============================================================
Foreign currencies, at value (cost
  $10,017,323)                                    10,229,809
------------------------------------------------------------
Receivables for:
  Investments sold                                   989,196
------------------------------------------------------------
  Fund shares sold                                10,027,813
------------------------------------------------------------
  Dividends                                        1,341,533
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                18,085
------------------------------------------------------------
Other assets                                          58,390
============================================================
     Total assets                                680,430,725
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            8,782,390
------------------------------------------------------------
  Fund shares reacquired                             628,015
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 29,344
------------------------------------------------------------
  Collateral upon return of securities loaned     62,717,389
------------------------------------------------------------
Accrued distribution fees                            237,030
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,250
------------------------------------------------------------
Accrued transfer agent fees                          249,830
------------------------------------------------------------
Accrued operating expenses                           628,706
============================================================
     Total liabilities                            73,274,954
============================================================
Net assets applicable to shares outstanding    $ 607,155,771
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 508,378,938
------------------------------------------------------------
Undistributed net investment income                 (424,480)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (126,505,597)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              225,706,910
============================================================
                                               $ 607,155,771
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 477,557,531
____________________________________________________________
============================================================
Class B                                        $  67,026,186
____________________________________________________________
============================================================
Class C                                        $  58,956,049
____________________________________________________________
============================================================
Institutional Class                            $   3,616,005
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           20,174,888
____________________________________________________________
============================================================
Class B                                            2,901,603
____________________________________________________________
============================================================
Class C                                            2,554,954
____________________________________________________________
============================================================
Institutional Class                                  152,464
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       23.67
------------------------------------------------------------
  Offering price per share
     (Net asset value of $23.67 divided by
     94.50%)                                   $       25.05
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $       23.10
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $       23.08
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $       23.72
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $61,522,579 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $307,848)        $  3,837,075
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $120,402, after compensation
  to counterparties of $328,227)                                   669,043
==========================================================================
    Total investment income                                      4,506,118
==========================================================================

EXPENSES:

Advisory fees                                                    2,182,830
--------------------------------------------------------------------------
Administrative services fees                                        66,369
--------------------------------------------------------------------------
Custodian fees                                                     428,793
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          454,443
--------------------------------------------------------------------------
  Class B                                                          257,736
--------------------------------------------------------------------------
  Class C                                                          156,937
--------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                  631,921
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   358
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           12,665
--------------------------------------------------------------------------
Other                                                              153,705
==========================================================================
    Total expenses                                               4,345,757
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (127,770)
==========================================================================
    Net expenses                                                 4,217,987
==========================================================================
Net investment income                                              288,131
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                                         42,326,370
--------------------------------------------------------------------------
  Foreign currencies                                              (659,027)
==========================================================================
                                                                41,667,343
==========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of change in estimated tax of
    foreign investment held of $240,774 -- Note 1H)            104,949,492
--------------------------------------------------------------------------
  Foreign currencies                                               326,756
==========================================================================
                                                               105,276,248
==========================================================================
Net gain from investment securities and foreign currencies     146,943,591
==========================================================================
Net increase in net assets resulting from operations          $147,231,722
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    288,131    $  1,411,734
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  41,667,343      34,211,491
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                          105,276,248      36,657,029
==========================================================================================
    Net increase in net assets resulting from operations       147,231,722      72,280,254
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,870,432)             --
------------------------------------------------------------------------------------------
  Class B                                                          (87,623)             --
------------------------------------------------------------------------------------------
  Class C                                                          (42,557)             --
------------------------------------------------------------------------------------------
  Institutional Class                                               (2,313)             --
==========================================================================================
    Decrease in net assets resulting from distributions         (2,002,925)             --
==========================================================================================
Share transactions-net:
  Class A                                                       93,325,757       5,825,461
------------------------------------------------------------------------------------------
  Class B                                                       15,824,328        (134,117)
------------------------------------------------------------------------------------------
  Class C                                                       37,141,861       3,879,104
------------------------------------------------------------------------------------------
  Institutional Class                                            3,244,441          23,932
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              149,536,387       9,594,380
==========================================================================================
    Net increase in net assets                                 294,765,184      81,874,634
==========================================================================================

NET ASSETS:

  Beginning of period                                          312,390,587     230,515,953
==========================================================================================
  End of period (including undistributed net investment
    income of $(424,480) and $1,290,314, respectively)        $607,155,771    $312,390,587
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.975%
--------------------------------------------------------------------
Next $500 million                                              0.95%
--------------------------------------------------------------------
Next $500 million                                             0.925%
--------------------------------------------------------------------
Over $1.5 billion                                              0.90%
 ___________________________________________________________________
====================================================================


    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.935%
----------------------------------------------------------------------
Next $250 million                                                0.91%
----------------------------------------------------------------------
Next $500 million                                               0.885%
----------------------------------------------------------------------
Next $1.5 billion                                                0.86%
----------------------------------------------------------------------
Next $2.5 billion                                               0.835%
----------------------------------------------------------------------
Next $2.5 billion                                                0.81%
----------------------------------------------------------------------
Next $2.5 billion                                               0.785%
----------------------------------------------------------------------
Over $10 billion                                                 0.76%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.75%, 2.50%, 2.50% and 1.50% of average daily net assets, respectively, through October 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $116,578.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $453.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $66,369.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $631,921 for Class A, Class B and Class C share classes and $358 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's

Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B and Class C shares paid $454,443, $257,736 and $156,937, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $144,557 in front-end sales commissions from the sale of Class A shares and $8,184, $20,520 and $5,429 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05            COST           FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,814,306      $ 63,720,472      $(47,261,929)         $   --         $22,272,849     $273,752       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,814,306        63,720,472       (47,261,929)             --          22,272,849      274,889           --
==================================================================================================================================
  Subtotal        $11,628,612      $127,440,944      $(94,523,858)         $   --         $44,545,698     $548,641       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05            COST           FROM SALES       (DEPRECIATION)      04/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,177,645      $ 65,481,918      $ (39,300,869)        $   --        $ 31,358,694     $ 60,102       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,177,645        65,481,918        (39,300,868)            --          31,358,695       60,300           --
==================================================================================================================================
  Subtotal        $10,355,290      $130,963,836      $ (78,601,737)        $   --        $ 62,717,389     $120,402       $   --
==================================================================================================================================
  Total           $21,983,902      $258,404,780      $(173,125,595)        $   --        $107,263,087     $669,043       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities purchases of $1,012,905.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $10,739.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $3,858 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $61,522,579 were on loan to brokers. The loans were secured by cash collateral of $62,717,389 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $120,402 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2005 to utilizing $150,434,134 of capital loss carryforward in the fiscal year ended October 31, 2006.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2006                                                $ 76,692,697
-----------------------------------------------------------------------------
October 31, 2007                                                   9,273,499
-----------------------------------------------------------------------------
October 31, 2008                                                  15,085,807
-----------------------------------------------------------------------------
October 31, 2009                                                  59,191,537
-----------------------------------------------------------------------------
October 31, 2010                                                   7,382,001
-----------------------------------------------------------------------------
October 31, 2012                                                       9,980
=============================================================================
Total capital loss carryforward                                 $167,635,521
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $220,373,857 and $116,140,953, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $231,948,706
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (6,825,044)
==============================================================================
Net unrealized appreciation of investment securities             $225,123,662
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $432,642,237.

NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   APRIL 30, 2006(A)              OCTOBER 31, 2005
                                                              ---------------------------    --------------------------
                                                                SHARES          AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,478,817    $137,835,580     3,978,681    $ 62,313,747
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,258,145      25,367,598       986,903      14,816,911
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,971,630      40,608,316       930,346      13,543,724
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          151,891       3,264,885         1,437          23,932
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          87,544       1,630,935            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                           4,343          79,163            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                           2,097          38,175            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              124           2,313            --              --
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         171,347       3,722,463       350,620       5,239,210
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (175,438)     (3,722,463)     (358,220)     (5,239,210)
=======================================================================================================================
Reacquired:(c)
  Class A                                                      (2,359,967)    (49,863,221)   (4,100,354)    (61,727,496)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (286,604)     (5,899,970)     (647,485)     (9,711,818)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (171,399)     (3,504,630)     (676,864)     (9,664,620)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                             (988)        (22,757)           --              --
=======================================================================================================================
                                                                7,131,542    $149,536,387       465,064    $  9,594,380
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)Institutional Class shares commenced sales on October 25, 2005.
(c)Amount is net of redemption fees of $19,136, $2,723, $1,738 and $78 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended April 30, 2006 and $32,296, $4,298, $1,389 and $0 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended October 31, 2005.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        --------------------------------------------------------------------
                                            2006             2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  16.81        $  12.71       $  10.52       $   6.96       $   6.32       $   8.89
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.03            0.09(a)        0.02(a)        0.04(a)       (0.01)(a)       0.15(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   6.94            4.01           2.19           3.52           0.74          (2.67)
===============================================================================================================================
    Total from investment operations           6.97            4.10           2.21           3.56           0.73          (2.52)
===============================================================================================================================
Less dividends from net investment
  income                                      (0.11)             --          (0.02)            --          (0.09)         (0.05)
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00            0.00           0.00             --             --             --
===============================================================================================================================
Net asset value, end of period             $  23.67        $  16.81       $  12.71       $  10.52       $   6.96       $   6.32
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                               41.67%          32.26%         21.05%         51.15%         11.37%        (28.51)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $477,558        $265,583       $197,848       $209,221       $123,812       $110,756
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.75%(c)        1.83%          2.00%          2.00%          1.84%          1.76%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.80%(c)        1.98%          2.22%          2.33%          2.35%          2.26%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.26%(c)        0.62%          0.16%          0.44%         (0.07)%         1.95%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                       28%             40%            49%           100%           109%           144%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $366,567,432.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                              CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                            2006            2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 16.40         $ 12.48       $ 10.36       $  6.89       $  6.25       $  8.79
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.06)          (0.01)(a)     (0.04)(a)     (0.01)(a)     (0.05)(a)      0.11(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  6.80            3.93          2.16          3.48          0.73         (2.65)
==========================================================================================================================
    Total from investment operations          6.74            3.92          2.12          3.47          0.68         (2.54)
==========================================================================================================================
Less dividends from net investment
  income                                     (0.04)             --            --            --         (0.04)           --
==========================================================================================================================
Redemption fees added to shares of
  beneficial interest                         0.00            0.00          0.00            --            --            --
==========================================================================================================================
Net asset value, end of period             $ 23.10         $ 16.40       $ 12.48       $ 10.36       $  6.89       $  6.25
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                              41.14%          31.41%        20.46%        50.36%        10.85%       (28.90)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $67,026         $34,456       $26,447       $30,111       $31,465       $51,040
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            2.50%(c)        2.50%         2.52%         2.53%         2.38%         2.35%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.55%(c)        2.65%         2.74%         2.86%         2.89%         2.85%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.49)%(c)      (0.05)%       (0.36)%       (0.08)%       (0.61)%        1.36%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                      28%             40%           49%          100%          109%          144%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $51,974,383.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ----------------------------------------------------------------
                                             2006           2005          2004          2003          2002           2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  16.38        $ 12.46       $ 10.34       $  6.88       $  6.25       $   8.79
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.06)         (0.01)(a)     (0.04)(a)     (0.01)(a)     (0.05)(a)       0.10(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   6.80           3.93          2.16          3.47          0.72          (2.64)
===========================================================================================================================
    Total from investment operations           6.74           3.92          2.12          3.46          0.67          (2.54)
===========================================================================================================================
Less dividends from net investment
  income                                      (0.04)            --            --            --         (0.04)            --
===========================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00           0.00          0.00            --            --             --
===========================================================================================================================
Net asset value, end of period             $  23.08        $ 16.38       $ 12.46       $ 10.34       $  6.88       $   6.25
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                               41.19%         31.46%        20.50%        50.29%        10.69%        (28.90)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $ 58,956        $12,327       $ 6,222       $ 4,361       $ 2,557       $  1,682
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.50%(c)       2.50%         2.52%         2.53%         2.38%          2.35%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.55%(c)       2.65%         2.74%         2.86%         2.89%          2.85%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.49)%(c)     (0.05)%       (0.36)%       (0.08)%       (0.61)%         1.36%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                       28%            40%           49%          100%          109%           144%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,647,510.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                               OCTOBER 25, 2005
                                                              SIX MONTHS         (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  16.81            $  16.64
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.07                0.00(a)
===============================================================================================
  Net gains on securities (both realized and unrealized)           6.97                0.17
===============================================================================================
    Total from investment operations                               7.04                0.17
===============================================================================================
Less dividends from net investment income                         (0.13)                 --
===============================================================================================
Redemption fees added to shares of beneficial interest             0.00                0.00
===============================================================================================
Net asset value, end of period                                 $  23.72            $  16.81
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   42.06%               1.02%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  3,616            $     24
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.28%(c)            1.34%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.33%(c)            1.45%(d)
===============================================================================================
Ratio of net investment income to average net assets               0.74%(c)            1.11%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           28%                 40%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,281,396.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

     DOMESTIC EQUITY                                   SECTOR EQUITY                       AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund        AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                           AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund               AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund               AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund               AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                               DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                   AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                       AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                               FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
   INTERNATIONAL/GLOBAL EQUITY               Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund                               =======================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)      FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             =======================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com                 DVM-SAR-1            A I M Distributors, Inc.

                                  [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------------------
Mutual    Retirement    Annuities    College    Separately    Offshore    Cash                 [AIM INVESTMENTS LOGO]
Funds     Products                   Savings    Managed       Products    Management          --Registered Trademark--
                                     Plans      Accounts
------------------------------------------------------------------------------------

                                                    AIM ENHANCED SHORT BOND FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


===================================================================================================================================
AIM ENHANCED SHORT BOND FUND SEEKS TO PROVIDE TOTAL RETURN.

o   Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            values for shareholder transactions and
                                                                                          the returns based on those net asset
o Class R shares are available only to       o The unmanaged LEHMAN BROTHERS U.S.         values may differ from the net asset
certain retirement plans. Please see the     AGGREGATE BOND INDEX (the Lehman             values and returns reported in the
prospectus for more information.             Aggregate), which represents the U.S.        Financial Highlights.
                                             investment-grade fixed-rate bond market
PRINCIPAL RISKS OF INVESTING IN THE FUND     (including government and corporate          o Industry classifications used in this
                                             securities, mortgage pass-through            report are generally according to the
o Investing in higher-yielding,              securities and asset-backed securities),     Global Industry Classification Standard,
lower-rated corporate bonds, commonly        is compiled by Lehman Brothers, a global     which was developed by and is the
known as junk bonds, has a greater risk      investment bank.                             exclusive property and a service mark of
of price fluctuation and loss of                                                          Morgan Stanley Capital International
principal and income than U.S.               o The U.S. THREE MONTH LONDON INTERBANK      Inc. and Standard & Poor's.
government securities such as U.S.           OFFERED RATE (LIBOR) is the interest
Treasury bills, notes and bonds.             rate the world's most credit-worthy          The Fund provides a complete list of its
Treasuries are guaranteed by the             banks charge one another for large           holdings four times in each fiscal year,
government for repayment of principal        loans. It is used worldwide as a base        at the quarter-ends. For the second and
and interest if held to maturity. Fund       interest rate for loans to major             fourth quarters, the lists appear in the
shares are not insured, and their value      corporations.                                Fund's semiannual and annual reports to
and yield will vary with market                                                           shareholders. For the first and third
conditions.                                  o The unmanaged LIPPER SHORT INVESTMENT      quarters, the Fund files the lists with
                                             GRADE FUND INDEX is an equally weighted      the Securities and Exchange Commission
o The Fund may invest in asset-backed or     representation of the 30 largest funds       (SEC) on Form N-Q. The most recent list
mortgage-backed securities which may         that make up the Lipper Short Investment     of portfolio holdings is available at
lose value if they are called or             Grade Debt category. These funds invest      AIMinvestments.com. From our home page,
prepaid.                                     primarily in investment grade debt           click on Products & Performance, then
                                             issues with dollar-weighted average          Mutual Funds, then Fund Overview. Select
o The prices of securities held by the       maturities of less than three years.         your Fund from the drop-down menu and
Fund may decline in response to market                                                    click on Complete Quarterly Holdings.
risks, changes in interest rates,            o The Fund is not managed to track the       Shareholders can also look up the Fund's
effective maturities and credit ratings      performance of any particular index,         Forms N-Q on the SEC Web site at
of those securities.                         including the indexes defined here, and      sec.gov. Copies of the Fund's Forms N-Q
                                             consequently, the performance of the         may be reviewed and copied at the SEC
o Foreign securities have additional         Fund may deviate significantly from the      Public Reference Room at 450 Fifth
risks, including exchange rate changes,      performance of the indexes.                  Street, N.W., Washington, D.C.
political and economic developments, the                                                  20549-0102. You can obtain information
relative lack of information about these     o A direct investment cannot be made in      on the operation of the Public Reference
companies and the potential lack of          an index. Unless otherwise indicated,        Room, including information about
strict financial and accounting controls     index results include reinvested             duplicating fee charges, by calling
and standards.                               dividends, and they do not reflect sales     202-942-8090 or 800-732-0330,or by
                                             charges. Performance of an index of          electronic request at the following
o The Fund may use enhanced investment       funds reflects fund expenses;                e-mail address: publicinfo@sec.gov. The
techniques such as leverage and              performance of a market index does not.      SEC file numbers for the Fund are
derivatives. Leveraging entails special                                                   811-05426 and 033-19338.
risks such as magnifying changes in the      OTHER INFORMATION
value of the portfolio's securities.                                                      A description of the policies and
Derivatives are subject to                   o The returns shown in management's          procedures that the Fund uses to
counterparty-risk--the risk that the         discussion of Fund performance are based     determine how to vote proxies relating
other party will not complete the            on net asset values calculated for           to portfolio securities is available
transaction with the Fund.                   shareholder transactions. Generally          without charge, upon request, from our
                                             accepted accounting principles require       Client Services department at
o Investors should carefully assess the      adjustments to be made to the net assets     800-959-4246 or on the AIM Web site,
risks associated with investing in the       of the Fund at period end for financial      AIMinvestments.com. On the home page,
Fund.                                        reporting purposes, and as such, the net     scroll down and click on AIM Funds Proxy
                                             asset                                        Policy. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          Continued on page 5

                                                                                          =============================
                                                                                          FUND NASDAQ SYMBOLS
                                                                                          Class A Shares          EASBX
                                                                                          Class C Shares          CESBX
                                                                                          Class R Shares          RESBX
                                                                                          =============================

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

=============================================================================

=======================================================
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
=======================================================

AIMinvestments.com

AIM ENHANCED SHORT BOND FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this semiannual report, which includes a discussion of how your Fund was managed for the six months ended April 30, 2006, and what factors affected its performance. That discussion begins on page 3.

    [PHOTO OF          It's been said nothing is certain but death and taxes. We
    ROBERT H.       would venture to add that one other thing is certain:
     GRAHAM]        Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic
 ROBERT H. GRAHAM   and global equity markets were generally strong throughout the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting
    [PHOTO OF       period. Inflation fears were the primary cause of this
      PHILIP        volatility and negativity:
     TAYLOR]
                       o   Amid signs of rising inflation, the U.S. Federal
                    Reserve Board stated that additional interest rate
  PHILIP TAYLOR     hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                     uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                     advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                     OUR COMMITMENT TO YOU

                     In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                     always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                     Sincerely,

                     /s/ ROBERT H. GRAHAM                   /s/ PHILIP TAYLOR
                     -----------------------------------    --------------------
                     Robert H. Graham                       Philip Taylor
                     President & Vice Chair -- AIM Funds    CEO, AIM Investments
                     Chair, AIM Investments


                     June 19, 2006

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM ENHANCED SHORT BOND FUND


                       DEAR FELLOW AIM FUND SHAREHOLDERS:

                       Having completed a year of transition and change at AIM
                       Funds--as well as my first full year as your board's
    [PHOTO OF          independent chair--I can assure you that shareholder
     BRUCE L.          interests are at the forefront of every decision your
    CROCKETT]          board makes. While regulators and fund companies debate
                       the value of an independent board chair, this structure
                       is working for you. Our new structure has enabled the
                       board to work more effectively with management to achieve
BRUCE L. CROCKETT      benefits for the shareholders, as shown in the highlights
                       of 2005 listed below:

                           o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                           o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                           o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                           In 2006, your board will continue to focus on fund
                       expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                           The AIM Funds board is pleased to welcome our newest
                       independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

                           Your board welcomes your views. Please mail them to
                       me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                       Sincerely,


                       /s/ BRUCE L. CROCKETT
                       ---------------------
                       Bruce L. Crockett
                       Independent Chair
                       AIM Funds Board

                       June 19, 2006

AIM ENHANCED SHORT BOND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


                                              ==========================================   securities on an individual basis. Our
                                                                                           goal is to outperform the Fund's
For the period from the Fund's inception      FUND VS. INDEXES                             style-specific index through an analysis
on March 31, 2006, through April 30, 2006,                                                 of a variety of alpha sources (specific
AIM Enhanced Short Bond Fund, excluding       CUMULATIVE TOTAL RETURNS, 3/31/06--4/30/06,  factors affecting the return on
sales charges, slightly outperformed the      EXCLUDING APPLICABLE SALES CHARGES. IF       investments relative to a benchmark),
U.S. Three Month LIBOR. The Fund              SALES CHARGES WERE INCLUDED, RETURNS WOULD   including high yield, emerging market,
benefited from the U.S. dollar's              BE LOWER.                                    country and currency risk.
weakness against several currencies,
including the euro, the Japanese yen,         Class A Shares                       0.61%      We also will consider macro-economic
the Polish zloty and the Brazilian real,                                                   and sector level factors such as
but was adversely affected by a               Class C Shares                       0.69    economic or political conditions,
short-term "long" position taken during                                                    monetary policy and emerging market
April in the U.S. Treasury market.            Class R Shares                       0.69    trends. Factors we take into
                                                                                           consideration in selecting an individual
HOW WE INVEST                                 Lehman Brothers U.S. Aggregate               security for the portfolio include cash
                                              Bond Index (Broad Market Index)     -0.18    flow coverage, revenue growth, stability
AIM Enhanced Short Bond Fund's objective                                                   of credit ratings and business margin
is to provide total return. The Fund          U.S. Three Month London Interbank            conditions.
seeks to meet this objective by               Offered Rate (Style-specific Index)  0.38
attempting to exceed the return of the                                                        Our focus is on securities we believe
U.S. Three Month LIBOR.                       Lipper Short Investment Grade Fund           are more likely to outperform the Fund's
                                              Index (Peer Group Index)             0.31    style-specific index. We will consider
   We invest in a diversified portfolio                                                    selling a particular security when there
of domestic and foreign government and        SOURCE: LIPPER INC.                          is a change in risk factors relative to
corporate debt securities. We may also                                                     its potential return.
invest in structured securitized debt         ==========================================
securities, such as asset-backed                                                           MARKET CONDITIONS AND YOUR FUND
securities and both residential and           and credit default swaps), put options,
commercial mortgage-backed securities.        call options, futures contracts and          The weakness of the U.S. dollar was a
In managing the portfolio, we may use         forward currency contracts. We may also      major theme in April 2006. The U.S.
synthetic and derivative instruments,         use other strategies, such as dollar         dollar's decline began when the G-8, an
such as swaps (including interest rate,       rolls and reverse repurchase agreements.     organization of the eight largest
currency, total return                        We may invest up to 35% of the Fund's        industrial nations, issued a statement
                                              net assets in foreign securities and up      calling for exchange rate adjustments to
                                              to 25% of its total assets in                reflect economic fundamentals. Ben
                                              non-investment grade securities,             Bernanke, the new chairman of the U.S.
                                              including non-investment grade emerging      Federal Reserve (the Fed), also added to
                                              market securities.                           downward pressure on the dollar by
                                                                                           giving a speech that suggested a pause
                                                 In constructing the Fund's portfolio,     in the Fed interest rate hiking cycle.
                                              we employ both top-down and bottom-up        With both Japan and the European Central
                                              analysis. Top-down analysis takes into       Bank apparently poised to raise interest
                                              account general economic and market          rates, the
                                              trends while bottom-up analysis involves
                                              an evaluation of


                                                                                                                        (continued)



====================================================================================================================

PORTFOLIO COMPOSITION                                          TOP 10 ISSUERS*

By security type                                                1.  Long Beach Mortgage Loan Trust              6.5%

U.S. Dollar Denominated Bonds & Notes         35.9%             2.  Saxon Asset Securities Trust                6.5

Asset-Backed Securities                       29.4              3.  Poland Government                           5.1

Non-U.S. Dollar Denominated Bonds & Notes      8.8              4.  Federal Republic of Brazil                  3.7

U.S. Treasury Securities                       1.2              5.  Yum! Brands Inc.                            3.5

U.S. Government Agency Securities Plus                          6.  Credit Suisse Mortgage
Other Assets Less Liabilities                 24.7                  Capital Ctfs.                                3.2

The Fund's holdings are subject to change, and                  7.  Comcast Corp.                               3.2
there is no assurance that the Fund will continue
to hold any particular security.                                8.  Fortune Brands Inc.                         3.2

*Excluding U.S. Government Agency Securities.                   9.  WellPoint Inc.                              3.1

                                                               10.  Johnson Controls, Inc.                      3.0

                                                               TOTAL NET ASSETS                        $7.7 MILLION

                                                               TOTAL NUMBER OF HOLDINGS*                         36

====================================================================================================================

AIM ENHANCED SHORT BOND FUND



Japanese yen and the euro benefited from      IN CLOSING                                                  KENNETH R. BOWLING,
broad-based U.S. dollar weakness.                                                                         Chartered Financial
                                              We continued to look to the asset-backed     [BOWLING       Analyst, portfolio
   The Fund had exposure to bonds             market and other adjustable rate              PHOTO]        manager, is portfolio
denominated in foreign currencies,            securities markets to add to floating                       manager of AIM Enhanced
including the Polish zloty and the            rate holdings in the portfolio. At the                      Short Bond Fund. Mr.
Brazilian real, which enhanced returns        close of the reporting period, we had a      Bowling has been with the worldwide
for U.S. investors because of the U.S.        bias in favor of other major currencies      fixed income division of the Fund's
dollar's weakness.                            versus the U.S. dollar and eastern           advisor since 1993. Prior to assuming
                                              European currencies versus the euro. We      his current position, he served as
   The market displayed a preference for      continued to monitor all of the Fund's       division's director of investment
higher yielding securities, and the           available alpha sources for possible         strategy. He earned a B.S. in mechanical
Fund's holding of a Polish government         value-added situations.                      engineering and an M.S. in engineering
bond and several small positions in                                                        from the University of Louisville.
emerging market bonds also enhanced Fund         We thank you for your investment in
performance.                                  AIM Enhanced Short Bond Fund.                               JAMES F. GUENTHER,

========================================      THE VIEWS AND OPINIONS EXPRESSED IN                         Chartered Financial
        Your Fund's exposure to               MANAGEMENT'S DISCUSSION OF FUND               [GUENTHER     Analyst, portfolio
        longer dated U.S.invest-              PERFORMANCE ARE THOSE OF A I M ADVISORS,        PHOTO]      manager, is co-portfolio
          ment grade corporate                INC. THESE VIEWS AND OPINIONS ARE                           manager of AIM Enhanced
          bonds also helped it                SUBJECT TO CHANGE AT ANY TIME BASED ON                      Short Bond Fund. Mr.
          fare better than its                FACTORS SUCH AS MARKET AND ECONOMIC          Guenther joined the Fund's advisor in
         style-specific index.                CONDITIONS. THESE VIEWS AND OPINIONS MAY     1992. Prior to assuming his current
========================================      NOT BE RELIED UPON AS INVESTMENT ADVICE      duties, he worked at two investment
                                              OR RECOMMENDATIONS, OR AS AN OFFER FOR A     research firms. Mr. Guenther earned a
   We observed that narrow yield              PARTICULAR SECURITY. THE INFORMATION IS      B.S. in business administration from
spreads--the difference between the           NOT A COMPLETE ANALYSIS OF EVERY ASPECT      Western Michigan University and attended
yields of different types of bonds of         OF ANY MARKET, COUNTRY, INDUSTRY,            the DePaul University School of Law.
varying maturities and credit qualities       SECURITY OR THE FUND. STATEMENTS OF FACT
and U.S. Treasury securities--made bonds      ARE FROM SOURCES CONSIDERED RELIABLE,                       STEPHEN M. JOHNSON,
somewhat less attractive as an                BUT A I M ADVISORS, INC. MAKES NO                           Chartered Financial
investment option. However, bonds in the      REPRESENTATION OR WARRANTY AS TO THEIR       [JOHNSON       Analyst, portfolio
more economically and market sensitive        COMPLETENESS OR ACCURACY. ALTHOUGH            PHOTO]        manager, is co-portfolio
sectors such as telecommunication             HISTORICAL PERFORMANCE IS NO GUARANTEE                      manager of AIM Enhanced
services performed well. Lower rated          OF FUTURE RESULTS, THESE INSIGHTS MAY                       Short Bond Fund. Mr.
investment-grade bonds and higher rated       HELP YOU UNDERSTAND OUR INVESTMENT           Johnson began his investment career in
non-investment grade bonds were also          MANAGEMENT PHILOSOPHY.                       1986 and joined the Fund's advisor in
among the better performing market                                                         1991. He previously worked as a trader
segments. Corporate bond yield spreads           See important Fund and index              at another investment firm and a
remained relatively narrow, with              disclosures on the inside front cover.       portfolio manager at a major bank. He
relatively tight supply benefiting                                                         earned a B.S. in petroleum engineering
longer maturity corporate bonds. Your                                                      from the University of Kansas and a
Fund's exposure to longer dated U.S.                                                       M.B.A. from Rice University.
investment-grade corporate bonds also
helped it fare better than its                                                                            J. RICHARD ROBBEN,
style-specific index.                                                                                     Chartered Financial
                                                                                           [ROBBEN        Analyst, senior portfolio
   A short-term "long" position in a                                                        PHOTO]        manager, is co-portfolio
longer duration U.S. Treasury security                                                                    manager of AIM Enhanced
detracted from performance, as rising                                                      Short Bond Fund. Mr. Robben has been
interest rates adversely affected this                                                     with the worldwide fixed income division
holding.                                                                                   of the Fund's advisor since 1996. He
                                                                                           served as the division's director of
                                                                                           information technology before beginning
                                                                                           his investment career in 2002. He earned
                                                                                           a B.S. in business administration from
                                                                                           Bellarmine University. In addition to
                                                                                           various technology-related designations,
                                                                                           Mr. Robben has served on the board of
                                                                                           the CFA Society of Louisville since
                                                                                           2003.

                                                                                                     [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                           PAGE 5.


AIM ENHANCED SHORT BOND FUND


YOUR FUND'S LONG-TERM PERFORMANCE



==================================

CUMULATIVE TOTAL RETURNS

As of 4/30/06, including applicable
sales charges

CLASS A SHARES
Inception (3/31/06)       -1.93%

CLASS C SHARES
Inception (3/31/06)       -0.31%

CLASS R SHARES
Inception (3/31/06)        0.69%

==================================

THE PERFORMANCE DATA QUOTED REPRESENT        WOULD PAY ON FUND DISTRIBUTIONS OR SALE      A 0.75% CDSC THAT MAY BE IMPOSED ON A
PAST PERFORMANCE AND CANNOT GUARANTEE        OF FUND SHARES. INVESTMENT RETURN AND        TOTAL REDEMPTION OF RETIREMENT PLAN
COMPARABLE FUTURE RESULTS; CURRENT           PRINCIPAL VALUE WILL FLUCTUATE SO THAT       ASSETS WITHIN THE FIRST YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER.          YOU MAY HAVE A GAIN OR LOSS WHEN YOU
PLEASE VISIT OUR WEBSITE,                    SELL SHARES.                                    THE PERFORMANCE OF THE FUND'S SHARE
AIMinvestments.com, FOR THE MOST RECENT                                                   CLASSES WILL DIFFER DUE TO DIFFERENT
MONTH-END PERFORMANCE. PERFORMANCE              CLASS A SHARE PERFORMANCE REFLECTS        SALES CHARGE STRUCTURES AND CLASS
FIGURES REFLECT REINVESTED                   THE MAXIMUM 2.50% SALES CHARGE. CLASS C      EXPENSES.
DISTRIBUTIONS, CHANGES IN NET ASSET          SHARES DO NOT HAVE A FRONT-END SALES
VALUE AND THE EFFECT OF THE MAXIMUM          CHARGE OR A CDSC; THEREFORE, PERFORMANCE        HAD THE ADVISOR NOT WAIVED FEES AND
SALES CHARGE UNLESS OTHERWISE STATED.        QUOTED IS AT NET ASSET VALUE. CLASS R        /OR REIMBURSED EXPENSES, PERFORMANCE
PERFORMANCE FIGURES DO NOT REFLECT           SHARES DO NOT HAVE A FRONT-END SALES         WOULD HAVE BEEN LOWER.
DEDUCTION OF TAXES A SHAREHOLDER             CHARGE; RETURNS SHOWN ARE AT NET ASSET
                                             VALUE AND DO NOT REFLECT

                                                                                          Continued from inside front cover

                                                                                          Information regarding how the Fund
                                                                                          voted proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2006, will be available at our
                                                                                          Web site. Go to AIMinvestments.com,
                                                                                          access the About Us tab, click on
                                                                                          Required Notices and then click on Proxy
                                                                                          Voting Activity. Next, select the Fund
                                                                                          from the drop-down menu. The information
                                                                                          is also available on the SEC Web
                                                                                          site, sec.gov.

AIM ENHANCED SHORT BOND FUND



CALCULATING YOUR ONGOING FUND EXPENSES       may use the information in this table,       cumulative total returns at net asset
                                             together with the amount you invested,       value after expenses for the period
EXAMPLE                                      to estimate the expenses that you paid       ended April 30, 2006, appear in the
                                             over the period. Simply divide your          table "Fund vs. Indexes" on page 3.
As a shareholder of the Fund, you incur      account value by $1,000 (for example, an
two types of costs: (1) transaction          $8,600 account value divided by $1,000 =        The hypothetical account values and
costs, which may include sales charges       8.6), then multiply the result by the        expenses may not be used to estimate the
(loads) on purchase payments; contingent     number in the table under the heading        actual ending account balance or
deferred sales charges on redemptions;       entitled "Actual Expenses Paid During        expenses you paid for the period. You
and redemption fees, if any; and (2)         Period" to estimate the expenses you         may use this information to compare the
ongoing costs, including distribution        paid on your account during this period      ongoing costs of investing in the Fund
and/or service fees (12b-1); and other       (March 31, 2006, through April 30, 2006      and other funds. To do so, compare this
Fund expenses. This example is intended      for the Class A, C and R shares).            5% hypothetical example with the 5%
to help you understand your ongoing          Because the actual ending account value      hypothetical examples that appear in the
costs (in dollars) of investing in the       and expense information in the example       shareholder reports of the other funds.
Fund and to compare these costs with         is not based upon a six month period,
ongoing costs of investing in other          the ending account value and expense            Please note that the expenses shown
mutual funds. The actual ending account      information may not provide a meaningful     in the table are meant to highlight your
value and expenses of the Class A, C and     comparison to mutual funds that provide      ongoing costs only and do not reflect
R shares in the below example are based      such information for a full six month        any transactional costs, such as sales
on an investment of $1,000 invested on       period.                                      charges (loads) on purchase payments,
March 31, 2006, (the date the share                                                       contingent deferred sales charges on
classes commenced operations) and held       HYPOTHETICAL EXAMPLE FOR COMPARISON          redemptions, and redemption fees, if
through April 30, 2006. The hypothetical     PURPOSES                                     any. Therefore, the hypothetical
ending account values and expenses are                                                    information is useful in comparing
based on an investment of $1,000             The table below also provides                ongoing costs only, and will not help
invested at the beginning of the period      information about hypothetical account       you determine the relative total costs
and held for the entire period November      values and hypothetical expenses based       of owning different funds. In addition,
1, 2005, through April 30, 2006.             on the Fund's actual expense ratio and       if these transactional costs were
                                             an assumed rate of return of 5% per year     included, your costs would have been
ACTUAL EXPENSES                              before expenses, which is not the Fund's     higher.
                                             actual return. The Fund's actual
The table below provides information
about actual account values and actual
expenses. You

====================================================================================================================================

                                                                              HYPOTHETICAL
                                                ACTUAL              (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING          ENDING           EXPENSES           ENDING           EXPENSES         ANNUALIZED
    SHARE         ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING         EXPENSE
    CLASS          (11/01/05)       (4/30/06)(1)        PERIOD(2)         (4/30/06)         PERIOD(3)           RATIO
      A             $1,000.00         $1,006.10           $0.72           $1,020.58           $4.26             0.85%
      C              1,000.00          1,006.90            0.94            1,019.34            5.51             1.10
      R              1,000.00          1,006.90            0.94            1,019.34            5.51             1.10

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through April
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 31 (March 31, 2006 through April 30, 2006)/365. Because the Class A, C and R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, C and R shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

                                           [ARROW
                                           BUTTON     For More Information Visit
                                           IMAGE]     AIMinvestments.com

AIM ENHANCED SHORT BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       o Meeting with the Fund's portfolio          o Breakpoints and economies of scale.
AIM Investment Funds (the "Trust")           managers and investment personnel. The       The Board reviewed the structure of the
oversees the management of AIM Enhanced      Board intends to meet periodically with      Fund's advisory fee under the Advisory
Short Bond Fund (the "Fund") and, as         the Fund's portfolio managers and/or         Agreement, noting that it contains two
required by law, determines whether to       other investment personnel to ensure         breakpoints. The Board reviewed the
approve the Fund's advisory agreement        that such individuals are competent and      level of the Fund's advisory fees, and
with A I M Advisors, Inc. ("AIM"). Based     able to carry out their responsibilities     noted that such fees, as a percentage of
upon the recommendation of the               under the Advisory Agreement.                the Fund's net assets, would decrease as
Investments Committee of the Board at a                                                   net assets increase because the Advisory
meeting held on February 1, 2006, the        o Overall performance of AIM. Not            Agreement includes breakpoints. The
Board, including all of the independent      applicable because this is a new Fund.       Board noted that, because this is a new
trustees, approved the initial advisory      However, the Board considered the            Fund and the way in which the advisory
agreement (the "Advisory Agreement")         overall performance of AIM in providing      fee breakpoints have been structured,
between the Fund and AIM for an initial      investment advisory and portfolio            the Fund has yet to benefit from the
period ending June 30, 2007.                 administrative services to other mutual      breakpoints. The Board concluded that
                                             funds advised by AIM and concluded that      the Fund's fee levels under the Advisory
   The Board considered the factors          such performance was satisfactory.           Agreement therefore would reflect
discussed below in evaluating the                                                         economies of scale at higher asset
fairness and reasonableness of the           o Fees relative to those clients of AIM      levels and that it was not necessary to
Advisory Agreement at the meeting on         with comparable investment strategies.       change the advisory fee breakpoints in
February 1, 2006 and as part of the          The Board reviewed the advisory fee rate     the Fund's advisory fee schedule.
Board's ongoing oversight of the Fund.       for the Fund under the Advisory
In their deliberations, the Board and        Agreement. The Board compared effective      o Investments in affiliated money market
the independent trustees did not             contractual advisory fee rates at a          funds. The Board also took into account
identify any particular factor that was      common asset level and noted that this       the fact that uninvested cash and cash
controlling, and each trustee attributed     rate was higher than the advisory fee        collateral from securities lending
different weights to the various             rate for one mutual fund advised by the      arrangements (collectively, "cash
factors.                                     Advisor with investment strategies           balances") of the Fund may be invested
                                             comparable to those of the Fund. The         in money market funds advised by AIM
   The discussion below serves as a          Board noted that AIM has agreed to limit     pursuant to the terms of an SEC
summary of the material factors and the      the Fund's total annual operating            exemptive order. The Board found that
conclusions with respect thereto that        expenses, as discussed below. Based on       the Fund may realize certain benefits
formed the basis for the Board's             this review, the Board concluded that        upon investing cash balances in AIM
approval of the Fund's Advisory              the advisory fee rate under the Advisory     advised money market funds, including a
Agreement. After consideration of all of     Agreement was fair and reasonable.           higher net return, increased liquidity,
the factors below and based on its                                                        increased diversification or decreased
informed business judgment, the Board        o Fees relative to those of comparable       transaction costs. The Board also found
determined that the Fund's Advisory          funds with other advisors. The Board         that the Fund will not receive reduced
Agreement is in the best interests of        reviewed the advisory fee rate for the       services if it invests its cash balances
the Fund and its shareholders and that       Fund under the Advisory Agreement. The       in such money market funds. The Board
the compensation to AIM under the Fund's     Board compared effective contractual         noted that, to the extent the Fund
Advisory Agreement is fair and               advisory fee rates at a common asset         invests in affiliated money market
reasonable and would have been obtained      level and noted that the Fund's rate was     funds, AIM has voluntarily agreed to
through arm's length negotiations.           above the median rate of the funds           waive a portion of the advisory fees it
                                             advised by other advisors with               receives from the Fund attributable to
o The nature and extent of the advisory      investment strategies comparable to          such investment. The Board further
services to be provided by AIM. The          those of the Fund that the Board             determined that the proposed securities
Board reviewed the services to be            reviewed. The Board noted that AIM has       lending program and related procedures
provided by AIM under the Advisory           agreed to limit the Fund's total annual      with respect to the lending Fund is in
Agreement. Based on such review, the         operating expenses, as discussed below.      the best interests of the lending Fund
Board concluded that the range of            The Board also considered the fact that      and its respective shareholders. The
services to be provided by AIM under the     AIM set the proposed advisory fees for       Board therefore concluded that the
Advisory Agreement was appropriate.          the Fund based upon the median effective     investment of cash collateral received
                                             management fee rate (comprised of            in connection with the securities
o The quality of services to be provided     advisory fees plus, in some cases,           lending program in the money market
by AIM. The Board reviewed the               administrative fees) at various asset        funds according to the procedures is in
credentials and experience of the            levels of competitor mutual funds with       the best interests of the lending Fund
officers and employees of AIM who will       investment strategies comparable to          and its respective shareholders.
provide investment advisory services to      those of the Fund. Based on this review,
the Fund. In reviewing the                   the Board concluded that the advisory        o Profitability of AIM and its
qualifications of AIM to provide             fee rate for the Fund under the Advisory     affiliates. The Board reviewed
investment advisory services, the Board      Agreement was fair and reasonable.           information concerning the profitability
reviewed the qualifications of AIM's                                                      of AIM's (and its affiliates')
investment personnel and considered such     o Expense limitations and fee waivers.       investment advisory and other activities
issues as AIM's portfolio and product        The Board noted that AIM has                 and its financial condition. The Board
review process, various back office          contractually agreed to waive fees           considered the overall profitability of
support functions provided by AIM and        and/or limit expenses of the Fund            AIM. The Board noted that AIM's
AIM's equity and fixed income trading        through June 30, 2007 in an amount           operations remain profitable, although
operations. Based on the review of these     necessary to limit total annual              increased expenses in recent years have
and other factors, the Board concluded       operating expenses to a specified            reduced AIM's profitability. Based on
that the quality of services to be           percentage of average daily net assets       the review of the profitability of AIM's
provided by AIM was appropriate.             for each class of the Fund. The Board        and its affiliates' investment advisory
                                             considered the contractual nature of         and other activities and its financial
o The performance of the Fund relative       this fee waiver/expense limitation and       condition, the Board concluded that the
to comparable funds. Not applicable          noted that it remains in effect until        compensation to be paid by the Fund to
because this is a new Fund.                  June 30, 2007. The Board considered the      AIM under its Advisory Agreement was not
                                             effect this fee waiver/expense               excessive.
o The performance of the Fund relative       limitation would have on the Fund's
to indices. Not applicable because this      estimated expenses and concluded that
is a new Fund.                               the levels of fee waivers/expense
                                             limitations for the Fund were fair and
                                             reasonable.

                                                                                                                        (continued)

AIM ENHANCED SHORT BOND FUND


o Benefits of soft dollars to AIM. The       APPROVAL OF SUB-ADVISORY AGREEMENT           o Overall performance of the
Board considered the benefits realized                                                    Sub-Advisor. Not applicable because this
by AIM as a result of brokerage              The Board oversees the management of the     is a new Fund. However, the Board
transactions executed through "soft          Fund and, as required by law, determines     considered the overall performance of
dollar" arrangements. Under these            whether to approve the Fund's                the Sub-Advisor in providing investment
arrangements, brokerage commissions paid     sub-advisory agreement. Based upon the       advisory services to other mutual funds
by the Fund and/or other funds advised       recommendation of the Investments            advised by AIM and concluded that such
by AIM are used to pay for research and      Committee of the Board at a meeting held     performance was satisfactory.
execution services. This research is         on February 1, 2006, the Board,
used by AIM in making investment             including all of the independent             o Advisory fees, expense limitations and
decisions for the Fund. The Board            trustees, approved the sub-advisory          fee waivers, and breakpoints and
concluded that such arrangements were        agreement (the "Sub-Advisory Agreement")     economies of scale. The Board reviewed
appropriate.                                 between INVESCO Institutional (N.A.),        the sub-advisory fee rate for the Fund
                                             Inc. (the "Sub-Advisor") and AIM with        under the Sub-Advisory Agreement. The
o AIM's financial soundness in light of      respect to the Fund for an initial           Board compared effective contractual fee
the Fund's needs. The Board considered       period ending June 30, 2007.                 rates at a common asset level and noted
whether AIM is financially sound and has                                                  that this rate was lower than the median
the resources necessary to perform its          The Board considered the factors          advisory fee rate for eight
obligations under the Advisory               discussed below in evaluating the            institutional/separately managed
Agreement, and concluded that AIM has        fairness and reasonableness of the           accounts advised by the Sub-Advisor with
the financial resources necessary to         Sub-Advisory Agreement at the meeting on     investment strategies comparable to
fulfill its obligations under the            February 1, 2006 and as part of the          those of the Fund. The Board noted that
Advisory Agreement.                          Board's ongoing oversight of the Fund.       AIM has agreed to limit the Fund's total
                                             In their deliberations, the Board and        annual operating expenses, as discussed
o Historical relationship between the        the independent trustees did not             below. The Board also considered the
Fund and AIM. In determining whether to      identify any particular factor that was      services to be provided by the
approve the Advisory Agreement for the       controlling, and each trustee attributed     Sub-Advisor pursuant to the Sub-Advisory
Fund, the Board also considered the          different weights to the various             Agreement and the services to be
current relationship between AIM and the     factors.                                     provided by AIM pursuant to the Advisory
Trust, as well as the Board's knowledge                                                   Agreement, as well as the allocation of
of AIM's operations, and concluded that         The discussion below serves as a          fees between AIM and the Sub-Advisor
it was beneficial to maintain the            discussion of the material factors and       pursuant to the Sub-Advisory Agreement.
current relationship, in part, because       the conclusions with respect thereto         The Board noted that the sub-advisory
of such knowledge. The Board also            that formed the basis for the Board's        fees have no direct effect on the Fund
reviewed the general nature of the           approval of the Sub-Advisory Agreement.      or its shareholders, as they are paid by
non-investment advisory services             After consideration of all of the            AIM to the Sub-Advisor, and that AIM and
currently performed by AIM and its           factors below and based on its informed      the Sub-Advisor are affiliates. Based on
affiliates for the Trust, such as            business judgment, the Board determined      this review, the Board concluded that
administrative, transfer agency and          that the Sub-Advisory Agreement is in        the sub-advisory fee rate under the
distribution services, and the fees          the best interests of the Fund and its       Sub-Advisory Agreement was fair and
received by AIM and its affiliates for       shareholders.                                reasonable.
performing such services. In addition to
reviewing such services, the trustees        o The nature and extent of the advisory      o Profitability of AIM and its
also considered the organizational           services to be provided by the               affiliates. The Board reviewed
structure employed by AIM and its            Sub-Advisor. The Board reviewed the          information concerning the profitability
affiliates to provide those services.        services to be provided by the               of AIM's (and its affiliates')
Based on the review of these and other       Sub-Advisor under the Sub-Advisory           investment advisory and other activities
factors, the Board concluded that AIM        Agreement. Based on such review, the         and its financial condition. The Board
and its affiliates were qualified to         Board concluded that the range of            considered the overall profitability of
provide non-investment advisory services     services to be provided by the               AIM. The Board noted that AIM's
to the Fund, including administrative,       Sub-Advisor under the Sub-Advisory           operations remain profitable, although
transfer agency and distribution             Agreement was appropriate.                   increased expenses in recent years have
services.                                                                                 reduced AIM's profitability. Based on
                                             o The quality of services to be provided     the review of the profitability of AIM's
o Other factors and current trends. In       by the Sub-Advisor. The Board reviewed       and its affiliates' investment advisory
determining whether to approve the           the credentials and experience of the        and other activities and its financial
Advisory Agreement for the Fund, the         officers and employees of the                condition, the Board concluded that the
Board considered the fact that AIM,          Sub-Advisor who will provide investment      compensation to be paid by the Fund to
along with others in the mutual fund         advisory services to the Fund. Based on      AIM under its Advisory Agreement was not
industry, is subject to regulatory           the review of these and other factors,       excessive.
inquiries and litigation related to a        the Board concluded that the quality of
wide range of issues. The Board also         services to be provided by the               o The Sub-Advisor's financial soundness
considered the governance and compliance     Sub-Advisor was appropriate.                 in light of the Fund's needs. The Board
reforms being undertaken by AIM and its                                                   considered whether the Sub-Advisor is
affiliates, including maintaining an         o The performance of the Fund relative       financially sound and has the resources
internal controls committee and              to comparable funds. Not applicable          necessary to perform its obligations
retaining an independent compliance          because this is a new Fund.                  under the Sub-Advisory Agreement, and
consultant, and the fact that AIM has                                                     concluded that the Sub-Advisor has the
undertaken to cause the Fund to operate      o The performance of the Fund relative       financial resources necessary to fulfill
in accordance with certain governance        to indices. Not applicable because this      its obligations under the Sub-Advisory
policies and practices. The Board            is a new Fund.                               Agreement.
concluded that these actions indicated a
good faith effort on the part of AIM to      o Meetings with the Fund's portfolio
adhere to the highest ethical standards,     managers and investment personnel. The
and determined that the current              Board intends to meet periodically with
regulatory and litigation environment to     the Fund's portfolio managers and/or
which AIM is subject should not prevent      other investment personnel to ensure
the Board from approving the Advisory        that such individuals are competent and
Agreement for the Fund.                      able to carry out their responsibilities
                                             under the Sub-Advisory Agreement.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM ENHANCED SHORT BOND FUND

INSTITUTIONAL CLASS SHARES                   ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           CUMULATIVE TOTAL RETURNS                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 4/30/06                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  Inception (3/31/06)                0.74%     ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================     SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  INSTITUTIONAL CLASS SHARES HAVE NO SALES     FULL REPORT FOR INFORMATION ON
                                             CHARGE; THEREFORE, PERFORMANCE IS AT         COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS      YOUR FUND PROSPECTUS FOR MORE
                                             SHARES WILL DIFFER FROM PERFORMANCE OF       INFORMATION. FOR THE MOST CURRENT
                                             OTHER SHARE CLASSES DUE TO DIFFERING         MONTH-END PERFORMANCE, PLEASE CALL
                                             SALES CHARGES AND CLASS EXPENSES.            800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.

                                                                                              HAD THE ADVISOR NOT WAIVED FEES
                                                                                          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

========================================
NASDAQ SYMBOL                      IAESX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  ESB-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              HYPOTHETICAL EXAMPLE FOR
                                                                                          COMPARISON PURPOSES
As a shareholder of the Fund, you incur      The table below provides information
ongoing costs. This example is intended      about actual account values and actual       The table below also provides
to help you understand your ongoing          expenses. You may use the information in     information about hypothetical account
costs (in dollars) of investing in the       this table, together with the amount you     values and hypothetical expenses based
Fund and to compare these costs with         invested, to estimate the expenses that      on the Fund's actual expense ratio and
ongoing costs of investing in other          you paid over the period. Simply divide      an assumed rate of return of 5% per year
mutual funds. The actual ending account      your account value by $1,000 (for            before expenses, which is not the Fund's
value and expenses in the below example      example, an $8,600 account value divided     actual return.
are based on an investment of $1,000         by $1,000 = 8.6), then multiply the
invested on March 31, 2006 (the date the     result by the number in the table under          The hypothetical account values and
share class commenced operations) and        the heading entitled "Actual Expenses        expenses may not be used to estimate the
held through April 30, 2006. The             Paid During Period" to estimate the          actual ending account balance or
hypothetical ending account value and        expenses you paid on your account during     expenses you paid for the period. You
expenses in the below example are based      the period, March 31, 2006, through          may use this information to compare the
on an investment of $1,000 invested at       April 30, 2006. Because the actual           ongoing costs of investing in the Fund
the beginning of the period and held for     ending account value and expense             and other funds. To do so, compare this
the entire six month period November 1,      information in the example is not based      5% hypothetical example with the 5%
2005, through April 30, 2006.                upon a six month period, the ending          hypothetical examples that appear in the
                                             account value and expense information        shareholder reports of the other funds.
                                             may not provide a meaningful comparison
                                             to mutual funds that provide such                Please note that the expenses shown
                                             information for a full six month period.     in the table are meant to highlight your
                                                                                          ongoing costs only. Therefore, the
                                                                                          hypothetical information is useful in
                                                                                          comparing ongoing costs only, and will
                                                                                          not help you determine the relative
                                                                                          total costs of owning different funds.

====================================================================================================================================

                                                     ACTUAL                                     HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING             EXPENSES         ANNUALIZED
    SHARE            ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE       PAID DURING         EXPENSE
    CLASS              (11/1/05)       (4/30/06)(1)            PERIOD(2)      (4/30/06)           PERIOD(3)          RATIO
Institutional          $1,000.00         $1,007.40              $0.51         $1,021.82            $3.01             0.60%

(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through April 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period November 1, 2005, through April 30, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 31 (March 31, 2006 through April 30, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMinvestments.com                  ESB-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT           VALUE
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-49.10%

FEDERAL HOME LOAN BANK (FHLB)-49.10%

Unsec. Disc. Notes, 4.71%, 05/01/06 (Cost
  $3,800,000)(a)                               $3,800,000      $ 3,799,006
==========================================================================

U.S. DOLLAR DENOMINATED BONDS & NOTES-35.91%

AUTO PARTS & EQUIPMENT-3.02%

Johnson Controls, Inc., Sr. Notes, 6.00%,
  01/15/36(b)                                     250,000          234,115
==========================================================================

BROADCASTING & CABLE TV-3.17%

Comcast Corp., Unsec. Gtd. Notes, 5.90%,
  03/15/16(b)                                     250,000          245,506
==========================================================================

CASINOS & GAMING-0.76%

Wynn Las Vegas LLC/Corp., Gtd. First Mortgage
  Global Notes, 6.63%, 12/01/14(b)                 60,000           58,500
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.07%

Avis Budget Car Rental LLC, Sr. Notes, 7.75%,
  05/15/16 (Acquired 04/11/06; Cost
  $5,000)(b)(c)                                     5,000            5,106
==========================================================================

HOUSEWARES & SPECIALTIES-3.16%

Fortune Brands Inc., Notes, 5.13%,
  01/15/11(b)                                     250,000          244,389
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.79%

BellSouth Corp., Bonds, 6.55%, 06/15/34(b)        150,000          148,370
--------------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Bonds, 8.88%, 12/15/30(b)      115,000          145,091
--------------------------------------------------------------------------
Telecom Italia Capital (Italy), Global Notes,
  5.25%, 10/01/15(b)                              250,000          232,035
==========================================================================
                                                                   525,496
==========================================================================

MANAGED HEALTH CARE-3.08%

WellPoint Inc., Unsec. Unsub. Global Bonds,
  5.25%, 01/15/16(b)                              250,000          238,222
==========================================================================

MULTI-UTILITIES-1.98%

Pacific Gas & Electric Co., Unsec. Bonds,
  6.05%, 03/01/34(b)                              160,000          153,440
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.96%

XTO Energy Inc., Sr. Unsec. Notes, 6.10%,
  04/01/36(b)                                     160,000          151,509
==========================================================================

OIL & GAS REFINING & MARKETING-0.77%

Kaneb Pipe Line Operating Partnership, L.P.,
  Sr. Unsec. Notes, 5.88%, 06/01/13(b)             60,000           59,425
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT           VALUE
--------------------------------------------------------------------------


OIL & GAS STORAGE & TRANSPORTATION-1.96%

Kinder Morgan Energy Partners, L.P., Notes,
  5.13%, 11/15/14(b)                           $  160,000      $   151,331
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.41%

Residential Capital Corp., Sr. Global Notes,
  6.50%, 04/17/13(b)                              110,000          109,178
==========================================================================

REAL ESTATE-0.27%

Saxon Capital Inc., Sr. Notes, 12.00%,
  05/01/14 (Acquired 04/26/06; Cost
  $20,000)(b)(c)                                   20,000           20,700
==========================================================================

RESTAURANTS-3.50%

Yum! Brands Inc., Sr. Unsec. Notes, 7.70%,
  07/01/12(b)                                     250,000          271,000
==========================================================================

SEMICONDUCTORS-0.77%

Avago Technologies Finance (Singapore), Sr.
  Notes, 10.13%, 12/01/13 (Acquired 03/31/06;
  Cost $59,538)(b)(c)                              55,000           59,675
==========================================================================

SOVEREIGN DEBT-1.98%

United Mexican States (Mexico), Global Notes,
  5.63%, 01/15/17(b)                              160,000          153,136
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.46%

Banco Hipotecario S.A. (Argentina), Sr.
  Unsec. Notes,
  9.75%, 04/27/16 (Acquired 04/20/06; Cost
  $34,726)(b)(c)                                   35,000           35,638
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.80%

Sprint Capital Corp., Unsec. Gtd. Global
  Notes,
  8.75%, 03/15/32(b)                               50,000           62,215
==========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $2,766,386)                                    2,778,581
==========================================================================

ASSET-BACKED SECURITIES-29.35%

COLLATERALIZED MORTGAGE OBLIGATIONS-5.04%

Lehman Brothers Floating Rate Commercial
  Mortgage Trust-Series 2006-CCL, Class L,
  Floating Rate Pass Through Ctfs., 6.85%,
  01/15/21 (Acquired 03/31/06; Cost
  $140,000)(c)(d)                                 140,000          140,000
--------------------------------------------------------------------------
Credit Suisse Mortgage Capital Ctfs.- Series
  2006-TFLA, Class J, Floating Rate Pass
  Through Ctfs., 5.70%, 04/15/21 (Acquired
  04/25/06 $250,000)(c)(d)(e)(f)                  250,000          250,000
==========================================================================
                                                                   390,000
==========================================================================


                                               PRINCIPAL
                                                 AMOUNT           VALUE
--------------------------------------------------------------------------

CONSUMER RECEIVABLES-24.31%

Countrywide Home Loans Servicing, L.P.-
  Series 2004-1, Class M2, Floating Rate Pass
  Through Ctfs., 5.51%, 03/25/34(b)(d)         $  125,000      $   125,339
--------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.- Series
  2006-WMC1, Class M2, Floating Rate Pass
  Through Ctfs., 5.37%, 12/25/35(b)(d)            150,000          150,559
--------------------------------------------------------------------------
Fremont Home Loan Trust-Series 2006-2, Class
  M1, Floating Rate Pass Through Ctfs.,
  5.32%, 02/25/36(d)                              140,000          140,000
--------------------------------------------------------------------------
JP Morgan Mortgage Acquisition Corp.- Series
  2006-NC1, Class M2, Floating Rate Pass
  Through Ctfs., 5.33%, 04/25/36(d)(f)            150,000          150,000
--------------------------------------------------------------------------
Long Beach Mortgage Loan Trust-Series 2006-4,
  Class M1, Floating Rate Pass Through Ctfs.,
  5.38%, 05/25/36(d)(f)                           500,000          500,000
--------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.-
  Series 2006-AR1, Class M2, Floating Rate
  Pass Through Ctfs., 5.34%,
  03/25/37(d)(e)(f)                               150,000          150,000
--------------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2006-EMX3, Class M2, Floating Rate Pass
  Through Ctfs., 5.28%, 04/25/36(b)(d)            100,000          100,441
--------------------------------------------------------------------------
Specialty Underwriting & Residential Finance-
  Series 2005-BC1, Class A1A, Floating Rate
  Pass Through Ctfs., 5.07%, 12/25/35(b)(d)        64,542           64,599
--------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT           VALUE
--------------------------------------------------------------------------

CONSUMER RECEIVABLES-(CONTINUED)

Saxon Asset Securities Trust-Series 2006-1,
  Class M1, Floating Rate Pass Through Ctfs.,
  5.35%, 03/25/36(d)(e)(f)                     $  500,000      $   500,000
==========================================================================
                                                                 1,880,938
==========================================================================
    Total Asset-Backed Securities (Cost
      $2,270,573)                                                2,270,938
==========================================================================

NON U.S. DOLLAR DENOMINATED BONDS &
  NOTES-8.80%

BRAZIL-3.72%

Federal Republic of Brazil (Sovereign Debt),
  Global Bonds, 12.50%, 01/05/16(b)(g)    BRL     600,000          287,710
==========================================================================

POLAND-5.08%

Poland Government (Sovereign Debt)-
  Series DS 1110, Bonds, 6.00%,
  11/24/10(b)(g) PLN                            1,155,000          393,111
==========================================================================
    Total Non U.S. Dollar Denominated Bonds &
      Notes (Cost $665,339)                                        680,821
==========================================================================

U.S. TREASURY BILLS-1.22%

4.50%, 06/29/06(a)(b)                              25,000(h)        24,812
--------------------------------------------------------------------------
4.53%, 06/29/06(a)(b)                              20,000(h)        19,850
--------------------------------------------------------------------------
4.58%, 06/29/06(a)(b)                              50,000(h)        49,624
==========================================================================
    Total U.S. Treasury Securities (Cost
      $94,292)                                                      94,286
==========================================================================
TOTAL INVESTMENTS-124.38% (Cost $9,596,590)                      9,623,632
==========================================================================
OTHER ASSETS LESS LIABILITIES-(24.38)%                          (1,886,358)
==========================================================================
NET ASSETS-100.00%                                             $ 7,737,274
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

BRL     - Brazilian Real
Ctfs.   - Certificates
Gtd.    - Guaranteed
PLN     - Poland Zloty
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $3,994,626, which represented 51.63% of the Fund's Net Assets. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $511,119, which represented 6.61% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2006.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2006 was $900,000, which represented 11.63% of the Fund's Net Assets.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2006 was $1,550,000, which represented 20.03% of the Fund's Net Assets. See Note 1A.
(g) Foreign denominated security. Principal Amount is denominated in currency indicated.
(h) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 6.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $9,596,590)         $ 9,623,632
-----------------------------------------------------------
Foreign currencies, at value (cost $141,275)        141,967
-----------------------------------------------------------
Cash                                                 49,815
-----------------------------------------------------------
Receivables for:
  Investments sold                                  355,047
-----------------------------------------------------------
  Fund shares sold                                  266,751
-----------------------------------------------------------
  Dividends and Interest                             67,053
-----------------------------------------------------------
Other assets                                         71,975
===========================================================
    Total assets                                 10,576,240
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,748,692
-----------------------------------------------------------
  Dividends                                              15
-----------------------------------------------------------
  Foreign currency contracts                          7,839
-----------------------------------------------------------
  Variation margin                                    6,743
-----------------------------------------------------------
Accrued distribution fees                             1,228
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              955
-----------------------------------------------------------
Accrued operating expenses                           73,494
===========================================================
    Total liabilities                             2,838,966
===========================================================
Net assets applicable to shares outstanding     $ 7,737,274
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $ 7,720,579
-----------------------------------------------------------
Undistributed net investment income                  (3,073)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                         (14,337)
-----------------------------------------------------------
Unrealized appreciation from investment
  securities, foreign currencies, foreign
  currency contracts and futures contracts           34,105
===========================================================
                                                $ 7,737,274
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 4,797,404
___________________________________________________________
===========================================================
Class C                                         $ 1,430,095
___________________________________________________________
===========================================================
Class R                                         $   754,728
___________________________________________________________
===========================================================
Institutional Class                             $   755,047
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             478,650
___________________________________________________________
===========================================================
Class C                                             142,649
___________________________________________________________
===========================================================
Class R                                              75,296
___________________________________________________________
===========================================================
Institutional Class                                  75,327
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.02
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.02 divided by
      97.50%)                                   $     10.28
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.03
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.02
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.02
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period March 31, 2006 (date operations commenced) through April 30, 2006 (Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 18,795
======================================================================

EXPENSES:

Advisory fees                                                    1,850
----------------------------------------------------------------------
Administrative services fees                                     4,247
----------------------------------------------------------------------
Custodian fees                                                   1,537
----------------------------------------------------------------------
Distribution fees:
  Class A                                                          510
----------------------------------------------------------------------
  Class C                                                          799
----------------------------------------------------------------------
  Class R                                                          319
----------------------------------------------------------------------
Transfer agent fees -- A, C and R                                1,024
----------------------------------------------------------------------
Transfer agent fees -- Institutional                                 2
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                          954
----------------------------------------------------------------------
Registration and filing fees                                     6,446
----------------------------------------------------------------------
Reports to shareholders                                          4,500
----------------------------------------------------------------------
Professional services fees                                      31,219
----------------------------------------------------------------------
Other                                                            1,375
======================================================================
    Total expenses                                              54,782
======================================================================
Less: Fees waived and expenses reimbursed                      (51,080)
======================================================================
    Net expenses                                                 3,702
======================================================================
Net investment income                                           15,093
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                           (143)
----------------------------------------------------------------------
  Foreign currencies                                           (13,984)
----------------------------------------------------------------------
  Foreign currency contracts                                    (4,995)
----------------------------------------------------------------------
  Futures contracts                                              4,785
======================================================================
                                                               (14,337)
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         27,042
----------------------------------------------------------------------
  Foreign currencies                                             6,125
----------------------------------------------------------------------
  Foreign currency contracts                                    (2,844)
----------------------------------------------------------------------
  Futures contracts                                              3,782
======================================================================
                                                                34,105
======================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and futures contracts              19,768
======================================================================
Net increase in net assets resulting from operations          $ 34,861
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (date operations commenced) through April 30, 2006 (Unaudited)

                                                                   2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $   15,093
--------------------------------------------------------------------------
  Net realized gain (loss) on investment securities, foreign currencies, foreign currency contracts and futures
    contracts                                                      (14,337)
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                                 34,105
==========================================================================
    Net increase in net assets resulting from operations            34,861
==========================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (8,567)
--------------------------------------------------------------------------
  Class C                                                           (3,375)
--------------------------------------------------------------------------
  Class R                                                           (2,955)
--------------------------------------------------------------------------
  Institutional Class                                               (3,269)
==========================================================================
    Decrease in net assets resulting from distributions            (18,166)
==========================================================================
Share transactions-net:
  Class A                                                        4,786,861
--------------------------------------------------------------------------
  Class C                                                        1,427,473
--------------------------------------------------------------------------
  Class R                                                          752,965
--------------------------------------------------------------------------
  Institutional Class                                              753,280
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                7,720,579
==========================================================================
    Net increase in net assets                                   7,737,274
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $(3,073))                                         $7,737,274
__________________________________________________________________________
==========================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Enhanced Short Bond Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is to provide total return.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                0.45%
----------------------------------------------------------------------
Next $4 billion                                                 0.425%
----------------------------------------------------------------------
Over $5 billion                                                 0.40%
 _____________________________________________________________________
======================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.) ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10% (after distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the period March 31, 2006 (date operations commenced) to April 30, 2006, AIM waived fees and reimbursed expenses of $49,654 and reimbursed class level expenses of $601, $236, $188 and $2 for Class A, Class C, Class R and Institutional Class, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2006, AMVESCAP did not reimbursed any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to April 30, 2006, AIM was paid $4,247.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund paid AISI $1,024 for Class A, Class C and Class R share classes and $2 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Effective March 31, 2006, ADI has contractually agreed to waive 0.50% of the Rule 12b-1 plan fees on Class C shares. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to April 30, 2006, the Class A, Class C and Class R shares paid $510, $400 and $319, respectively after ADI waived Class C shares fees of $399.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to April 30, 2006, ADI advised the Fund that it retained $23 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT TO
                                                          -------------------------------------                      UNREALIZED
SETTLEMENT DATE                                                 DELIVER               RECEIVE         VALUE         APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
05/24/06                                                  USD  $  200,000      HUF   42,673,340      $204,134         $ 4,134
=================================================================================================================================

                                                                       CONTRACT TO                                   UNREALIZED
                                                          -------------------------------------                     APPRECIATION
SETTLEMENT DATE                                                 DELIVER               RECEIVE         VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
05/24/06                                                  CHF     204,434      EUR      130,000      $164,330         $(1,017)
---------------------------------------------------------------------------------------------------------------------------------
05/24/06                                                  CHF     236,055      EUR      150,000       189,611          (1,311)
---------------------------------------------------------------------------------------------------------------------------------
05/24/06                                                  PLN     562,917      USD      179,995       183,606          (3,611)
---------------------------------------------------------------------------------------------------------------------------------
05/24/06                                                  SEK   1,207,816      EUR      130,000       164,330            (200)
---------------------------------------------------------------------------------------------------------------------------------
05/24/06                                                  SEK   1,398,105      EUR      150,000       189,611            (839)
=================================================================================================================================
                                                                                                                       (6,978)
=================================================================================================================================
    TOTAL OPEN FOREIGN CURRENCY CONTRACTS                                                                             $(2,844)
=================================================================================================================================

                                         CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT TO
                                                          -------------------------------------                       REALIZED
CLOSED DATE                                                     DELIVER               RECEIVE         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
04/28/06                                                  USD  $  295,005      PLN      922,604      $300,000         $(4,995)
=================================================================================================================================
    TOTAL FOREIGN CURRENCY CONTRACTS                                                                                  $(7,839)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

CHF  - SWISS FRANC
EUR  - EURO
HUF  - HUNGARY FORINT
PLN  - POLAND ZLOTY
SEK  - SWEDISH KRONA
USD  - U.S. DOLLAR

NOTE 6--FUTURES CONTRACTS


On April 30, 2006, $95,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                              NUMBER OF       MONTH/                        APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT         VALUE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Canadian Dollar                                                   2        June-06/Long     $   178,940       $ 4,274
-------------------------------------------------------------------------------------------------------------------------
Euro FX Currency                                                  1        June-06/Long         158,150           972
-------------------------------------------------------------------------------------------------------------------------
Long Gilt                                                         4        June-06/Long         800,240        (7,479)
=========================================================================================================================
                                                                                              1,137,330        (2,233)
=========================================================================================================================
British Pound                                                     1        June-06/Short       (113,925)       (4,053)
-------------------------------------------------------------------------------------------------------------------------
Canada 10 Year Bonds                                              6        June-06/Short       (591,682)        4,209
-------------------------------------------------------------------------------------------------------------------------
Euro-Bobl                                                         3        June-06/Short       (414,242)        1,006
-------------------------------------------------------------------------------------------------------------------------
Euro-Bund                                                         5        June-06/Short       (729,136)        1,960
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                        5        June-06/Short       (520,781)          224
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                       4        June-06/Short       (422,313)       (1,821)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      19        June-06/Short     (2,030,031)        4,490
=========================================================================================================================
                                                                                             (4,822,110)        6,015
=========================================================================================================================
    TOTAL OPEN FUTURE CONTRACTS                                                             $(3,684,780)      $ 3,782
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to April 30, 2006 was $7,164,018 and $1,461,334, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $31,595
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (3,553)
===============================================================================
Net unrealized appreciation of investment securities                  $27,042
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class C, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                           CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                  MARCH 31, 2006
                                                                 (DATE OPERATIONS
                                                                    COMMENCED)
                                                                     THROUGH
                                                                    APRIL 30,
                                                                     2006(a)
                                                              ----------------------
                                                               SHARES       AMOUNT
------------------------------------------------------------------------------------
Sold:
  Class A                                                     477,797     $4,778,311
------------------------------------------------------------------------------------
  Class C                                                     142,313      1,424,097
------------------------------------------------------------------------------------
  Class R                                                      75,001        750,010
------------------------------------------------------------------------------------
  Institutional Class                                          75,001        750,010
====================================================================================
Issued as reinvestment of dividends:
  Class A                                                         853          8,550
------------------------------------------------------------------------------------
  Class C                                                         336          3,376
------------------------------------------------------------------------------------
  Class R                                                         295          2,955
------------------------------------------------------------------------------------
  Institutional Class                                             326          3,270
====================================================================================
                                                              771,922     $7,720,579
____________________________________________________________________________________
====================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 49% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. 39% of the outstanding shares are owned by AIM.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   CLASS A                CLASS C             CLASS R         INSTITUTIONAL CLASS
                                               ----------------       ----------------    ----------------    -------------------
                                                MARCH 31, 2006         MARCH 31, 2006      MARCH 31, 2006       MARCH 31, 2006
                                               (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS     (DATE OPERATIONS
                                                COMMENCED) TO          COMMENCED) TO       COMMENCED) TO         COMMENCED) TO
                                                  APRIL 30,              APRIL 30,           APRIL 30,             APRIL 30,
                                                     2006                   2006                2006                 2006
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.00                 $10.00              $10.00               $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.03                   0.03                0.03                 0.03
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                       0.03                   0.04                0.03                 0.03
=================================================================================================================================
    Total from investment operations                  0.06                   0.07                0.06                 0.06
=================================================================================================================================
Less dividends from net investment income            (0.04)                 (0.04)              (0.04)               (0.04)
=================================================================================================================================
Net asset value, end of period                      $10.02                 $10.03              $10.02               $10.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       0.61%                  0.69%               0.59%                0.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $4,797                 $1,430              $  755               $  755
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.85%(c)               1.10%(c)            1.10%(c)             0.60%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   13.22%(c)              13.97%(c)           13.47%(c)            12.68%(c)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              3.72%(c)               3.47%(c)            3.47%(c)             3.97%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                              49%                    49%                 49%                  49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,399,623, $940,531, $760,552 and $750,559 for Class A, Class C, Class
     R and Institutional Class, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
                                  Robert H. Graham                              11 Greenway Plaza
Bob R. Baker                      President and Principal                       Suite 100
                                  Executive Officer                             Houston, TX 77046-1173
Frank S. Bayley
                                  Mark H. Williamson                            INVESTMENT ADVISOR
James T. Bunch                    Executive Vice President                      A I M Advisors, Inc.
                                                                                11 Greenway Plaza
Bruce L. Crockett                 Todd L. Spillane                              Suite 100
Chair                             Chief Compliance Officer                      Houston, TX 77046-1173

Albert R. Dowden                  Russell C. Burk                               TRANSFER AGENT
                                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Jack M. Fields                                                                  P.O. Box 4739
                                  John M. Zerr                                  Houston, TX 77210-4739
Carl Frischling                   Senior Vice President, Secretary and Chief
                                  Legal Officer                                 CUSTODIAN
Robert H. Graham                                                                State Street Bank and Trust Company
Vice Chair                        Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
Prema Mathai-Davis                and Principal Financial Officer
                                  Lisa O. Brinkley
Lewis F. Pennock                  Vice President
                                  Kevin M. Carome
Ruth H. Quigley                   Vice President
                                  J. Philip Ferguson
Larry Soll                        Vice President
                                  Karen Dunn Kelley
Raymond Stickel, Jr.              Vice President

Mark H. Williamson                                                              COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.), Inc.
                                                                                One Midtown Plaza
                                                                                1360 Peachtree Street, N.E.
                                                                                Atlanta, GA 30309



       DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                    FIXED INCOME

AIM Basic Balanced Fund*                AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Value Fund                    AIM China Fund
AIM Capital Development Fund            AIM Developing Markets Fund                  AIM Enhanced Short Bond Fund
AIM Charter Fund                        AIM European Growth Fund                     AIM Floating Rate Fund
AIM Constellation Fund                  AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Diversified Dividend Fund           AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Dynamics Fund                       AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund          AIM Global Growth Fund                       AIM International Bond Fund
AIM Large Cap Growth Fund               AIM Global Value Fund                        AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund            AIM Japan Fund                               AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)         AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Opportunities I Fund                AIM International Growth Fund                AIM Total Return Bond Fund
AIM Opportunities II Fund               AIM International Small Company Fund(1)      Premier Portfolio
AIM Opportunities III Fund              AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                  SECTOR EQUITY                TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund               AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Structured Core Fund                AIM Energy Fund                              AIM Municipal Bond Fund
AIM Structured Growth Fund              AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM Structured Value Fund               AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Summit Fund                         AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund               AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund        AIM Leisure Fund                                 AIM ALLOCATION SOLUTIONS
                                        AIM Multi-Sector Fund
                                        AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
                                        AIM Technology Fund                          AIM Growth Allocation Fund(2)
                                        AIM Utilities Fund                           AIM Moderate Allocation Fund
                                                                                     AIM Moderate Growth Allocation Fund
                                                                                     AIM Moderately Conservative Allocation Fund

                                                                                          DIVERSIFIED PORTFOLIOS

                                                                                     AIM Income Allocation Fund
                                                                                     AIM International Allocation Fund

                                        ===========================================================================================
                                        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND
                                        OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ
                                        IT CAREFULLY BEFORE INVESTING.
                                        ===========================================================================================


*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation
Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com               ESB-SAR-1              A I M Distributors, Inc.



                                          [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------------------
Mutual    Retirement    Annuities     College      Separately      Offshore       Cash           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                    Savings      Managed         Products       Management          --Registered Trademark--
                                      Plans        Accounts
--------------------------------------------------------------------------------------------

                                                     AIM GLOBAL HEALTH CARE FUND
                              Semiannual Report to Shareholders o April 30, 2006

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 --Registered Trademark--                               --Registered Trademark--

====================================================================================================================================
AIM GLOBAL HEALTH CARE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged LIPPER HEALTH/               The Fund provides a complete list of its
                                             BIOTECHNOLOGY FUND INDEX represents an       holdings four times in each fiscal year,
o Class B shares are not available as an     average of the 30 largest health and         at the quarter-ends. For the second and
investment for retirement plans              biotechnology funds tracked by Lipper        fourth quarters, the lists appear in the
maintained pursuant to Section 401 of the    Inc., an independent mutual fund             Fund's semiannual and annual reports to
Internal Revenue Code, including 401(k)      performance monitor.                         shareholders. For the first and third
plans, money purchase pension plans and                                                   quarters, the Fund files the lists with
profit sharing plans. Plans that had         o The Fund is not managed to track the       the Securities and Exchange Commission
existing accounts invested in Class B        performance of any particular index,         (SEC) on Form N-Q. The most recent list
shares prior to September 30, 2003, will     including the indexes defined here, and      of portfolio holdings is available at
continue to be allowed to make additional    consequently, the performance of the Fund    AIMinvestments.com. From our home page,
purchases.                                   may deviate significantly from the           click on Products & Performance, then
                                             performance of the indexes.                  Mutual Funds, then Fund Overview. Select
o Investor Class shares are closed to                                                     your Fund from the drop-down menu and
most investors. For more information on      o A direct investment cannot be made in      click on Complete Quarterly Holdings.
who may continue to invest in Investor       an index. Unless otherwise indicated,        Shareholders can also look up the Fund's
Class shares, please see the prospectus.     index results include reinvested             Forms N-Q on the SEC Web site at sec.gov.
                                             dividends, and they do not reflect sales     Copies of the Fund's Forms N-Q may be
PRINCIPAL RISKS OF INVESTING IN THE FUND     charges. Performance of an index of funds    reviewed and copied at the SEC Public
                                             reflects fund expenses; performance of a     Reference Room at 450 Fifth Street, N.W.,
o Foreign securities have additional         market index does not.                       Washington, D.C. 20549-0102. You can
risks, including exchange rate changes,                                                   obtain information on the operation of
political and economic developments, the     OTHER INFORMATION                            the Public Reference Room, including
relative lack of information about these                                                  information about duplicating fee
companies and the potential lack of          o The returns shown in management's          charges, by calling 202-942-8090 or
strict financial and accounting controls     discussion of Fund performance are based     800-732-0330,or by electronic request at
and standards.                               on net asset values calculated for           the following e-mail address:
                                             shareholder transactions. Generally          publicinfo@sec.gov. The SEC file numbers
o By concentrating on a small number of      accepted accounting principles require       for the Fund are 811-05426 and 033-19338.
holdings, the Fund carries greater risk      adjustments to be made to the net assets
because each investment has a greater        of the Fund at period end for financial      A description of the policies and
effect on the Fund's overall performance.    reporting purposes, and as such, the net     procedures that the Fund uses to
                                             asset values for shareholder transactions    determine how to vote proxies relating to
o Investing in a single-sector or            and the returns based on those net asset     portfolio securities is available without
single-region mutual fund involves           values may differ from the net asset         charge, upon request, from our Client
greater risk and potential reward than       values and returns reported in the           Services department at 800-959-4246 or on
investing in a more diversified fund.        Financial Highlights.                        the AIM Web site, AIMinvestments.com. On
                                                                                          the home page, scroll down and click on
ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this      AIM Funds Proxy Policy. The information
                                             report are generally according to the        is also available on the SEC Web site,
o The unmanaged MSCI WORLD INDEX is a        Global Industry Classification Standard,     sec.gov.
group of global securities tracked by        which was developed by and is the
Morgan Stanley Capital International.        exclusive property and a service mark of     Information regarding how the Fund voted
                                             Morgan Stanley Capital International Inc.    proxies related to its portfolio
o The MSCI WORLD HEALTH CARE INDEX, a        and Standard & Poor's.                       securities during the 12 months ended
subset of the MSCI WORLD INDEX, includes                                                  June 30, 2005, is available at our Web
health care securities from developed                                                     site. Go to AIMinvestments.com, access
countries. The unmanaged MSCI World Index                                                 the About Us tab, click on Required
tracks the performance of approximately                                                   Notices and then click on Proxy Voting
50 countries covered by Morgan Stanley                                                    Activity. Next, select the Fund from the
Capital International that are considered                                                 drop-down menu. The information is also
developed markets.                                                                        available on the SEC Web site, sec.gov.

================================================================================          =========================================
                                                                                          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class A Shares                    GGHCX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class B Shares                    GTHBX
                                                                                          Class C Shares                    GTHCX
================================================================================          Investor Class Shares             GTHIX

                                                                                          =========================================

=============================================================
NOT FDIC INSURED       MAY LOSE VALUE       NO BANK GUARANTEE
=============================================================

AIMinvestments.com

AIM GLOBAL HEALTH CARE FUND

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                    We're pleased to provide you with this semiannual report,
    [PHOTO OF       which includes a discussion of how your Fund was managed for
    ROBERT H.       the six months ended April 30, 2006, and what factors
     GRAHAM]        affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
ROBERT H. GRAHAM    Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and
    [PHOTO OF       negative beginning in May, after the close of the reporting
 PHILIP TAYLOR]     period. Inflation fears were the primary cause of this
                    volatility and negativity:

                         o  Amid signs of rising inflation, the U.S. Federal
                            Reserve Board stated that additional interest rate
  PHILIP TAYLOR             hikes might be needed to address inflation risks.

                         o The dollar remained weak, making imports more expensive and thereby raising inflation.

                         o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                   /s/ PHILIP TAYLOR
                    -----------------------------------    ---------------------
                    Robert H. Graham                       Philip Taylor
                    President & Vice Chair -- AIM Funds    CEO, AIM Investments
                    Chair, AIM Investments

                    June 19, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL HEALTH CARE FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
[PHOTO OF BRUCE L.  Funds--as well as my first full year as your board's
     CROCKETT]      independent chair--I can assure you that shareholder
                    interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
 BRUCE L. CROCKETT  you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board
                         approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the
                         merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and
                         Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ---------------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM GLOBAL HEALTH CARE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================

PERFORMANCE SUMMARY                          =========================================        We may sell a holding when:

The six-month period ended April 30, 2006,   FUND VS. INDEXES                             o We identify a more attractive
was a difficult one for health care                                                       investment opportunity
stocks. For the period, and excluding        CUMULATIVE TOTAL RETURNS,
sales charges, AIM Global Health Care        10/31/05-4/30/06, EXCLUDING APPLICABLE       o We see a deterioration of a company's
Fund outperformed its peer group index       SALES CHARGES. IF SALES CHARGES WERE         fundamentals
but trailed its broad market and             INCLUDED, RETURNS WOULD BE LOWER.
style-specific indexes. The Fund                                                          o A company fails to capitalize on a
underperformed the MSCI World Index          Class A Shares                      5.72%    market opportunity
because the health care sector was one of
the weakest-performing sectors of the        Class B Shares                      5.33     o A change in management occurs
market. The Fund underperformed the MSCI
World Health Care Index due primarily to     Class C Shares                      5.33     o A stock's price target has been met
stock selection and an overweight
position in biotechnology stocks and an      Investor Class Shares               5.72     MARKET CONDITIONS AND YOUR FUND
underweight position in pharmaceuticals
stocks relative to the index. The Fund's     MSCI World Index                             Despite widespread concern about the
long-term performance can be found on        (Broad Market Index)               16.01     potential impact of rising short-term
page 5.                                                                                   interest rates, historically high energy
                                             MSCI World Health Care Index                 prices, ongoing fear of a housing bubble
                                             (Style-specific Index)              6.63     and the long-term economic effects of two
                                                                                          devastating Gulf Coast hurricanes, the
                                             Lipper Health/Biotechnology                  U.S. economy showed signs of strength.
                                             Fund Index (Peer Group Index)       4.83     The economy expanded, inflation remained
                                                                                          contained and corporate profits generally
                                             SOURCE: LIPPER INC.                          rose. During the period, the U.S. Federal
                                                                                          Reserve (the Fed) continued its
                                             =========================================    tightening policy, raising the key
                                                                                          federal funds target rate to 4.75%.
======================================================================================
                                                                                              Against this backdrop, materials,
HOW WE INVEST                                sustain their profitability. We assess       industrials and financials were the
                                             the long-term commercial potential of        best-performing sectors of the MSCI World
We seek health care stocks of all market     each company's current and prospective       Index. The health care sector struggled
capitalizations from around the world        products, especially products that fill      and was one of the weakest-performing
that we believe are attractively priced      otherwise unfilled market segments.          sectors of the broad market. During the
and have the potential to benefit from                                                    period, pharmaceuticals stocks fared
long-term earnings and cash flow growth.         We seek to manage risk by generally:     better than biotechnology stocks.
                                                                                          Relative to the style-specific index, our
    We typically invest in four broad        o Diversifying across industries             overweight position in biotechnology
segments of the health care sector:                                                       stocks and underweight position in
pharmaceuticals, biotechnology, medical      o Monitoring political trends that could     pharmaceuticals stocks--which composed
technology and health services. We look      negatively affect a specific industry.       approximately 60% of the index--detracted
for companies that are financially                                                        from Fund performance. On the other hand,
healthy and, in our opinion, likely to
                                                                                                                        (continued)

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By country                                   1. Pharmaceuticals                 32.9%      1. Roche Holding A.G. (Switzerland)  5.8%
United States                        77.7%   2. Biotechnology                   23.0       2. Novartis A.G.-ADR (Switzerland)   3.7
Switzerland                           9.5    3. Health Care Equipment           17.3       3. Johnson & Johnson                 3.3
France                                3.7    4. Managed Health Care              9.2       4. UnitedHealth Group Inc.           3.0
United Kingdom                        2.6    5. Health Care Services             8.3       5. Amgen Inc.                        3.0
Japan                                 2.2                                                  6. Genzyme Corp.                     2.6
3 Other Countries, each Less Than            TOTAL NET ASSETS           $1.5 BILLION       7. Wyeth                             2.6
2.0% of Portfolio                     2.8                                                  8. Medco Health Solutions, Inc.      2.6
Money Market Funds Plus                      TOTAL NUMBER OF HOLDINGS*           101       9. Biogen Idec Inc.                  2.6
Other Assets Less Liabilities         1.5                                                 10. Boston Scientific Corp.           2.2

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
=========================================    =========================================    =========================================

AIM GLOBAL HEALTH CARE FUND

the Fund's positions in health care          Fund returns and mitigate risk. We hedged                      DEREK M. TANER,
equipment and life and science tools and     various European currencies; however, our                      Chartered Financial
services stocks were positive                strategy slightly detracted from Fund         [TANER           Analyst, portfolio
contributors to performance.                 performance for the period.                   PHOTO]           manager is manager of
                                                                                                            AIM Global Health Care
    Stocks that enhanced Fund performance        We continued to balance growth with      Fund. Mr. Taner began his investment
included SHIRE PLC, a specialty              valuation, with current emphasis on          career in 1993 with another employer,
pharmaceutical company focused on central    small- and mid-cap stocks within the         where he worked as a fixed income
nervous system, gastrointestinal and         health care sector. We believed our best     analyst, assistant portfolio manager and
human genetic therapies. The stock rose      opportunities were in health care            manager of a health care fund. Mr. Taner
on recent news about a rival                 equipment, services and biotechnology, as    assumed his current position with AIM in
pharmaceutical company failing to get        well as in what we considered the            2005. He earned a bachelor of science
Food and Drug Administration approval on     undervalued companies in the United          degree in accounting and an M.B.A. from
one of its medications. The stock also       States.                                      the Haas School of Business at the
rose in anticipation of a patent                                                          University of California at Berkeley.
settlement for its largest product,          IN CLOSING
Adderall XR--Registered Trademark--.                                                      Assisted by the Global Health Care Team
                                             During the period, we positioned the Fund
    IPSEN, a manufacturer of drugs used      in anticipation of the impact of the
in oncology and endocrinology and in the     Medicare Modernization Act, as we
treatment of neuromuscular disorders, was    believed this act could have a positive
another strong contributor to performance    impact on a number of health care
during the period. Shares of the stock       industries. We remained optimistic about
appreciated following an initial public      the potential of the health care sector,
offering in December 2005. There were        given demographic trends and people's
also positive developments related to        desire to prolong and improve the quality
growing interest in Ipsen's product          of their lives.
pipeline.
                                                 As always, we thank you for your
    On the other hand, UNITEDHEALTH          continued investment in AIM Global Health
GROUP, a U.S. health care insurer,           Care Fund.
detracted from performance. Although this
stock was acquired through takeover of an    The views and opinions expressed in
original Fund holding, PACIFICARE HEALTH     management's discussion of Fund
SYSTEMS, the company fundamentals have       performance are those of A I M Advisors,
not changed. Although UnitedHealth Group     Inc. These views and opinions are subject
continued to meet or exceed analysts'        to change at any time based on factors
earnings estimates, its stock fell on        such as market and economic conditions.
other issues. NABI BIOPHARMACEUTICALS, a     These views and opinions may not be
small biotech company, was also a            relied upon as investment advice or
performance detractor during the period.     recommendations, or as an offer for a
Shares of the stock declined after the       particular security. The information is
company announced that its flagship          not a complete analysis of every aspect
product, StaphVAX--Registered                of any market, country, industry,
Trademark--, had a disappointing clinical    security or the Fund. Statements of fact
trial. We sold the stock after the           are from sources considered reliable, but
announcement.                                A I M Advisors, Inc. makes no
                                             representation or warranty as to their
    During the period, we added BOSTON       completeness or accuracy. Although
SCIENTIFIC, as we saw an opportunity for     historical performance is no guarantee of
long-term synergies with the pending         future results, these insights may help
acquisition of medical-device rival          you understand our investment management
Guidant. We sold our position in             philosophy.
LIFEPOINT HOSPITALS, an operator of
nonurban hospitals in the U.S., as we               See important Fund and index
perceived integration issues involving         disclosures on the inside front cover.
its 2004 acquisition of Province
Healthcare.

    We maintained our foreign exposure
with moderate weightings in Japan, France
and Switzerland. We reduced our Japanese
holdings through profit-taking, and
increased our position in U.S. holdings
as we identified attractive opportunities
in this country. During the period, we                                                              [RIGHT ARROW GRAPHIC]
used a currency hedging strategy
(approximately 15% of assets) in an                                                       FOR A PRESENTATION OF YOUR FUND'S
effort to enhance                                                                         LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM GLOBAL HEALTH CARE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    =========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06,including applicable sales     As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (8/7/89)               12.07%      CLASS A SHARES
10 Years                          9.83       Inception (8/7/89)               12.37%
 5 Years                          3.20       10 Years                         10.31
 1 Year                           9.32        5 Years                          4.85
                                              1 Year                          15.08
CLASS B SHARES
Inception (4/1/93)               12.81%      CLASS B SHARES
10 Years                         10.01       Inception (4/1/93)               13.21%
 5 Years                          3.44       10 Years                         10.49
 1 Year                           9.77        5 Years                          5.13
                                              1 Year                          15.89
CLASS C SHARES
Inception (3/1/99)                8.82%      CLASS C SHARES
 5 Years                          3.81       Inception (3/1/99)                9.49%
 1 Year                          13.81        5 Years                          5.46
                                              1 Year                          19.87
INVESTOR CLASS SHARES
10 Years                         10.45%      INVESTOR CLASS SHARES
 5 Years                          4.38       10 Years                         10.93%
 1 Year                          15.66        5 Years                          6.05
                                              1 Year                          21.78

=========================================    =========================================

INVESTOR CLASS SHARES' INCEPTION DATE IS     AIMinvestments.com FOR THE MOST RECENT       PERFORMANCE REFLECTS THE APPLICABLE
JULY 15, 2005. RETURNS SINCE THAT DATE       MONTH-END PERFORMANCE. PERFORMANCE           CONTINGENT DEFERRED SALES CHARGE (CDSC)
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    FIGURES REFLECT REINVESTED DISTRIBUTIONS,    FOR THE PERIOD INVOLVED. THE CDSC ON
ARE BLENDED RETURNS OF HISTORICAL            CHANGES IN NET ASSET VALUE AND THE EFFECT    CLASS B SHARES DECLINES FROM 5% BEGINNING
INVESTOR CLASS SHARE PERFORMANCE AND         OF THE MAXIMUM SALES CHARGE UNLESS           AT THE TIME OF PURCHASE TO 0% AT THE
RESTATED CLASS A SHARE PERFORMANCE (FOR      OTHERWISE STATED. PERFORMANCE FIGURES DO     BEGINNING OF THE SEVENTH YEAR. THE CDSC
PERIODS PRIOR TO THE INCEPTION DATE OF       NOT REFLECT DEDUCTION OF TAXES A             ON CLASS C SHARES IS 1% FOR THE FIRST
INVESTOR CLASS SHARES) AT NET ASSET VALUE    SHAREHOLDER WOULD PAY ON FUND                YEAR AFTER PURCHASE. INVESTOR CLASS
AND REFLECT THE RULE 12b-1 FEES              DISTRIBUTIONS OR SALE OF FUND SHARES.        SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES.                INVESTMENT RETURN AND PRINCIPAL VALUE        CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A        IS AT NET ASSET VALUE.
    THE PERFORMANCE DATA QUOTED REPRESENT    GAIN OR LOSS WHEN YOU SELL SHARES.
PAST PERFORMANCE AND CANNOT GUARANTEE                                                         THE PERFORMANCE OF THE FUND'S SHARE
COMPARABLE FUTURE RESULTS; CURRENT               CLASS A SHARE PERFORMANCE REFLECTS       CLASSES WILL DIFFER DUE TO DIFFERENT
PERFORMANCE MAY BE LOWER OR HIGHER.          THE MAXIMUM 5.50% SALES CHARGE, AND CLASS    SALES CHARGE STRUCTURES AND CLASS
PLEASE VISIT                                 B AND CLASS C SHARE                          EXPENSES.

AIM GLOBAL HEALTH CARE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600      you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),      information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in    of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled         To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
ongoing costs (in dollars) of investing      PURPOSES                                     in the table are meant to highlight your
in the Fund and to compare these costs                                                    ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information    transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and        charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate     redemptions, and redemption fees, if any.
entire period November 1, 2005, through      of return of 5% per year before expenses,    Therefore, the hypothetical information
April 30, 2006.                              which is not the Fund's actual return.       is useful in comparing ongoing costs
                                             The Fund's actual cumulative total           only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses    relative total costs of owning different
                                             for the six months ended April 30, 2006,     funds. In addition, if these
The table below provides information         appear in the table "Fund vs. Indexes" on    transactional costs were included, your
about actual account values and actual       page 3.                                      costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================
                                                                                    HYPOTHETICAL
                                          ACTUAL                         (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING            EXPENSES          ENDING             EXPENSES          ANNUALIZED
  SHARE          ACCOUNT VALUE         ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE       PAID DURING          EXPENSE
  CLASS            (11/1/05)           (4/30/06)(1)        PERIOD(2)         (4/30/06)           PERIOD(2)           RATIO
    A             $1,000.00              $1,057.20           $6.17           $1,018.79             $6.06              1.21%
    B              1,000.00               1,053.30            9.98            1,015.08              9.79              1.96
    C              1,000.00               1,053.30            9.98            1,015.08              9.79              1.96
Investor           1,000.00               1,057.20            6.17            1,018.79              6.06              1.21

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                     [ARROW           For More Information Visit
                                     BUTTON               AIMinvestments.com
                                     IMAGE]

AIM GLOBAL HEALTH CARE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      Board reviewed the credentials and           advisory fee rate for the Fund. The Board
Funds (the "Board") oversees the             experience of the officers and employees     noted that AIM has agreed to waive
management of AIM Global Health Care Fund    of AIM who will provide investment           advisory fees of the Fund, as discussed
(the "Fund") and, as required by law,        advisory services to the Fund. In            below. Based on this review, the Board
determines annually whether to approve       reviewing the qualifications of AIM to       concluded that the advisory fee rate for
the continuance of the Fund's advisory       provide investment advisory services, the    the Fund under the Advisory Agreement was
agreement with A I M Advisors, Inc.          Board reviewed the qualifications of         fair and reasonable.
("AIM"). Based upon the recommendation of    AIM's investment personnel and considered
the Investments Committee of the Board at    such issues as AIM's portfolio and           o Fees relative to those of comparable
a meeting held on June 30, 2005, the         product review process, various back         funds with other advisors. The Board
Board, including all of the independent      office support functions provided by AIM     reviewed the advisory fee rate for the
trustees, approved the continuance of the    and AIM's equity and fixed income trading    Fund under the Advisory Agreement. The
advisory agreement (the "Advisory            operations. Based on the review of these     Board compared effective contractual
Agreement") between the Fund and AIM for     and other factors, the Board concluded       advisory fee rates at a common asset
another year, effective July 1, 2005.        that the quality of services to be           level and noted that the Fund's rate was
                                             provided by AIM was appropriate and that     comparable to the median rate of the
    The Board considered the factors         AIM currently is providing satisfactory      funds advised by other advisors with
discussed below in evaluating the            services in accordance with the terms of     investment strategies comparable to those
fairness and reasonableness of the           the Advisory Agreement.                      of the Fund that the Board reviewed. The
Advisory Agreement at the meeting on June                                                 Board noted that AIM has agreed to waive
30, 2005 and as part of the Board's          o The performance of the Fund relative to    advisory fees of the Fund, as discussed
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the     below. Based on this review, the Board
deliberations, the Board and the             performance of the Fund during the past      concluded that the advisory fee rate for
independent trustees did not identify any    one, three and five calendar years           the Fund under the Advisory Agreement was
particular factor that was controlling,      against the performance of funds advised     fair and reasonable.
and each trustee attributed different        by other advisors with investment
weights to the various factors.              strategies comparable to those of the        o Expense limitations and fee waivers.
                                             Fund. The Board noted that the Fund's        The Board noted that AIM has
    One of the responsibilities of the       performance for the one and five year        contractually agreed to waive advisory
Senior Officer of the Fund, who is           periods was above the median performance     fees of the Fund through December 31,
independent of AIM and AIM's affiliates,     of such comparable funds and below such      2009 to the extent necessary so that the
is to manage the process by which the        median performance for the three year        advisory fees payable by the Fund do not
Fund's proposed management fees are          period. Based on this review, the Board      exceed a specified maximum advisory fee
negotiated to ensure that they are           concluded that no changes should be made     rate, which maximum rate includes
negotiated in a manner which is at arm's     to the Fund and that it was not necessary    breakpoints and is based on net asset
length and reasonable. To that end, the      to change the Fund's portfolio management    levels. The Board considered the
Senior Officer must either supervise a       team at this time.                           contractual nature of this fee waiver and
competitive bidding process or prepare an                                                 noted that it remains in effect until
independent written evaluation. The          o The performance of the Fund relative to    December 31, 2009. The Board considered
Senior Officer has recommended an            indices. The Board reviewed the              the effect this fee waiver/expense
independent written evaluation in lieu of    performance of the Fund during the past      limitation would have on the Fund's
a competitive bidding process and, upon      one, three and five calendar years           estimated expenses and concluded that the
the direction of the Board, has prepared     against the performance of the Lipper        levels of fee waivers/expense limitations
such an independent written evaluation.      Health/Biotech Fund Index. The Board         for the Fund were fair and reasonable.
Such written evaluation also considered      noted that the Fund's performance for the
certain of the factors discussed below.      one and three year periods was below the     o Breakpoints and economies of scale. The
In addition, as discussed below, the         performance of such Index and above such     Board reviewed the structure of the
Senior Officer made certain                  Index for the five year period. Based on     Fund's advisory fee under the Advisory
recommendations to the Board in              this review, the Board concluded that no     Agreement, noting that it includes three
connection with such written evaluation.     changes should be made to the Fund and       breakpoints. The Board reviewed the level
                                             that it was not necessary to change the      of the Fund's advisory fees, and noted
    The discussion below serves as a         Fund's portfolio management team at this     that such fees, as a percentage of the
summary of the Senior Officer's              time.                                        Fund's net assets, have decreased as net
independent written evaluation and                                                        assets increased because the Advisory
recommendations to the Board in              o Meeting with the Fund's portfolio          Agreement includes breakpoints. The Board
connection therewith, as well as a           managers and investment personnel. With      noted that, due to the Fund's current
discussion of the material factors and       respect to the Fund, the Board is meeting    asset levels and the way in which the
the conclusions with respect thereto that    periodically with such Fund's portfolio      advisory fee breakpoints have been
formed the basis for the Board's approval    managers and/or other investment             structured, the Fund has yet to fully
of the Advisory Agreement. After             personnel and believes that such             benefit from the breakpoints. The Board
consideration of all of the factors below    individuals are competent and able to        noted that AIM has contractually agreed
and based on its informed business           continue to carry out their                  to waive advisory fees of the Fund
judgment, the Board determined that the      responsibilities under the Advisory          through December 31, 2009 to the extent
Advisory Agreement is in the best            Agreement.                                   necessary so that the advisory fees
interests of the Fund and its                                                             payable by the Fund do not exceed a
shareholders and that the compensation to    o Overall performance of AIM. The Board      specified maximum advisory fee rate,
AIM under the Advisory Agreement is fair     considered the overall performance of AIM    which maximum rate includes breakpoints
and reasonable and would have been           in providing investment advisory and         and is based on net asset levels. The
obtained through arm's length                portfolio administrative services to the     Board concluded that the Fund's fee
negotiations.                                Fund and concluded that such performance     levels under the Advisory Agreement
                                             was satisfactory.                            therefore reflect economies of scale and
o The nature and extent of the advisory                                                   that it was not necessary to change the
services to be provided by AIM. The Board    o Fees relative to those of clients of       advisory fee breakpoints in the Fund's
reviewed the services to be provided by      AIM with comparable investment               advisory fee schedule.
AIM under the Advisory Agreement. Based      strategies. The Board reviewed the
on such review, the Board concluded that     advisory fee rate for the Fund under the     o Investments in affiliated money market
the range of services to be provided by      Advisory Agreement. The Board noted that     funds. The Board also took into account
AIM under the Advisory Agreement was         this rate was higher than the                the fact that uninvested cash and cash
appropriate and that AIM currently is        sub-advisory fee rates for two               collateral from securities lending
providing services in accordance with the    unaffiliated mutual funds for which an       arrangements (collectively, "cash
terms of the Advisory Agreement.             AIM affiliate serves as sub-advisor,         balances") of the
                                             although the total management fees paid
o The quality of services to be provided     by such unaffiliated mutual funds were
by AIM. The                                  higher than the                                                            (continued)

AIM GLOBAL HEALTH CARE FUND

Fund may be invested in money market         o Benefits of soft dollars to AIM. The
funds advised by AIM pursuant to the         Board considered the benefits realized by
terms of an SEC exemptive order. The         AIM as a result of brokerage transactions
Board found that the Fund may realize        executed through "soft dollar"
certain benefits upon investing cash         arrangements. Under these arrangements,
balances in AIM advised money market         brokerage commissions paid by the Fund
funds, including a higher net return,        and/or other funds advised by AIM are
increased liquidity, increased               used to pay for research and execution
diversification or decreased transaction     services. This research is used by AIM in
costs. The Board also found that the Fund    making investment decisions for the Fund.
will not receive reduced services if it      The Board concluded that such
invests its cash balances in such money      arrangements were appropriate.
market funds. The Board noted that, to
the extent the Fund invests in affiliated    o AIM's financial soundness in light of
money market funds, AIM has voluntarily      the Fund's needs. The Board considered
agreed to waive a portion of the advisory    whether AIM is financially sound and has
fees it receives from the Fund               the resources necessary to perform its
attributable to such investment. The         obligations under the Advisory Agreement,
Board further determined that the            and concluded that AIM has the financial
proposed securities lending program and      resources necessary to fulfill its
related procedures with respect to the       obligations under the Advisory Agreement.
lending Fund is in the best interests of
the lending Fund and its respective          o Historical relationship between the
shareholders. The Board therefore            Fund and AIM. In determining whether to
concluded that the investment of cash        continue the Advisory Agreement for the
collateral received in connection with       Fund, the Board also considered the prior
the securities lending program in the        relationship between AIM and the Fund, as
money market funds according to the          well as the Board's knowledge of AIM's
procedures is in the best interests of       operations, and concluded that it was
the lending Fund and its respective          beneficial to maintain the current
shareholders.                                relationship, in part, because of such
                                             knowledge. The Board also reviewed the
o Independent written evaluation and         general nature of the non-investment
recommendations of the Fund's Senior         advisory services currently performed by
Officer. The Board noted that, upon their    AIM and its affiliates, such as
direction, the Senior Officer of the         administrative, transfer agency and
Fund, who is independent of AIM and AIM's    distribution services, and the fees
affiliates, had prepared an independent      received by AIM and its affiliates for
written evaluation in order to assist the    performing such services. In addition to
Board in determining the reasonableness      reviewing such services, the trustees
of the proposed management fees of the       also considered the organizational
AIM Funds, including the Fund. The Board     structure employed by AIM and its
noted that the Senior Officer's written      affiliates to provide those services.
evaluation had been relied upon by the       Based on the review of these and other
Board in this regard in lieu of a            factors, the Board concluded that AIM and
competitive bidding process. In              its affiliates were qualified to continue
determining whether to continue the          to provide non-investment advisory
Advisory Agreement for the Fund, the         services to the Fund, including
Board considered the Senior Officer's        administrative, transfer agency and
written evaluation and the recommendation    distribution services, and that AIM and
made by the Senior Officer to the Board      its affiliates currently are providing
that the Board consider implementing a       satisfactory non-investment advisory
process to assist them in more closely       services.
monitoring the performance of the AIM
Funds. The Board concluded that it would     o Other factors and current trends. In
be advisable to implement such a process     determining whether to continue the
as soon as reasonably practicable.           Advisory Agreement for the Fund, the
                                             Board considered the fact that AIM, along
o Profitability of AIM and its               with others in the mutual fund industry,
affiliates. The Board reviewed               is subject to regulatory inquiries and
information concerning the profitability     litigation related to a wide range of
of AIM's (and its affiliates') investment    issues. The Board also considered the
advisory and other activities and its        governance and compliance reforms being
financial condition. The Board considered    undertaken by AIM and its affiliates,
the overall profitability of AIM, as well    including maintaining an internal
as the profitability of AIM in connection    controls committee and retaining an
with managing the Fund. The Board noted      independent compliance consultant, and
that AIM's operations remain profitable,     the fact that AIM has undertaken to cause
although increased expenses in recent        the Fund to operate in accordance with
years have reduced AIM's profitability.      certain governance policies and
Based on the review of the profitability     practices. The Board concluded that these
of AIM's and its affiliates' investment      actions indicated a good faith effort on
advisory and other activities and its        the part of AIM to adhere to the highest
financial condition, the Board concluded     ethical standards, and determined that
that the compensation to be paid by the      the current regulatory and litigation
Fund to AIM under its Advisory Agreement     environment to which AIM is subject
was not excessive.                           should not prevent the Board from
                                             continuing the Advisory Agreement for the
                                             Fund.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-77.63%

BIOTECHNOLOGY-23.02%

Amgen Inc.(a)                                     689,874   $   46,704,470
--------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(a)                    472,019        6,683,789
--------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(a)                    662,110        3,873,344
--------------------------------------------------------------------------
Array BioPharma Inc.(a)                           580,836        4,303,995
--------------------------------------------------------------------------
Biogen Idec Inc.(a)                               884,635       39,675,880
--------------------------------------------------------------------------
Cephalon, Inc.(a)(b)                              248,487       16,315,656
--------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                         344,138       16,260,521
--------------------------------------------------------------------------
Coley Pharmaceutical Group Inc.(a)                255,543        4,086,133
--------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)                   391,308        8,870,952
--------------------------------------------------------------------------
DOV Pharmaceutical, Inc.(a)(b)                    125,391        1,020,683
--------------------------------------------------------------------------
Genentech, Inc.(a)                                107,724        8,586,680
--------------------------------------------------------------------------
Genzyme Corp.(a)                                  668,415       40,880,261
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          241,372       13,878,890
--------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                    704,412        8,037,341
--------------------------------------------------------------------------
Idenix Pharmaceuticals Inc.(a)                    180,140        1,808,606
--------------------------------------------------------------------------
Incyte Corp.(a)                                   704,814        2,939,074
--------------------------------------------------------------------------
InterMune, Inc.(a)(b)                             300,219        4,800,502
--------------------------------------------------------------------------
Invitrogen Corp.(a)                               153,900       10,158,939
--------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)                 257,414        4,383,760
--------------------------------------------------------------------------
Mannkind Corp.(a)(b)                              304,634        6,092,680
--------------------------------------------------------------------------
Medarex, Inc.(a)                                  166,398        1,998,440
--------------------------------------------------------------------------
MedImmune, Inc.(a)                                925,337       29,120,355
--------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)               406,998        3,695,542
--------------------------------------------------------------------------
Myogen, Inc.(a)                                   116,502        3,851,556
--------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(a)(b)                   618,764        5,302,808
--------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                      186,500        4,955,305
--------------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(a)                   854,929        5,975,954
--------------------------------------------------------------------------
PDL BioPharma Inc.(a)                             707,544       20,363,116
--------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(a)(b)                 208,400        2,236,132
--------------------------------------------------------------------------
Serologicals Corp.(a)                             515,637       16,046,623
--------------------------------------------------------------------------
Theravance, Inc.(a)                               138,521        3,886,899
--------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)                    118,031        4,292,787
--------------------------------------------------------------------------
ZymoGenetics, Inc.(a)                             312,390        6,394,623
==========================================================================
                                                               357,482,296
==========================================================================

DRUG RETAIL-1.23%

CVS Corp.                                         641,676       19,070,611
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


HEALTH CARE DISTRIBUTORS-0.85%

PSS World Medical, Inc.(a)                        734,619   $   13,252,527
==========================================================================

HEALTH CARE EQUIPMENT-17.26%

Advanced Medical Optics, Inc.(a)                  164,581        7,669,475
--------------------------------------------------------------------------
Beckman Coulter, Inc.                             122,000        6,265,920
--------------------------------------------------------------------------
Biomet, Inc.                                      415,429       15,445,650
--------------------------------------------------------------------------
Boston Scientific Corp.(a)                      1,440,510       33,477,452
--------------------------------------------------------------------------
Cyberonics, Inc.(a)(b)                            210,859        4,889,820
--------------------------------------------------------------------------
Cytyc Corp.(a)                                    459,673       11,882,547
--------------------------------------------------------------------------
Dionex Corp.(a)                                   149,303        8,976,096
--------------------------------------------------------------------------
Edwards Lifesciences Corp.(a)                     130,913        5,817,774
--------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.(a)(b)                   209,700          815,733
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           193,600       13,658,480
--------------------------------------------------------------------------
Medtronic, Inc.                                   481,794       24,147,515
--------------------------------------------------------------------------
Mentor Corp.(b)                                   688,407       29,828,675
--------------------------------------------------------------------------
Respironics, Inc.(a)                              337,776       12,369,357
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         679,550       26,828,634
--------------------------------------------------------------------------
Stryker Corp.                                     285,000       12,468,750
--------------------------------------------------------------------------
Thermo Electron Corp.(a)                          441,249       17,005,737
--------------------------------------------------------------------------
Thoratec Corp.(a)                                 385,879        6,949,681
--------------------------------------------------------------------------
Varian Inc.(a)                                    130,384        5,641,716
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   238,400       12,487,392
--------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                     486,476       11,417,592
==========================================================================
                                                               268,043,996
==========================================================================

HEALTH CARE FACILITIES-0.78%

Kindred Healthcare, Inc.(a)                       362,817        8,801,940
--------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         394,594        3,283,022
==========================================================================
                                                                12,084,962
==========================================================================

HEALTH CARE SERVICES-7.91%

DaVita, Inc.(a)                                   137,900        7,758,254
--------------------------------------------------------------------------
Eclipsys Corp.(a)                                 724,340       15,949,967
--------------------------------------------------------------------------
HMS Holdings Corp.(a)(c)                        1,598,153       13,696,171
--------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                   748,199       39,826,633
--------------------------------------------------------------------------
Merge Technologies Inc.(a)(b)                     773,935        9,782,539
--------------------------------------------------------------------------
Omnicare, Inc.                                    331,906       18,822,389
--------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          474,544       17,021,893
==========================================================================
                                                               122,857,846
==========================================================================


                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE SUPPLIES-2.54%

Alcon, Inc.(a)                                    303,593   $   30,878,444
--------------------------------------------------------------------------
Cooper Cos., Inc. (The)                           157,601        8,639,687
==========================================================================
                                                                39,518,131
==========================================================================

INDUSTRIAL CONGLOMERATES-1.80%

Tyco International Ltd.                         1,061,338       27,966,256
==========================================================================

LIFE & HEALTH INSURANCE-0.52%

Universal American Financial Corp.(a)             543,805        8,015,686
==========================================================================

MANAGED HEALTH CARE-9.24%

Aetna Inc.                                        658,850       25,365,725
--------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/2005; Cost
  $10,463,850)(a)(d)(e)(f)                        775,100       12,595,375
--------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     360,587       17,910,356
--------------------------------------------------------------------------
Health Net Inc.(a)                                325,407       13,244,065
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           943,237       46,916,608
--------------------------------------------------------------------------
WellPoint Inc.(a)                                 387,085       27,483,035
==========================================================================
                                                               143,515,164
==========================================================================

PHARMACEUTICALS-12.48%

Cypress Bioscience, Inc.(a)                       512,317        3,816,762
--------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)             538,328       16,930,416
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      173,333        6,999,187
--------------------------------------------------------------------------
Impax Laboratories, Inc.(a)(b)                    766,376        7,088,978
--------------------------------------------------------------------------
Johnson & Johnson                                 862,645       50,559,623
--------------------------------------------------------------------------
Medicines Co. (The)(a)                            432,900        8,320,338
--------------------------------------------------------------------------
MGI Pharma, Inc.(a)                               455,700        8,512,476
--------------------------------------------------------------------------
Pfizer Inc.                                     1,290,727       32,694,115
--------------------------------------------------------------------------
Sepracor Inc.(a)                                  312,099       13,932,099
--------------------------------------------------------------------------
Wyeth                                             825,345       40,169,541
--------------------------------------------------------------------------
XenoPort Inc.(a)                                  210,400        4,723,480
==========================================================================
                                                               193,747,015
==========================================================================
    Total Domestic Common Stocks (Cost
      $1,118,253,759)                                        1,205,554,490
==========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-20.83%

CANADA-1.34%

Biovail Corp. (Pharmaceuticals)                   649,321       16,921,305
--------------------------------------------------------------------------
Cardiome Pharma Corp. (Pharmaceuticals)(a)        359,083        3,806,280
==========================================================================
                                                                20,727,585
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


FRANCE-3.65%

Ipsen S.A. (Pharmaceuticals) (Acquired
  12/06/05; Cost $15,863,951)(a)(b)(d)(g)         606,049   $   27,150,983
--------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(g)               313,000       29,512,359
==========================================================================
                                                                56,663,342
==========================================================================

GERMANY-1.00%

Merck KGaA (Pharmaceuticals)(a)(g)                145,794       15,447,469
==========================================================================

ISRAEL-0.50%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               193,525        7,837,762
==========================================================================

JAPAN-2.24%

Eisai Co., Ltd. (Pharmaceuticals)(b)(g)           507,400       23,183,716
--------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)(b)(g)      688,000       11,593,918
==========================================================================
                                                                34,777,634
==========================================================================

SWITZERLAND-9.55%

Novartis A.G.-ADR (Pharmaceuticals)             1,006,768       57,899,227
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(g)           587,850       90,376,690
==========================================================================
                                                               148,275,917
==========================================================================

UNITED KINGDOM-2.55%

AstraZeneca PLC-ADR (Pharmaceuticals)             221,602       12,216,918
--------------------------------------------------------------------------
iSOFT Group PLC (Health Care Services)(g)       3,090,447        6,612,172
--------------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                   439,684       20,823,434
==========================================================================
                                                                39,652,524
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $237,282,435)                            323,382,233
==========================================================================

PREFERRED STOCKS-0.02%

BIOTECHNOLOGY-0.01%

Athersys Inc.-Series F, Conv. Pfd. (Acquired
  04/17/00; Cost $5,000,000)(d)(e)(f)(h)          416,667          235,293
--------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd. (Acquired
  09/27/94; Cost $600,000)(d)(e)(f)(h)            103,055                0
==========================================================================
                                                                   235,293
==========================================================================

PHARMACEUTICALS-0.01%

BioImagene, Inc.-Series B-2, Pfd. (Acquired
  05/24/01; Cost $1,350,000)(d)(e)(f)(h)           93,867           94,336
==========================================================================
    Total Preferred Stocks (Cost $6,950,000)                       329,629
==========================================================================


                                                 SHARES         VALUE
--------------------------------------------------------------------------

MONEY MARKET FUNDS-0.72%

Liquid Assets Portfolio-Institutional
  Class(i)                                      5,596,960   $    5,596,960
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)     5,596,960        5,596,960
==========================================================================
    Total Money Market Funds (Cost
      $11,193,920)                                              11,193,920
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.20% (Cost
  $1,373,680,114)                                            1,540,460,272
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-6.06%

Liquid Assets Portfolio(i)(j)                  47,089,563   $   47,089,563
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(i)(j)                                  47,089,563       47,089,563
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $94,179,126)                                        94,179,126
==========================================================================
TOTAL INVESTMENTS-105.26% (Cost
  $1,467,859,240)                                            1,634,639,398
==========================================================================
OTHER ASSETS LESS LIABILITIES-(5.26)%                          (81,740,910)
==========================================================================
NET ASSETS-100.00%                                          $1,552,898,488
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2006 represented 0.88% of the Fund's Net Assets. See Note 3.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $40,075,987, which represented 2.58% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security is considered venture capital.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2006 was $12,925,004, which represented 0.83% of the Fund's Net Assets.
(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $203,877,307, which represented 13.13% of the Fund's Net Assets. See Note 1A.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2006 was $329,629, which represented 0.02% of the Fund's Net Assets. See Note 1A.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,357,644,435)*  $1,515,570,181
------------------------------------------------------------
Investments in affiliates, at value (cost
  $110,214,805)                                  119,069,217
============================================================
     Total investments (cost $1,467,859,240)   1,634,639,398
============================================================
Foreign currencies, at value (cost
  $12,664,264)                                    12,844,934
------------------------------------------------------------
Receivables for:
  Investments sold                                 8,566,016
------------------------------------------------------------
  Fund shares sold                                   726,667
------------------------------------------------------------
  Dividends                                          542,510
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               213,101
------------------------------------------------------------
Other assets                                          61,259
============================================================
     Total assets                              1,657,593,885
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                           2,344,228
------------------------------------------------------------
  Foreign currency contracts                       6,366,348
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                297,246
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       94,179,126
------------------------------------------------------------
Accrued distribution fees                            437,058
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,608
------------------------------------------------------------
Accrued transfer agent fees                          926,578
------------------------------------------------------------
Accrued operating expenses                           141,205
============================================================
     Total liabilities                           104,695,397
============================================================
Net assets applicable to shares outstanding   $1,552,898,488
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,206,115,697
------------------------------------------------------------
Undistributed net investment income (loss)        (4,975,041)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and foreign currency contracts                 191,327,797
------------------------------------------------------------
Unrealized appreciation from investment
  securities, foreign currencies and foreign
  currency contracts                             160,430,035
============================================================
                                              $1,552,898,488
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  566,996,553
____________________________________________________________
============================================================
Class B                                       $  149,457,427
____________________________________________________________
============================================================
Class C                                       $   46,315,136
____________________________________________________________
============================================================
Investor Class                                $  790,129,372
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           18,575,660
____________________________________________________________
============================================================
Class B                                            5,437,503
____________________________________________________________
============================================================
Class C                                            1,683,895
____________________________________________________________
============================================================
Investor Class                                    25,882,358
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        30.52
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $30.52 divided by
       94.50%)                                $        32.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        27.49
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        27.50
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $        30.53
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $90,972,895 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $373,910)        $   4,738,283
---------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $122,013, after compensation to counterparties
  of $2,157,609)                                                    884,606
===========================================================================
    Total investment income                                       5,622,889
===========================================================================

EXPENSES:

Advisory fees                                                     4,926,402
---------------------------------------------------------------------------
Administrative services fees                                        193,395
---------------------------------------------------------------------------
Custodian fees                                                      112,682
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                           720,702
---------------------------------------------------------------------------
  Class B                                                           781,051
---------------------------------------------------------------------------
  Class C                                                           239,118
---------------------------------------------------------------------------
  Investor Class                                                  1,026,854
---------------------------------------------------------------------------
Transfer agent fees                                               2,177,229
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            15,267
---------------------------------------------------------------------------
Other                                                               251,995
===========================================================================
    Total expenses                                               10,444,695
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      (48,702)
===========================================================================
    Net expenses                                                 10,395,993
===========================================================================
Net investment income (loss)                                     (4,773,104)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $3,737,319)                                201,505,498
---------------------------------------------------------------------------
  Foreign currencies                                               (137,471)
---------------------------------------------------------------------------
  Foreign currency contracts                                      4,976,252
===========================================================================
                                                                206,344,279
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (102,133,633)
---------------------------------------------------------------------------
  Foreign currencies                                                229,579
---------------------------------------------------------------------------
  Foreign currency contracts                                    (10,791,338)
---------------------------------------------------------------------------
  Option contracts written                                         (175,192)
===========================================================================
                                                               (112,870,584)
===========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and option contracts                93,473,695
===========================================================================
Net increase in net assets resulting from operations          $  88,700,591
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (4,773,104)   $   (7,152,220)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and option
    contracts                                                    206,344,279        50,260,671
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and option contracts                     (112,870,584)       67,462,270
==============================================================================================
    Net increase in net assets resulting from operations          88,700,591       110,570,721
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (17,233,167)               --
----------------------------------------------------------------------------------------------
  Class B                                                         (5,229,254)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (1,560,543)               --
----------------------------------------------------------------------------------------------
  Investor Class                                                 (24,873,050)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (48,896,014)               --
==============================================================================================
Share transactions-net:
  Class A                                                         (1,977,713)      (62,648,022)
----------------------------------------------------------------------------------------------
  Class B                                                         (7,378,981)      (32,952,102)
----------------------------------------------------------------------------------------------
  Class C                                                           (139,933)       (2,314,428)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (39,004,868)      787,288,620
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (48,501,495)      689,374,068
==============================================================================================
    Net increase (decrease) in net assets                         (8,696,918)      799,944,789
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,561,595,406       761,650,617
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(4,975,041) and $(201,937),
    respectively)                                             $1,552,898,488    $1,561,595,406
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Next $350 million                                             0.65%
--------------------------------------------------------------------
Next $1.3 billion                                             0.55%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Investor Class shares to 1.30%, 2.05%, 2.05% and 1.30% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $4,118.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $636.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $193,395.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $2,177,229.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C and Investor Class shares paid $720,702, $781,051, $239,118 and $1,026,854, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $59,671 in front-end sales commissions from the sale of Class A shares and $258, $42,973 and $1,922 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 14,651,082      $216,110,765      $(225,164,887)      $       --      $  5,596,960     $380,653      $     --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            14,651,082       216,110,765       (225,164,887)              --         5,596,960      381,940            --
==================================================================================================================================
  Subtotal       $ 29,302,164      $432,221,530      $(450,329,774)      $       --      $ 11,193,920     $762,593      $     --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 87,949,707      $146,344,173      $(187,204,317)      $       --      $ 47,089,563     $ 60,859      $     --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            87,949,707       146,344,173       (187,204,317))             --        47,089,563       61,154            --
==================================================================================================================================
  Subtotal       $175,899,414      $292,688,346      $(374,408,634)      $       --      $ 94,179,126     $122,013      $     --
==================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
COMPANY            10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
HMS Holdings
  Corp. (Cost
  $4,841,759)    $ 13,492,400      $         --      $  (2,363,104)      $1,781,910      $ 13,696,171     $     --      $784,965
==================================================================================================================================
  Total          $218,693,978      $724,909,876      $(827,101,512)      $1,781,910      $119,069,217     $884,606      $784,965
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $13,860,027, which resulted in net realized gains of $3,737,319 and securities purchases of $1,487,591.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $43,948.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $7,003 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $90,972,895 were on loan to brokers. The loans were secured by cash collateral of $94,179,126 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $122,013 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--FOREIGN CURRENCY CONTRACTS

OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                 CONTRACT TO                                         UNREALIZED
                                                  -----------------------------------------                         APPRECIATION
SETTLEMENT DATE                                        DELIVER                RECEIVE               VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
05/08/06                                          GBP    11,500,000      USD   $ 20,486,859      $ 20,975,628       $  (488,769)
---------------------------------------------------------------------------------------------------------------------------------
05/08/06                                          EUR    44,800,000      USD     54,493,520        56,565,077        (2,071,557)
---------------------------------------------------------------------------------------------------------------------------------
05/08/06                                          CHF   183,000,000      USD    143,750,657       147,731,156        (3,980,499)
=================================================================================================================================
  TOTAL OPEN FOREIGN CURRENCY CONTRACTS                                                                             $(6,540,825)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                 CONTRACT TO
                                                  -----------------------------------------                           REALIZED
CLOSED DATE                                            DELIVER                RECEIVE               VALUE               GAIN
---------------------------------------------------------------------------------------------------------------------------------
02/08/06                                          GBP     5,000,000      USD    $ 8,906,775      $  8,710,900       $   195,875
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                                 CONTRACT TO
                                                  -----------------------------------------                           REALIZED
CLOSED DATE                                            DELIVER                RECEIVE               VALUE           GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
02/08/06                                          DKK    47,000,000      USD    $ 7,658,340      $  7,679,738           (21,398)
=================================================================================================================================
  TOTAL CLOSED FOREIGN CURRENCY CONTRACTS                                                                           $   174,477
=================================================================================================================================
  TOTAL FOREIGN CURRENCY CONTRACTS                                                                                  $(6,366,348)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

CHF  - Swiss Franc
DKK  - Danish Krone
EUR  - Euro
GBP  - British Pound Sterling
USD  - U.S. Dollar

NOTE 10--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                              600       $ 199,192
------------------------------------------------------------------------------------
Exercised                                                       (600)       (199,192)
====================================================================================
End of period                                                     --       $      --
____________________________________________________________________________________
====================================================================================

NOTE 11--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $862,385,239 and $957,591,630, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $218,039,165
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (60,197,487)
==============================================================================
Net unrealized appreciation of investment securities             $157,841,678
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,476,797,720.

NOTE 13--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                  APRIL 30, 2006(A)               OCTOBER 31, 2005
                                                              --------------------------    -----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,154,324    $ 35,930,710       1,946,091    $  55,019,351
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        277,866       7,777,026         537,747       13,820,503
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        236,840       6,660,286         555,603       14,168,389
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 651,638      20,228,778         369,060       11,047,153
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        537,542      16,276,765              --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        181,425       4,961,977              --               --
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         53,848       1,473,808              --               --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 799,952      24,230,546              --               --
=========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                             --              --         368,152       10,701,977
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         117,495        3,103,206
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         168,018        4,441,104
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --              --      28,635,830      832,396,790
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        122,794       3,805,474         385,626       10,779,491
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (136,072)     (3,805,474)       (423,694)     (10,779,491)
=========================================================================================================================
Reacquired:
  Class A                                                     (1,871,434)    (57,990,662)     (4,928,710)    (139,148,841)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (582,123)    (16,312,510)     (1,531,933)     (39,096,320)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (294,606)     (8,274,027)       (814,778)     (20,923,921)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (2,693,005)    (83,464,192)     (1,881,117)     (56,155,323)
=========================================================================================================================
                                                              (1,561,011)   $(48,501,495)     23,503,390    $ 689,374,068
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 9% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) As of the opening of business on July 18, 2005, the Fund acquired all the net assets of AIM Health Sciences Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on March 22, 2005 and AIM Health Sciences Fund shareholders on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 29,289,495 shares of the Fund for 16,440,625 shares of AIM Health Sciences Fund outstanding as of the close of business on July 15, 2005. AIM Health Sciences Fund's net assets at that date of $850,643,077, including $80,900,111 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $752,218,175.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        --------------------------------------------------------------------
                                             2006            2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  29.77        $  26.38       $  24.09       $  22.41       $  29.93       $  30.12
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.08)          (0.18)(a)      (0.17)(a)      (0.13)         (0.29)(a)      (0.39)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.76            3.57           2.46           1.81          (3.17)          3.44
===============================================================================================================================
    Total from investment operations           1.68            3.39           2.29           1.68          (3.46)          3.05
===============================================================================================================================
Less distributions from net realized
  gains                                       (0.93)             --             --             --          (4.06)         (3.24)
===============================================================================================================================
Net asset value, end of period             $  30.52        $  29.77       $  26.38       $  24.09       $  22.41       $  29.93
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                5.68%          12.85%          9.51%          7.50%        (13.76)%        10.85%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $566,997        $554,679       $550,319       $536,746       $533,216       $588,072
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.21%(c)        1.48%          1.89%          1.94%          1.86%          1.75%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.21%(c)        1.60%          1.91%          1.94%          1.86%          1.75%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.50)%(c)      (0.64)%        (0.63)%        (0.56)%        (1.10)%        (1.28)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                       55%             92%            64%            99%           153%           207%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $581,340,118.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS B
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        --------------------------------------------------------------------
                                             2006            2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  26.99        $  24.08       $  22.09       $  20.66       $  28.03       $  28.53
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.18)          (0.33)(a)      (0.27)(a)      (0.23)         (0.38)(a)      (0.51)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.61            3.24           2.26           1.66          (2.93)          3.25
===============================================================================================================================
    Total from investment operations           1.43            2.91           1.99           1.43          (3.31)          2.74
===============================================================================================================================
Less distributions from net realized
  gains                                       (0.93)             --             --             --          (4.06)         (3.24)
===============================================================================================================================
Net asset value, end of period             $  27.49        $  26.99       $  24.08       $  22.09       $  20.66       $  28.03
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                5.33%          12.08%          9.01%          6.92%        (14.21)%        10.32%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $149,457        $153,766       $168,468       $179,646       $187,793       $219,036
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.96%(c)        2.14%          2.39%          2.44%          2.36%          2.25%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.96%(c)        2.26%          2.41%          2.44%          2.36%          2.25%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.25)%(c)      (1.30)%        (1.13)%        (1.06)%        (1.60)%        (1.78)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                       55%             92%            64%            99%           153%           207%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $157,504,762.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS C
                                          -----------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ------------------------------------------------------------
                                             2006           2005          2004          2003          2002       2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 27.01         $ 24.09       $ 22.11       $ 20.67       $ 28.03    $ 28.53
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.18)          (0.33)(a)     (0.27)(a)     (0.23)        (0.38)(a)   (0.51)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.60            3.25          2.25          1.67         (2.92)      3.25
=======================================================================================================================
    Total from investment operations          1.42            2.92          1.98          1.44         (3.30)      2.74
=======================================================================================================================
Less distributions from net realized
  gains                                      (0.93)             --            --            --         (4.06)     (3.24)
=======================================================================================================================
Net asset value, end of period             $ 27.50         $ 27.01       $ 24.09       $ 22.11       $ 20.67    $ 28.03
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                               5.29%          12.12%         8.95%         6.97%       (14.18)%    10.32%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $46,315         $45,591       $42,863       $43,482       $46,759    $36,366
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            1.96%(c)        2.14%         2.39%         2.44%         2.36%      2.25%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.96%(c)        2.26%         2.41%         2.44%         2.36%      2.25%
=======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.25)%(c)      (1.30)%       (1.13)%       (1.06)%       (1.60)%    (1.78)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(d)                      55%             92%           64%           99%          153%       207%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $48,219,836.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                      INVESTOR CLASS
                                                              ------------------------------
                                                                               JULY 15, 2005
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2006              2005
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  29.77          $  28.95
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.08)            (0.04)(a)
--------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.77              0.86
============================================================================================
    Total from investment operations                               1.69              0.82
============================================================================================
Less distributions from net realized gains                        (0.93)               --
============================================================================================
Net asset value, end of period                                 $  30.53          $  29.77
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                    5.72%             2.83%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $790,129          $807,560
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                            1.21%(c)          1.25%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets       (0.50)%(c)        (0.41)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                           55%               92%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $828,291,044.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GLOBAL HEALTH CARE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                      SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                      DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                   FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
       INTERNATIONAL/GLOBAL EQUITY           Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund                =======================================================================================
AIM International Small Company Fund(1)      CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
AIM Trimark Fund                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                 GHC-SAR-1            A I M Distributors, Inc.





                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College    Separately   Offshore    Cash                 [AIM INVESTMENTS LOGO]
Funds    Products                 Savings    Managed      Products    Management          --Registered Trademark--
                                  Plans      Accounts
--------------------------------------------------------------------------------

                                                     AIM INTERNATIONAL BOND FUND
                              Semiannual Report to Shareholders o April 30, 2006

                                 [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM INTERNATIONAL BOND FUND SEEKS TO PROVIDE TOTAL RETURN.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             o Industry classifications used in this
                                                                                           report are generally according to the
o Class B shares are not available as an     o The unmanaged LEHMAN BROTHERS GLOBAL        Global Industry Classification Standard,
investment for retirement plans              AGGREGATE EX U.S. INDEX provides a            which was developed by and is the
maintained pursuant to Section 401 of        broad-based measure of the global             exclusive property and a service mark of
the Internal Revenue Code, including         investment-grade fixed income markets.        Morgan Stanley Capital International
401(k) plans, money purchase pension         The components of this index are the          Inc. and Standard & Poor's.
plans and profit sharing plans, except       Pan-European Aggregate Index and the
for plans that have existing accounts        Asia-Pacific Aggregate index. This            The Fund provides a complete list of its
invested in Class B shares.                  index also includes Euro-Yen corporate        holdings four times in each fiscal
                                             bonds, Canadian government, agency and        year, at the quarter-ends. For the second
PRINCIPAL RISKS OF INVESTING IN THE FUND     corporate securities. It is compiled by       and fourth quarters, the lists appear in
                                             Lehman Brothers, a global investment          the Fund's semiannual and annual reports
o Investing in higher-yielding,              bank.                                         to shareholders. For the first and third
lower-rated corporate bonds, commonly                                                      quarters, the Fund files the lists with
known as junk bonds, has a greater risk      o The unmanaged LIPPER INTERNATIONAL          the Securities and Exchange Commission
of price fluctuation and loss of             INCOME FUND INDEX represents an average       (SEC) on Form N-Q. The most recent list
principal and income than U.S.               of the performance of the 10 largest          of portfolio holdings is available at
government securities such as U.S.           international income funds tracked by         AIMinvestments.com. From our home
Treasury bills, notes and bonds.             Lipper Inc., an independent mutual fund       page, click on Products &
Treasuries are guaranteed by the             performance monitor.                          Performance, then Mutual Funds, then Fund
government for repayment of principal                                                      Overview. Select your Fund from the
and interest if held to maturity. Fund       o The Fund is not managed to track the        drop-down menu and click on Complete
shares are not insured, and their value      performance of any particular index,          Quarterly Holdings. Shareholders can
and yield will vary with market              including the indexes defined here, and       also look up the Fund's Forms N-Q on the
conditions. Investors should carefully       consequently, the performance of the          SEC Web site at sec.gov. Copies of the
assess the risk associated with              Fund may deviate significantly from the       Fund's Forms N-Q may be reviewed and
investing in the Fund.                       performance of the indexes.                   copied at the SEC Public Reference Room
                                                                                           at 450 Fifth Street, N.W.,
o The Fund may invest in asset-backed or     o A direct investment cannot be made in       Washington, D.C. 20549-0102. You can
mortgage-backed securities which may         an index. Unless otherwise indicated,         obtain information on the operation of
lose value if they are called or             index results include reinvested              the Public Reference Room, including
prepaid.                                     dividends, and they do not reflect sales      information about duplicating fee
                                             charges. Performance of an index of           charges, by calling 202-942-8090 or
o The prices of securities held              funds reflects fund expenses;                 800-732-0330, or by electronic request at
by the Fund may decline in response to       performance of a market index does not.       the following e-mail address:
market risks, changes in interest rates,                                                   publicinfo@sec.gov. The SEC file numbers
effective maturities and credit ratings      OTHER INFORMATION                             for the Fund are 811-05426 and
of those securities.                                                                       033-19338.
                                             o The returns shown in management's
o Foreign securities have additional         discussion of Fund performance are based      A description of the policies and
risks, including exchange rate changes,      on net asset values calculated for            procedures that the Fund uses to
political and economic developments, the     shareholder transactions. Generally           determine how to vote proxies relating
relative lack of information about these     accepted accounting principles require        to portfolio securities is available
companies and the potential lack of          adjustments to be made to the net assets      without charge, upon request, from our
strict financial and accounting controls     of the Fund at period end for financial       Client Services department at
and standards.                               reporting purposes, and as such, the net      800-959-4246 or on the AIM Web
                                             asset values for shareholder                  site, AIMinvestments.com. On the home
o The Fund may use enhanced investment       transactions and the returns based on         page, scroll down and click on AIM Funds
techniques such as leverage and              those net asset values may differ from        Proxy Policy. The information is also
derivatives. Leveraging entails special      the net asset values and returns              available on the SEC Web site, sec.gov.
risks such as magnifying changes in the      reported in the Financial Highlights.
value of the portfolio's securities.                                                       Information regarding how the Fund voted
Derivatives are subject to                                                                 proxies related to its portfolio
counter-party-risk--the risk that the                                                      securities during the 12 months ended
other party will not complete the                                                          June 30, 2006, will be available at our
transaction with the Fund.                                                                 Web site. Go to AIMinvestments.com,
                                                                                           access the About Us tab, click on
                                                                                           Required Notices and then click on Proxy
                                                                                           Voting Activity. Next, select the Fund
                                                                                           from the drop-down menu. The information
                                                                                           is also available on the SEC Web
                                                                                           site, sec.gov.

================================================================================           ========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class A Shares                    AUBAX
                                                                                           Class B Shares                    AUBBX
================================================================================           Class C Shares                    AUBCX

                                                                                           ========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM INTERNATIONAL BOND FUND


                  DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                  We're pleased to provide you with this semiannual report,
    [PHOTO OF     which includes a discussion of how your Fund was managed for
     ROBERT H.    the six months ended April 30, 2006, and what factors affected
     GRAHAM]      its performance. That discussion begins on page 3.

                     It's been said nothing is certain but death and taxes. We
                  would venture to add that one other thing is certain: Markets
 ROBERT H. GRAHAM change--and change often--in the short term. The period covered in this report is a perfect example. Domestic and
                  global equity markets were generally strong throughout the period, but they became considerably more volatile and
    [PHOTO OF     negative beginning in May, after the close of the reporting
  PHILIP TAYLOR]  period. Inflation fears were the primary cause of this volatility and negativity:

                     o Amid signs of rising inflation, the U.S. Federal Reserve
                       Board stated that additional interest rate hikes might be
 PHILIP TAYLOR         needed to address inflation risks.

                     o The dollar remained weak, making imports more expensive
                       and thereby raising inflation.

                     o Oil prices remained at historically high levels,
                       threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                     While we can't do anything about the ambiguity and
                  uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We also believe in the value of a trusted financial
                  advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                  OUR COMMITMENT TO YOU

                  In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                     Information about investing, the markets and your Fund is
                  always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                  Sincerely,

                  /s/ ROBERT H. GRAHAM                      /s/ PHILIP TAYLOR
                  -----------------------------------       --------------------
                  Robert H. Graham                          Philip Taylor
                  President & Vice Chair -- AIM Funds       CEO, AIM Investments
                  Chair, AIM Investments

                  June 19, 2006

                  AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INTERNATIONAL BOND FUND


                     DEAR FELLOW AIM FUND SHAREHOLDERS:

                     Having completed a year of transition and change at AIM
 [PHOTO OF BRUCE L.  Funds--as well as my first full year as your board's
     CROCKETT]       independent chair--I can assure you that shareholder
                     interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working
 BRUCE L. CROCKETT   for you. Our new structure has enabled the board to work
                     more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                        o During 2005, management proposed, and your board
                          approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Also during 2005, management proposed to your board
                          the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                        o Your board, through its Investments Committee and
                          Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                        In 2006, your board will continue to focus on fund
                     expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                        The AIM Funds board is pleased to welcome our newest
                     independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                     K. Dunn, Jr., who retired in 2006.

                        Your board welcomes your views. Please mail them to me
                     at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT
                     ------------------------
                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     June 19, 2006

AIM INTERNATIONAL BOND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=========================================================================================

PERFORMANCE SUMMARY                          ========================================      ments, but will seek to outperform that
                                                                                           index by applying top-down and bottom-up
For the period from inception on March       FUND VS. INDEXES                              analysis in portfolio construction.
31, 2006, through April 30, 2006, AIM                                                      Top-down analysis takes into account
International Bond Fund, excluding sales     CUMULATIVE TOTAL                              general economic and market trends while
charges, outperformed the Lehman Brothers    RETURNS, 3/31/06-4/30/06, EXCLUDING           bottom up analysis involves evaluation
Global Aggregate ex U.S. Index               APPLICABLE SALES CHARGES. IF SALES            of securities on an individual basis.
(unhedged). The Fund benefited from          CHARGES WERE INCLUDED, RETURNS WOULD BE       The Fund seeks to outperform its
overweight currency exposure in eastern      LOWER.                                        benchmark through an analysis of a
Europe, as our positions in the Polish                                                     variety of alpha sources (specific
zloty and Slovak koruna rallied during       Class A Shares                  4.07%         factors affecting the return on
the reporting period.                                                                      investments relative to an index),
                                             Class B Shares                  4.00          including high yield, emerging market,
                                                                                           country and currency risk.
                                             Class C Shares                  4.00
                                                                                              In constructing the portfolio, we
                                             Lehman Brothers Global                        consider macro-economic and sector level
                                             Aggregate ex U.S. Index                       factors such as economic and political
                                             (Broad Market And                             conditions, monetary policy and emerging
                                             Style-specific index)           3.24          market trends. Factors we take into
                                                                                           consideration in selecting an individual
                                             Lipper International Income                   security for the portfolio include cash
                                             Fund Index (Peer Group Index)   1.92          flow coverage revenue growth, stability
                                                                                           of credit ratings and business margin
                                             SOURCE: LIPPER INC.                           conditions.

                                             ========================================         In making investment decisions, we do
                                                                                           not take into consideration portfolio
=========================================================================================  turnover, which may at times be higher than average.
HOW WE INVEST                                contracts and forward currency
                                             contracts. We may also use other                 We focus on securities we believe
Our goal is to provide total return. The     strategies such as dollar rolls and           have the potential to outperform the
Fund seeks to meet this objective by         reverse repurchase agreements.                benchmark. We will consider to selling a
attempting to exceed the return of the                                                     particular security when the risk
Lehman Brothers Global Aggregate ex U.S.        Under normal conditions, the Fund's        factors relative to its potential return
Index (unhedged).                            effective duration (a measure of the          materially change.
                                             Fund's price sensitivity to changes in
   We invest in a diversified portfolio      interest rates) will be within two years
of foreign government and corporate          of that of the style-specific index. The
debt. We may also invest in structured       Fund may invest up to 30% of its total
securitized debt securities, such as         assets in U.S. dollar-denominated
asset-backed securities and both             securities and up to 25% of its total
residential and commercial                   assets in non-investment-grade
mortgage-backed securities, and              securities, including
commercial paper and other short-term        non-investment-grade emerging market
debt investments. In managing the            securities.
portfolio, we may use synthetics and
derivative instruments, such as swaps,          The Fund uses the Lehman Brothers
put options, call options, futures           Global Aggregate ex U.S. Index
contracts, options on future                 (unhedged) as a guide in structuring and
                                             selecting its invest-                                                       (continued)
========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES                              TOP 10 ISSUERS

By investment type                           1. France                          17.2%      1. Dexia Municipal Agency
Non-U.S. Dollar Denominated                  2. Germany                         16.1         (France)                        13.0%
Bonds & Notes                      78.6%     3. United States of America        14.1       2. U.S. Treasury Notes             9.1
U.S. Treasury Notes                 9.1      4. Luxembourg                       5.5       3. NRW Bank (Germany)              5.8
U.S. Government Agency Securities   3.0      5. Ireland                          4.5       4. Buoni Poliennali Del
Other Assets Less Liabilities       9.3                                                       Tesoro (Italy)                  4.3
                                                                                           5. Kreditanstalt Fuer
                                             TOTAL NET ASSETS           $3.3 MILLION          Wiederaufbau (Germany)          4.3
                                                                                           6. France Government (France)      4.2
                                             TOTAL NUMBER OF HOLDINGS             26       7. Netherlands Government
                                                                                              (Netherlands)                   4.2
                                                                                           8. Belgium Government (Belgium)    4.2
                                                                                           9. Austria Government (Austria)    4.2
                                                                                          10. United Kingdom Treasury
                                                                                              (United Kingdom)                4.1

The Fund's holdings are subject to change, and there is no
assurance that the Fund will continue to hold any particular security.
========================================     ========================================     ========================================

AIM INTERNATIONAL BOND FUND


MARKET CONDITIONS AND YOUR FUND              and U.S. Treasury securities--made bonds     SIMON CHENNELL, Chartered portfolio
                                             somewhat less attractive as an               manager, is co-portfolio manager of AIM
The weakness of the U.S. dollar was a        investment option. However, bonds in the     International Bond Fund. Mr. Chennell
major theme in April 2006. The U.S.          more economically and market sensitive       began his investment career in 1994 and
dollar's decline began when the G-8, an      sectors such as telecommunication            joined the Fund's advisor in 1996. After
organization of the eight largest            services performed well. Lower rated         working in the institutional client
industrial nations, issued a statement       investment-grade bonds and higher rated      service area, he moved to the
calling for exchange rate adjustments to     non-investment-grade bonds were also         fixed-income fund management group in
reflect economic fundamentals. Ben           among the better performing market           1999. Since 2001, he has focused on
Bernanke, the new chairman of the U.S.       segments. Corporate bond yield spreads       credit analysis, specializing in
Federal Reserve (the Fed) also added to      remained relatively narrow, with             telecommunications, media, technology,
downward pressure on the dollar by           relatively tight supply benefiting           basic resources and service market
giving a speech that suggested a pause       longer maturity corporate bonds.             issuers.
in the Fed interest rate hiking cycle.
With both Japan and the European Central        The Fund's relatively small asset         MARK DOWDING, portfolio manager, is
Bank appeared poised to raise interest       base somewhat hampered performance as it     co-portfolio manager of AIM
rates, the yen and the euro benefited        limited our investment options. The          International Bond Fund. As director of
from broad-based dollar weakness.            Fund's exposure to the weakening U.S.        the advisor's U.K. and Global Fixed
                                             dollar at the outset of the reporting        Income group, he is responsible for
   The Fund was invested primarily in        period also modestly detracted from          managing multi-currency global
bonds denominated in foreign currencies,     relative performance. However, this was      fixed-income portfolios for retail and
which enhanced returns for U.S.              primarily the result of the initial          institutional clients. Mr. Dowding
investors because of the U.S. dollar's       investment process as opposed to a           joined the Fund's advisor in 2000; prior
weakness. The European recovery              strategic investment decision.               to that, he served as a senior
continued with the German IFO (the                                                        fixed-income fund manager at another
German business confidence index)            IN CLOSING                                   investment firm. He earned a B.S. in
reaching new highs in April. While the                                                    economics from the University of
European Central Bank was in                 At the close of the reporting period,        Warwick.
rate-raising mode, it did not appear to      the Fund was more defensively
be in a hurry to embark on these plans       positioned. We were concerned that bond      RUSSEL MATTHEWS, portfolio manager, is
at the close of the reporting period.        yields were more likely to rise than         co-portfolio manager of AIM
U.S. government bond yields moved higher     decline because of the strength of the       International Bond Fund. Prior to
in April and volatility increased as the     economy, rising inflation risks and the      joining the Fund's advisor in 2000, Mr.
strength of global economic data and the     potential for more interest rate hikes.      Matthews worked at another asset
Fed's lack of clear direction regarding      We therefore positioned the Fund with a      management firm. He earned a B.A. in
future rate hikes were weighed by the        duration shorter than that of its            economics and journalism from Rhodes
market.                                      style-specific index to potentially          University, South Africa, and a
                                             reduce the impact of a possible rise in      postgraduate diploma in management from
   We used currency forwards to invest       yields.                                      The University of Cape Town.
in the Polish zloty and the Slovak
koruna. This benefited Fund performance         We thank you for your investment in       LINDSAY MISSEN, portfolio manager, is
as these two currencies appreciated          AIM International Bond Fund.                 co-portfolio manager of AIM
against the U.S. dollar.                                                                  International Bond Fund. He specializes
                                             The views and opinions expressed in          in the construction of global
   In Japan, the Fund benefited from         management's discussion of Fund              fixed-income portfolios. Prior to
being overweight in longer dated             performance are those of A I M Advisors,     joining the Fund's advisor in 1994, Mr.
securities compared to shorter dated         Inc. These views and opinions are            Missen worked at a bank and an asset
issues. Longer maturity bonds                subject to change at any time based on       management firm in New Zealand. He
outperformed their shorter term              factors such as market and economic          earned a bachelor of management studies
counterparts in the Japanese market over     conditions. These views and opinions may     degree from Waikato University in New
the period                                   not be relied upon as investment advice      Zealand.
                                             or recommendations, or as an offer for a
   The Fund took advantage of new            particular security. The information is
issuance in the high yield market,           not a complete analysis of every aspect
buying such bonds as VAC FINANZIERUNG        of any market, country, industry,
and MECACHROME INTERNATIONAL. The market     security or the Fund. Statements of fact
has been characterized by strong             are from sources considered reliable,
preference for higher yielding bonds,        but A I M Advisors, Inc. makes no
and these securities performed well for      representation or warranty as to their
the month.                                   completeness or accuracy. Although
                                             historical performance is no guarantee
   The Fund also benefited from              of future results, these insights may
selectively investing in the corporate       help you understand our investment                     [RIGHT ARROW GRAPHIC]
bond market. We observed that narrow         management philosophy.
yield spreads--the difference between
the yields of different types of bonds          See important Fund and index              FOR A PRESENTATION OF YOUR FUND'S
of varying maturities and credit quality     disclosures on the inside front cover.       PERFORMANCE, PLEASE SEE PAGE 5.

AIM INTERNATIONAL BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================
CUMULATIVE TOTAL RETURNS
As of 4/30/06, including applicable
sales charges

CLASS A SHARES
Inception (3/31/06)               -0.89%

CLASS B SHARES
Inception (3/31/06)               -1.00%

CLASS C SHARES
Inception (3/31/06)                3.00%
========================================

THE PERFORMANCE DATA QUOTED REPRESENT        INVESTMENT RETURN AND PRINCIPAL VALUE           THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        WILL FLUCTUATE SO THAT YOU MAY HAVE A        CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT           GAIN OR LOSS WHEN YOU SELL SHARES.           SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.                                                       EXPENSES.
PLEASE VISIT AIMinvestments.com FOR THE         CLASS A SHARE PERFORMANCE REFLECTS
MOST RECENT MONTH-END PERFORMANCE.           THE MAXIMUM 4.75% SALES CHARGE, AND             A REDEMPTION FEE OF 2% WILL BE
PERFORMANCE FIGURES REFLECT REINVESTED       CLASS B AND CLASS C SHARE PERFORMANCE        IMPOSED ON CERTAIN REDEMPTIONS OR
DISTRIBUTIONS, CHANGES IN NET ASSET          REFLECTS THE APPLICABLE CONTINGENT           EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
VALUE AND THE EFFECT OF THE MAXIMUM          DEFERRED SALES CHARGE (CDSC) FOR THE         OF PURCHASE. EXCEPTIONS TO THE
SALES CHARGE UNLESS OTHERWISE STATED.        PERIOD INVOLVED. THE CDSC ON CLASS B         REDEMPTION FEE ARE LISTED IN THE FUND'S
PERFORMANCE FIGURES DO NOT REFLECT           SHARES DECLINES FROM 5% BEGINNING AT THE     PROSPECTUS.
DEDUCTION OF TAXES A SHAREHOLDER WOULD       TIME OF PURCHASE TO 0% AT THE BEGINNING
PAY OF FUND DISTRIBUTIONS OR SALE OF         OF THE SEVENTH YEAR. THE CDSC ON CLASS C        HAD THE ADVISOR NOT WAIVED FEES
FUND SHARES.                                 SHARES IS 1% FOR THE FIRST YEAR AFTER        AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             PURCHASE.                                    WOULD HAVE BEEN LOWER.

AIM INTERNATIONAL BOND FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      may use the information in this table,       cumulative total returns at net asset
                                             together with the amount you invested,       value after expenses for the period
As a shareholder of the Fund, you incur      to estimate the expenses that you paid       ended April 30, 2006, appear in the
two types of costs: (1) transaction          over the period. Simply divide your          table "Fund vs. Indexes" on page 3.
costs, which may include sales charges       account value by $1,000 (for example, an
(loads) on purchase payments; contingent     $8,600 account value divided by $1,000 =        The hypothetical account values and
deferred sales charges on redemptions;       8.6), then multiply the result by the        expenses may not be used to estimate the
and redemption fees, if any; and (2)         number in the table under the heading        actual ending account balance or
ongoing costs, including distribution        entitled "Actual Expenses Paid During        expenses you paid for the period. You
and/or service fees (12b-1); and other       Period" to estimate the expenses you         may use this information to compare the
Fund expenses. This example is intended      paid on your account during this period      ongoing costs of investing in the Fund
to help you understand your ongoing          (March 31, 2006, through April 30, 2006      and other funds. To do so, compare this
costs (in dollars) of investing in the       for the Class A, B, and C shares).           5% hypothetical example with the 5%
Fund and to compare these costs with         Because the actual ending account value      hypothetical examples that appear in the
ongoing costs of investing in other          and expense information in the example       shareholder reports of the other funds.
mutual funds. The actual ending account      is not based upon a six month period,
value and expenses of the Class A, B,        the ending account value and expense            Please note that the expenses shown
and C shares in the below example are        information may not provide a meaningful     in the table are meant to highlight your
based on an investment of $1,000             comparison to mutual funds that provide      ongoing costs only and do not reflect
invested on March 31, 2006, (the date        such information for a full six month        any transactional costs, such as sales
the share classes commenced operations)      period.                                      charges (loads) on purchase payments,
and held through April 30, 2006. The                                                      contingent deferred sales charges on
hypothetical ending account values and       HYPOTHETICAL EXAMPLE FOR COMPARISON          redemptions, and redemption fees, if
expenses are based on an investment of       PURPOSES                                     any. Therefore, the hypothetical
$1,000 invested at the beginning of the                                                   information is useful in comparing
period and held for the entire six month     The table below also provides                ongoing costs only, and will not help
period November 1, 2005, through April       information about hypothetical account       you determine the relative total costs
30, 2006.                                    values and hypothetical expenses based       of owning different funds. In addition,
                                             on the Fund's actual expense ratio and       if these transactional costs were
ACTUAL EXPENSES                              an assumed rate of return of 5% per year     included, your costs would have been
                                             before expenses, which is not the Fund's     higher.
The table below provides information         actual return. The Fund's actual
about actual account values and actual
expenses. You

====================================================================================================================================
                                                  ACTUAL                         HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING               EXPENSES        ENDING            EXPENSES          ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS            (11/01/05)          (4/30/06)(1)           PERIOD(2)      (4/30/06)          PERIOD(3)            RATIO
  A              $1,000.00            $1,040.70              $0.95         $1,019.34            $5.51              1.10%
  B               1,000.00             1,040.00               1.60          1,015.62             9.25              1.85
  C               1,000.00             1,040.00               1.60          1,015.62             9.25              1.85

(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through April 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 31 (March 31, 2006 through April 30, 2006)/365. Because the Class A, B, and C shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B and C shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

                                      [ARROW          For More Information Visit
                                      BUTTON              AIMinvestments.com
                                      IMAGE]

AIM INTERNATIONAL BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       o Meeting with the Fund's portfolio          o Breakpoints and economies of scale.
AIM Investment Funds (the "Trust")           managers and investment personnel. The       The Board reviewed the structure of the
oversees the management of AIM               Board intends to meet periodically with      Fund's advisory fee under the Advisory
International Bond Fund (the "Fund")         the Fund's portfolio managers and/or         Agreement, noting that it contains six
and, as required by law, determines          other investment personnel to ensure         breakpoints. The Board reviewed the
whether to approve the Fund's advisory       that such individuals are competent and      level of the Fund's advisory fees, and
agreement with A I M Advisors, Inc.          able to carry out their responsibilities     noted that such fees, as a percentage of
("AIM"). Based upon the recommendation       under the Advisory Agreement.                the Fund's net assets, would decrease as
of the Investments Committee of the                                                       net assets increase because the Advisory
Board at a meeting held on February 1,       o Overall performance of AIM. Not            Agreement includes breakpoints. The
2006, the Board, including all of the        applicable because this is a new Fund.       Board noted that, because this is a new
independent trustees, approved the           However, the Board considered the            Fund and the way in which the advisory
initial advisory agreement (the              overall performance of AIM in providing      fee breakpoints have been structured,
"Advisory Agreement") between the Fund       investment advisory and portfolio            the Fund has yet to benefit from the
and AIM for an initial period ending         administrative services to other mutual      breakpoints. The Board concluded that
June 30, 2007.                               funds advised by AIM and concluded that      the Fund's fee levels under the Advisory
                                             such performance was satisfactory.           Agreement therefore would reflect
   The Board considered the factors                                                       economies of scale at higher asset
discussed below in evaluating the            o Fees relative to those clients of AIM      levels and that it was not necessary to
fairness and reasonableness of the           with comparable investment strategies.       change the advisory fee breakpoints in
Advisory Agreement at the meeting on         The Board noted that AIM does not serve      the Fund's advisory fee schedule.
February 1, 2006 and as part of the          as an advisor to other mutual funds or
Board's ongoing oversight of the Fund.       other clients with investment strategies     o Investments in affiliated money
In their deliberations, the Board and        comparable to those of the Fund.             market funds. The Board also took into
the independent trustees did not                                                          account the fact that uninvested cash
identify any particular factor that was      o Fees relative to those of comparable       and cash collateral from securities
controlling, and each trustee attributed     funds with other advisors. The Board         lending arrangements (collectively,
different weights to the various             reviewed the advisory fee rate for the       "cash balances") of the Fund may be
factors.                                     Fund under the Advisory Agreement. The       invested in money market funds advised
                                             Board compared effective contractual         by AIM pursuant to the terms of an SEC
   The discussion below serves as a          advisory fee rates at a common asset         exemptive order. The Board found that
summary of the material factors and the      level and noted that the Fund's rate was     the Fund may realize certain benefits
conclusions with respect thereto that        above the median rate of the funds           upon investing cash balances in AIM
formed the basis for the Board's             advised by other advisors with               advised money market funds, including a
approval of the Fund's Advisory              investment strategies comparable to          higher net return, increased liquidity,
Agreement. After consideration of all of     those of the Fund that the Board             increased diversification or decreased
the factors below and based on its           reviewed. The Board noted that AIM has       transaction costs. The Board also found
informed business judgment, the Board        agreed to limit the Fund's total annual      that the Fund will not receive reduced
determined that the Fund's Advisory          operating expenses, as discussed below.      services if it invests its cash balances
Agreement is in the best interests of        The Board also considered the fact that      in such money market funds. The Board
the Fund and its shareholders and that       AIM set the proposed advisory fees for       noted that, to the extent the Fund
the compensation to AIM under the Fund's     the Fund based upon the median effective     invests in affiliated money market
Advisory Agreement is fair and               management fee rate (comprised of            funds, AIM has voluntarily agreed to
reasonable and would have been obtained      advisory fees plus, in some cases,           waive a portion of the advisory fees it
through arm's length negotiations.           administrative fees) at various asset        receives from the Fund attributable to
                                             levels of competitor mutual funds with       such investment. The Board further
o The nature and extent of the advisory      investment strategies comparable to          determined that the proposed securities
services to be provided by AIM. The          those of the Fund. Based on this review,     lending program and related procedures
Board reviewed the services to be            the Board concluded that the advisory        with respect to the lending Fund is in
provided by AIM under the Advisory           fee rate for the Fund under the Advisory     the best interests of the lending Fund
Agreement. Based on such review, the         Agreement was fair and reasonable.           and its respective shareholders. The
Board concluded that the range of                                                         Board therefore concluded that the
services to be provided by AIM under the     o Expense limitations and fee waivers.       investment of cash collateral received
Advisory Agreement was appropriate.          The Board noted that AIM has                 in connection with the securities
                                             contractually agreed to waive fees           lending program in the money market
o The quality of services to be provided     and/or limit expenses of the Fund            funds according to the procedures is in
by AIM. The Board reviewed the               through June 30, 2007 in an amount           the best interests of the lending Fund
credentials and experience of the            necessary to limit total annual              and its respective shareholders.
officers and employees of AIM who will       operating expenses to a specified
provide investment advisory services to      percentage of average daily net assets       o Profitability of AIM and its
the Fund. In reviewing the                   for each class of the Fund. The Board        affiliates. The Board reviewed
qualifications of AIM to provide             considered the contractual nature of         information concerning the profitability
investment advisory services, the Board      this fee waiver/expense limitation and       of AIM's (and its affiliates')
reviewed the qualifications of AIM's         noted that it remains in effect until        investment advisory and other activities
investment personnel and considered such     June 30, 2007. The Board considered the      and its financial condition. The Board
issues as AIM's portfolio and product        effect this fee waiver/expense               considered the overall profitability of
review process, various back office          limitation would have on the Fund's          AIM. The Board noted that AIM's
support functions provided by AIM and        estimated expenses and concluded that        operations remain profitable, although
AIM's equity and fixed income trading        the levels of fee waivers/expense            increased expenses in recent years have
operations. Based on the review of these     limitations for the Fund were fair and       reduced AIM's profitability. Based on
and other factors, the Board concluded       reasonable.                                  the review of the profitability of AIM's
that the quality of services to be                                                        and its affiliates' investment advisory
provided by AIM was appropriate.                                                          and other activities and its financial
                                                                                          condition, the Board concluded that the
o The performance of the Fund relative                                                    compensation to be paid by the Fund to
to comparable funds. Not applicable                                                       AIM under its Advisory Agreement was not
because this is a new Fund.                                                               excessive.

o The performance of the Fund relative
to indices. Not applicable because this
is a new Fund.
                                                                                                                         (continued)

AIM INTERNATIONAL BOND FUND


o Benefits of soft dollars to AIM. The       APPROVAL OF SUB-ADVISORY AGREEMENT           o Overall performance of the
Board considered the benefits realized                                                    Sub-Advisor. Not applicable because this
by AIM as a result of brokerage              The Board oversees the management of the     is a new Fund.
transactions executed through "soft          Fund and, as required by law, determines
dollar" arrangements. Under these            whether to approve the Fund's                o Advisory fees, expense limitations and
arrangements, brokerage commissions paid     sub-advisory agreement. Based upon the       fee waivers, and breakpoints and
by the Fund and/or other funds advised       recommendation of the Investments            economies of scale. The Board reviewed
by AIM are used to pay for research and      Committee of the Board at a meeting held     the sub-advisory fee rate for the Fund
execution services. This research is         on February 1, 2006, the Board,              under the Sub-Advisory Agreement. The
used by AIM in making investment             including all of the independent             Board compared effective contractual fee
decisions for the Fund. The Board            trustees, approved the sub-advisory          rates at a common asset level and noted
concluded that such arrangements were        agreement (the "Sub-Advisory Agreement")     that this rate was higher than the
appropriate.                                 between INVESCO Asset Management Limited     advisory fee rate for one
                                             (the "Sub-Advisor") and AIM with respect     institutional/separately managed account
o AIM's financial soundness in light of      to the Fund for an initial period ending     advised by the Sub-Advisor with
the Fund's needs. The Board considered       June 30, 2007.                               investment strategies comparable to
whether AIM is financially sound and has                                                  those of the Fund. The Board noted that
the resources necessary to perform its          The Board considered the factors          AIM has agreed to limit the Fund's total
obligations under the Advisory               discussed below in evaluating the            annual operating expenses, as discussed
Agreement, and concluded that AIM has        fairness and reasonableness of the           below. The Board also considered the
the financial resources necessary to         Sub-Advisory Agreement at the meeting on     services to be provided by the
fulfill its obligations under the            February 1, 2006 and as part of the          Sub-Advisor pursuant to the Sub-Advisory
Advisory Agreement.                          Board's ongoing oversight of the Fund.       Agreement and the services to be
                                             In their deliberations, the Board and        provided by AIM pursuant to the Advisory
o Historical relationship between the        the independent trustees did not             Agreement, as well as the allocation of
Fund and AIM. In determining whether to      identify any particular factor that was      fees between AIM and the Sub-Advisor
approve the Advisory Agreement for the       controlling, and each trustee attributed     pursuant to the Sub-Advisory Agreement.
Fund, the Board also considered the          different weights to the various             The Board noted that the sub-advisory
current relationship between AIM and the     factors.                                     fees have no direct effect on the Fund
Trust, as well as the Board's knowledge                                                   or its shareholders, as they are paid by
of AIM's operations, and concluded that         The discussion below serves as a          AIM to the Sub-Advisor, and that AIM and
it was beneficial to maintain the            discussion of the material factors and       the Sub-Advisor are affiliates. Based on
current relationship, in part, because       the conclusions with respect thereto         this review, the Board concluded that
of such knowledge. The Board also            that formed the basis for the Board's        the sub-advisory fee rate under the
reviewed the general nature of the           approval of the Sub-Advisory Agreement.      Sub-Advisory Agreement was fair and
non-investment advisory services             After consideration of all of the            reasonable.
currently performed by AIM and its           factors below and based on its informed
affiliates for the Trust, such as            business judgment, the Board determined      o Profitability of AIM and its
administrative, transfer agency and          that the Sub-Advisory Agreement is in        affiliates. The Board reviewed
distribution services, and the fees          the best interests of the Fund and its       information concerning the profitability
received by AIM and its affiliates for       shareholders.                                of AIM's (and its affiliates')
performing such services. In addition to                                                  investment advisory and other activities
reviewing such services, the trustees        o The nature and extent of the advisory      and its financial condition. The Board
also considered the organizational           services to be provided by the               considered the overall profitability of
structure employed by AIM and its            Sub-Advisor. The Board reviewed the          AIM. The Board noted that AIM's
affiliates to provide those services.        services to be provided by the               operations remain profitable, although
Based on the review of these and other       Sub-Advisor under the Sub-Advisory           increased expenses in recent years have
factors, the Board concluded that AIM        Agreement. Based on such review, the         reduced AIM's profitability. Based on
and its affiliates were qualified to         Board concluded that the range of            the review of the profitability of AIM's
provide non-investment advisory services     services to be provided by the               and its affiliates' investment advisory
to the Fund, including administrative,       Sub-Advisor under the Sub-Advisory           and other activities and its financial
transfer agency and distribution             Agreement was appropriate.                   condition, the Board concluded that the
services.                                                                                 compensation to be paid by the Fund to
                                             o The quality of services to be provided     AIM under its Advisory Agreement was not
o Other factors and current trends. In       by the Sub-Advisor. The Board reviewed       excessive.
determining whether to approve the           the credentials and experience of the
Advisory Agreement for the Fund, the         officers and employees of the                o The Sub-Advisor's financial soundness
Board considered the fact that AIM,          Sub-Advisor who will provide investment      in light of the Fund's needs. The Board
along with others in the mutual fund         advisory services to the Fund. Based on      considered whether the Sub-Advisor is
industry, is subject to regulatory           the review of these and other factors,       financially sound and has the resources
inquiries and litigation related to a        the Board concluded that the quality of      necessary to perform its obligations
wide range of issues. The Board also         services to be provided by the               under the Sub-Advisory Agreement, and
considered the governance and compliance     Sub-Advisor was appropriate.                 concluded that the Sub-Advisor has the
reforms being undertaken by AIM and its                                                   financial resources necessary to fulfill
affiliates, including maintaining an         o The performance of the Fund relative       its obligations under the Sub-Advisory
internal controls committee and              to comparable funds. Not applicable          Agreement.
retaining an independent compliance          because this is a new Fund.
consultant, and the fact that AIM has
undertaken to cause the Fund to operate      o The performance of the Fund relative
in accordance with certain governance        to indices. Not applicable because this
policies and practices. The Board            is a new Fund.
concluded that these actions indicated a
good faith effort on the part of AIM to      o Meetings with the Fund's portfolio
adhere to the highest ethical standards,     managers and investment personnel. The
and determined that the current              Board intends to meet periodically with
regulatory and litigation environment to     the Fund's portfolio managers and/or
which AIM is subject should not prevent      other investment personnel to ensure
the Board from approving the Advisory        that such individuals are competent and
Agreement for the Fund.                      able to carry out their responsibilities
                                             under the Sub-Advisory Agreement.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM INTERNATIONAL BOND FUND

INSTITUTIONAL CLASS SHARES                   ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           CUMULATIVE TOTAL RETURNS                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 4/30/06                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  Inception (3/31/06)                4.09%     ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================     SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                                                               FULL REPORT FOR INFORMATION ON
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             CHARGE; THEREFORE, PERFORMANCE IS AT         YOUR FUND PROSPECTUS FOR MORE
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS      INFORMATION. FOR THE MOST CURRENT
                                             SHARES WILL DIFFER FROM PERFORMANCE OF       MONTH-END PERFORMANCE, PLEASE CALL
                                             OTHER SHARE CLASSES DUE TO DIFFERING         800-451-4246 OR VISIT
                                             SALES CHARGES AND CLASS EXPENSES.            AIMINVESTMENTS.COM.

                                                                                              A REDEMPTION FEE OF 2% WILL BE
                                                                                          IMPOSED ON CERTAIN REDEMPTIONS OR
                                                                                          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                                                                          OF PURCHASE. EXCEPTIONS TO THE
                                                                                          REDEMPTION FEE ARE LISTED IN THE FUND'S
                                                                                          PROSPECTUS.

                                                                                              HAD THE ADVISOR NOT WAIVED FEES
                                                                                          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

========================================
NASDAQ SYMBOL                      AUBIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  IBO-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              HYPOTHETICAL EXAMPLE FOR
                                                                                          COMPARISON PURPOSES
As a shareholder of the Fund, you incur      The table below provides information
ongoing costs. This example is intended      about actual account values and actual       The table below also provides
to help you understand your ongoing          expenses. You may use the information in     information about hypothetical account
costs (in dollars) of investing in the       this table, together with the amount you     values and hypothetical expenses based
Fund and to compare these costs with         invested, to estimate the expenses that      on the Fund's actual expense ratio and
ongoing costs of investing in other          you paid over the period. Simply divide      an assumed rate of return of 5% per year
mutual funds. The actual ending account      your account value by $1,000 (for            before expenses, which is not the Fund's
value and expenses in the below example      example, an $8,600 account value divided     actual return.
are based on an investment of $1,000         by $1,000 = 8.6), then multiply the
invested on March 31, 2006 (the date the     result by the number in the table under          The hypothetical account values and
share class commenced operations) and        the heading entitled "Actual Expenses        expenses may not be used to estimate the
held through April 30, 2006. The             Paid During Period" to estimate the          actual ending account balance or
hypothetical ending account value and        expenses you paid on your account during     expenses you paid for the period. You
expenses in the below example are based      the period, March 31, 2006, through          may use this information to compare the
on an investment of $1,000 invested at       April 30, 2006. Because the actual           ongoing costs of investing in the Fund
the beginning of the period and held for     ending account value and expense             and other funds. To do so, compare this
the entire six month period November 1,      information in the example is not based      5% hypothetical example with the 5%
2005, through April 30, 2006.                upon a six month period, the ending          hypothetical examples that appear in the
                                             account value and expense information        shareholder reports of the other funds.
                                             may not provide a meaningful comparison
                                             to mutual funds that provide such                Please note that the expenses shown
                                             information for a full six month period.     in the table are meant to highlight your
                                                                                          ongoing costs only. Therefore, the
                                                                                          hypothetical information is useful in
                                                                                          comparing ongoing costs only, and will
                                                                                          not help you determine the relative
                                                                                          total costs of owning different funds.

====================================================================================================================================

                                                      ACTUAL                           HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING       EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)           PERIOD(3)         RATIO
Institutional          $1,000.00         $1,040.90              $0.74         $1,020.58            $4.26             0.85%

(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through April 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period November 1, 2005, through April 30, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 31 (March 31, 2006 through April 30, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMinvestments.com                  IBO-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-78.63%(A)

AUSTRIA-4.18%

Austria Government (Sovereign Debt), Euro
  Bonds, 3.50%, 07/15/15(b)               EUR     115,000   $   139,932
=======================================================================

BELGIUM-4.19%

Belgium Government (Sovereign Debt)-Series
  36, Euro Bonds, 5.00%, 09/28/11(b)      EUR     105,000       140,455
=======================================================================

BRAZIL-2.26%

Brazilian Government (Sovereign Debt), Sr.
  Unsec. Unsub. Euro Bonds, 9.50%,
  01/24/11(b)     EUR                              50,000        75,614
=======================================================================

FRANCE-17.21%

Dexia Municipal Agency (Diversified Banks)-
  Series 172, Sr. Sec. Medium Term Euro
  Notes, 0.80%, 05/21/12(b)               JPY  52,000,000       433,889
-----------------------------------------------------------------------
France Government (Sovereign Debt), Euro
  Bonds, 3.25%, 04/25/16(b)               EUR     120,000       142,235
=======================================================================
                                                                576,124
=======================================================================

GERMANY-16.09%

Bundesobligation (Sovereign Debt)-Series 139,
  Euro Bonds, 4.00%, 02/16/07(b)          EUR      40,000        50,827
-----------------------------------------------------------------------
Bundesrepublik Deutschland (Sovereign Debt)-
  Series 05, Euro Bonds, 4.00%,
  01/04/37(b)   EUR                                70,000        85,509
-----------------------------------------------------------------------
Kreditanstalt Fuer Wiederaufbau (Diversified
  Banks), Sr. Unsec. Gtd. Unsub. Global
  Notes, 2.05%, 02/16/26(b)               JPY  17,000,000       144,405
-----------------------------------------------------------------------
NRW Bank (Diversified Banks)-Series 124, Gtd.
  Unsub. Medium Term Euro Notes, 0.05%,
  03/20/07(b)                     JPY          22,000,000       192,822
-----------------------------------------------------------------------
VAC Finanzierung GmbH (Electrical Components
  & Equipment)-REGS, Sr. Sec. Euro Bonds,
  9.25%, 04/15/16 (Acquired 04/05/06; Cost
  $61,160)(b)(c)                     EUR           50,000        65,097
=======================================================================
                                                                538,660
=======================================================================

IRELAND-4.48%

Ireland Government (Sovereign Debt), Euro
  Deb., 4.60%, 04/18/16(b)                EUR      50,000        66,213
-----------------------------------------------------------------------
Depfa ACS Bank (Diversified Banks), Sec.
  Medium Term Euro Notes, 1.65%,
  12/20/16(b)       JPY                        10,000,000        83,885
=======================================================================
                                                                150,098
=======================================================================

ITALY-4.34%

Buoni Poliennali Del Tesoro (Sovereign Debt),
  Euro Bonds, 2.75%, 06/15/10(b)          EUR     120,000       145,458
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


LUXEMBOURG-5.46%

European Investment Bank (Diversified Banks),
  Euro Bonds, 5.63%, 06/07/32(b)          GBP      55,000   $   116,790
-----------------------------------------------------------------------
Gaz Capital For Gazprom (Integrated Oil &
  Gas)-REGS-Series 3, Sr. Euro Notes,
  5.88%, 06/01/15 (Acquired 04/12/06; Cost
  $63,856)(b)(c)                     EUR           50,000        66,040
=======================================================================
                                                                182,830
=======================================================================

MEXICO-1.98%

Mexico Government (Sovereign Debt), Global
  Notes, 5.38%, 06/10/13(b)               EUR      50,000        66,208
=======================================================================

NETHERLANDS-4.23%

Netherlands Government (Sovereign Debt), Euro
  Bonds, 5.50%, 07/15/10(b)               EUR     105,000       141,768
=======================================================================

PORTUGAL-4.06%

Obrigacoes Do Tesouro (Sovereign Debt),
  Unsec. Unsub. Euro Bonds, 5.85%,
  05/20/10(b)     EUR                             100,000       136,050
=======================================================================

SPAIN-4.02%

Spain Government (Sovereign Debt), Euro
  Bonds,
  4.25%, 10/31/07(b)                    EUR        50,000        63,951
-----------------------------------------------------------------------
  3.15%, 01/31/16(b)                    EUR        60,000        70,695
=======================================================================
                                                                134,646
=======================================================================

UNITED KINGDOM-4.09%

United Kingdom Treasury (Sovereign Debt),
  Bonds,
  5.00%, 03/07/08(b)                     GBP       35,000        64,291
-----------------------------------------------------------------------
  4.25%, 03/07/36(b)                     GBP       40,000        72,627
=======================================================================
                                                                136,918
=======================================================================

UNITED STATES OF AMERICA-2.04%

Pemex Project Funding Master Trust (Other
  Diversified Financial Services)-REGS,
  Unsec. Gtd. Unsub. Euro Bonds, 6.63%,
  04/04/10 (Acquired 04/12/06; Cost
  $65,602)(b)(c)     EUR                           50,000        68,207
=======================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $2,552,709)                                 2,632,968
=======================================================================

U.S. TREASURY NOTES-9.09%

4.13%, 08/15/08(b)                             $  105,000       103,441
-----------------------------------------------------------------------
4.50%, 02/15/16(b)                                210,000       200,845
=======================================================================
    Total U.S. Treasury Notes (Cost $305,934)                   304,286
=======================================================================


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-2.99%

FEDERAL HOME LOAN BANK (FHLB)-2.99%

Unsec. Disc. Notes, 4.71%, 05/01/06(d)         $  100,000   $    99,974
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $99,974)                                             99,974
=======================================================================
TOTAL INVESTMENTS--90.71% (Cost $2,958,617)                   3,037,228
=======================================================================
OTHER ASSETS LESS LIABILITIES--9.29%                            311,179
=======================================================================
NET ASSETS-100.00%                                          $ 3,348,407
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound
Gtd.    - Guaranteed
JPY     - Japanese Yen
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Foreign denominated security. Par value is denominated in currency indicated.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $2,937,254, which represented 87.72% of the Fund's Net Assets. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $199,344, which represented 5.95% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $2,958,617)          $3,037,228
-----------------------------------------------------------
Foreign currencies, at value (cost $247,786)        251,935
-----------------------------------------------------------
Cash                                                 20,928
-----------------------------------------------------------
Receivables for:
  Investments sold                                  164,607
-----------------------------------------------------------
  Fund shares sold                                   42,387
-----------------------------------------------------------
  Interest                                           48,159
-----------------------------------------------------------
  Foreign currency contracts                          8,602
-----------------------------------------------------------
Other assets                                         72,359
===========================================================
    Total assets                                  3,646,205
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             221,596
-----------------------------------------------------------
Accrued distribution fees                             1,496
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,125
-----------------------------------------------------------
Accrued transfer agent fees                             384
-----------------------------------------------------------
Accrued operating expenses                           73,197
===========================================================
    Total liabilities                               297,798
===========================================================
Net assets applicable to shares outstanding      $3,348,407
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $3,227,570
-----------------------------------------------------------
Undistributed net investment income                     815
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities, foreign currencies and foreign
  currency contracts                                 27,949
-----------------------------------------------------------
Unrealized appreciation from investment
  securities, foreign currencies and foreign
  currency contracts                                 92,073
===========================================================
                                                 $3,348,407
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $  832,393
___________________________________________________________
===========================================================
Class B                                          $  923,543
___________________________________________________________
===========================================================
Class C                                          $  812,089
___________________________________________________________
===========================================================
Institutional Class                              $  780,382
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                              80,132
___________________________________________________________
===========================================================
Class B                                              88,907
___________________________________________________________
===========================================================
Class C                                              78,190
___________________________________________________________
===========================================================
Institutional Class                                  75,137
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.39
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.39 / 95.25%)         $    10.91
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.39
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.39
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.39
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period March 31, 2006 (Date operations commenced) through April 30, 2006 (Unaudited)

INVESTMENT INCOME:

Interest                                                      $  8,832
======================================================================

EXPENSES:

Advisory fees                                                    1,713
----------------------------------------------------------------------
Administrative services fees                                     4,247
----------------------------------------------------------------------
Custodian fees                                                   1,537
----------------------------------------------------------------------
Distribution fees:
  Class A                                                          166
----------------------------------------------------------------------
  Class B                                                          679
----------------------------------------------------------------------
  Class C                                                          651
----------------------------------------------------------------------
Transfer agent fees-A, B and C                                     382
----------------------------------------------------------------------
Transfer agent fees-Institutional                                    2
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        1,125
----------------------------------------------------------------------
Registration and filing fees                                     6,446
----------------------------------------------------------------------
Reports to shareholders                                          4,510
----------------------------------------------------------------------
Professional services fees                                      31,219
----------------------------------------------------------------------
Other                                                            1,391
======================================================================
    Total expenses                                              54,068
======================================================================
Less: Fees waived and expenses reimbursed                      (50,328)
======================================================================
    Net expenses                                                 3,740
======================================================================
Net investment income                                            5,092
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                           (995)
----------------------------------------------------------------------
  Foreign currencies                                            15,973
----------------------------------------------------------------------
  Foreign currency contracts                                     2,038
----------------------------------------------------------------------
  Net increase from payments by affiliates. See Note 2          10,933
======================================================================
                                                                27,949
======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         78,611
----------------------------------------------------------------------
  Foreign currencies                                             6,898
----------------------------------------------------------------------
  Foreign currency contracts                                     6,564
======================================================================
                                                                92,073
======================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   120,022
======================================================================
Net increase in net assets resulting from operations          $125,114
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (Date operations commenced) through April 30, 2006 (Unaudited)

                                                                   2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    5,092
--------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and foreign currency contracts                       27,949
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                       92,073
==========================================================================
    Net increase in net assets resulting from operations           125,114
==========================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (1,285)
--------------------------------------------------------------------------
  Class B                                                             (793)
--------------------------------------------------------------------------
  Class C                                                             (789)
--------------------------------------------------------------------------
  Institutional Class                                               (1,410)
==========================================================================
  Decrease in net assets resulting from distributions               (4,277)
==========================================================================
Share transactions-net:
  Class A                                                          802,045
--------------------------------------------------------------------------
  Class B                                                          891,727
--------------------------------------------------------------------------
  Class C                                                          782,378
--------------------------------------------------------------------------
  Institutional Class                                              751,420
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                3,227,570
==========================================================================
    Net increase in net assets                                   3,348,407
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $815)                                             $3,348,407
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Bond Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is to provide total return.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

                     AVERAGE NET ASSETS                        RATE
---------------------------------------------------------------------
First $250 million                                             0.65%
---------------------------------------------------------------------
Next $250 million                                              0.59%
---------------------------------------------------------------------
Next $500 million                                              0.565%
---------------------------------------------------------------------
Next $1.5 billion                                              0.54%
---------------------------------------------------------------------
Next $2.5 billion                                              0.515%
---------------------------------------------------------------------
Next $5.0 billion                                              0.49%
---------------------------------------------------------------------
Over $10 billion                                               0.465%
 ____________________________________________________________________
=====================================================================


Under the terms of a master sub-advisory agreement between AIM and INVESCO Asset Management Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.10%, 1.85%, 1.85% and 0.85% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the period March 31, 2006 (date operations commenced) to April 30, 2006, the advisor reimbursed the Fund for economic harm in the amount of $10,933 resulting from an investment error.

    For the period March 31, 2006 (date operations commenced) to April 30, 2006, AIM waived fees of $1,713 and reimbursed fund level expenses of $48,231 and reimbursed class level expenses of $127, $130, $125 and $2 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the period March 31, 2006 (date operations commenced) to April 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to April 30, 2006, AIM was paid $4,247.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund paid AISI $382 for Class A, Class B and Class C share classes and $2 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to April 30, 2006, the Class A, Class B and Class C shares paid $166, $679 and $651, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to April 30,

2006, ADI advised the Fund that it retained $60 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders
..

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--FOREIGN CURRENCY CONTRACTS

                                         OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                        CONTRACT TO
SETTLEMENT                                                   ---------------------------------                      UNREALIZED
DATE                                                              DELIVER            RECEIVE         VALUE         APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR  56,433       HUF  15,000,000      $ 71,666         $   148
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR  121,044      CAD     171,553       153,734             336
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR  24,424       SEK     230,000        31,436             484
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR  35,579       PLN     140,000        45,723             633
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR  49,706       SKK   1,900,000        64,330           1,338
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     SGD  120,000      EUR      60,917        77,200           1,054
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     USD  40,000       EUR      32,077        40,651             651
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     USD  62,167       EUR      50,000        63,365           1,198
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     USD  148,626      EUR     120,000       152,076           3,450
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     ZAR  610,000      EUR      81,558       103,359           2,290
================================================================================================================================
                                                                                                                     $11,582
================================================================================================================================

                                                                        CONTRACT TO                                 UNREALIZED
SETTLEMENT                                                   ---------------------------------                     APPRECIATION
DATE                                                              DELIVER            RECEIVE         VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     CAD  40,000       EUR      28,281      $ 35,840         $    (5)
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR  92,521       SGD     180,000       114,218          (3,034)
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR  44,171       USD      55,000        55,978            (978)
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR   5,000       USD       6,090         6,337            (247)
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     EUR  28,868       CZK     820,000        36,553             (33)
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     GBP  20,000       EUR      28,559        36,193            (317)
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     GBP  70,000       EUR     100,798       127,741             (43)
--------------------------------------------------------------------------------------------------------------------------------
07/06/06                                                     USD  101,430      ZAR     610,000       101,069            (361)
================================================================================================================================
                                                                                                                     $(5,018)
================================================================================================================================
  Total open foreign currency contracts                                                                              $ 6,564
================================================================================================================================

                                        CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                        CONTRACT TO
CLOSED                                                       ---------------------------------                       REALIZED
DATE                                                              DELIVER            RECEIVE         VALUE             GAIN
--------------------------------------------------------------------------------------------------------------------------------
04/03/06                                                     USD  158,338      EUR     130,000      $158,330         $     8
--------------------------------------------------------------------------------------------------------------------------------
04/03/06                                                     CZK  680,000      EUR      23,958        28,983              23
--------------------------------------------------------------------------------------------------------------------------------
04/04/06                                                     SEK  770,000      EUR      82,167        99,449             486
--------------------------------------------------------------------------------------------------------------------------------
04/10/06                                                     USD  60,899       EUR      50,000        60,550             349
--------------------------------------------------------------------------------------------------------------------------------
04/10/06                                                     CAD  69,385       EUR      50,000        59,502           1,268
--------------------------------------------------------------------------------------------------------------------------------
04/19/06                                                     PLN  100,000      EUR      25,486        31,538              58
================================================================================================================================
                                                                                                                     $ 2,192
================================================================================================================================

                                                                        CONTRACT TO                                  REALIZED
CLOSED                                                       ---------------------------------                         GAIN
DATE                                                              DELIVER            RECEIVE         VALUE            (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
04/07/06                                                     EUR  42,935       GBP      30,000      $ 52,596         $  (118)
--------------------------------------------------------------------------------------------------------------------------------
04/12/06                                                     PLN  150,000      EUR      38,129        46,479             (36)
================================================================================================================================
                                                                                                                     $  (154)
================================================================================================================================
  Total closed foreign currency contracts                                                                            $ 2,038
================================================================================================================================
  Total foreign currency contracts                                                                                   $ 8,602
________________________________________________________________________________________________________________________________
================================================================================================================================

CAD - Canadian Dollar
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungary Forint
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovakia Koruna
USD - U.S. Dollar
ZAR - South African Rand

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to April 30, 2006 was $5,981,909 and $3,122,254, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $80,488
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (1,877)
===============================================================================
Net unrealized appreciation of investment securities                  $78,611
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                           CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------
                                                                 MARCH 31, 2006
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                    APRIL 30,
                                                                     2006(a)
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     80,008     $  800,760
-----------------------------------------------------------------------------------
  Class B                                                     88,831        890,934
-----------------------------------------------------------------------------------
  Class C                                                     78,114        781,589
-----------------------------------------------------------------------------------
  Institutional Class                                         75,001        750,010
===================================================================================
Issued as reinvestment of dividends:
  Class A                                                        124          1,285
-----------------------------------------------------------------------------------
  Class B                                                         76            793
-----------------------------------------------------------------------------------
  Class C                                                         76            789
-----------------------------------------------------------------------------------
  Institutional Class                                            136          1,410
===================================================================================
                                                              322,366    $3,227,570
___________________________________________________________________________________
===================================================================================

(a)  93% of the outstanding shares of the Fund are owned by AIM.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       CLASS A            CLASS B            CLASS C        INSTITUTIONAL CLASS
                                                   ----------------   ----------------   ----------------   -------------------
                                                    MARCH 31, 2006     MARCH 31, 2006     MARCH 31, 2006      MARCH 31, 2006
                                                   (DATE OPERATIONS   (DATE OPERATIONS   (DATE OPERATIONS    (DATE OPERATIONS
                                                    COMMENCED) TO      COMMENCED) TO      COMMENCED) TO        COMMENCED) TO
                                                      APRIL 30,          APRIL 30,          APRIL 30,            APRIL 30,
                                                         2006               2006               2006                2006
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.00           $  10.00           $  10.00            $  10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02               0.01               0.01                0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            0.36               0.36               0.36                0.36
-------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                 0.03               0.03               0.03                0.03
===============================================================================================================================
    Total from investment operations                       0.41               0.40               0.40                0.41
===============================================================================================================================
Less dividends from net investment income                 (0.02)             (0.01)             (0.01)              (0.02)
===============================================================================================================================
Net asset value, end of period                         $  10.39           $  10.39           $  10.39            $  10.39
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)(b)                                         4.07%              4.00%              4.00%               4.09%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $    832           $    924           $    812            $    780
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements(c)                                      1.10%              1.85%              1.85%               0.85%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(c)                                     20.24%             20.99%             20.99%              19.80%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net
  assets(c)                                                2.25%              1.50%              1.50%               2.50%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                                  108%               108%               108%                108%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(b) Total return is after reimbursement by the advisor for an investment error. Total return before reimbursement by the advisor was 3.73%, 3.66%, 3.66% and 3.75% for Class A, Class B, Class C and Institutional Class shares, respectively.
(c) Ratios are annualized and based on average daily net assets of $779,258, $799,907, $766,860 and $757,507 for Class A, Class B, Class C and Institutional Class shares, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Asset Management Limited
                                                                                30 Finsbury Square
                                                                                London EC2A 1AG
                                                                                United Kingdom

             DOMESTIC EQUITY                               SECTOR EQUITY                        AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                               DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                         AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                                 FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
                                             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
       INTERNATIONAL/GLOBAL EQUITY           Premier Portfolio
                                             Premier U.S.Government Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund                  TAX-FREE
AIM European Growth Fund
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund                =======================================================================================
AIM International Small Company Fund(1)      CONSIDER THE INVESTMENT OBJECTIVES, RISKS,AND CHARGES AND EXPENSES CAREFULLY.
AIM Trimark Fund                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com                  IBO-SAR-1           A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
----------------------------------------------------------------------------
Mutual  Retirement  Annuities  College   Separately   Offshore    Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings   Managed      Products    Management              --Registered Trademark--
                               Plans     Accounts
----------------------------------------------------------------------------

                                                                  AIM JAPAN FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM JAPAN FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          on the Tokyo Stock Exchange.                 The Fund provides a complete list of its
                                                                                          holdings four times in each fiscal year,
o Class B shares are not available as an     o The unmanaged LIPPER JAPAN FUND INDEX      at the quarter-ends. For the second and
investment for retirement plans              is an equally weighted representation of     fourth quarters, the lists appear in the
maintained pursuant to Section 401 of        the 10 largest funds within the Lipper       Fund's semiannual and annual reports to
the Internal Revenue Code, including         Japan fund category. These funds             shareholders. For the first and third
401(k) plans, money purchase pension         concentrate their investments in equity      quarters, the Fund files the lists with
plans and profit sharing plans, except       securities of Japanese companies.            the Securities and Exchange Commission
for plans that have existing accounts                                                     (SEC) on Form N-Q. The most recent list
invested in Class B shares.                  o The Fund is not managed to track the       of portfolio holdings is available at
                                             performance of any particular index,         AIMinvestments.com. From our home page,
PRINCIPAL RISKS OF INVESTING IN THE FUND     including the indexes defined here, and      click on Products & Performance, then
                                             consequently, the performance of the         Mutual Funds, then Fund Overview. Select
o Foreign securities have additional         Fund may deviate significantly from the      your Fund from the drop-down menu and
risks, including exchange rate changes,      performance of the indexes.                  click on Complete Quarterly Holdings.
political and economic developments, the                                                  Shareholders can also look up the Fund's
relative lack of information about these     o A direct investment cannot be made in      Forms N-Q on the SEC Web site at
companies and the potential lack of          an index. Unless otherwise indicated,        sec.gov. Copies of the Fund's Forms N-Q
strict financial and accounting controls     index results include reinvested             may be reviewed and copied at the SEC
and standards.                               dividends, and they do not reflect sales     Public Reference Room at 450 Fifth
                                             charges. Performance of an index of          Street, N.W., Washington, D.C.
o Investing in a single-country mutual       funds reflects fund expenses;                20549-0102. You can obtain information
fund involves greater risk than              performance of a market index does not.      on the operation of the Public Reference
investing in a more diversified fund due                                                  Room, including information about
to lack of exposure to other economies.      OTHER INFORMATION                            duplicating fee charges, by calling
                                                                                          202-942-8090 or 800-732-0330,or by
o The prices of securities held by the       o The returns shown in management's          electronic request at the following
Fund may decline in response to market       discussion of Fund performance are based     e-mail address: publicinfo@sec.gov. The
risks.                                       on net asset values calculated for           SEC file numbers for the Fund are
                                             shareholder transactions. Generally          811-05426 and 033-19338.
o The prices of initial public offering      accepted accounting principles require
(IPO) securities may go up and down more     adjustments to be made to the net assets     A description of the policies and
than prices of equity securities of          of the Fund at period end for financial      procedures that the Fund uses to
companies with longer trading histories.     reporting purposes, and as such, the net     determine how to vote proxies relating
In addition, companies offering              asset values for shareholder                 to portfolio securities is available
securities in IPOs may have less             transactions and the returns based on        without charge, upon request, from our
experienced management or limited            those net asset values may differ from       Client Services department at
operating histories. There can be no         the net asset values and returns             800-959-4246 or on the AIM Web site,
assurance that the fund will have            reported in the Financial Highlights.        AIMinvestments.com. On the home page,
favorable IPO investment opportunities.                                                   scroll down and click on AIM Funds Proxy
                                             o Industry classifications used in this      Policy. The information is also
ABOUT INDEXES USED IN THIS REPORT            report are generally according to the        available on the SEC Web site, sec.gov.
                                             Global Industry Classification Standard,
o The unmanaged MSCI EUROPE, AUSTRALASIA     which was developed by and is the            Information regarding how the Fund voted
and the FAR EAST INDEX (the MSCI             exclusive property and a service mark of     proxies related to its portfolio
EAFE--Registered Trademark-- Index) is a     Morgan Stanley Capital International         securities during the 12 months ended
group of foreign securities tracked by       Inc. and Standard & Poor's.                  June 30, 2005, is available at our Web
Morgan Stanley Capital International.                                                     site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
o The unmanaged TOKYO STOCK PRICE INDEX                                                   Notices and then click on Proxy Voting
(TOPIX) is a capitalization-weighted                                                      Activity. Next, select the Fund from the
index of first section stocks (larger                                                     drop-down menu. The information is also
companies) listed                                                                         available on the SEC Web site, sec.gov.

================================================================================          ========================================
                                                                                          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         Class A Shares                    AJFAX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class B Shares                    AJFBX
                                                                                          Class C Shares                    AJFCX
================================================================================
                                                                                          ========================================

================================================================================
NOT FDIC INSURED                    MAY LOSE VALUE          NO BANK GUARANTEE
================================================================================

AIMinvestments.com

AIM JAPAN FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this semiannual report,
   [PHOTO OF        which includes a discussion of how your Fund was managed for
   ROBERT H.        the six months ended April 30, 2006, and what factors
    GRAHAM]         affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
ROBERT H. GRAHAM    Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout
   [PHOTO OF        the period, but they became considerably more volatile and
    PHILIP          negative beginning in May, after the close of the reporting
    TAYLOR]         period. Inflation fears were the primary cause of this
                    volatility and negativity:
PHILIP TAYLOR
                       o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability.
                    We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.



                    Sincerely,

                    /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR
                    -----------------------------------     --------------------
                    Robert H. Graham                        Philip Taylor
                    President & Vice Chair -- AIM Funds     CEO, AIM Investments
                    Chair, AIM Investments



                    June 19, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM JAPAN FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
[PHOTO OF BRUCE L.  independent chair--I can assure you that shareholder
    CROCKETT]       interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
BRUCE L. CROCKETT   you. Our new structure has enabled the board to work more
                    effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM JAPAN FUND



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=====================================================================================

PERFORMANCE SUMMARY                          ========================================         Our team-managed investment process
                                                                                          is driven by bottom-up stock selection.
From their inception on March 31, 2006,      FUND VS. INDEXES                             Company research is conducted across
through the close of the reporting                                                        sectors with each Fund manager
period, on April 30, 2006, Class A           CUMULATIVE TOTAL RETURNS,                    performing more than 300 company visits
shares of AIM Japan Fund, excluding          3/31/06--4/30/06, EXCLUDING APPLICABLE       each year. The result of company
sales charges, returned -0.40%. Their        SALES CHARGES. IF SALES CHARGES WERE         research is reflected in our proprietary
performance lagged both the Fund's broad     INCLUDED, RETURNS WOULD BE LOWER.            stock valuation system. We score a
market and style-specific indexes.                                                        company by five select research factors
                                             Class A Shares                    -0.40%     and compare the score to the sector
    The primary reason for the Fund's                                                     average. With this unique valuation
under-performance relative to its            Class B Shares                    -0.50      system, we believe we are able to
indexes was its large cash holdings                                                       equally account for earnings growth and
during a period in which the Japanese        Class C Shares                    -0.40      valuation/quality measures.
market appreciated.
                                             MSCI EAFE Index                              We believe disciplined sell decisions
    The Fund was launched on March 31,       (Broad Market Index)               4.78      are a key determinant of successful
2006--which, due to international                                                         investing. We consider selling a security
geography--was April 1, 2006, in Japan.      Tokyo Stock Price Index                      for several reasons, including:
We began constructing the portfolio close    (Style-specific Index)             2.54
to the date of Japan's new fiscal year,                                                   o A stock reaches its target price
April 3. Historically, the Japanese          Lipper Japan Fund Index
market has experienced significant           (Peer Group Index)                 0.95      o A company's fundamentals change
inflows at the start of the new fiscal
year, resulting in strong performance.       SOURCE: LIPPER INC., BLOOMBERG               o A more attractive opportunity is
These historical trends were evident                                                      identified
again this year, and the Fund's cash         ========================================
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             holdings hindered Fund performance
                                             relative to its indexes. We expect this      The Japanese equity market rose strongly
                                             "cash drag" effect to decrease as the        at the beginning of April, but those
                                             Fund's asset base grows and as we            gains diminished toward the end of the
                                             identify investable opportunities in         month. Major economic indicators
                                             Japan.                                       including the industrial production
                                                                                          index, the machinery orders index and
                                                 As of the close of the reporting         the Tankan survey--a short-term economic
                                             period on April 30, 2006, the Fund's total   survey of Japanese businesses--suggested
                                             net assets stood at $4.7 million.            that the Japanese economy remained
=====================================================================================     strong. Despite generally positive
                                                                                          economic indicators, the TOPIX actually
HOW WE INVEST                                that happen to be out of favor. We           declined in April in local currency.
                                             believe that such information is not         Among individual industries, stocks of
We believe markets can often be              always fully discounted even after the       rubber products manufacturers, mining
inefficient--meaning that investors          market has recognized it. Therefore,         companies and pharmaceutical companies
frequently ignore information about          when selecting stocks for the Fund we
companies, particularly if those             focus on companies with positive
companies are in industries or sectors       earnings growth and attractive
                                             valuations.                                                                 (continued)
========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                     1. Diversified Banks                8.5%     1. Mitsubishi UFJ Financial Group,
                                              2. Automobile Manufacturers         7.4         Inc. (Japan)                    3.7%
                  [PIE CHART]                 3. Construction & Farm                       2. Komatsu, Ltd. (Japan)           3.2
                                                 Machinery & Heavy Trucks         5.8      3. Mitsubishi Gas Chemical Co.,
INFORMATION TECHNOLOGY             14.9%      4. Federal Home Loan Bank           4.3         Inc. (Japan)                    3.1
U.S. GOVT. AGENCY SECURITIES        4.3%      5. Semiconductor Equipment          4.1      4. Tokyu Land Corp. (Japan)        3.1
HEALTH CARE                         2.5%                                                   5. Mitsubishi Corp. (Japan)        3.0
ENERGY                              1.3%                                                   6. Toyota Motor Corp. (Japan)      2.9
TELECOMMUNICATION SERVICES          0.7%     TOTAL NET ASSETS            $4.7 MILLION      7. Mizuho Financial Group, Inc.
CONSUMER STAPLES                    0.2%                                                      (Japan)                         2.7
OTHER ASSETS LESS LIABILITIES       2.3%     TOTAL NUMBER OF HOLDINGS*             63      8. Toray Industries, Inc. (Japan)  2.4
CONSUMER DISCRETIONARY             23.1%                                                   9. Sega Sammy Holdings, Inc.
INDUSTRIALS                        18.6%                                                      (Japan)                         2.3
FINANCIALS                         16.5%                                                  10. Sumitomo Mitsui Financial
MATERIALS                          15.6%                                                      Group, Inc. (Japan)             2.1



The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
========================================     ========================================     ========================================

AIM JAPAN FUND


generally performed well during April.       IN CLOSING                                   KIYOHIDE NAGATA, Chartered Financial
However, stocks of many iron and steel                                                    Analyst, is head of Japan Large Cap
companies, financial businesses and real     During the period under review, the          Equity with INVESCO Asset Management
estate companies declined during the         Japanese market posted positive returns.     (Japan) Limited and portfolio manager of
month.                                       Despite the recent rally in the Japanese     AIM Japan Fund. He joined INVESCO in
                                             market, we believed valuations remained      2003. Mr. Nagata is a Chartered Member
    After the Fund launched, we              generally attractive and that the            of the Security Analysts Association of
constructed a portfolio with a               fundamentals of most stocks were             Japan.
procyclical investment policy based on       generally positive.
our belief that Japan continued to show                                                   YASUHIRO SHIMBAYASHI is a senior fund
sustainable economic growth. Given this          Because we manage the Fund with a        manager with INVESCO Asset Management
belief, we focused on companies that         medium- to long-term horizon, we look        (Japan) Limited and portfolio manager of
could benefit from:                          beyond short-term fluctuations in the        AIM Japan Fund. Mr. Shimbayashi joined
                                             economy and the market. In the Fund's        INVESCO in 2004. He is a Chartered
o A recovery in domestic capital             first month of operation, we worked to       Member of the Security Analysts
spending and consumption                     build a strong portfolio with the            Association of Japan.
                                             potential to benefit from Japan's
o The potential end of deflation in          economic rebound. We look forward to         TOMOYUKI SHIOYA is a fund manager with
Japan                                        reporting on our progress in this effort     INVESCO Asset Management (Japan) Limited
                                             in the Fund's first annual report. Until     and portfolio manager of AIM Japan Fund.
o Strong economic growth in Asia             then, thank you for your participation       He joined INVESCO in 2005. Mr. Shioya
                                             in AIM Japan Fund.                           earned a B.A. in economics from Waseda
o Global expansion in digital home                                                        University. He is a Chartered Member of
electronics                                  The views and opinions expressed in          the Security Analysts Association of
                                             management's discussion of Fund              Japan.
    As discussed previously, the Fund's      performance are those of A I M Advisors,
large cash position was a hindrance to       Inc. These views and opinions are            TOMOMITSU YANABA is a fund manager with
its performance relative to its indexes      subject to change at any time based on       INVESCO Asset Management (Japan) Limited
during the period under review. We           factors such as market and economic          and portfolio manager of AIM Japan Fund.
anticipate the effects of this "cash         conditions. These views and opinions may     He joined INVESCO in 2004. Mr. Yanaba is
drag" will lessen in time. Since the         not be relied upon as investment advice      a Chartered Member of the Security
Fund's inception, we have constructed a      or recommendations, or as an offer for a     Analysts Association of Japan.
portfolio and have worked to promptly        particular security. The information is
invest inflows in an effort to reduce        not a complete analysis of every aspect
the percentage of Fund assets held in        of any market, country, industry,
cash. In managing the Fund, we expect to     security or the Fund. Statements of fact
maintain a relatively low cash balance       are from sources considered reliable,
in light of our research, which has          but A I M Advisors, Inc. makes no
identified many individual Japanese          representation or warranty as to their
stocks as good investment opportunities.     completeness or accuracy. Although
                                             historical performance is no guarantee
    Individual stock selection also was      of future results, these insights may
a drag on Fund performance during the        help you understand our investment
first month since the Fund's inception.      management philosophy.
In particular, UFJ NICOS and OMC CARD
detracted from Fund performance. UFJ               See important Fund and index
NICOS, a part of Mitsubishi UFJ               disclosures on the inside front cover.
Financial Group, is one of Japan's
largest consumer credit card companies.
OMC Card also provides consumer credit
card services. News that Japan's
Financial Service's Agency is
considering lower interest rate ceilings                                                            [RIGHT ARROW GRAPHIC]
on consumer loans hurt a host of
consumer finance stocks, including these
two Fund holdings.                                                                         FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM JAPAN FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================
CUMULATIVE TOTAL RETURNS
As of 4/30/06, including applicable sales
charges

CLASS A SHARES
Inception (3/31/06)               -5.86%

CLASS B SHARES
Inception (3/31/06)               -5.48%

CLASS C SHARES
Inception (3/31/06)               -1.40%

=========================================

THE PERFORMANCE DATA QUOTED REPRESENT        DISTRIBUTIONS OR SALE OF FUND SHARES.        1% FOR THE FIRST YEAR AFTER PURCHASE.
PAST PERFORMANCE AND CANNOT GUARANTEE        INVESTMENT RETURN AND PRINCIPAL VALUE
COMPARABLE FUTURE RESULTS; CURRENT           WILL FLUCTUATE SO THAT YOU MAY HAVE A            THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE MAY BE LOWER OR HIGHER.          GAIN OR LOSS WHEN YOU SELL SHARES.           CLASSES WILL DIFFER DUE TO DIFFERENT
PLEASE VISIT AIMinvestments.com FOR THE                                                   SALES CHARGE STRUCTURES AND CLASS
MOST RECENT MONTH-END PERFORMANCE.               CLASS A SHARE PERFORMANCE REFLECTS       EXPENSES.
PERFORMANCE FIGURES REFLECT REINVESTED       THE MAXIMUM 5.50% SALES CHARGE, AND
DISTRIBUTIONS, CHANGES IN NET ASSET          CLASS B AND CLASS C SHARE PERFORMANCE            A REDEMPTION FEE OF 2% WILL BE
VALUE AND THE EFFECT OF THE MAXIMUM          REFLECTS THE APPLICABLE CONTINGENT           IMPOSED ON CERTAIN REDEMPTIONS OR
SALES CHARGE UNLESS OTHERWISE STATED.        DEFERRED SALES CHARGE (CDSC) FOR THE         EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
PERFORMANCE FIGURES DO NOT REFLECT           PERIOD INVOLVED. THE CDSC ON CLASS B         OF PURCHASE. EXCEPTIONS TO THE
DEDUCTION OF TAXES A SHAREHOLDER WOULD       SHARES DECLINES FROM 5% BEGINNING AT THE     REDEMPTION FEE ARE LISTED IN THE FUND'S
PAY ON FUND                                  TIME OF PURCHASE TO 0% AT THE BEGINNING      PROSPECTUS.
                                             OF THE SEVENTH YEAR. THE CDSC ON CLASS C
                                             SHARES IS                                        HAD THE ADVISOR NOT WAIVED FEES
                                                                                          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

AIM JAPAN FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      You may use the information in this          Fund's actual return. The Fund's actual
                                             table, together with the amount you          cumulative total returns at net asset
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      value after expenses for the period
two types of costs: (1) transaction          you paid over the period. Simply divide      ended April 30, 2006, appear in the
costs, which may include sales charges       your account value by $1,000 (for            table "Fund vs. Indexes" on page 3.
(loads) on purchase payments; contingent     example, an $8,600 account value divided
deferred sales charges on redemptions;       by $1,000 = 8.6), then multiply the              The hypothetical account values and
and redemption fees, if any; and (2)         result by the number in the table under      expenses may not be used to estimate the
ongoing costs, including distribution        the heading entitled "Actual Expenses        actual ending account balance or
and/or service fees (12b-1); and other       Paid During Period" to estimate the          expenses you paid for the period. You
Fund expenses. This example is intended      expenses you paid on your account during     may use this information to compare the
to help you understand your ongoing          this period (March 31, 2006, through         ongoing costs of investing in the Fund
costs (in dollars) of investing in the       April 30, 2006 for the Class A, B, and C     and other funds. To do so, compare this
Fund and to compare these costs with         shares). Because the actual ending           5% hypothetical example with the 5%
ongoing costs of investing in other          account value and expense information in     hypothetical examples that appear in the
mutual funds. The actual ending account      the example is not based upon a six          shareholder reports of the other funds.
value and expenses of the Class A, B,        month period, the ending account value
and C shares in the below example are        and expense information may not provide          Please note that the expenses shown
based on an investment of $1,000             a meaningful comparison to mutual funds      in the table are meant to highlight your
invested on March 31, 2006, (the date        that provide such information for a full     ongoing costs only and do not reflect
the share classes commenced operations)      six month period.                            any transactional costs, such as sales
and held through April 30, 2006. The                                                      charges (loads) on purchase payments,
hypothetical ending account value and        HYPOTHETICAL EXAMPLE FOR COMPARISON          contingent deferred sales charges on
expenses are based on an investment of       PURPOSES                                     redemptions, and redemption fees, if
$1,000 invested at the beginning of the                                                   any. Therefore, the hypothetical
period and held for the entire six           The table below also provides                information is useful in comparing
months period, November 1, 2005 through      information about hypothetical account       ongoing costs only, and will not help
April 30, 2006.                              values and hypothetical expenses based       you determine the relative total costs
                                             on the Fund's actual expense ratio and       of owning different funds. In addition,
ACTUAL EXPENSES                              an assumed rate of return of 5% per year     if these transactional costs were
                                             before expenses, which is not the            included, your costs would have been
The table below provides information                                                      higher.
about actual account values and actual
expenses.

====================================================================================================================================

                                                   ACTUAL                            HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING                EXPENSES         ENDING             EXPENSES         ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE           PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS             (11/1/05)           (4/30/06)(1)            PERIOD(2)      (4/30/06)            PERIOD(3)          RATIO
  A              $1,000.00              $996.00                $1.44         $1,016.36            $ 8.50             1.70%
  B               1,000.00               995.00                 2.08          1,012.65             12.23             2.45
  C               1,000.00               996.00                 2.08          1,012.65             12.23             2.45


(1)   The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through April
      30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)   Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 31 (March 31, 2006 through April 30, 2006)/365. Because the Class A, B, and C shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)   Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B and C shares of the Fund and other funds because such data is based on a full six month period.
====================================================================================================================================

                                          [ARROW
                                          BUTTON     For More Information Visit
                                          IMAGE]         AIMinvestments.com

AIM JAPAN FUND



APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       o Meeting with the Fund's portfolio          o Breakpoints and economies of scale.
AIM Investment Funds (the "Trust")           managers and investment personnel. The       The Board reviewed the structure of the
oversees the management of AIM Japan         Board intends to meet periodically with      Fund's advisory fee under the Advisory
Fund (the "Fund") and, as required by        the Fund's portfolio managers and/or         Agreement, noting that it contains seven
law, determines whether to approve the       other investment personnel to ensure         breakpoints. The Board reviewed the
Fund's advisory agreement with A I M         that such individuals are competent and      level of the Fund's advisory fees, and
Advisors, Inc. ("AIM"). Based upon the       able to carry out their responsibilities     noted that such fees, as a percentage of
recommendation of the Investments            under the Advisory Agreement.                the Fund's net assets, would decrease as
Committee of the Board at a meeting held                                                  net assets increase because the Advisory
on February 1, 2006, the Board,              o Overall performance of AIM. Not            Agreement includes breakpoints. The
including all of the independent             applicable because this is a new Fund.       Board noted that, because this is a new
trustees, approved the initial advisory      However, the Board considered the            Fund and the way in which the advisory
agreement (the "Advisory Agreement")         overall performance of AIM in providing      fee breakpoints have been structured,
between the Fund and AIM for an initial      investment advisory and portfolio            the Fund has yet to benefit from the
period ending June 30, 2007.                 administrative services to other mutual      breakpoints. The Board concluded that
                                             funds advised by AIM and concluded that      the Fund's fee levels under the Advisory
    The Board considered the factors         such performance was satisfactory.           Agreement therefore would reflect
discussed below in evaluating the                                                         economies of scale at higher asset
fairness and reasonableness of the           o Fees relative to those clients of AIM      levels and that it was not necessary to
Advisory Agreement at the meeting on         with comparable investment strategies.       change the advisory fee breakpoints in
February 1, 2006 and as part of the          The Board noted that AIM does not serve      the Fund's advisory fee schedule.
Board's ongoing oversight of the Fund.       as an advisor to other mutual funds or
In their deliberations, the Board and        other clients with investment strategies     o Investments in affiliated money market
the independent trustees did not             comparable to those of the Fund.             funds. The Board also took into account
identify any particular factor that was                                                   the fact that uninvested cash and cash
controlling, and each trustee attributed     o Fees relative to those of comparable       collateral from securities lending
different weights to the various             funds with other advisors. The Board         arrangements (collectively, "cash
factors.                                     reviewed the advisory fee rate for the       balances") of the Fund may be invested
                                             Fund under the Advisory Agreement. The       in money market funds advised by AIM
    The discussion below serves as a         Board compared effective contractual         pursuant to the terms of an SEC
summary of the material factors and the      advisory fee rates at a common asset         exemptive order. The Board found that
conclusions with respect thereto that        level and noted that the Fund's rate was     the Fund may realize certain benefits
formed the basis for the Board's             above the median rate of the funds           upon investing cash balances in AIM
approval of the Fund's Advisory              advised by other advisors with               advised money market funds, including a
Agreement. After consideration of all of     investment strategies comparable to          higher net return, increased liquidity,
the factors below and based on its           those of the Fund that the Board             increased diversification or decreased
informed business judgment, the Board        reviewed. The Board noted that AIM has       transaction costs. The Board also found
determined that the Fund's Advisory          agreed to limit the Fund's total annual      that the Fund will not receive reduced
Agreement is in the best interests of        operating expenses, as discussed below.      services if it invests its cash balances
the Fund and its shareholders and that       The Board also considered the fact that      in such money market funds. The Board
the compensation to AIM under the Fund's     AIM set the proposed advisory fees for       noted that, to the extent the Fund
Advisory Agreement is fair and               the Fund based upon the median effective     invests in affiliated money market
reasonable and would have been obtained      management fee rate (comprised of            funds, AIM has voluntarily agreed to
through arm's length negotiations.           advisory fees plus, in some cases,           waive a portion of the advisory fees it
                                             administrative fees) at various asset        receives from the Fund attributable to
o The nature and extent of the advisory      levels of competitor mutual funds with       such investment. The Board further
services to be provided by AIM. The          investment strategies comparable to          determined that the proposed securities
Board reviewed the services to be            those of the Fund. In addition, the          lending program and related procedures
provided by AIM under the Advisory           Board noted that the proposed advisory       with respect to the lending Fund is in
Agreement. Based on such review, the         fees for the Fund are equal to the           the best interests of the lending Fund
Board concluded that the range of            uniform fee schedule that applies to         and its respective shareholders. The
services to be provided by AIM under the     other mutual funds advised by AIM with       Board therefore concluded that the
Advisory Agreement was appropriate.          investment strategies comparable to          investment of cash collateral received
                                             those of the Fund, which uniform fee         in connection with the securities
o The quality of services to be provided     schedule includes breakpoints and is         lending program in the money market
by AIM. The Board reviewed the               based on net asset levels. Based on this     funds according to the procedures is in
credentials and experience of the            review, the Board concluded that the         the best interests of the lending Fund
officers and employees of AIM who will       advisory fee rate for the Fund under the     and its respective shareholders.
provide investment advisory services to      Advisory Agreement was fair and
the Fund. In reviewing the                   reasonable.                                  o Profitability of AIM and its
qualifications of AIM to provide                                                          affiliates. The Board reviewed
investment advisory services, the Board      o Expense limitations and fee waivers.       information concerning the profitability
reviewed the qualifications of AIM's         The Board noted that AIM has                 of AIM's (and its affiliates')
investment personnel and considered such     contractually agreed to waive fees           investment advisory and other activities
issues as AIM's portfolio and product        and/or limit expenses of the Fund            and its financial condition. The Board
review process, various back office          through June 30, 2007 in an amount           considered the overall profitability of
support functions provided by AIM and        necessary to limit total annual              AIM. The Board noted that AIM's
AIM's equity and fixed income trading        operating expenses to a specified            operations remain profitable, although
operations. Based on the review of these     percentage of average daily net assets       increased expenses in recent years have
and other factors, the Board concluded       for each class of the Fund. The Board        reduced AIM's profitability. Based on
that the quality of services to be           considered the contractual nature of         the review of the profitability of AIM's
provided by AIM was appropriate.             this fee waiver/expense limitation and       and its affiliates' investment advisory
                                             noted that it remains in effect until        and other activities and its financial
o The performance of the Fund relative       June 30, 2007. The Board considered the      condition, the Board concluded that the
to comparable funds. Not applicable          effect this fee waiver/expense               compensation to be paid by the Fund to
because this is a new Fund.                  limitation would have on the Fund's          AIM under its Advisory Agreement was not
                                             estimated expenses and concluded that        excessive.
o The performance of the Fund relative       the levels of fee waivers/expense
to indices. Not applicable because this      limitations for the Fund were fair and
is a new Fund.                               reasonable.

                                                                                                                         (continued)



AIM JAPAN FUND

o Benefits of soft dollars to AIM. The       APPROVAL OF SUB-ADVISORY AGREEMENT           o Advisory fees, expense limitations and
Board considered the benefits realized                                                    fee waivers, and breakpoints and
by AIM as a result of brokerage              The Board oversees the management of the     economies of scale. The Board reviewed
transactions executed through "soft          Fund and, as required by law, determines     the sub-advisory fee rate for the Fund
dollar" arrangements. Under these            whether to approve the Fund's                under the Sub-Advisory Agreement. The
arrangements, brokerage commissions paid     sub-advisory agreement. Based upon the       Board compared effective contractual fee
by the Fund and/or other funds advised       recommendation of the Investments            rates at a common asset level and noted
by AIM are used to pay for research and      Committee of the Board at a meeting held     that this rate (i) was lower than the
execution services. This research is         on February 1, 2006, the Board,              all-in advisory fee rates for four
used by AIM in making investment             including all of the independent             affiliated offshore funds advised by the
decisions for the Fund. The Board            trustees, approved the sub-advisory          Sub-Advisor with investment strategies
concluded that such arrangements were        agreement (the "Sub-Advisory Agreement")     comparable to those of the Fund; (ii)
appropriate.                                 between INVESCO Asset Management (Japan)     was lower than the sub-advisory fee
                                             Limited (the "Sub-Advisor") and AIM with     rates for four affiliated offshore funds
o AIM's financial soundness in light of      respect to the Fund for an initial           for which the Sub-Advisor serves as
the Fund's needs. The Board considered       period ending June 30, 2007.                 sub-advisor with investment strategies
whether AIM is financially sound and has                                                  comparable to those of the Fund; (iii)
the resources necessary to perform its           The Board considered the factors         was lower than the median sub-advisory
obligations under the Advisory               discussed below in evaluating the            fee rate for five unaffiliated accounts
Agreement, and concluded that AIM has        fairness and reasonableness of the           for which the Sub-Advisor serves as
the financial resources necessary to         Sub-Advisory Agreement at the meeting on     sub-advisor with investment strategies
fulfill its obligations under the            February 1, 2006 and as part of the          comparable to those of the Fund; and
Advisory Agreement.                          Board's ongoing oversight of the Fund.       (iv) was lower than the median advisory
                                             In their deliberations, the Board and        fee rate for four
o Historical relationship between the        the independent trustees did not             institutional/separately managed
Fund and AIM. In determining whether to      identify any particular factor that was      accounts advised by the Sub-Advisor with
approve the Advisory Agreement for the       controlling, and each trustee attributed     investment strategies comparable to
Fund, the Board also considered the          different weights to the various             those of the Fund. The Board noted that
current relationship between AIM and the     factors.                                     AIM has agreed to limit the Fund's total
Trust, as well as the Board's knowledge                                                   annual operating expenses, as discussed
of AIM's operations, and concluded that          The discussion below serves as a         below. The Board also considered the
it was beneficial to maintain the            discussion of the material factors and       services to be provided by the
current relationship, in part, because       the conclusions with respect thereto         Sub-Advisor pursuant to the Sub-Advisory
of such knowledge. The Board also            that formed the basis for the Board's        Agreement and the services to be
reviewed the general nature of the           approval of the Sub-Advisory Agreement.      provided by AIM pursuant to the Advisory
non-investment advisory services             After consideration of all of the            Agreement, as well as the allocation of
currently performed by AIM and its           factors below and based on its informed      fees between AIM and the Sub-Advisor
affiliates for the Trust, such as            business judgment, the Board determined      pursuant to the Sub-Advisory Agreement.
administrative, transfer agency and          that the Sub-Advisory Agreement is in        The Board noted that the sub-advisory
distribution services, and the fees          the best interests of the Fund and its       fees have no direct effect on the Fund
received by AIM and its affiliates for       shareholders.                                or its shareholders, as they are paid by
performing such services. In addition to                                                  AIM to the Sub-Advisor, and that AIM and
reviewing such services, the trustees        o The nature and extent of the advisory      the Sub-Advisor are affiliates. Based on
also considered the organizational           services to be provided by the               this review, the Board concluded that
structure employed by AIM and its            Sub-Advisor. The Board reviewed the          the sub-advisory fee rate under the
affiliates to provide those services.        services to be provided by the               Sub-Advisory Agreement was fair and
Based on the review of these and other       Sub-Advisor under the Sub-Advisory           reasonable.
factors, the Board concluded that AIM        Agreement. Based on such review, the
and its affiliates were qualified to         Board concluded that the range of            o Profitability of AIM and its
provide non-investment advisory services     services to be provided by the               affiliates. The Board reviewed
to the Fund, including administrative,       Sub-Advisor under the Sub-Advisory           information concerning the profitability
transfer agency and distribution             Agreement was appropriate.                   of AIM's (and its affiliates')
services.                                                                                 investment advisory and other activities
                                             o The quality of services to be provided     and its financial condition. The Board
o Other factors and current trends. In       by the Sub-Advisor. The Board reviewed       considered the overall profitability of
determining whether to approve the           the credentials and experience of the        AIM. The Board noted that AIM's
Advisory Agreement for the Fund, the         officers and employees of the                operations remain profitable, although
Board considered the fact that AIM,          Sub-Advisor who will provide investment      increased expenses in recent years have
along with others in the mutual fund         advisory services to the Fund. Based on      reduced AIM's profitability. Based on
industry, is subject to regulatory           the review of these and other factors,       the review of the profitability of AIM's
inquiries and litigation related to a        the Board concluded that the quality of      and its affiliates' investment advisory
wide range of issues. The Board also         services to be provided by the               and other activities and its financial
considered the governance and compliance     Sub-Advisor was appropriate.                 condition, the Board concluded that the
reforms being undertaken by AIM and its                                                   compensation to be paid by the Fund to
affiliates, including maintaining an         o The performance of the Fund relative       AIM under its Advisory Agreement was not
internal controls committee and              to comparable funds. Not applicable          excessive.
retaining an independent compliance          because this is a new Fund. However, the
consultant, and the fact that AIM has        Board reviewed the performance of other      o The Sub-Advisor's financial soundness
undertaken to cause the Fund to operate      accounts advised or sub-advised by the       in light of the Fund's needs. The Board
in accordance with certain governance        Sub-Advisor with investment strategies       considered whether the Sub-Advisor is
policies and practices. The Board            comparable to those of the Fund.             financially sound and has the resources
concluded that these actions indicated a                                                  necessary to perform its obligations
good faith effort on the part of AIM to      o The performance of the Fund relative       under the Sub-Advisory Agreement, and
adhere to the highest ethical standards,     to indices. Not applicable because this      concluded that the Sub-Advisor has the
and determined that the current              is a new Fund.                               financial resources necessary to fulfill
regulatory and litigation environment to                                                  its obligations under the Sub-Advisory
which AIM is subject should not prevent      o Meetings with the Fund's portfolio         Agreement.
the Board from approving the Advisory        managers and investment personnel. The
Agreement for the Fund.                      Board intends to meet periodically with
                                             the Fund's portfolio managers and/or
                                             other investment personnel to ensure
                                             that such individuals are competent and
                                             able to carry out their responsibilities
                                             under the Sub-Advisory Agreement.

                                             o Overall performance of the
                                             Sub-Advisor. Not applicable because this
                                             is a new Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM JAPAN FUND

INSTITUTIONAL CLASS SHARES                   ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           CUMULATIVE TOTAL RETURNS                     RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 4/30/06                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  Inception (3/31/06)               -0.40%     ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================     SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  INSTITUTIONAL CLASS SHARES HAVE NO SALES     FULL REPORT FOR INFORMATION ON
                                             CHARGE; THEREFORE, PERFORMANCE IS AT         COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS      YOUR FUND PROSPECTUS FOR MORE
                                             SHARES WILL DIFFER FROM PERFORMANCE OF       INFORMATION. FOR THE MOST CURRENT
                                             OTHER SHARE CLASSES DUE TO DIFFERING         MONTH-END PERFORMANCE, PLEASE CALL
                                             SALES CHARGES AND CLASS EXPENSES.            800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.

                                                                                              A REDEMPTION FEE OF 2% WILL BE
                                                                                          IMPOSED ON CERTAIN REDEMPTIONS OR
                                                                                          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                                                                          OF PURCHASE. EXCEPTIONS TO THE
                                                                                          REDEMPTION FEE ARE LISTED IN THE FUND'S
                                                                                          PROSPECTUS.

                                                                                              HAD THE ADVISOR NOT WAIVED FEES
                                                                                          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

========================================
NASDAQ SYMBOL                      AJFIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  JAP-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              HYPOTHETICAL EXAMPLE FOR
                                                                                          COMPARISON PURPOSES
As a shareholder of the Fund, you incur      The table below provides information
ongoing costs. This example is intended      about actual account values and actual       The table below also provides
to help you understand your ongoing          expenses. You may use the information in     information about hypothetical account
costs (in dollars) of investing in the       this table, together with the amount you     values and hypothetical expenses based
Fund and to compare these costs with         invested, to estimate the expenses that      on the Fund's actual expense ratio and
ongoing costs of investing in other          you paid over the period. Simply divide      an assumed rate of return of 5% per year
mutual funds. The actual ending account      your account value by $1,000 (for            before expenses, which is not the Fund's
value and expenses in the below example      example, an $8,600 account value divided     actual return.
are based on an investment of $1,000         by $1,000 = 8.6), then multiply the
invested on March 31, 2006 (the date the     result by the number in the table under          The hypothetical account values and
share class commenced operations) and        the heading entitled "Actual Expenses        expenses may not be used to estimate the
held through April 30, 2006. The             Paid During Period" to estimate the          actual ending account balance or
hypothetical ending account value and        expenses you paid on your account during     expenses you paid for the period. You
expenses in the below example are based      the period, March 31, 2006, through          may use this information to compare the
on an investment of $1,000 invested at       April 30, 2006. Because the actual           ongoing costs of investing in the Fund
the beginning of the period and held for     ending account value and expense             and other funds. To do so, compare this
the entire six month period November 1,      information in the example is not based      5% hypothetical example with the 5%
2005, through April 30, 2006.                upon a six month period, the ending          hypothetical examples that appear in the
                                             account value and expense information        shareholder reports of the other funds.
                                             may not provide a meaningful comparison
                                             to mutual funds that provide such                Please note that the expenses shown
                                             information for a full six month period.     in the table are meant to highlight your
                                                                                          ongoing costs only. Therefore, the
                                                                                          hypothetical information is useful in
                                                                                          comparing ongoing costs only, and will
                                                                                          not help you determine the relative
                                                                                          total costs of owning different funds.

====================================================================================================================================

                                                    ACTUAL                            HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)       (4/30/06)(1)            PERIOD(2)      (4/30/06)          PERIOD(3)           RATIO
Institutional          $1,000.00         $996.00                $1.23         $1,017.60            $7.25             1.45%

(1) The actual ending account value is based on the actual total return of the Fund for the period March 31, 2006, through April 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period November 1, 2005, through April 30, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 31 (March 31, 2006 through April 30, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMinvestments.com                  JAP-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                                SHARES       VALUE
---------------------------------------------------------------------
FOREIGN COMMON STOCKS (JAPAN)-93.43%

AUTO PARTS & EQUIPMENT-2.52%

NHK Spring Co., Ltd.(a)                           5,000    $   57,861
---------------------------------------------------------------------
NOK Corp.(a)                                      2,000        60,696
=====================================================================
                                                              118,557
=====================================================================

AUTOMOBILE MANUFACTURERS-7.38%

Fuji Heavy Industries Ltd.(a)                    10,000        62,442
---------------------------------------------------------------------
Honda Motor Co., Ltd.(a)                          1,000        70,848
---------------------------------------------------------------------
Isuzu Motors Ltd.(a)                             22,000        79,268
---------------------------------------------------------------------
Toyota Motor Corp.(a)                             2,300       134,672
=====================================================================
                                                              347,230
=====================================================================

COMMODITY CHEMICALS-2.39%

Toray Industries, Inc.(a)                        12,000       112,588
=====================================================================

COMPUTER & ELECTRONICS RETAIL-1.62%

Yamada Denki Co., Ltd.                              700        76,289
=====================================================================

COMPUTER HARDWARE-1.74%

Fujitsu Ltd.                                      6,000        50,004
---------------------------------------------------------------------
Toshiba Corp.(a)                                  5,000        31,763
=====================================================================
                                                               81,767
=====================================================================

CONSTRUCTION & ENGINEERING-2.37%

JGC Corp.(a)                                      4,000        69,906
---------------------------------------------------------------------
Shimizu Corp.                                     6,000        41,521
=====================================================================
                                                              111,427
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-5.77%

Komatsu Ltd.(a)                                   7,000       149,398
---------------------------------------------------------------------
Kubota Corp.(a)                                   6,000        67,679
---------------------------------------------------------------------
Mitsui Engineering & Shipbuilding Co.,
  Ltd.(a)                                        17,000        54,179
=====================================================================
                                                              271,256
=====================================================================

CONSUMER ELECTRONICS-1.79%

Funai Electric Co., Ltd.                            200        20,673
---------------------------------------------------------------------
Sony Corp.(a)                                     1,300        63,486
=====================================================================
                                                               84,159
=====================================================================

CONSUMER FINANCE-3.93%

OMC Card, Inc.                                    2,600        41,168
---------------------------------------------------------------------
ORIX Corp.(a)                                       240        72,622
---------------------------------------------------------------------
UFJ NICOS Co., Ltd.(a)                            8,000        70,894
=====================================================================
                                                              184,684
=====================================================================

                                                SHARES       VALUE
---------------------------------------------------------------------


DEPARTMENT STORES-1.68%

Daiei, Inc. (The)(a)(b)                           2,650    $   78,995
=====================================================================

DIVERSIFIED BANKS-8.49%

Mitsubishi UFJ Financial Group, Inc.(a)              11       172,399
---------------------------------------------------------------------
Mizuho Financial Group, Inc.(a)                      15       127,671
---------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.(a)              9        99,511
=====================================================================
                                                              399,581
=====================================================================

DIVERSIFIED CHEMICALS-3.86%

Mitsubishi Gas Chemical Co., Inc.(a)             11,000       146,373
---------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.(a)                    4,000        35,019
=====================================================================
                                                              181,392
=====================================================================

DIVERSIFIED METALS & MINING-3.89%

Mitsubishi Materials Corp.(a)                     7,000        37,724
---------------------------------------------------------------------
Sumitomo Titanium Corp.(a)                          400        78,440
---------------------------------------------------------------------
Toho Titanium Co., Ltd.(a)                          900        66,844
=====================================================================
                                                              183,008
=====================================================================

DRUG RETAIL-0.24%

Sundrug Co., Ltd.                                   500        11,504
=====================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.03%

Furukawa Electric Co., Ltd. (The)(a)             12,000        95,542
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.11%

IBIDEN Co., Ltd.(a)                               1,700        80,555
---------------------------------------------------------------------
Murata Manufacturing Co., Ltd.(a)                   900        65,649
=====================================================================
                                                              146,204
=====================================================================

HEALTH CARE EQUIPMENT-1.62%

Sysmex Corp.(a)                                   1,700        76,218
=====================================================================

HOMEBUILDING-2.02%

Haseko Corp.(a)(b)                               25,000        95,042
=====================================================================

HOTELS, RESORTS & CRUISE LINES-0.75%

Kinki Nippon Tourist Co., Ltd.                    7,000        35,470
=====================================================================

HOUSEHOLD APPLIANCES-1.13%

Hitachi Koki Co., Ltd.(a)                         3,000        52,983
=====================================================================

INDUSTRIAL MACHINERY-3.31%

Nabtesco Corp.(a)                                 5,000        63,135
---------------------------------------------------------------------
Sodick Co., Ltd.(a)                               2,600        40,117
---------------------------------------------------------------------
THK Co., Ltd.                                     1,600        52,270
=====================================================================
                                                              155,522
=====================================================================


                                                SHARES       VALUE
---------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.67%

Nippon Telegraph and Telephone Corp.(a)               7    $   31,450
=====================================================================

INVESTMENT BANKING & BROKERAGE-1.04%

Tokai Tokyo Securities Co., Ltd.(a)               7,000        48,715
=====================================================================

IT CONSULTING & OTHER SERVICES-1.02%

Otsuka Corp.(a)                                     400        47,995
=====================================================================

LEISURE PRODUCTS-2.29%

Sega Sammy Holdings Inc.                          2,700       107,649
=====================================================================

MARINE-1.06%

Mitsui O.S.K. Lines, Ltd.(a)                      7,000        50,022
=====================================================================

MOTORCYCLE MANUFACTURERS-1.23%

Yamaha Motor Co., Ltd.(a)                         2,100        57,747
=====================================================================

OFFICE ELECTRONICS-1.46%

Canon Inc.(a)                                       900        68,755
=====================================================================

OIL & GAS REFINING & MARKETING-1.28%

Nippon Mining Holdings, Inc.                      6,500        60,108
=====================================================================

PHARMACEUTICALS-0.91%

Takeda Pharmaceutical Co. Ltd.(a)                   700        42,751
=====================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-3.07%

Tokyu Land Corp.(a)                              17,000       144,318
=====================================================================

SEMICONDUCTOR EQUIPMENT-4.07%

Disco Corp.(a)                                    1,000        63,908
---------------------------------------------------------------------
Tokyo Seimitsu Co., Ltd.                          1,200        71,344
---------------------------------------------------------------------
ULVAC, Inc.(a)                                    1,300        56,394
=====================================================================
                                                              191,646
=====================================================================

SEMICONDUCTORS-3.53%

Elpida Memory, Inc.(a)(b)                         1,800        82,317
---------------------------------------------------------------------
Sumco Corp.(a)                                    1,400        83,544
=====================================================================
                                                              165,861
=====================================================================

                                                SHARES       VALUE
---------------------------------------------------------------------
SPECIALTY CHEMICALS-1.60%

Nitto Denko Corp.(a)                                900        $75,342
=====================================================================

STEEL-3.88%

Chubu Steel Plate Co., Ltd.                       1,500        22,236
---------------------------------------------------------------------
Daido Steel Co., Ltd.(a)                          9,000        82,359
---------------------------------------------------------------------
Kobe Steel, Ltd.(a)                              23,000        78,038
=====================================================================
                                                              182,633
=====================================================================

TIRES & RUBBER-0.64%

Sumitomo Rubber Industries, Ltd.(a)               2,100        30,184
=====================================================================

TRADING COMPANIES & DISTRIBUTORS-4.04%

Mitsubishi Corp.(a)                               5,800       140,078
---------------------------------------------------------------------
Toyota Tsusho Corp.                               2,000        50,057
=====================================================================
                                                              190,135
=====================================================================
    Total Foreign Common Stocks (Japan) (Cost
      $4,387,812)                                           4,394,729
=====================================================================

                                               PRINCIPAL
                                                AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-4.25%

FEDERAL HOME LOAN BANK (FHLB)-4.25%

Unsec. Disc. Notes, 4.71%, 05/01/06(c)         $200,000       200,000
=====================================================================
    Total U.S. Government Agency Securities
      (Cost $200,000)                                         200,000
=====================================================================
TOTAL INVESTMENTS-97.68% (Cost $4,587,812)                  4,594,729
=====================================================================
OTHER ASSETS LESS LIABILITIES-2.32%                           108,910
=====================================================================
NET ASSETS-100.00%                                         $4,703,639
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $3,754,436, which represented 79.82% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,587,812)          $4,594,729
-----------------------------------------------------------
Cash                                                 94,948
-----------------------------------------------------------
Receivables for:
  Investments sold                                   35,918
-----------------------------------------------------------
  Fund shares sold                                  139,166
-----------------------------------------------------------
Other assets                                         71,975
===========================================================
    Total assets                                  4,936,736
___________________________________________________________
===========================================================

LIABILITIES:

Payables for investments purchased                  154,373
-----------------------------------------------------------
Accrued distribution fees                             1,777
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              861
-----------------------------------------------------------
Accrued operating expenses                           76,086
===========================================================
    Total liabilities                               233,097
===========================================================
Net assets applicable to shares outstanding      $4,703,639
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $4,712,585
-----------------------------------------------------------
Undistributed net investment income (loss)           (2,439)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies      (12,461)
-----------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies                   5,954
===========================================================
                                                 $4,703,639
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $2,130,518
___________________________________________________________
===========================================================
Class B                                          $  913,179
___________________________________________________________
===========================================================
Class C                                          $  912,761
___________________________________________________________
===========================================================
Institutional Class                              $  747,181
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             213,905
___________________________________________________________
===========================================================
Class B                                              91,742
___________________________________________________________
===========================================================
Class C                                              91,694
___________________________________________________________
===========================================================
Institutional Class                                  75,001
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $     9.96
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $9.96 / 94.50%)          $    10.54
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $     9.95
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $     9.95
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $     9.96
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period March 31, 2006 (date operations commenced) through April 30, 2006 (Unaudited)

INVESTMENT INCOME:

Interest                                                      $  4,283
======================================================================

EXPENSES:

Advisory fees                                                    3,188
----------------------------------------------------------------------
Administrative services fees                                     4,247
----------------------------------------------------------------------
Custodian fees                                                   1,537
----------------------------------------------------------------------
Distribution fees:
  Class A                                                          334
----------------------------------------------------------------------
  Class B                                                          718
----------------------------------------------------------------------
  Class C                                                          726
----------------------------------------------------------------------
Transfer agent fees -- A, B and C                                  500
----------------------------------------------------------------------
Transfer agent fees -- Institutional                                 2
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                          861
----------------------------------------------------------------------
Registration and filing fees                                     6,446
----------------------------------------------------------------------
Reports to shareholders                                          4,500
----------------------------------------------------------------------
Professional services fees                                      31,219
----------------------------------------------------------------------
Other                                                            1,390
======================================================================
    Total expenses                                              55,668
======================================================================
Less: Fees waived and expenses reimbursed                      (48,946)
======================================================================
    Net expenses                                                 6,722
======================================================================
Net investment income (loss)                                    (2,439)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                                         (4,325)
----------------------------------------------------------------------
  Foreign currencies                                            (8,136)
======================================================================
                                                               (12,461)
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          6,917
----------------------------------------------------------------------
  Foreign currencies                                              (963)
======================================================================
                                                                 5,954
======================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                    (6,507)
======================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (8,946)
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period March 31, 2006 (Date operations commenced) through April 30, 2006 (Unaudited)

                                                                   2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (2,439)
--------------------------------------------------------------------------
  Net realized gain (loss) on investment securities and
    foreign currencies                                             (12,461)
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                                5,954
==========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                     (8,946)
==========================================================================
Share transactions-net:
  Class A                                                        2,129,697
--------------------------------------------------------------------------
  Class B                                                          916,440
--------------------------------------------------------------------------
  Class C                                                          916,271
--------------------------------------------------------------------------
  Institutional Class                                              750,177
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                4,712,585
==========================================================================
    Net increase in net assets                                   4,703,639
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,439))                                  $4,703,639
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Japan Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on March 31, 2006.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Asset Management (Japan) Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.70%, 2.45%, 2.45% and 1.45% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the period March 31, 2006 (date operations commenced) to April 30, 2006, AIM waived fees and reimbursed expenses of $48,444 and reimbursed class level expenses of $240, $130, $130 and $2 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For period March 31, 2006 (date operations commenced) to April 30, 2006, AMVESCAP did not reimburse any expense.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period March 31, 2006 (date operations commenced) to April 30, 2006, AIM was paid $4,247.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and to reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund paid AISI $500 for Class A, Class B and Class C share classes and $2 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period March 31, 2006 (date operations commenced) to April 30, 2006, the Class A, Class B and Class C shares paid $334, $718 and $726, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period March 31, 2006 (date operations commenced) to April 30, 2006, ADI advised the Fund that it retained $2,914 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period March 31, 2006 (date operations commenced) to April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to April 30, 2006 was $4,477,558 and $85,421, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 115,618
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (108,701)
===============================================================================
Net unrealized appreciation of investment securities                $   6,917
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 7--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                           CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------
                                                                  MARCH 31, 2006
                                                                 (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                APRIL 30, 2006(a)
                                                              ----------------------
                                                               SHARES       AMOUNT
------------------------------------------------------------------------------------
Sold:
  Class A                                                     216,669     $2,156,907
------------------------------------------------------------------------------------
  Class B                                                      91,818        917,004
------------------------------------------------------------------------------------
  Class C                                                      93,710        936,068
------------------------------------------------------------------------------------
  Institutional Class                                          75,001        750,010
====================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          76            757
------------------------------------------------------------------------------------
  Class B                                                         (76)          (757)
====================================================================================
Reacquired:(b)
  Class A                                                      (2,840)       (27,967)
------------------------------------------------------------------------------------
  Class B                                                          --            193
------------------------------------------------------------------------------------
  Class C                                                      (2,016)       (19,797)
------------------------------------------------------------------------------------
  Institutional Class                                              --            167
====================================================================================
                                                              472,342     $4,712,585
____________________________________________________________________________________
====================================================================================

(a)  64% of shares outstanding are owned by AIM.
(b) Amount is net of redemption fees of $407, $193, $200 and $167 for Class A, Class B, Class C and Institutional Class shares, respectively, for the period March 31, 2006 (date operations commenced) to April 30, 2006.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   CLASS A                CLASS B             CLASS C         INSTITUTIONAL CLASS
                                               ----------------       ----------------    ----------------    -------------------
                                                MARCH 31, 2006         MARCH 31, 2006      MARCH 31, 2006       MARCH 31, 2006
                                               (DATE OPERATIONS       (DATE OPERATIONS    (DATE OPERATIONS     (DATE OPERATIONS
                                                COMMENCED) TO          COMMENCED) TO       COMMENCED) TO         COMMENCED) TO
                                                  APRIL 30,              APRIL 30,           APRIL 30,             APRIL 30,
                                                     2006                   2006                2006                 2006
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.00                 $10.00              $10.00               $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.00)                 (0.01)              (0.01)               (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.04)                 (0.04)              (0.04)               (0.04)
=================================================================================================================================
    Total from investment operations                 (0.04)                 (0.05)              (0.05)               (0.04)
=================================================================================================================================
Net asset value, end of period                      $ 9.96                 $ 9.95              $ 9.95               $ 9.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                      (0.40)%                (0.50)%             (0.50)%              (0.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,131                 $  913              $  913               $  747
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements(b)                                 1.70%                  2.45%               2.45%                1.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(b)                                16.09%                 16.84%              16.84%               15.66%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets(b)                              (0.44)%                (1.19)%             (1.19)%              (0.19)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(c)                               2%                     2%                  2%                   2%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,571,098, $844,979, $854,852 and $744,243 for Class A, Class B, Class
     C and Institutional Class shares, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM JAPAN FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                INVESCO Asset Management (Japan) Limited
                                                                                Shiroyama Trust Tower 25th Floor
                                                                                3-1 Toranomon 4-Chrome
                                                                                Chiyoda-Ku
                                                                                Minato-Ku, Tokyo 105-6025
                                                                                Japan

            DOMESTIC EQUITY                               SECTOR EQUITY                        AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund        AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                           AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund               AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund               AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund               AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                              DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                       AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                        AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                  FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
      INTERNATIONAL/GLOBAL EQUITY            Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund           ================================================================================
AIM International Growth Fund                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Small Company Fund(1)      FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Fund                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.



AIMinvestments.com                 JAP-SAR-1            A I M Distributors, Inc.

                                  [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------------
Mutual    Retirement    Annuities    College    Separately    Offshore      Cash             [AIM INVESTMENT LOGO]
Funds     Products                   Savings    Managed       Products      Management      --Registered Trademark--
                                     Plans      Accounts
--------------------------------------------------------------------------------------

                                                       AIM TRIMARK ENDEAVOR FUND
                              Semiannual Report to Shareholders o April 30, 2006

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

====================================================================================================================================
AIM TRIMARK ENDEAVOR FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged STANDARD & POOR'S            The Fund provides a complete list of its
                                             COMPOSITE INDEX OF 500 STOCKS (the S&P       holdings four times in each fiscal year,
o Class B shares are not available as an     500--Registered Trademark-- Index) is an     at the quarter-ends. For the second and
investment for retirement plans              index of common stocks frequently used       fourth quarters, the lists appear in the
maintained pursuant to Section 401 of        as a general measure of U.S. stock           Fund's semiannual and annual reports to
the Internal Revenue Code, including         market performance.                          shareholders. For the first and third
401(k) plans, money purchase pension                                                      quarters, the Fund files the lists with
plans and profit sharing plans, except       o The Fund is not managed to track the       the Securities and Exchange Commission
for plans that have existing accounts        performance of any particular index,         (SEC) on Form N-Q. The most recent list
invested in Class B shares.                  including the indexes defined here, and      of portfolio holdings is available at
                                             consequently, the performance of the         AIMinvestments.com. From our home page,
o Class R shares are available only to       Fund may deviate significantly from the      click on Products & Performance, then
certain retirement plans. Please see the     performance of the index.                    Mutual Funds, then Fund Overview. Select
prospectus for more information.                                                          your Fund from the drop-down menu and
                                             o A direct investment cannot be made in      click on Complete Quarterly Holdings.
PRINCIPAL RISKS OF INVESTING IN THE FUND     an index. Unless otherwise indicated,        Shareholders can also look up the Fund's
                                             index results include reinvested             Forms N-Q on the SEC Web site at
o The Fund may invest up to 25% of its       dividends, and they do not reflect sales     sec.gov. Copies of the Fund's Forms N-Q
assets in the securities of non-U.S.         charges. Performance of an index of          may be reviewed and copied at the SEC
issuers. International investing             funds reflects fund expenses;                Public Reference Room at 450 Fifth
presents certain risks not associated        performance of a market index does not.      Street, N.W., Washington, D.C.
with investing solely in the United                                                       20549-0102. You can obtain information
States. These include risks relating to      OTHER INFORMATION                            on the operation of the Public Reference
fluctuations in the value of the U.S.                                                     Room, including information about
dollar relative to the values of other       o The returns shown in the management's      duplicating fee charges, by calling
currencies, the custody arrangements         discussion of Fund performance are based     202-942-8090 or 800-732-0330,or by
made for the Fund's foreign holdings,        on net asset values calculated for           electronic request at the following
differences in accounting, political         shareholder transactions. Generally          e-mail address: publicinfo@sec.gov. The
risks and the lesser degree of public        accepted accounting principles require       SEC file numbers for the Fund are
information required to be provided by       adjustments to be made to the net assets     811-05426 and 033-19338.
non-U.S. companies.                          of the Fund at period end for financial
                                             reporting purposes, and as such, the net     A description of the policies and
o By concentrating on a small number of      asset values for shareholder                 procedures that the Fund uses to
holdings, the Fund carries greater risk      transactions and the returns based on        determine how to vote proxies relating
because each investment has a greater        those net asset values may differ from       to portfolio securities is available
effect on the Fund's overall                 the net asset values and returns             without charge, upon request, from our
performance.                                 reported in the Financial Highlights.        Client Services department at
                                                                                          800-959-4246 or on the AIM Web site,
o The Fund may not reach its objective       o Industry classifications used in this      AIMinvestments.com. On the home page,
if the manager chooses to maintain a         report are generally according to the        scroll down and click on AIM Funds Proxy
significant amount of cash in a rising       Global Industry Classification Standard,     Policy. The information is also
market.                                      which was developed by and is the            available on the SEC Web site, sec.gov.
                                             exclusive property and a service mark of
ABOUT INDEXES USED IN THIS REPORT            Morgan Stanley Capital International         Information regarding how the Fund voted
                                             Inc. and Standard & Poor's.                  proxies related to its portfolio
o The unmanaged LIPPER                                                                    securities during the 12 months ended
MID-CAP--Registered Trademark-- CORE                                                      June 30, 2005,is available at our Web
FUND INDEX represents an average of                                                       site. Go to AIMinvestments.com, access
the performance of the 30 largest                                                         the About Us tab, click on Required
mid-capitalization core funds tracked by                                                  Notices and then click on Proxy Voting
Lipper Inc., an independent mutual fund                                                   Activity. Next, select the Fund from the
performance monitor.                                                                      drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.
o The unmanaged RUSSELL
MIDCAP--Registered Trademark-- INDEX
represents the performance of the stocks
of domestic mid-capitalization
companies.
                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS
=============================================================================
                                                                                          Class A Shares                   ATDAX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class B Shares                   ATDBX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class C Shares                   ATDCX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class R Shares                   ATDRX

=============================================================================             ==========================================

===============================================================================
NOT FDIC INSURED                    MAY LOSE VALUE             NO BANK GUARANTEE
===============================================================================

AIMinvestments.com

AIM TRIMARK ENDEAVOR FUND

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark-- :

                    We're pleased to provide you with this semiannual report,
    [PHOTO OF       which includes a discussion of how your Fund was managed for
    ROBERT H.       the six months ended April 30, 2006, and what factors
     GRAHAM]        affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
ROBERT H. GRAHAM    Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and
    [PHOTO OF       negative beginning in May, after the close of the reporting
 PHILIP TAYLOR]     period. Inflation fears were the primary cause of this
                    volatility and negativity:

                       o   Amid signs of rising inflation, the U.S. Federal
                           Reserve Board stated that additional interest rate
  PHILIP TAYLOR            hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                       In the short term, the one sure thing about markets is
                    their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR
                    -----------------------------------     --------------------
                    Robert H. Graham                        Philip Taylor
                    President & Vice Chair -- AIM Funds     CEO, AIM Investments
                    Chair, AIM Investments

                    June 19, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TRIMARK ENDEAVOR FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
[PHOTO OF BRUCE L.  Funds--as well as my first full year as your board's
     CROCKETT]      independent chair--I can assure you that shareholder
                    interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
 BRUCE L. CROCKETT  you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board
                         approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the
                         merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and
                         Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ------------------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM TRIMARK ENDEAVOR FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================

PERFORMANCE SUMMARY                          =========================================    to five years. We use this long-term
                                                                                          approach because we believe good business
    For the six months ended April           FUND VS. INDEXES                             strategies usually take that amount of
30,2006, all share classes of AIM Trimark                                                 time to be implemented and to produce
Endeavor Fund, at net asset value,           CUMULATIVE TOTAL RETURNS,                    strong earnings growth. We also use a
outperformed the broad market,               10/31/05-4/30/06, EXCLUDING APPLICABLE       concentrated portfolio approach,
represented by the S&P 500 Index; the        SALES CHARGES. IF SALES CHARGES WERE         constructing a portfolio of about 25 to
Fund's style-specific index, the Russell     INCLUDED, RETURNS WOULD BE LOWER.            50 stocks. We believe this allows each
Midcap Index; and the Fund's peer group                                                   investment opportunity to materially
index, the Lipper Mid-Cap Core Fund          Class A Shares                     19.75%    impact the Fund's performance.
Index.
                                             Class B Shares                     19.22         While deliberate efforts are made to
    Your Fund's outperformance was driven                                                 reduce risk through industry
largely by above-market returns from         Class C Shares                     19.22     diversification, our primary method of
selected investments in the consumer                                                      attempting to reduce risk is to purchase
discretionary and industrials sectors.       Class R Shares                     19.58     businesses that are trading below their
While all sectors made positive                                                           estimated intrinsic value. Thus, if our
contributions to overall return, primary     S&P 500 Index (Broad Market Index)  9.63     assessment of the company's future is
detractors from performance were selected                                                 incorrect and the stock declines in
investments in the health care and           Russell Midcap Index                         price, the impact may be tempered since
financials sectors.                          (Style-specific Index)             14.35     we originally acquired the stock at less
                                                                                          than its estimated intrinsic value.
                                             Lipper Mid-Cap Core Fund Index
                                             (Peer Group Index)                 14.60         Holdings are considered for sale if:

                                             SOURCE: LIPPER INC.                          o A more attractive investment
                                                                                          opportunity exists
                                             =========================================
                                                 Please turn to page 5 for your Fund's    o Full value of the investment is deemed
                                             long-term performance.                       to have been realized
======================================================================================
                                                                                              Holdings are also considered for sale
HOW WE INVEST                                based on its future cash flows,              if the original thesis for buying them
                                             management performance and business          changes due to a fundamental negative
We view ourselves as business people         fundamentals.                                change in management strategy or a
buying businesses, and we consider the                                                    fundamental negative change in the
purchase of a stock as an ownership              In conducting a comprehensive            competitive environment.
interest in a business. We strive to         analysis of a company, we strive to
develop a proprietary view of a business     identify primarily U.S. stocks of            MARKET CONDITIONS AND YOUR FUND
through in-depth, fundamental research       companies with:
that includes careful financial statement                                                 Most equity markets posted healthy gains
analysis and meetings with company           o Sustainable competitive advantages         during the reporting period as favorable
management teams. We then seek to                                                         economic growth trends and solid
purchase businesses whose stock prices       o Strong growth prospects                    corporate profits over-shadowed rising
are below what we have calculated to be                                                   interest rates and oil prices. Materials
the true value of the company                o High barriers to entry                     and energy stocks led the market for

                                             o Capable management teams                                                 (continued)

                                                 Also central to the Trimark
                                             discipline is our adherence to an
                                             investment horizon of three

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1. Health Care Equipment           7.7%       1. Tempur-Pedic International
Consumer Discretionary            32.1%      2. Apparel, Accessories                          Inc.                            5.6%
Health Care                       18.4          & Luxury Goods                  7.0        2. Liz Claiborne, Inc.             5.0
Industrials                       17.0       3. Brewers                         5.9        3. North Fork Bancorp., Inc.       4.9
Financials                        12.5       4. Home Furnishings                5.6        4. Ross Stores, Inc.               4.9
Consumer Staples                   5.9       5. Regional Banks                  4.9        5. Manpower Inc.                   4.8
Information Technology             5.9                                                     6. WellPoint Inc.                  4.6
Materials                          1.6       TOTAL NET ASSETS         $96.4 MILLION        7. Polaris Industries Inc.         4.4
Money Market Funds Plus                                                                    8. Plantronics, Inc.               4.3
Other Assets Less Liabilities      6.6       TOTAL NUMBER OF HOLDINGS*           29        9. Arthur J. Gallagher & Co.       4.0
                                                                                          10. Investors Financial Services
                                                                                              Corp.                           3.7

The Fund's portfolio is subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excludes money market fund holdings.
=========================================    =========================================    =========================================

AIM TRIMARK ENDEAVOR FUND

the period, following a 17% rise in spot     from the opening up of several               term events or outlooks. Market
crude prices and continued higher prices     historically tight labor markets during      volatility allows us to take advantage of
for industrial commodities such as gold,     the period. Tempur-Pedic is a                investment opportunities we believe may
steel and aluminum. Health care and          manufacturer of premium visco-elastic        potentially benefit your Fund in the long
utilities stocks generally trailed the       mattresses and pillows. While memory foam    term.
market during the period.                    only makes up a small portion of the
                                             total bedding market, Tempur-Pedic enjoys        While we can never predict future
    Although the energy and materials        a significant market share within this       Fund performance, we pledge to you that
sectors performed strongly during the        niche. Combined with an outstanding          we will continually strive to upgrade the
period, we maintained our limited            management team and attractive valuation,    quality of your Fund's portfolio. As
exposure to oil, gas and base metal          this company represents many of the          always, we thank you for your investment
companies. At the close of the reporting     attributes we look for in a business.        in AIM Trimark Endeavor Fund and for
period believed most of these companies                                                   sharing our long-term investment
were trading at very high prices that            While few Fund holdings declined         perspective.
reflected much higher long-term commodity    during the reporting period, and only
price expectations than we believed were     modestly, the Fund's largest detractors      The views and opinions expressed in
sustainable.                                 from performance were health care plan       management's discussion of Fund
                                             provider WELLPOINT and insurance broker      performance are those of A I M Advisors,
    Our investment approach focuses on       ARTHUR J. GALLAGHER.                         Inc. These views and opinions are
individual businesses rather than market                                                  subject to change at any time based on
sectors. Therefore, your Fund shares             WellPoint is the largest health          factors such as market and economic
little in common with sector weightings      benefits company in the United States.       conditions. These views and opinions may
of the Fund's indexes. However, if we        The company has gained significant market    not be relied upon as investment advice
were to broadly categorize businesses        share through its relationship with Blue     or recommendations, or as an offer for a
with which we had the most success during    Cross--Registered Trademark-- Blue           particular security. The information is
the reporting period, select investments     Shield--Registered Trademark-- providers.    not a complete analysis of every aspect
in the consumer discretionary and            WellPoint was one of your Fund's best        of any market, country, industry,
industrials sectors aided Fund               performers in 2005, and our long-term        security or the Fund. Statements of fact
performance versus the Russell Midcap        view of the company has not changed.         are from sources considered reliable,
Index. Our underweight position in           Arthur J. Gallagher declined modestly on     but A I M Advisors, Inc. makes no
materials stocks slightly hindered Fund      fears that a change in commission            representation or warranty as to their
performance relative to the index. Our       practices would negatively impact            completeness or accuracy. Although
small cash position also detracted from      earnings.                                    historical performance is no guarantee
relative performance during the period.                                                   of future results, these insights may
                                                 During the reporting period, we sold     help you understand our investment
    In addition, our positions in foreign    our positions in FUGRO and MUNTERS AB,       management philosophy.
securities contributed to the Fund's         taking profits in these companies that
outperformance versus the Russell Midcap     have performed well. We also initiated a            See important Fund and index
Index for the period. We typically invest    new position in trucking company CON-WAY,      disclosures on the inside front cover.
20%-25% of your Fund's assets in foreign     one of the largest non-union,
companies, and we attempt to partially       "less-than-truckload" operators. A                       GEOFF MACDONALD, Chartered
limit our exposure to currency               less-than-truckload operator transports                  Financial Analyst, portfolio
fluctuations by using currency hedges. (A    relatively small loads, in which cargo       [MACDONALD  manager, is lead portfolio
currency hedge is the purchase or sale of    from multiple shippers is consolidated         PHOTO]    manager of AIM Trimark
a foreign currency with respect to           into one truckload. There are large                      Endeavor Fund. Mr. MacDonald
portfolio security positions denominated     barriers to entry in this type of            joined AIM Trimark Investments in 1998.
or quoted in that currency.) Over the        business, providing Con-way with what we     Prior to that, he worked as an investment
long term, this technique has allowed us     believe is a significant competitive         analyst and portfolio manager at another
to lock in current exchange rates so the     advantage. The company also has a strong     investment firm. He earned a B.B.A. from
returns of our foreign stocks are            infrastructure and impressive logistical     Bishop's University and an M.B.A. from
representative of their local currency       operations.                                  the University of Windsor.
returns. While our foreign holdings
performed well, our Euro currency hedge      IN CLOSING                                               JEFF HYRICH, Chartered
detracted from the Fund's overall                                                                     Financial Analyst, portfolio
performance during the reporting period.     For the reporting period, the Fund           [HYRICH     manager, is a manager of AIM
However, the detraction from the Fund's      delivered strong double-digit returns. It     PHOTO]     Trimark Endeavor Fund. Mr.
performance due to the hedge was offset      would be imprudent for us to suggest that                Hyrich joined AIM Trimark
by the positive contribution of the          such a level of performance is               Investments in 1999. Prior to that, he
underlying securities.                       sustainable over the long term. During       worked as an investment analyst and
                                             the period, we remained committed to our     portfolio manager at another investment
    Among the top contributors to overall    disciplined strategy of selecting            firm. He earned his undergraduate degree
Fund performance for the reporting period    holdings based on the strengths of the       in finance and accounting from the
were MANPOWER and TEMPUR-PEDIC.              individual companies, and we continued to    University of Manitoba.
                                             focus on quality businesses trading at
    Manpower is a world leader in the        attractive values relative to what we
employment services industry. The company    believe are their long-term prospects. In              [RIGHT ARROW GRAPHIC]
benefited                                    contrast, the market is often driven by
                                             short-                                       FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM TRIMARK ENDEAVOR FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    =========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (11/4/03)                15.08%    CLASS A SHARES
 1 Year                            19.08     Inception (11/4/03)                14.76%
                                              1 Year                            11.96
CLASS B SHARES
Inception (11/4/03)                15.98%    CLASS B SHARES
 1 Year                            19.98     Inception (11/4/03)                15.73%
                                              1 Year                            12.58
CLASS C SHARES
Inception (11/4/03)                16.94%    CLASS C SHARES
 1 Year                            23.98     Inception (11/4/03)                16.74%
                                              1 Year                            16.58
CLASS R SHARES
Inception                          17.43%    CLASS R SHARES
 1 Year                            25.62     Inception                          17.21%
                                              1 Year                            18.16

=========================================    =========================================

CLASS R SHARES' INCEPTION DATE IS APRIL          PERFORMANCE FIGURES REFLECT              TO 0% AT THE BEGINNING OF THE SEVENTH
30, 2004. RETURNS SINCE THAT DATE ARE        REINVESTED DISTRIBUTIONS, CHANGES IN NET     YEAR. THE CDSC ON CLASS C SHARES IS 1%
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    ASSET VALUE AND THE EFFECT OF THE MAXIMUM    FOR THE FIRST YEAR AFTER PURCHASE. CLASS
BLENDED RETURNS OF HISTORICAL CLASS R        SALES CHARGE UNLESS OTHERWISE STATED.        R SHARES DO NOT HAVE A FRONT-END SALES
SHARE PERFORMANCE AND RESTATED CLASS A       PERFORMANCE FIGURES DO NOT REFLECT           CHARGE; RETURNS SHOWN ARE AT NET ASSET
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      DEDUCTION OF TAXES A SHAREHOLDER WOULD       VALUE AND DO NOT REFLECT A 0.75% CDSC
THE INCEPTION DATE OF CLASS R SHARES) AT     PAY ON FUND DISTRIBUTIONS OR SALE OF FUND    THAT MAY BE IMPOSED ON A TOTAL REDEMPTION
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SHARES. INVESTMENT RETURN AND PRINCIPAL      OF RETIREMENT PLAN ASSETS WITHIN THE
HIGHER RULE 12B-1 FEES APPLICABLE TO         VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    FIRST YEAR.
CLASS R SHARES. CLASS A SHARES' INCEPTION    A GAIN OR LOSS WHEN YOU SELL SHARES.
DATE IS NOVEMBER 4, 2003.                                                                     THE PERFORMANCE OF THE FUND'S SHARE
                                                 CLASS A SHARE PERFORMANCE REFLECTS       CLASSES WILL DIFFER DUE TO DIFFERENT
    THE PERFORMANCE DATA QUOTED REPRESENT    THE MAXIMUM 5.50% SALES CHARGE, AND CLASS    SALES CHARGE STRUCTURES AND CLASS
PAST PERFORMANCE AND CANNOT GUARANTEE        B AND CLASS C SHARE PERFORMANCE REFLECTS     EXPENSES.
COMPARABLE FUTURE RESULTS; CURRENT           THE APPLICABLE CONTINGENT DEFERRED SALES
PERFORMANCE MAY BE LOWER OR HIGHER.          CHARGE (CDSC) FOR THE PERIOD INVOLVED.           HAD THE ADVISOR NOT WAIVED FEES
PLEASE VISIT OUR WEB SITE AT                 THE CDSC ON CLASS B SHARES DECLINES FROM     AND/OR REIMBURSED EXPENSES IN THE PAST,
AIMINVESTMENTS.COM FOR THE MOST RECENT       5% BEGINNING AT THE TIME OF PURCHASE         PERFORMANCE WOULD HAVE BEEN LOWER.
MONTH-END PERFORMANCE.

AIM TRIMARK ENDEAVOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600      you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),      information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in    of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled         To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
ongoing costs (in dollars) of investing      PURPOSES                                     in the table are meant to highlight your
in the Fund and to compare these costs                                                    ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information    transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and        charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate     redemptions, and redemption fees, if any.
entire period November 1, 2005, through      of return of 5% per year before expenses,    Therefore, the hypothetical information
April 30, 2006.                              which is not the Fund's actual return.       is useful in comparing ongoing costs
                                             The Fund's actual cumulative total           only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses    relative total costs of owning different
                                             for the six months ended April 30, 2006,     funds. In addition, if these
The table below provides information         appear in the table "Fund vs. Indexes" on    transactional costs were included, your
about actual account values and actual       page 3.                                      costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================
                                                                                   HYPOTHETICAL
                                                  ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING             ENDING              EXPENSES             ENDING              EXPENSES              ANNUALIZED
SHARE        ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE         PAID DURING              EXPENSE
CLASS          (11/1/05)          (4/30/06)(1)          PERIOD(2)           (4/30/06)             PERIOD(2)               RATIO
  A            $1,000.00            $1,197.50             $ 8.50             $1,017.06              $ 7.80                 1.56%
  B             1,000.00             1,192.20              12.56              1,013.34               11.53                 2.31
  C             1,000.00             1,192.20              12.56              1,013.34               11.53                 2.31
  R             1,000.00             1,195.80               9.85              1,015.82                9.05                 1.81

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                         [ARROW       For More Information Visit
                                         BUTTON           AIMinvestments.com
                                         IMAGE]

AIM TRIMARK ENDEAVOR FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      AIM currently is providing satisfactory      until October 31, 2005. The Board
Funds (the "Board") oversees the             services in accordance with the terms of     considered the effect these fee
management of AIM Trimark Endeavor Fund      the Advisory Agreement.                      waivers/expense limitations would have on
(the "Fund") and, as required by law,                                                     the Fund's estimated expenses for the
determines annually whether to approve       o The performance of the Fund relative to    Fund.
the continuance of the Fund's advisory       comparable funds. The Board reviewed the
agreement with A I M Advisors, Inc.          performance of the Fund during the past      o Breakpoints and economies of scale. The
("AIM"). Based upon the recommendation of    one calendar year against the performance    Board reviewed the structure of the
the Investments Committee of the Board,      of funds advised by other advisors with      Fund's advisory fee under the Advisory
at a meeting held on June 30, 2005, the      investment strategies comparable to those    Agreement, noting that it includes one
Board, including all of the independent      of the Fund. The Board noted that the        breakpoint. The Board reviewed the level
trustees, approved the continuance of the    Fund's performance in such period was        of the Fund's advisory fees, and noted
advisory agreement (the "Advisory            above the median performance of such         that such fees, as a percentage of the
Agreement") between the Fund and AIM for     comparable funds. Based on this review,      Fund's net assets, would decrease as net
another year, effective July 1, 2005.        the Board concluded that no changes          assets increase because the Advisory
                                             should be made to the Fund and that it       Agreement includes a breakpoint. The
    The Board considered the factors         was not necessary to change the Fund's       Board noted that, due to the Fund's
discussed below in evaluating the            portfolio management team at this time.      current asset levels and the way in which
fairness and reasonableness of the                                                        the advisory fee breakpoints have been
Advisory Agreement at the meeting on June    o The performance of the Fund relative to    structured, the Fund has yet to benefit
30, 2005 and as part of the Board's          indices. The Board reviewed the              from the breakpoint. The Board noted that
ongoing oversight of the Fund. In their      performance of the Fund during the past      AIM has contractually agreed to waive
deliberations, the Board and the             one calendar year against the performance    advisory fees of the Fund through June
independent trustees did not identify any    of the Lipper Mid-Cap Core Index. The        30, 2006 to the extent necessary so that
particular factor that was controlling,      Board noted that the Fund's performance      the advisory fees payable by the Fund do
and each trustee attributed different        in such period was above the performance     not exceed a specified maximum advisory
weights to the various factors.              of such Index. Based on this review, the     fee rate, which maximum rate includes
                                             Board concluded that no changes should be    breakpoints and is based on net asset
    One of the responsibilities of the       made to the Fund and that it was not         levels. The Board concluded that the
Senior Officer of the Fund, who is           necessary to change the Fund's portfolio     Fund's fee levels under the Advisory
independent of AIM and AIM's affiliates,     management team at this time.                Agreement therefore would reflect
is to manage the process by which the                                                     economies of scale at higher asset levels
Fund's proposed management fees are          o Meeting with the Fund's portfolio          and that it was not necessary to change
negotiated to ensure that they are           managers and investment personnel. With      the advisory fee breakpoints in the
negotiated in a manner which is at arm's     respect to the Fund, the Board is meeting    Fund's advisory fee schedule.
length and reasonable. To that end, the      periodically with such Fund's portfolio
Senior Officer must either supervise a       managers and/or other investment             o Investments in affiliated money market
competitive bidding process or prepare an    personnel and believes that such             funds. The Board also took into account
independent written evaluation. The          individuals are competent and able to        the fact that uninvested cash and cash
Senior Officer has recommended an            continue to carry out their                  collateral from securities lending
independent written evaluation in lieu of    responsibilities under the Advisory          arrangements (collectively, "cash
a competitive bidding process and, upon      Agreement.                                   balances") of the Fund may be invested in
the direction of the Board, has prepared                                                  money market funds advised by AIM
such an independent written evaluation.      o Overall performance of AIM. The Board      pursuant to the terms of an SEC exemptive
Such written evaluation also considered      considered the overall performance of AIM    order. The Board found that the Fund may
certain of the factors discussed below.      in providing investment advisory and         realize certain benefits upon investing
In addition, as discussed below, the         portfolio administrative services to the     cash balances in AIM advised money market
Senior Officer made certain                  Fund and concluded that such performance     funds, including a higher net return,
recommendations to the Board in              was satisfactory.                            increased liquidity, increased
connection with such written evaluation.                                                  diversification or decreased transaction
                                             o Fees relative to those of clients of       costs. The Board also found that the Fund
    The discussion below serves as a         AIM with comparable investment               will not receive reduced services if it
summary of the Senior Officer's              strategies. The Board noted that AIM does    invests its cash balances in such money
independent written evaluation and           not serve as an advisor to other mutual      market funds. The Board noted that, to
recommendations to the Board in              funds or other clients with investment       the extent the Fund invests in affiliated
connection therewith, as well as a           strategies comparable to those of the        money market funds, AIM has voluntarily
discussion of the material factors and       Fund.                                        agreed to waive a portion of the advisory
the conclusions with respect thereto that                                                 fees it receives from the Fund
formed the basis for the Board's approval    o Fees relative to those of comparable       attributable to such investment. The
of the Advisory Agreement. After             funds with other advisors. The Board         Board further determined that the
consideration of all of the factors below    reviewed the advisory fee rate for the       proposed securities lending program and
and based on its informed business           Fund under the Advisory Agreement. The       related procedures with respect to the
judgment, the Board determined that the      Board compared effective contractual         lending Fund is in the best interests of
Advisory Agreement is in the best            advisory fee rates at a common asset         the lending Fund and its respective
interests of the Fund and its                level and noted that the Fund's rate was     shareholders. The Board therefore
shareholders and that the compensation to    below the median rate of the funds           concluded that the investment of cash
AIM under the Advisory Agreement is fair     advised by other advisors with investment    collateral received in connection with
and reasonable and would have been           strategies comparable to those of the        the securities lending program in the
obtained through arm's length                Fund that the Board reviewed. The Board      money market funds according to the
negotiations.                                noted that AIM has agreed to waive           procedures is in the best interests of
                                             advisory fees of the Fund and to limit       the lending Fund and its respective
o The nature and extent of the advisory      the Fund's total operating expenses, as      shareholders.
services to be provided by AIM. The Board    discussed below. Based on this review,
reviewed the services to be provided by      the Board concluded that the advisory fee    o Independent written evaluation and
AIM under the Advisory Agreement. Based      rate for the Fund under the Advisory         recommendations of the Fund's Senior
on such review, the Board concluded that     Agreement was fair and reasonable.           Officer. The Board noted that, upon their
the range of services to be provided by                                                   direction, the Senior Officer of the
AIM under the Advisory Agreement was         o Expense limitations and fee waivers.       Fund, who is independent of AIM and AIM's
appropriate and that AIM currently is        The Board noted that AIM has                 affiliates, had prepared an independent
providing services in accordance with the    contractually agreed to waive advisory       written evaluation in order to assist the
terms of the Advisory Agreement.             fees of the Fund through June 30, 2006 to    Board in determining the reasonableness
                                             the extent necessary so that the advisory    of the proposed management fees of the
o The quality of services to be provided     fees payable by the Fund do not exceed a     AIM Funds, including the Fund. The Board
by AIM. The Board reviewed the               specified maximum advisory fee rate,         noted that the Senior Officer's written
credentials and experience of the            which maximum rate includes breakpoints      evaluation had been relied upon by the
officers and employees of AIM who will       and is based on net asset levels. The        Board in this regard in lieu of a
provide investment advisory services to      Board considered the contractual nature      competitive bidding process. In
the Fund. In reviewing the qualifications    of this fee waiver and noted that it         determining whether to continue the
of AIM to provide investment advisory        remains in effect until June 30, 2006.       Advisory Agreement for the Fund, the
services, the Board reviewed the             The Board also noted that AIM has            Board considered the Senior Officer's
qualifications of AIM's investment           contractually agreed to waive fees and/or    written evaluation and the recommendation
personnel and considered such issues as      limit expenses of the Fund through           made by the Senior Officer to the Board
AIM's portfolio and product review           October 31, 2005 so that total annual        that the Board consider implementing a
process, various back office support         operating expenses are limited to a          process to assist them in more closely
functions provided by AIM and AIM's          specified percentage of average daily net    monitoring
equity and fixed income trading              assets for each class of the Fund. The
operations. Based on the review of these     Board considered the contractual nature
and other factors, the Board concluded       of this fee waiver/expense limitation and
that the quality of services to be           noted that it remains in effect
provided by AIM was appropriate and that

                                                                                                                         (continued)

AIM TRIMARK ENDEAVOR FUND

the performance of the AIM Funds. The        and practices. The Board concluded that      o The performance of the Fund relative to
Board concluded that it would be             these actions indicated a good faith         indices. The Board reviewed the
advisable to implement such a process as     effort on the part of AIM to adhere to       performance of the Fund during the past
soon as reasonably practicable.              the highest ethical standards, and           one calendar year against the performance
                                             determined that the current regulatory       of the Lipper Mid-Cap Core Index. The
o Profitability of AIM and its               and litigation environment to which AIM      Board noted that the Fund's performance
affiliates. The Board reviewed               is subject should not prevent the Board      in such period was above the performance
information concerning the profitability     from continuing the Advisory Agreement       of such Index. Based on this review, the
of AIM's (and its affiliates') investment    for the Fund.                                Board concluded that no changes should be
advisory and other activities and its                                                     made to the Fund and that it was not
financial condition. The Board considered    APPROVAL OF SUB-ADVISORY AGREEMENT           necessary to change the Fund's portfolio
the overall profitability of AIM, as well                                                 management team at this time.
as the profitability of AIM in connection    The Board oversees the management of the
with managing the Fund. The Board noted      Fund and, as required by law, determines     o Meetings with the Fund's portfolio
that AIM's operations remain profitable,     annually whether to approve the              managers and investment personnel. The
although increased expenses in recent        continuance of the Fund's sub-advisory       Board is meeting periodically with the
years have reduced AIM's profitability.      agreement. Based upon the recommendation     Fund's portfolio managers and/or other
Based on the review of the profitability     of the Investments Committee of the          investment personnel and believes that
of AIM's and its affiliates' investment      Board, at a meeting held on June 30,         such individuals are competent and able
advisory and other activities and its        2005, the Board, including all of the        to continue to carry out their
financial condition, the Board concluded     independent trustees, approved the           responsibilities under the Sub-Advisory
that the compensation to be paid by the      continuance of the sub-advisory agreement    Agreement.
Fund to AIM under its Advisory Agreement     (the "Sub-Advisory Agreement") between
was not excessive.                           AIM Funds Management Inc. (the               o Overall performance of the Sub-Advisor.
                                             "Sub-Advisor") and AIM with respect to       The Board considered the overall
o Benefits of soft dollars to AIM. The       the Fund for another year, effective July    performance of the Sub-Advisor in
Board considered the benefits realized by    1, 2005.                                     providing investment advisory services to
AIM as a result of brokerage transactions                                                 the Fund and concluded that such
executed through "soft dollar"                   The Board considered the factors         performance was satisfactory.
arrangements. Under these arrangements,      discussed below in evaluating the
brokerage commissions paid by the Fund       fairness and reasonableness of the           o Advisory fees, expense limitations and
and/or other funds advised by AIM are        Sub-Advisory Agreement at the meeting on     fee waivers, and breakpoints and
used to pay for research and execution       June 30, 2005 and as part of the Board's     economies of scale. In reviewing these
services. This research is used by AIM in    ongoing oversight of the Fund. In their      factors, the Board considered only the
making investment decisions for the Fund.    deliberations, the Board and the             advisory fees charged to the Fund by AIM
The Board concluded that such                independent trustees did not identify any    and did not consider the sub-advisory
arrangements were appropriate.               particular factor that was controlling,      fees paid by AIM to the Sub-Advisor. The
                                             and each trustee attributed different        Board believes that this approach is
o AIM's financial soundness in light of      weights to the various factors.              appropriate because the sub-advisory fees
the Fund's needs. The Board considered                                                    have no effect on the Fund or its
whether AIM is financially sound and has         The discussion below serves as a         shareholders, as they are paid by AIM
the resources necessary to perform its       discussion of the material factors and       rather than the Fund. Furthermore, AIM
obligations under the Advisory Agreement,    the conclusions with respect thereto that    and the Sub-Advisor are affiliates and
and concluded that AIM has the financial     formed the basis for the Board's approval    the Board believes that the allocation of
resources necessary to fulfill its           of the Sub-Advisory Agreement. After         fees between them is a business matter,
obligations under the Advisory Agreement.    consideration of all of the factors below    provided that the advisory fees charged
                                             and based on its informed business           to the Fund are fair and reasonable.
o Historical relationship between the        judgment, the Board determined that the
Fund and AIM. In determining whether to      Sub-Advisory Agreement is in the best        o Profitability of AIM and its
continue the Advisory Agreement for the      interests of the Fund and its                affiliates. The Board reviewed
Fund, the Board also considered the prior    shareholders.                                information concerning the profitability
relationship between AIM and the Fund, as                                                 of AIM's (and its affiliates') investment
well as the Board's knowledge of AIM's       o The nature and extent of the advisory      advisory and other activities and its
operations, and concluded that it was        services to be provided by the               financial condition. The Board considered
beneficial to maintain the current           Sub-Advisor. The Board reviewed the          the overall profitability of AIM, as well
relationship, in part, because of such       services to be provided by the               as the profitability of AIM in connection
knowledge. The Board also reviewed the       Sub-Advisor under the Sub-Advisory           with managing the Fund. The Board noted
general nature of the non-investment         Agreement. Based on such review, the         that AIM's operations remain profitable,
advisory services currently performed by     Board concluded that the range of            although increased expenses in recent
AIM and its affiliates, such as              services to be provided by the               years have reduced AIM's profitability.
administrative, transfer agency and          Sub-Advisor under the Sub-Advisory           Based on the review of the profitability
distribution services, and the fees          Agreement was appropriate and that the       of AIM's and its affiliates' investment
received by AIM and its affiliates for       Sub-Advisor currently is providing           advisory and other activities and its
performing such services. In addition to     services in accordance with the terms of     financial condition, the Board concluded
reviewing such services, the trustees        the Sub-Advisory Agreement.                  that the compensation to be paid by the
also considered the organizational                                                        Fund to AIM under its Advisory Agreement
structure employed by AIM and its            o The quality of services to be provided     was not excessive.
affiliates to provide those services.        by the Sub-Advisor. The Board reviewed
Based on the review of these and other       the credentials and experience of the        o The Sub-Advisor's financial soundness
factors, the Board concluded that AIM and    officers and employees of the Sub-Advisor    in light of the Fund's needs. The Board
its affiliates were qualified to continue    who will provide investment advisory         considered whether the Sub-Advisor is
to provide non-investment advisory           services to the Fund. Based on the review    financially sound and has the resources
services to the Fund, including              of these and other factors, the Board        necessary to perform its obligations
administrative, transfer agency and          concluded that the quality of services to    under the Sub-Advisory Agreement, and
distribution services, and that AIM and      be provided by the Sub-Advisor was           concluded that the Sub-Advisor has the
its affiliates currently are providing       appropriate, and that the Sub-Advisor        financial resources necessary to fulfill
satisfactory non-investment advisory         currently is providing satisfactory          its obligations under the Sub-Advisory
services.                                    services in accordance with the terms of     Agreement.
                                             the Sub-Advisory Agreement.
o Other factors and current trends. In
determining whether to continue the          o The performance of the Fund relative to
Advisory Agreement for the Fund, the         comparable funds. The Board reviewed the
Board considered the fact that AIM, along    performance of the Fund during the past
with others in the mutual fund industry,     one calendar year against the performance
is subject to regulatory inquiries and       of funds advised by other advisors with
litigation related to a wide range of        investment strategies comparable to those
issues. The Board also considered the        of the Fund. The Board noted that the
governance and compliance reforms being      Fund's performance in such period was
undertaken by AIM and its affiliates,        above the median performance of such
including maintaining an internal            comparable funds. Based on this review,
controls committee and retaining an          the Board concluded that no changes
independent compliance consultant, and       should be made to the Fund and that it
the fact that AIM has undertaken to cause    was not necessary to change the Fund's
the Fund to operate in accordance with       portfolio management team at this time.
certain governance policies

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM TRIMARK ENDEAVOR FUND

INSTITUTIONAL CLASS SHARES                   ========================================         INSTITUTIONAL CLASS SHARES HAVE NO
                                                                                          SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class      For periods ended 4/30/06                    CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview                                                  PERFORMANCE OF OTHER SHARE CLASSES DUE
specific to their holdings.                  Inception                         18.12%     TO DIFFERING SALES CHARGES AND CLASS
Institutional Class shares are offered        1 Year                           26.63      EXPENSES.
exclusively to institutional investors,       6 Months*                        20.00
including defined contribution plans                                                          PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                  ========================================     NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                                                          RECENT RETURNS MAY BE MORE OR LESS THAN
                                             AVERAGE ANNUAL TOTAL RETURNS                 THOSE SHOWN. ALL RETURNS ASSUME
                                             For periods ended 3/31/06, most recent       REINVESTMENT OF DISTRIBUTIONS AT NET
                                             calendar quarter-end                         ASSET VALUE. INVESTMENT RETURN AND
                                                                                          PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                             Inception                         17.87%     SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                                              1 Year                           18.99      OR LESS THAN THEIR ORIGINAL COST. SEE
                                              6 Months*                        16.29      FULL REPORT FOR INFORMATION ON
                                                                                          COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             *Cumulative total return that has not        YOUR FUND PROSPECTUS FOR MORE
                                             been annualized                              INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             ========================================     800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS NOVEMBER 4,
                                             2003.

========================================
NASDAQ SYMBOL                      ATDIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                 T-END-INS-2          A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                      ACTUAL                           HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING            EXPENSES         ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)           PERIOD(2)      (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,200.00              $5.73         $1,019.59            $5.26             1.05%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com                 T-END-INS-2          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-68.93%

APPAREL RETAIL-4.88%

Ross Stores, Inc.                                 153,600   $ 4,706,304
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.97%

Liz Claiborne, Inc.                               122,500     4,783,625
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.66%

Investors Financial Services Corp.                 73,700     3,527,282
=======================================================================

AUTOMOTIVE RETAIL-2.38%

AutoZone, Inc.(a)                                  24,500     2,293,445
=======================================================================

BREWERS-3.54%

Molson Coors Brewing Co.-Class B                   46,204     3,412,627
=======================================================================

COMMUNICATIONS EQUIPMENT-4.26%

Plantronics, Inc.                                 109,400     4,102,500
=======================================================================

HEALTH CARE EQUIPMENT-4.26%

Cytyc Corp.(a)                                     47,800     1,235,630
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)            40,624     2,866,023
=======================================================================
                                                              4,101,653
=======================================================================

HEALTH CARE SUPPLIES-3.39%

DENTSPLY International Inc.                        54,800     3,269,916
=======================================================================

HOME FURNISHINGS-5.63%

Tempur-Pedic International Inc.(a)                343,400     5,422,286
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-4.81%

Manpower Inc.                                      71,200     4,638,680
=======================================================================

INSURANCE BROKERS-3.95%

Arthur J. Gallagher & Co.                         138,700     3,805,928
=======================================================================

LEISURE PRODUCTS-4.42%

Polaris Industries Inc.                            89,000     4,263,100
=======================================================================

MANAGED HEALTH CARE-4.57%

WellPoint Inc.(a)                                  62,000     4,402,000
=======================================================================

PHARMACEUTICALS-2.66%

Endo Pharmaceuticals Holdings Inc.(a)              81,400     2,560,030
=======================================================================

REGIONAL BANKS-4.91%

North Fork Bancorp., Inc.                         157,150     4,734,930
=======================================================================

RESTAURANTS-3.18%

Wendy's International, Inc.                        49,600     3,064,288
=======================================================================

                                                 SHARES        VALUE
-----------------------------------------------------------------------

TRUCKING-3.46%

Con-way Inc.                                       59,900   $ 3,337,628
=======================================================================
    Total Domestic Common Stocks (Cost
      $56,237,913)                                           66,426,222
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-22.39%

AUSTRALIA-3.48%

Cochlear Ltd. (Health Care Equipment)(b)           83,700     3,353,766
=======================================================================

CANADA-1.64%

Tim Hortons, Inc. (Restaurants)(a)                 58,000     1,581,771
=======================================================================

FRANCE-1.64%

Zodiac S.A. (Aerospace & Defense)                  24,500     1,585,768
=======================================================================

IRELAND-7.03%

DCC PLC (Industrial Conglomerates)                 80,200     1,947,876
-----------------------------------------------------------------------
Kingspan Group PLC (Building Products)(b)         172,600     2,852,551
-----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             41,900     1,972,652
=======================================================================
                                                              6,773,079
=======================================================================

JAPAN-1.64%

Nintendo Co., Ltd. (Home Entertainment
  Software)                                        10,600     1,582,506
=======================================================================

MEXICO-5.32%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)     588,900     2,250,600
-----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)(a)                                          135,600     2,874,720
=======================================================================
                                                              5,125,320
=======================================================================

SWEDEN-1.64%

Hoganas A.B.-Class B (Steel)                       58,000     1,580,371
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $14,058,743)                           21,582,581
=======================================================================

PREFERRED STOCK-2.07%

APPAREL, ACCESSORIES & LUXURY GOODS-2.07%

Hugo Boss A.G.-Pfd. (Germany)(b)                   42,200     1,996,159
=======================================================================
    Total Preferred Stocks (Cost $1,031,789)                  1,996,159
=======================================================================

MONEY MARKET FUNDS-6.12%

Liquid Assets Portfolio-Institutional
  Class(c)                                      2,947,364     2,947,364
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     2,947,364     2,947,364
=======================================================================
    Total Money Market Funds (Cost
      $5,894,728)                                             5,894,728
=======================================================================
TOTAL INVESTMENTS-99.51% (Cost $77,223,173)                  95,899,690
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.49%                             474,897
=======================================================================
NET ASSETS-100.00%                                          $96,374,587
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $8,202,476, which represented 8.51% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $71,328,445)        $90,004,962
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $5,894,728)                               5,894,728
===========================================================
     Total investments (cost $77,223,173)        95,899,690
===========================================================
Foreign currencies, at value (cost $66,212)          66,523
-----------------------------------------------------------
Receivables for:
  Investments sold                                  441,901
-----------------------------------------------------------
  Fund shares sold                                  111,299
-----------------------------------------------------------
  Dividends                                         154,303
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                6,734
-----------------------------------------------------------
Other assets                                         26,454
===========================================================
     Total assets                                96,706,904
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                             18,758
-----------------------------------------------------------
  Foreign currency contracts                        192,068
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            8,132
-----------------------------------------------------------
Accrued distribution fees                            34,293
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,706
-----------------------------------------------------------
Accrued transfer agent fees                          36,773
-----------------------------------------------------------
Accrued operating expenses                           40,587
===========================================================
     Total liabilities                              332,317
===========================================================
Net assets applicable to shares outstanding     $96,374,587
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $74,634,771
-----------------------------------------------------------
Undistributed net investment income (loss)         (447,412)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and foreign currency contracts                  3,700,761
-----------------------------------------------------------
Unrealized appreciation from investment
  securities, foreign currencies and foreign
  currency contracts                             18,486,467
===========================================================
                                                $96,374,587
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $63,029,114
___________________________________________________________
===========================================================
Class B                                         $13,553,443
___________________________________________________________
===========================================================
Class C                                         $14,967,483
___________________________________________________________
===========================================================
Class R                                         $   502,523
___________________________________________________________
===========================================================
Institutional Class                             $ 4,322,024
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           4,211,629
___________________________________________________________
===========================================================
Class B                                             918,128
___________________________________________________________
===========================================================
Class C                                           1,013,976
___________________________________________________________
===========================================================
Class R                                              33,720
___________________________________________________________
===========================================================
Institutional Class                                 287,404
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     14.97
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $14.97 / 94.50%)       $     15.84
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     14.76
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     14.76
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     14.90
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     15.04
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $10,687)         $   539,233
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       61,278
-------------------------------------------------------------------------
Interest                                                           43,476
=========================================================================
     Total investment income                                      643,987
=========================================================================


EXPENSES:

Advisory fees                                                     363,017
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     17,344
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          73,650
-------------------------------------------------------------------------
  Class B                                                          68,024
-------------------------------------------------------------------------
  Class C                                                          70,279
-------------------------------------------------------------------------
  Class R                                                             765
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              118,201
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  242
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           8,915
-------------------------------------------------------------------------
Other                                                              83,383
=========================================================================
     Total expenses                                               828,615
=========================================================================
Less: Fees waived and expense offset arrangements                 (28,891)
=========================================================================
     Net expenses                                                 799,724
=========================================================================
Net investment income (loss)                                     (155,737)
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         3,795,235
-------------------------------------------------------------------------
  Foreign currencies                                              (20,590)
-------------------------------------------------------------------------
  Foreign currency contracts                                      323,550
=========================================================================
                                                                4,098,195
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        12,745,730
-------------------------------------------------------------------------
  Foreign currencies                                                2,835
-------------------------------------------------------------------------
  Foreign currency contracts                                     (477,758)
=========================================================================
                                                               12,270,807
=========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   16,369,002
=========================================================================
Net increase in net assets resulting from operations          $16,213,265
_________________________________________________________________________
=========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2006           2005
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (155,737)   $  (119,080)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           4,098,195       (378,571)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                  12,270,807      4,499,891
========================================================================================
    Net increase in net assets resulting from operations       16,213,265      4,002,240
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (134,294)            --
----------------------------------------------------------------------------------------
  Class R                                                            (400)            --
----------------------------------------------------------------------------------------
  Institutional Class                                             (22,673)            --
========================================================================================
    Decrease in net assets resulting from distributions          (157,367)            --
========================================================================================
Share transactions-net:
  Class A                                                      (2,561,080)    27,494,637
----------------------------------------------------------------------------------------
  Class B                                                      (2,072,349)     6,234,653
----------------------------------------------------------------------------------------
  Class C                                                        (409,451)     6,393,704
----------------------------------------------------------------------------------------
  Class R                                                         194,763        216,872
----------------------------------------------------------------------------------------
  Institutional Class                                             245,831      1,422,873
========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (4,602,286)    41,762,739
========================================================================================
    Net increase in net assets                                 11,453,612     45,764,979
========================================================================================

NET ASSETS:

  Beginning of period                                          84,920,975     39,155,996
========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(447,412) and $(134,308),
    respectively)                                             $96,374,587    $84,920,975
________________________________________________________________________________________
========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.80%
-------------------------------------------------------------------
Over $1 billion                                               0.75%
 __________________________________________________________________
===================================================================


    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $25,141.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For six months ended April 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $118,201 for Class A, Class B, Class C and Class R share classes and $242 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C and Class R shares paid $73,650, $68,024, $70,279 and $765, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $18,140 in front-end sales commissions from the sale of Class A shares and $168, $9,358, $1,240 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --         $ 7,469,848        $(4,522,484)         $   --         $2,947,364       $30,591       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 --           7,469,848         (4,522,484)             --          2,947,364        30,687           --
==================================================================================================================================
  Total             $   --         $14,939,696        $(9,044,968)         $   --         $5,894,728       $61,278       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $3,750.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $3,157 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--FOREIGN CURRENCY CONTRACTS

OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------
                                    CONTRACT TO             UNREALIZED
SETTLEMENT                  ---------------------------    APPRECIATION
DATE           DELIVER         RECEIVE         VALUE      (DEPRECIATION)
------------------------------------------------------------------------
05/15/06    EUR 3,000,000   USD $3,597,690   $3,789,758     $(192,068)
________________________________________________________________________
========================================================================

EUR -- EURO

USD -- U.S. DOLLAR

NOTE 8--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2013                                                  $325,818
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $8,031,184 and $16,149,842, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $19,448,805
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (843,216)
===============================================================================
Net unrealized appreciation of investment securities              $18,605,589
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $77,294,101.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2006(A)              OCTOBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        581,462    $  8,020,435     3,302,056    $ 40,928,055
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        102,027       1,384,450       749,770       9,200,148
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        144,678       1,966,306       831,938      10,203,669
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         17,658         253,218        17,955         225,131
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             31,868         440,562       182,873       2,271,573
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          9,333         125,814            --              --
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             29             400            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              1,677          22,673            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         24,147         339,694        44,313         549,458
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (24,450)       (339,694)      (44,700)       (549,458)
======================================================================================================================
Reacquired:
  Class A                                                       (802,756)    (11,047,023)   (1,114,960)    (13,982,876)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (228,916)     (3,117,105)     (194,091)     (2,416,037)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (173,785)     (2,375,757)     (307,262)     (3,809,965)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (4,255)        (58,855)         (661)         (8,259)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (15,541)       (217,404)      (67,551)       (848,700)
======================================================================================================================
                                                                (336,824)   $ (4,602,286)    3,399,680    $ 41,762,739
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                              ------------------------------------------------
                                                                                              NOVEMBER 4, 2003
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                ENDED          YEAR ENDED      COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,      OCTOBER 31,
                                                                 2006             2005              2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.53           $ 11.53          $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)          0.01(a)         (0.05)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.48              0.99             1.58
==============================================================================================================
    Total from investment operations                              2.47              1.00             1.53
==============================================================================================================
Less dividends from net investment income                        (0.03)               --               --
==============================================================================================================
Net asset value, end of period                                 $ 14.97           $ 12.53          $ 11.53
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  19.75%             8.67%           15.30%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $63,029           $55,124          $24,996
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.56%(c)          1.66%            2.00%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.62%(c)          1.71%            3.02%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.14)%(c)         0.04%           (0.49)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                           9%               15%              35%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $59,408,620.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS B
                                                              ------------------------------------------------
                                                                                              NOVEMBER 4, 2003
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                ENDED          YEAR ENDED      COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,      OCTOBER 31,
                                                                 2006             2005              2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.38           $ 11.47           $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)         (0.08)(a)        (0.13)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.44              0.99             1.60
==============================================================================================================
    Total from investment operations                              2.38              0.91             1.47
==============================================================================================================
Net asset value, end of period                                 $ 14.76           $ 12.38           $11.47
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  19.22%             7.93%           14.70%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $13,553           $13,237           $6,403
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.31%(c)          2.35%            2.65%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.37%(c)          2.40%            3.67%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.89)%(c)        (0.65)%          (1.14)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                           9%               15%              35%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,717,535.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS C
                                                              ------------------------------------------------
                                                                                              NOVEMBER 4, 2003
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                ENDED          YEAR ENDED      COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,      OCTOBER 31,
                                                                 2006             2005              2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.38           $ 11.47           $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)         (0.08)(a)        (0.13)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.44              0.99             1.60
==============================================================================================================
    Total from investment operations                              2.38              0.91             1.47
==============================================================================================================
Net asset value, end of period                                 $ 14.76           $ 12.38           $11.47
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  19.22%             7.93%           14.70%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $14,967           $12,910           $5,944
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.31%(c)          2.35%            2.65%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.37%(c)          2.40%            3.67%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.89)%(c)        (0.65)%          (1.14)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                           9%               15%              35%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $14,172,310.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS R
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                       (DATE SALES
                                                                ENDED          YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                 2006             2005             2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.48           $11.51           $10.88
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)        (0.02)(a)        (0.04)(a)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.47             0.99             0.67
============================================================================================================
    Total from investment operations                              2.44             0.97             0.63
============================================================================================================
Less dividends from net investment income                        (0.02)              --               --
============================================================================================================
Net asset value, end of period                                  $14.90           $12.48           $11.51
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  19.58%            8.43%            5.79%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  503           $  253           $   34
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.81%(c)         1.85%            2.15%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.87%(c)         1.90%            3.17%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)       (0.15)%          (0.64)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                           9%              15%              35%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $308,529.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           INSTITUTIONAL CLASS
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                       (DATE SALES
                                                                ENDED          YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                 2006             2005             2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.61           $11.55           $10.88
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.02(a)          0.06(a)         (0.01)(a)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.49             1.00             0.68
============================================================================================================
    Total from investment operations                              2.51             1.06             0.67
============================================================================================================
Less dividends from net investment income                        (0.08)              --               --
============================================================================================================
Net asset value, end of period                                  $15.04           $12.61           $11.55
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  20.00%            9.18%            6.16%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,322           $3,396           $1,779
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.05%(c)         1.18%            1.62%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.11%(c)         1.23%            2.64%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       0.37%(c)         0.52%           (0.11)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                           9%              15%              35%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,899,300.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM TRIMARK ENDEAVOR FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                AIM Funds Management Inc.
                                                                                5140 Yonge St.
                                                                                Suite 900
                                                                                Toronto Ontario
                                                                                M2N 6X7
                                                                                Canada

       DOMESTIC EQUITY                                     SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                      DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                   FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
       INTERNATIONAL/GLOBAL EQUITY           Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund                =======================================================================================
AIM International Small Company Fund(1)      CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
AIM Trimark Fund                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                T-END-SAR-1           A I M Distributors, Inc.


                            [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual    Retirement   Annuities  College   Separately   Offshore   Cash                   [AIM INVESTMENTS LOGO]
Funds     Products                Savings   Managed      Products   Management            --Registered Trademark--
                                  Plans     Accounts
--------------------------------------------------------------------------------

                                                                AIM TRIMARK FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                  [COVER IMAGE]



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

===================================================================================================================================
AIM TRIMARK FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged MSCI WORLD INDEX is a       The Fund provides a complete list of its
                                             group of global securities tracked by       holdings four times in each fiscal year,
o Class B shares are not available as an     Morgan Stanley Capital International.       at the quarter-ends. For the second and
investment for retirement plans                                                          fourth quarters, the lists appear in the
maintained pursuant to Section 401 of the    o The Fund is not managed to track the      Fund's semiannual and annual reports to
Internal Revenue Code, including 401(k)      performance of any particular index,        shareholders. For the first and third
plans, money purchase pension plans and      including the indexes defined here, and     quarters, the Fund files the lists with
profit sharing plans, except for plans       consequently, the performance of the Fund   the Securities and Exchange Commission
that have existing accounts invested in      may deviate significantly from the          (SEC) on Form N-Q. The most recent list
Class B shares.                              performance of the index.                   of portfolio holdings is available at
                                                                                         AIMinvestments.com. From our home page,
o Class R shares are available only to       o A direct investment cannot be made in     click on Products & Performance, then
certain retirement plans. Please see the     an index. Unless otherwise indicated,       Mutual Funds, then Fund Overview. Select
prospectus for more information.             index results include reinvested            your Fund from the drop-down menu and
                                             dividends, and they do not reflect sales    click on Complete Quarterly Holdings.
PRINCIPAL RISKS OF INVESTING IN THE FUND     charges. Performance of an index of funds   Shareholders can also look up the Fund's
                                             reflects fund expenses; performance of a    Forms N-Q on the SEC Web site at sec.gov.
o Foreign securities have additional         market index does not.                      Copies of the Fund's Forms N-Q may be
risks, including exchange rate changes,                                                  reviewed and copied at the SEC Public
political and economic developments, the     OTHER INFORMATION                           Reference Room at 450 Fifth Street, N.W.,
relative lack of information about these                                                 Washington, D.C. 20549-0102. You can
companies and the potential lack of          o The returns shown in the management's     obtain information on the operation of
strict financial and accounting controls     discussion of Fund performance are based    the Public Reference Room, including
and standards.                               on net asset values calculated for          information about duplicating fee
                                             shareholder transactions. Generally         charges, by calling 202-942-8090 or
o By concentrating on a small number of      accepted accounting principles require      800-732-0330, or by electronic request at
holdings, the Fund carries greater risk      adjustments to be made to the net assets    the following e-mail address:
because each investment has a greater        of the Fund at period end for financial     publicinfo@sec.gov. The SEC file numbers
effect on the Fund's overall performance.    reporting purposes, and as such, the net    for the Fund are 811-05426 and 033-19338.
                                             asset values for shareholder transactions
o The Fund may not reach its objective if    and the returns based on those net asset    A description of the policies and
the manager chooses to maintain a            values may differ from the net asset        procedures that the Fund uses to
significant amount of cash in a rising       values and returns reported in the          determine how to vote proxies relating to
market.                                      Financial Highlights.                       portfolio securities is available without
                                                                                         charge, upon request, from our Client
o Investing in emerging markets involves     o Industry classifications used in this     Services department at 800-959-4246 or on
greater risk and potential reward than       report are generally according to the       the AIM Web site, AIMinvestments.com. On
investing in more established markets.       Global Industry Classification Standard,    the home page, scroll down and click on
                                             which was developed by and is the           AIM Funds Proxy Policy. The information
o The values of convertible securities       exclusive property and a service mark of    is also available on the SEC Web site,
will be affected by market interest rates    Morgan Stanley Capital International Inc.   sec.gov.
and the value of the underlying common       and Standard & Poor's.
stock into which these securities may be                                                 Information regarding how the Fund voted
converted.                                                                               proxies related to its portfolio
                                                                                         securities during the 12 months ended
ABOUT INDEXES USED IN THIS REPORT                                                        June 30, 2005, is available at our Web
                                                                                         site. Go to AIMinvestments.com, access
o The unmanaged LIPPER GLOBAL MULTI-CAP                                                  the About Us tab, click on Required
CORE FUND INDEX represents an average of                                                 Notices and then click on Proxy Voting
the performance of the 10 largest global                                                 Activity. Next, select the Fund from the
multi-capitalization core funds tracked                                                  drop-down menu. The information is also
by Lipper Inc., an independent mutual                                                    available on the SEC Web site, sec.gov.
fund performance monitor.


================================================================================         ===========================================
                                                                                         FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES            Class A Shares                    ATKAX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                       Class B Shares                    ATKBX
                                                                                         Class C Shares                    ATKCX
================================================================================         Class R Shares                    ATKRX

                                                                                         ===========================================

============================================================
NOT FDIC INSURED       MAY LOSE VALUE      NO BANK GUARANTEE
============================================================

AIMinvestments.com

AIM TRIMARK FUND


                  DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                  We're pleased to provide you with this semiannual report,
   [PHOTO OF      which includes a discussion of how your Fund was managed for
    ROBERT H.     the six months ended April 30, 2006, and what factors affected
    GRAHAM]       its performance. That discussion begins on page 3.

                     It's been said nothing is certain but death and taxes. We
                  would venture to add that one other thing is certain: Markets
ROBERT H. GRAHAM  change--and change often--in the short term. The period covered in this report is a perfect example. Domestic and
                  global equity markets were generally strong throughout the period, but they became considerably more volatile and
   [PHOTO OF      negative beginning in May, after the close of the reporting
 PHILIP TAYLOR]   period. Inflation fears were the primary cause of this
                  volatility and negativity:

                     o  Amid signs of rising inflation, the U.S. Federal Reserve
                        Board stated that additional interest rate hikes might
PHILIP TAYLOR           be needed to address inflation risks.

                     o The dollar remained weak, making imports more expensive and thereby raising inflation.

                     o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                     While we can't do anything about the ambiguity and
                  uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We also believe in the value of a trusted financial
                  advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                  OUR COMMITMENT TO YOU

                  In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                     Information about investing, the markets and your Fund is
                  always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                  Sincerely,

                  /s/ ROBERT H. GRAHAM                       /s/ PHILIP TAYLOR
                  -----------------------------------       --------------------
                  Robert H. Graham                          Philip Taylor
                  President & Vice Chair -- AIM Funds       CEO, AIM Investments
                  Chair, AIM Investments

                  June 19, 2006

                  AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TRIMARK FUND


                     DEAR FELLOW AIM FUND SHAREHOLDERS:

                     Having completed a year of transition and change at AIM
[PHOTO OF BRUCE L.   Funds--as well as my first full year as your board's
    CROCKETT]        independent chair--I can assure you that shareholder
                     interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working
BRUCE L. CROCKETT    for you. Our new structure has enabled the board to work
                     more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                        o During 2005, management proposed, and your board
                          approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Also during 2005, management proposed to your board
                          the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                        o Your board, through its Investments Committee and
                          Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                        In 2006, your board will continue to focus on fund
                     expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                        The AIM Funds board is pleased to welcome our newest
                     independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                     K. Dunn, Jr., who retired in 2006.

                        Your board welcomes your views. Please mail them to me
                     at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,


                     /s/ BRUCE L. CROCKETT
                     -------------------------
                     Bruce L. Crockett
                     Independent Chair AIM
                     Funds Board

                     June 19, 2006

AIM TRIMARK FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


=========================================================================================

PERFORMANCE SUMMARY                         =============================================  because we believe good business strategies usually take that amount of
   For the six months ended April           FUND VS. INDEXES                               time to implement and to produce strong
30, 2006, Class A shares of AIM Trimark                                                    earnings growth. We also use a
Fund, at net asset value, posted            CUMULATIVE TOTAL RETURNS, 10/31/05-4/30/06,    concentrated portfolio approach,
double-digit gains and outperformed the     EXCLUDING APPLICABLE SALES CHARGES. IF SALES   constructing a portfolio of about 35 to
MSCI World Index, the Fund's broad market   CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER. 50 stocks. We believe this allows each
and style-specific index.                                                                  investment opportunity to materially
                                            Class A Shares                      18.98%     impact the Fund's performance. While the
   Your Fund's out performance was driven                                                  portfolio is concentrated, it is also
largely by above-market returns from        Class B Shares                      18.52      diversified by business idea/investment
selected investments in the information                                                    thesis.
technology and materials sectors. While     Class C Shares                      18.52
all sectors contributed positively to the                                                    While efforts are made to reduce risk
Fund's overall return, primary detractors   Class R Shares                      18.77      through industry diversification, our
from performance were selected                                                             primary method of attempting to reduce
investments in the financials,              MSCI World Index (Broad Market                 risk is to purchase businesses that are
industrials and health care sectors.        Index / Style-specific Index)       16.01      trading below their estimated intrinsic
                                                                                           value. Thus, if our assessment of the
                                            Lipper Global Multi-Cap Core                   company's future is incorrect and the
                                            Fund Index (Peer Group Index)       14.63      stock declines in price, the impact may
                                                                                           be tempered since we originally acquired
                                            SOURCE: LIPPER INC.                            the stock at less than its estimated
                                                                                           intrinsic value.
                                            =============================================
                                              Please turn to page 5 for your Fund's          Holdings are considered for sale if:
                                            long-term performance.
=========================================================================================  o A more attractive investment opportunity exists
HOW WE INVEST                               agreement performance and business
                                            fundamentals.                                  o Full value of the investment is deemed
   We view ourselves as business people                                                    to have been realized
buying businesses and we consider the         In conducting a comprehensive analysis
purchase of a stock as an ownership         of a company, we strive to identify U.S.         Holdings are also considered for sale
interest in a business. We strive to        or foreign stocks that have:                   if the original thesis for buying the
develop a proprietary view of a business                                                   company changes due to a fundamental
through in-depth, fundamental research      o Sustainable competitive advantages           negative change in management strategy or
that includes careful financial statement                                                  a fundamental negative change in the
analysis and meetings with company          o Strong growth prospects                      competitive environment.
management teams. We then seek to
purchase businesses whose stock prices      o High barriers to entry
are below what we have calculated to be
the true value of the company based on      o Capable management teams
its future cash flows, man-
                                              Also central to the Trimark discipline
                                            is our adherence to an investment horizon
                                            of three to five years. We use this
                                            long-term approach                                                          (continued)
========================================    =============================================  =========================================

PORTFOLIO COMPOSITION                       TOP 5 INDUSTRIES*                              TOP 10 EQUITY HOLDINGS*

By sector                                   1. Broadcasting & Cable TV      5.9%            1. Cemex S.A. de C.V.--ADR (Mexico) 5.4%
Consumer Discretionary             30.1%    2. Construction Materials       5.4             2. Reed Elsevier PLC
Industrials                        13.3     3. Publishing                   5.0                (United Kingdom)                 5.0
Information Technology             11.9     4. Advertising                  4.7             3. WPP Group PLC (United Kingdom)   4.7
Financials                         11.1     5. Systems Software             3.5             4. Oracle Corp.                     3.5
Consumer Staples                   10.7                                                     5. Grupo Televisa S.A.-ADR (Mexico) 3.3
Health Care                         8.9                                                     6. Smiths Group PLC
Materials                           8.5     TOTAL NET ASSETS      $33.7 MILLION                (United Kingdom)                 3.3
Money Market Funds Plus                                                                     7. Accor S.A. (France)              3.2
Other Assets Less Liabilities       5.5     TOTAL NUMBER OF HOLDINGS*        38             8. Compass Group PLC
                                                                                               (United Kingdom)                 3.2
                                                                                            9. Canon Inc. (Japan)               3.2
                                                                                           10. Kerry Group PLC-Class A
                                                                                               (Ireland)                        3.1

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
========================================    =============================================  =========================================

AIM TRIMARK FUND

MARKET CONDITIONS AND YOUR FUND              world's third largest cement company and     The views and opinions expressed in
                                             a long-term Fund holding. The company's      management's discussion of Fund
International stocks generally               acquisition of a British competitor in       performance are those of A I M Advisors,
outperformed their U.S. counterparts         2004 not only enabled Cemex to extract       Inc. These views and opinions are subject
during the reporting period, which aided     synergy, it also extended the company's      to change at any time based on factors
your Fund's absolute returns. However,       reach to Europe--the home market of its      such as market and economic conditions.
most major U.S. stock market indexes also    two largest competitors. Combined with a     These views and opinions may not be
posted healthy gains as favorable            good management team, high defendable        relied upon as investment advice or
economic growth trends and solid             barriers to entry, and a proven ability      recommendations, or as an offer for a
corporate profits overshadowed rising        to earn a rate of return in excess of its    particular security. The information is
interest rates and historically high oil     cost of capital, Cemex represents all of     not a complete analysis of every aspect
prices. Within the MSCI World Index, the     the attributes we look for in a business.    of any market, country, industry,
materials sector led for the reporting                                                    security or the Fund. Statements of fact
period due to higher prices for many           While only a few Fund holdings declined    are from sources considered reliable, but
industrial commodities such as gold,         in price during the reporting period, and    A I M Advisors, Inc. makes no
steel and aluminum. Health care and          then only modestly, the Fund's largest       representation or warranty as to their
telecommunication services stocks were       detractor from performance was global        completeness or accuracy. Although
generally weak during the period.            insurance broker WILLIS GROUP. Willis        historical performance is no guarantee of
                                             Group provides specialized risk              future results, these insights may help
  Although the energy sector performed       management services to clients in various    you understand our investment management
strongly during the reporting period, we     industries worldwide. During the             philosophy.
continued to avoid oil, gas and base         reporting period, the company's stock
metal company stocks. At the close of the    price was hurt due to uncertainty                  See important Fund and index
reporting period, we believed that most      regarding the future direction of              disclosures on the inside front cover.
of these companies were trading at very      insurance rates. We continued to believe
high prices that reflected what we           that Willis Group possesses distinct
considered to be unrealistic long-term       advantages over its competitors and that                        TYE BOUSADA, Chartered
commodity price expectations. Our            it is positioned to capitalize on                               Financial Analyst,
avoidance of this sector detracted           attractive market opportunities.             [BOUSADA           portfolio manager, is
slightly from your Fund's return relative                                                  PHOTO]            lead portfolio manager
to the MSCI World Index for the reporting      During the reporting period, we sold                          of AIM Trimark Fund.
period.                                      several holdings due to valuation and        Prior to joining AIM Trimark Investments
                                             other portfolio considerations. Those        in 1999, Mr. Bousada worked as an
  Currency fluctuations enhanced your        holdings included NINTENDO, VULCAN           investment analyst and portfolio manager
Fund's total return as the value of the      MATERIALS, ENGELHARD, RADIOSHACK AND         at another investment firm. He earned an
U.S. dollar depreciated versus foreign       SHERWIN-WILLIAMS.                            Honors B.A. in business administration
currencies, including the Euro, British                                                   from The University of Western Ontario.
pound and Japanese yen. The decline in       We also initiated positions in:
the value of the dollar helped your
Fund's performance because stocks            o Allergy vaccine provider ALK-ABELLO A/S              DANA LOVE, Chartered
purchased in foreign currencies were                                                                Financial Analyst,
worth more when translated into U.S.         o Power supply manufacturer AMERICAN         [LOVE     portfolio manager, is
dollars.                                     POWER CONVERSION                             PHOTO]    co-manager of AIM Trimark
                                                                                                    Fund. He began his
  Our investment approach focuses on         o Internet networking supplier CISCO         investment career in 1993 and joined AIM
individual businesses rather than market                                                  Trimark Investments in 1999. From 1995 to
sectors. Therefore, your Fund shares         o Nordic tire manufacturer NOKIAN RENKAAT    1997, Mr. Love worked as an investment
little in common with sector weightings                                                   specialist at another investment firm. He
of the Fund's index. However, if we were     o Insurance conglomerate ING                 earned a M.Sc. in finance from the London
to broadly categorize businesses with                                                     Business School in 1998 and a B.A. in
which we had the most success during the     o European brick and tile producer           sociology from the University of Waterloo
reporting period, companies in the           WIENERBERGER                                 in 1992.
consumer discretionary, materials and
information technology sectors               IN CLOSING
contributed the most to overall Fund
performance. Although every sector in        In a market that continued to focus on
which we invested had a positive absolute    short-term results, we believed that
return, our investments in financials        shareholders are wise to maintain a
most hindered performance versus the MSCI    long-term investment perspective. While
World Index. Our small cash position was     we can never predict future Fund
also a minor detractor from relative         performance, we pledge to adhere to our
performance during the period.               discipline of being business people who
                                             buy businesses, and we pledge to
  Among the top contributors to Fund         continuously strive to upgrade the
performance for the reporting period was     quality of your Fund's portfolio.                    [RIGHT ARROW GRAPHIC]
CEMEX, the                                   Meanwhile, we thank you for your
                                             investment in AIM Trimark Fund and for       FOR A PRESENTATION OF YOUR FUND'S
                                             sharing our long-term investment             LONG-TERM PERFORMANCE, PLEASE SEE
                                             perspective.                                 PAGE 5.

AIM TRIMARK FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    ============================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar quarter-
charges                                      end, including applicable sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (11/4/03)              10.66%      Inception (11/4/03)               9.41%
 1 Year                          17.14        1 Year                          10.75

CLASS B SHARES                               CLASS B SHARES
Inception (11/4/03)              11.40%      Inception (11/4/03)              10.18%
 1 Year                          18.10        1 Year                          11.34

CLASS C SHARES                               CLASS C SHARES
Inception (11/4/03)              12.42%      Inception (11/4/03)              11.26%
 1 Year                          22.10        1 Year                          15.34

CLASS R SHARES                               CLASS R SHARES
Inception                        12.96%      Inception                        11.83%
 1 Year                          23.53        1 Year                          16.92

========================================     ============================================

CLASS R SHARES' INCEPTION DATE IS APRIL      NET ASSET VALUE AND THE EFFECT OF THE       CLASS R SHARES DO NOT HAVE A FRONT-END
30, 2004. RETURNS SINCE THAT DATE ARE        MAXIMUM SALES CHARGE UNLESS OTHERWISE       SALES CHARGE; RETURNS SHOWN ARE AT NET
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    STATED. PERFORMANCE FIGURES DO NOT          ASSET VALUE AND DO NOT REFLECT A 0.75%
BLENDED RETURNS OF HISTORICAL CLASS R        REFLECT DEDUCTION OF TAXES A SHAREHOLDER    CDSC THAT MAY BE IMPOSED ON A TOTAL
SHARE PERFORMANCE AND RESTATED CLASS A       WOULD PAY ON FUND DISTRIBUTIONS OR SALE     REDEMPTION OF RETIREMENT PLAN ASSETS
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      OF FUND SHARES. INVESTMENT RETURN AND       WITHIN THE FIRST YEAR.
THE INCEPTION DATE OF CLASS R SHARES) AT     PRINCIPAL VALUE WILL FLUCTUATE SO THAT
NET ASSET VALUE, ADJUSTED TO REFLECT THE     YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL     A REDEMPTION FEE OF 2% WILL BE IMPOSED
HIGHER RULE 12b-1 FEES APPLICABLE TO         SHARES.                                     ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
CLASS R SHARES. CLASS A SHARES' INCEPTION                                                OF THE FUND WITHIN 30 DAYS OF PURCHASE.
DATE IS NOVEMBER 4, 2003.                      CLASS A SHARE PERFORMANCE REFLECTS THE    EXCEPTIONS TO THE REDEMPTION FEE ARE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B     LISTED IN THE FUND'S PROSPECTUS.
  THE PERFORMANCE DATA QUOTED REPRESENT      AND CLASS C SHARE PERFORMANCE REFLECTS
PAST PERFORMANCE AND CANNOT GUARANTEE        THE APPLICABLE CONTINGENT DEFERRED SALES      THE PERFORMANCE OF THE FUND'S SHARE
COMPARABLE FUTURE RESULTS; CURRENT           CHARGE (CDSC) FOR THE PERIOD INVOLVED.      CLASSES WILL DIFFER DUE TO DIFFERENT
PERFORMANCE MAY BE LOWER OR HIGHER.          THE CDSC ON CLASS B SHARES DECLINES FROM    SALES CHARGE STRUCTURES AND CLASS
PLEASE VISIT AIMinvestments.com FOR THE      5% BEGINNING AT THE TIME OF PURCHASE TO     EXPENSES.
MOST RECENT MONTH-END PERFORMANCE.           0% AT THE BEGINNING OF THE SEVENTH YEAR.
PERFORMANCE FIGURES REFLECT REINVESTED       THE CDSC ON CLASS C SHARES IS 1% FOR THE      HAD THE ADVISOR NOT WAIVED FEES AND/OR
DISTRIBUTIONS, CHANGES IN                    FIRST YEAR AFTER PURCHASE.                  REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                         HAVE BEEN LOWER.

AIM TRIMARK FUND



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to     The hypothetical account values and
                                             estimate the expenses that you paid over    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account      actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600     you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),     information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in   of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled        To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to     example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your      that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                 the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON           Please note that the expenses shown in
ongoing costs (in dollars) of investing      PURPOSES                                    the table are meant to highlight your
in the Fund and to compare these costs                                                   ongoing costs only and do not reflect any
with ongoing costs of investing in other       The table below also provides             transactional costs, such as sales
mutual funds. The example is based on an     information about hypothetical account      charges (loads) on purchase payments,
investment of $1,000 invested at the         values and hypothetical expenses based on   contingent deferred sales charges on
beginning of the period and held for the     the Fund's actual expense ratio and an      redemptions, and redemption fees, if any.
entire period November 1, 2005, through      assumed rate of return of 5% per year       Therefore, the hypothetical information
April 30, 2006.                              before expenses, which is not the Fund's    is useful in comparing ongoing costs
                                             actual return. The Fund's actual            only, and will not help you determine the
ACTUAL EXPENSES                              cumulative total returns at net asset       relative total costs of owning different
                                             value after expenses for the six months     funds. In addition, if these
The table below provides information         ended April 30, 2006, appear in the table   transactional costs were included, your
about actual account values and actual       "Fund vs. Indexes" on page 3.               costs would have been higher.
expenses. You may use the information in
this table,



====================================================================================================================================
                                                                                    HYPOTHETICAL
                                                   ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING               EXPENSES            ENDING            EXPENSES          ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS            (11/01/05)          (4/30/06)(1)           PERIOD(2)         (4/30/06)           PERIOD(2)           RATIO
  A              $1,000.00            $1,189.80              $11.29           $1,014.48            $10.39             2.08%
  B               1,000.00             1,185.20               15.33            1,010.76             14.11             2.83
  C               1,000.00             1,185.20               15.33            1,010.76             14.11             2.83
  R               1,000.00             1,187.70               12.64            1,013.24             11.63             2.33

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


====================================================================================================================================



                                         [ARROW      For More Information Visit
                                         BUTTON           AIMinvestments.com
                                         IMAGE]

AIM TRIMARK FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      AIM currently is providing satisfactory     of this fee waiver and noted that it
Funds (the "Board") oversees the             services in accordance with the terms of    remains in effect until June 30, 2006.
management of AIM Trimark Fund (the          the Advisory Agreement.                     The Board also noted that AIM has
"Fund") and, as required by law,                                                         contractually agreed to waive fees and/or
determines annually whether to approve       o The performance of the Fund relative to   limit expenses of the Fund through
the continuance of the Fund's advisory       comparable funds. The Board reviewed the    October 31, 2005 so that total annual
agreement with A I M Advisors, Inc.          performance of the Fund during the past     operating expenses are limited to a
("AIM"). Based upon the recommendation of    one calendar year against the performance   specified percentage of average daily net
the Investments Committee of the Board at    of funds advised by other advisors with     assets for each class of the Fund. The
a meeting held on June 30, 2005, the         investment strategies comparable to those   Board considered the contractual nature
Board, including all of the independent      of the Fund. The Board noted that the       of this fee waiver/expense limitation and
trustees, approved the continuance of the    Fund's performance in such period was       noted that it remains in effect until
advisory agreement (the "Advisory            below the median performance of such        October 31, 2005. The Board considered
Agreement") between the Fund and AIM for     comparable funds. The Board noted that,     the effect these fee waivers/expense
another year, effective July 1, 2005.        because the Fund has recently commenced     limitations would have on the Fund's
                                             operations, comparative performance         estimated expenses for the Fund.
   The Board considered the factors          information was only available for one
discussed below in evaluating the            year and that more time was needed to       o Breakpoints and economies of scale. The
fairness and reasonableness of the           adequately assess whether the Fund was      Board reviewed the structure of the
Advisory Agreement at the meeting on June    under-performing. Based on this review,     Fund's advisory fee under the Advisory
30, 2005 and as part of the Board's          the Board concluded that no changes         Agreement, noting that it includes one
ongoing oversight of the Fund. In their      should be made to the Fund and that it      breakpoint. The Board reviewed the level
deliberations, the Board and the             was not necessary to change the Fund's      of the Fund's advisory fees, and noted
independent trustees did not identify any    portfolio management team at this time.     that such fees, as a percentage of the
particular factor that was controlling,                                                  Fund's net assets, would decrease as net
and each trustee attributed different        o The performance of the Fund relative to   assets increase because the Advisory
weights to the various factors.              indices. The Board reviewed the             Agreement includes a breakpoint. The
                                             performance of the Fund during the past     Board noted that, due to the Fund's
   One of the responsibilities of the        one calendar year against the performance   current asset levels and the way in which
Senior Officer of the Fund, who is           of the Lipper Global Multi-Cap Growth       the advisory fee breakpoints have been
independent of AIM and AIM's affiliates,     Index. The Board noted that the Fund's      structured, the Fund has yet to benefit
is to manage the process by which the        performance in such period was below the    from the breakpoint. The Board noted that
Fund's proposed management fees are          performance of such Index. The Board        AIM has contractually agreed to waive
negotiated to ensure that they are           noted that, because the Fund has recently   advisory fees of the Fund through June
negotiated in a manner which is at arm's     commenced operations, comparative           30, 2006 to the extent necessary so that
length and reasonable. To that end, the      performance information was only            the advisory fees payable by the Fund do
Senior Officer must either supervise a       available for one year and that more time   not exceed a specified maximum advisory
competitive bidding process or prepare an    was needed to adequately assess whether     fee rate, which maximum rate includes
independent written evaluation. The          the Fund was under-performing. Based on     breakpoints and is based on net asset
Senior Officer has recommended an            this review, the Board concluded that no    levels. The Board concluded that the
independent written evaluation in lieu of    changes should be made to the Fund and      Fund's fee levels under the Advisory
a competitive bidding process and, upon      that it was not necessary to change the     Agreement therefore would reflect
the direction of the Board, has prepared     Fund's portfolio management team at this    economies of scale at higher asset levels
such an independent written evaluation.      time.                                       and that it was not necessary to change
Such written evaluation also considered                                                  the advisory fee breakpoints in the
certain of the factors discussed below.      o Meeting with the Fund's portfolio         Fund's advisory fee schedule.
In addition, as discussed below, the         managers and investment personnel. With
Senior Officer made certain                  respect to the Fund, the Board is meeting   o Investments in affiliated money market
recommendations to the Board in              periodically with such Fund's portfolio     funds. The Board also took into account
connection with such written evaluation.     managers and/or other investment            the fact that uninvested cash and cash
                                             personnel and believes that such            collateral from securities lending
   The discussion below serves as a          individuals are competent and able to       arrangements (collectively, "cash
summary of the Senior Officer's              continue to carry out their                 balances") of the Fund may be invested in
independent written evaluation and           responsibilities under the Advisory         money market funds advised by AIM
recommendations to the Board in              Agreement.                                  pursuant to the terms of an SEC exemptive
connection therewith, as well as a                                                       order. The Board found that the Fund may
discussion of the material factors and       o Overall performance of AIM. The Board     realize certain benefits upon investing
the conclusions with respect thereto that    considered the overall performance of AIM   cash balances in AIM advised money market
formed the basis for the Board's approval    in providing investment advisory and        funds, including a higher net return,
of the Advisory Agreement. After             portfolio administrative services to the    increased liquidity, increased
consideration of all of the factors below    Fund and concluded that such performance    diversification or decreased transaction
and based on its informed business           was satisfactory.                           costs. The Board also found that the Fund
judgment, the Board determined that the                                                  will not receive reduced services if it
Advisory Agreement is in the best            o Fees relative to those of clients of      invests its cash balances in such money
interests of the Fund and its                AIM with comparable investment              market funds. The Board noted that, to
shareholders and that the compensation to    strategies. The Board noted that AIM does   the extent the Fund invests in affiliated
AIM under the Advisory Agreement is fair     not serve as an advisor to other mutual     money market funds, AIM has voluntarily
and reasonable and would have been           funds or other clients with investment      agreed to waive a portion of the advisory
obtained through arm's length                strategies comparable to those of the       fees it receives from the Fund
negotiations.                                Fund.                                       attributable to such investment. The
                                                                                         Board further determined that the
o The nature and extent of the advisory      o Fees relative to those of comparable      proposed securities lending program and
services to be provided by AIM. The Board    funds with other advisors. The Board        related procedures with respect to the
reviewed the services to be provided by      reviewed the advisory fee rate for the      lending Fund is in the best interests of
AIM under the Advisory Agreement. Based      Fund under the Advisory Agreement. The      the lending Fund and its respective
on such review, the Board concluded that     Board compared effective contractual        shareholders. The Board therefore
the range of services to be provided by      advisory fee rates at a common asset        concluded that the investment of cash
AIM under the Advisory Agreement was         level and noted that the Fund's rate was    collateral received in connection with
appropriate and that AIM currently is        below the median rate of the funds          the securities lending program in the
providing services in accordance with the    advised by other advisors with investment   money market funds according to the
terms of the Advisory Agreement.             strategies comparable to those of the       procedures is in the best interests of
                                             Fund that the Board reviewed. The Board     the lending Fund and its respective
o The quality of services to be provided     noted that AIM has agreed to waive          shareholders.
by AIM. The Board reviewed the               advisory fees of the Fund and to limit
credentials and experience of the            the Fund's total operating expenses, as     o Independent written evaluation and
officers and employees of AIM who will       discussed below. Based on this review,      recommendations of the Fund's Senior
provide investment advisory services to      the Board concluded that the advisory fee   Officer. The Board noted that, upon their
the Fund. In reviewing the qualifications    rate for the Fund under the Advisory        direction, the Senior Officer of the
of AIM to provide investment advisory        Agreement was fair and reasonable.          Fund, who is independent of AIM and AIM's
services, the Board reviewed the                                                         affiliates, had prepared an independent
qualifications of AIM's investment           o Expense limitations and fee waivers.      written evaluation in order to assist the
personnel and considered such issues as      The Board noted that AIM has                Board in determining the reasonableness
AIM's portfolio and product review           contractually agreed to waive advisory      of the proposed management fees of the
process, various back office support         fees of the Fund through June 30, 2006 to   AIM Funds, including the Fund.
functions provided by AIM and AIM's          the extent necessary so that the advisory
equity and fixed income trading              fees payable by the Fund do not exceed a
operations. Based on the review of these     specified maximum advisory fee rate,
and other factors, the Board concluded       which maximum rate includes breakpoints
that the quality of services to be           and is based on net asset levels. The
provided by AIM was appropriate and that     Board considered the contractual nature
                                                                                                                      (continued)

AIM TRIMARK FUND


The Board noted that the Senior Officer's    The Board also considered the governance     recently commenced operations,
written evaluation had been relied upon      and compliance reforms being undertaken      comparative performance information was
by the Board in this regard in lieu of a     by AIM and its affiliates, including         only available for one year and that more
competitive bidding process. In              maintaining an internal controls             time was needed to adequately assess
determining whether to continue the          committee and retaining an independent       whether the Fund was under-performing.
Advisory Agreement for the Fund, the         compliance consultant, and the fact that     Based on this review, the Board concluded
Board considered the Senior Officer's        AIM has undertaken to cause the Fund to      that no changes should be made to the
written evaluation and the recommendation    operate in accordance with certain           Fund and that it was not necessary to
made by the Senior Officer to the Board      governance policies and practices. The       change the Fund's portfolio management
that the Board consider implementing a       Board concluded that these actions           team at this time.
process to assist them in more closely       indicated a good faith effort on the part
monitoring the performance of the AIM        of AIM to adhere to the highest ethical      o The performance of the Fund relative to
Funds. The Board concluded that it would     standards, and determined that the           indices. The Board reviewed the
be advisable to implement such a process     current regulatory and litigation            performance of the Fund during the past
as soon as reasonably practicable.           environment to which AIM is subject          one calendar year against the performance
                                             should not prevent the Board from            of the Lipper Global Multi-Cap Growth
o Profitability of AIM and its               continuing the Advisory Agreement for the    Index. The Board noted that the Fund's
affiliates. The Board reviewed               Fund.                                        performance in such period was below the
information concerning the profitability                                                  performance of such Index. The Board
of AIM's (and its affiliates') investment    APPROVAL OF SUB-ADVISORY AGREEMENT           noted that, because the Fund has recently
advisory and other activities and its                                                     commenced operations, comparative
financial condition. The Board considered    The Board oversees the management of the     performance information was only
the overall profitability of AIM, as well    Fund and, as required by law, determines     available for one year and that more time
as the profitability of AIM in connection    annually whether to approve the              was needed to adequately assess whether
with managing the Fund. The Board noted      continuance of the Fund's sub-advisory       the Fund was under-performing. Based on
that AIM's operations remain profitable,     agreement. Based upon the recommendation     this review, the Board concluded that no
although increased expenses in recent        of the Investments Committee of the          changes should be made to the Fund and
years have reduced AIM's profitability.      Board, at a meeting held on June 30,         that it was not necessary to change the
Based on the review of the profitability     2005, the Board, including all of the        Fund's portfolio management team at this
of AIM's and its affiliates' investment      independent trustees, approved the           time.
advisory and other activities and its        continuance of the sub-advisory agreement
financial condition, the Board concluded     (the "Sub-Advisory Agreement") between       o Meetings with the Fund's portfolio
that the compensation to be paid by the      AIM Funds Management Inc. (the               managers and investment personnel. The
Fund to AIM under its Advisory Agreement     "Sub-Advisor") and AIM with respect to       Board is meeting periodically with the
was not excessive.                           the Fund for another year, effective July    Fund's portfolio managers and/or other
                                             1, 2005.                                     investment personnel and believes that
o Benefits of soft dollars to AIM. The                                                    such individuals are competent and able
Board considered the benefits realized by       The Board considered the factors          to continue to carry out their
AIM as a result of brokerage transactions    discussed below in evaluating the            responsibilities under the Sub-Advisory
executed through "soft dollar"               fairness and reasonableness of the           Agreement.
arrangements. Under these arrangements,      Sub-Advisory Agreement at the meeting on
brokerage commissions paid by the Fund       June 30, 2005 and as part of the Board's     o Overall performance of the Sub-Advisor.
and/or other funds advised by AIM are        ongoing oversight of the Fund. In their      The Board considered the overall
used to pay for research and execution       deliberations, the Board and the             performance of the Sub-Advisor in
services. This research is used by AIM in    independent trustees did not identify any    providing investment advisory services to
making investment decisions for the Fund.    particular factor that was controlling,      the Fund and concluded that such
The Board concluded that such                and each trustee attributed different        performance was satisfactory.
arrangements were appropriate.               weights to the various factors.
                                                                                          o Advisory fees, expense limitations and
o AIM's financial soundness in light of         The discussion below serves as a          fee waivers, and breakpoints and
the Fund's needs. The Board considered       discussion of the material factors and       economies of scale. In reviewing these
whether AIM is financially sound and has     the conclusions with respect thereto that    factors, the Board considered only the
the resources necessary to perform its       formed the basis for the Board's approval    advisory fees charged to the Fund by AIM
obligations under the Advisory Agreement,    of the Sub-Advisory Agreement. After         and did not consider the sub-advisory
and concluded that AIM has the financial     consideration of all of the factors below    fees paid by AIM to the Sub-Advisor. The
resources necessary to fulfill its           and based on its informed business           Board believes that this approach is
obligations under the Advisory Agreement.    judgment, the Board determined that the      appropriate because the sub-advisory fees
                                             Sub-Advisory Agreement is in the best        have no effect on the Fund or its
o Historical relationship between the        interests of the Fund and its                shareholders, as they are paid by AIM
Fund and AIM. In determining whether to      shareholders.                                rather than the Fund. Furthermore, AIM
continue the Advisory Agreement for the                                                   and the Sub-Advisor are affiliates and
Fund, the Board also considered the prior    o The nature and extent of the advisory      the Board believes that the allocation of
relationship between AIM and the Fund, as    services to be provided by the               fees between them is a business matter,
well as the Board's knowledge of AIM's       Sub-Advisor. The Board reviewed the          provided that the advisory fees charged
operations, and concluded that it was        services to be provided by the               to the Fund are fair and reasonable.
beneficial to maintain the current           Sub-Advisor under the Sub-Advisory
relationship, in part, because of such       Agreement. Based on such review, the         o Profitability of AIM and its
knowledge. The Board also reviewed the       Board concluded that the range of            affiliates. The Board reviewed
general nature of the non-investment         services to be provided by the               information concerning the profitability
advisory services currently performed by     Sub-Advisor under the Sub-Advisory           of AIM's (and its affiliates') investment
AIM and its affiliates, such as              Agreement was appropriate and that the       advisory and other activities and its
administrative, transfer agency and          Sub-Advisor currently is providing           financial condition. The Board considered
distribution services, and the fees          services in accordance with the terms of     the overall profitability of AIM, as well
received by AIM and its affiliates for       the Sub-Advisory Agreement.                  as the profitability of AIM in connection
performing such services. In addition to                                                  with managing the Fund. The Board noted
reviewing such services, the trustees        o The quality of services to be provided     that AIM's operations remain profitable,
also considered the organizational           by the Sub-Advisor. The Board reviewed       although increased expenses in recent
structure employed by AIM and its            the credentials and experience of the        years have reduced AIM's profitability.
affiliates to provide those services.        officers and employees of the Sub-Advisor    Based on the review of the profitability
Based on the review of these and other       who will provide investment advisory         of AIM's and its affiliates' investment
factors, the Board concluded that AIM and    services to the Fund. Based on the review    advisory and other activities and its
its affiliates were qualified to continue    of these and other factors, the Board        financial condition, the Board concluded
to provide non-investment advisory           concluded that the quality of services to    that the compensation to be paid by the
services to the Fund, including              be provided by the Sub-Advisor was           Fund to AIM under its Advisory Agreement
administrative, transfer agency and          appropriate, and that the Sub-Advisor        was not excessive.
distribution services, and that AIM and      currently is providing satisfactory
its affiliates currently are providing       services in accordance with the terms of     o The Sub-Advisor's financial soundness
satisfactory non-investment advisory         the Sub-Advisory Agreement.                  in light of the Fund's needs. The Board
services.                                                                                 considered whether the Sub-Advisor is
                                             o The performance of the Fund relative to    financially sound and has the resources
o Other factors and current trends. In       comparable funds. The Board reviewed the     necessary to perform its obligations
determining whether to continue the          performance of the Fund during the past      under the Sub-Advisory Agreement, and
Advisory Agreement for the Fund, the         one calendar year against the performance    concluded that the Sub-Advisor has the
Board considered the fact that AIM, along    of funds advised by other advisors with      financial resources necessary to fulfill
with others in the mutual fund industry,     investment strategies comparable to those    its obligations under the Sub-Advisory
is subject to regulatory inquiries and       of the Fund. The Board noted that the        Agreement.
litigation related to a wide range of        Fund's performance in such period was
issues.                                      below the median performance of such
                                             comparable funds. The Board noted that,
                                             because the Fund has

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM TRIMARK FUND

INSTITUTIONAL CLASS SHARES                   ========================================     CLASS SHARES WILL DIFFER FROM
                                                                                          PERFORMANCE OF OTHER SHARE CLASSES DUE
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 TO DIFFERING SALES CHARGES AND CLASS
prepared to provide Institutional Class      For periods ended 4/30/06                    EXPENSES.
shareholders with a performance overview
specific to their holdings.                  Inception                         13.50%         PLEASE NOTE THAT PAST PERFORMANCE IS
Institutional Class shares are offered        1 Year                           24.34      NOT INDICATIVE OF FUTURE RESULTS. MORE
exclusively to institutional investors,       6 Months*                        19.15      RECENT RETURNS MAY BE MORE OR LESS THAN
including defined contribution plans                                                      THOSE SHOWN. ALL RETURNS ASSUME
that meet certain criteria.                  ========================================     REINVESTMENT OF DISTRIBUTIONS AT NET
                                                                                          ASSET VALUE. INVESTMENT RETURN AND
                                             AVERAGE ANNUAL TOTAL RETURNS                 PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                             For periods ended 3/31/06, most recent       SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                                             calendar quarter-end                         OR LESS THAN THEIR ORIGINAL COST. SEE
                                                                                          FULL REPORT FOR INFORMATION ON
                                             Inception                         12.32%     COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                              1 Year                           17.67      YOUR FUND PROSPECTUS FOR MORE
                                              6 Months*                        12.65      INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             *Cumulative total return that has not        800-451-4246 OR VISIT
                                             been annualized                              AIMINVESTMENTS.COM.

                                             ========================================         A REDEMPTION FEE OF 2% WILL BE
                                                                                          IMPOSED ON CERTAIN REDEMPTIONS OR
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                             DATE IS APRIL 30, 2004. RETURNS SINCE        OF PURCHASE. EXCEPTIONS TO THE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL        REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             OTHER RETURNS ARE BLENDED RETURNS OF         PROSPECTUS.
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS NOVEMBER 4,
                                             2003.

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL

========================================
NASDAQ SYMBOL                      ATKIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                T-TRI-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                               ACTUAL                  HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING             EXPENSES         ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)           PERIOD(2)      (4/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00         $1,191.50              $8.91         $1,016.66            $8.20             1.64%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                 T-TRI-INS-2          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                               SHARES        VALUE
---------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-61.35%

AUSTRIA-1.47%

Wienerberger A.G. (Building Products)(a)         9,400    $   497,001
=====================================================================

DENMARK-0.76%

Alk-Abello A/S (Pharmaceuticals)(b)              1,700        257,894
=====================================================================

FINLAND-1.48%

Nokian Renkaat Oyj (Tires & Rubber)             29,100        497,862
=====================================================================

FRANCE-5.82%

Accor S.A. (Hotels, Resorts & Cruise Lines)     17,400      1,095,264
---------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)              9,200        867,456
=====================================================================
                                                            1,962,720
=====================================================================

IRELAND-7.15%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                     32,974        542,893
---------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods &
  Meats)(a)                                     42,400      1,059,196
---------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(b)          17,200        809,776
=====================================================================
                                                            2,411,865
=====================================================================

JAPAN-3.17%

Canon Inc. (Office Electronics)(a)              14,000      1,069,515
=====================================================================

MEXICO-10.78%

Cemex S.A. de C.V.-ADR (Construction
  Materials)                                    27,086      1,828,847
---------------------------------------------------------------------
Grupo Modelo, S.A. de C.V.-Series C (Brewers)  178,000        680,263
---------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                           53,300      1,129,960
=====================================================================
                                                            3,639,070
=====================================================================

NETHERLANDS-5.55%

ING Groep N.V. (Other Diversified Financial
  Services)(a)                                  23,200        944,387
---------------------------------------------------------------------
Vedior N.V. (Human Resource & Employment
  Services)(a)                                  39,868        928,432
=====================================================================
                                                            1,872,819
=====================================================================

SWEDEN-1.58%

Telefonaktiebolaget LM Ericsson-Class B
  (Communications Equipment)(a)                150,500        534,641
=====================================================================

SWITZERLAND-1.86%

Schindler Holding A.G.-Participation Ctfs.
  (Industrial Machinery)(a)                      8,000        438,488
---------------------------------------------------------------------
Schindler Holding A.G. (Industrial Machinery)    3,400        188,478
=====================================================================
                                                              626,966
=====================================================================

UNITED KINGDOM-21.73%

Compass Group PLC (Restaurants)(a)             248,300      1,070,049
---------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(a)              171,000      1,699,080
---------------------------------------------------------------------

                                               SHARES        VALUE
---------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

Smiths Group PLC (Industrial Conglomerates)     60,500    $ 1,124,854
---------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                     169,590        987,831
---------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                      24,800        871,720
---------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                 128,000      1,580,116
=====================================================================
                                                            7,333,650
=====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost 16,483,091)                          20,704,003
=====================================================================

DOMESTIC COMMON STOCKS-33.11%

APPAREL RETAIL-2.06%

Ross Stores, Inc.                               22,700        695,528
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.57%

State Street Corp.                              13,300        868,756
=====================================================================

AUTO PARTS & EQUIPMENT-2.32%

BorgWarner, Inc.                                12,900        783,417
=====================================================================

BROADCASTING & CABLE TV-2.54%

Clear Channel Communications, Inc.              30,000        855,900
=====================================================================

CASINOS & GAMING-2.20%

Harrah's Entertainment, Inc.                     9,100        742,924
=====================================================================

COMMUNICATIONS EQUIPMENT-0.48%

Cisco Systems, Inc.(b)                           7,700        161,315
=====================================================================

CONSUMER FINANCE-1.52%

American Express Co.                             9,500        511,195
=====================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.44%

American Power Conversion Corp.                 21,900        487,056
=====================================================================

ELECTRONIC MANUFACTURING SERVICES-1.90%

Molex Inc.-Class A                              19,900        639,785
=====================================================================

HEALTH CARE SERVICES-2.74%

IMS Health Inc.                                 34,000        924,120
=====================================================================

HYPERMARKETS & SUPER CENTERS-2.66%

Costco Wholesale Corp.                          16,500        898,095
=====================================================================

MANAGED HEALTH CARE-2.86%

WellPoint Inc.(b)                               13,600        965,600
=====================================================================

SEMICONDUCTORS-1.29%

Altera Corp.(b)                                 20,000        436,800
=====================================================================

SPECIALTY CHEMICALS-3.07%

Sigma-Aldrich Corp.                             15,100      1,036,011
=====================================================================


                                               SHARES        VALUE
---------------------------------------------------------------------

SYSTEMS SOFTWARE-3.46%

Oracle Corp.(b)                                 79,900    $ 1,165,741
=====================================================================
    Total Domestic Common Stocks (Cost
      $9,390,660)                                          11,172,243
=====================================================================
MONEY MARKET FUNDS-4.74%

Liquid Assets Portfolio-Institutional
  Class(c)                                     799,736        799,736
---------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    799,736        799,736
=====================================================================
    Total Money Market Funds (Cost
  $1,599,472)                                               1,599,472
=====================================================================
TOTAL INVESTMENTS-99.20% (Cost $27,473,223)                33,475,718
=====================================================================
OTHER ASSETS LESS LIABILITIES-0.80%                           268,732
=====================================================================
NET ASSETS-100.00%                                        $33,744,450
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $12,219,085, which represented 36.21% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $25,873,751)        $31,876,246
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,599,472)                               1,599,472
===========================================================
     Total investments (cost $27,473,223)        33,475,718
===========================================================
Receivables for:
  Investments sold                                  429,957
-----------------------------------------------------------
  Fund shares sold                                   21,574
-----------------------------------------------------------
  Dividends                                          82,793
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                5,944
-----------------------------------------------------------
Other assets                                         24,067
===========================================================
     Total assets                                34,040,053
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                              97,821
-----------------------------------------------------------
  Fund shares reacquired                             93,013
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            6,272
-----------------------------------------------------------
Accrued distribution fees                            14,093
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,397
-----------------------------------------------------------
Accrued transfer agent fees                          14,209
-----------------------------------------------------------
Accrued operating expenses                           68,798
===========================================================
     Total liabilities                              295,603
===========================================================
Net assets applicable to shares outstanding     $33,744,450
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $26,736,418
-----------------------------------------------------------
Undistributed net investment income (loss)         (124,585)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign currencies    1,126,663
-----------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies               6,005,954
===========================================================
                                                $33,744,450
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $20,803,683
___________________________________________________________
===========================================================
Class B                                         $ 7,217,048
___________________________________________________________
===========================================================
Class C                                         $ 5,628,299
___________________________________________________________
===========================================================
Class R                                         $    82,383
___________________________________________________________
===========================================================
Institutional Class                             $    13,037
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,549,817
___________________________________________________________
===========================================================
Class B                                             547,038
___________________________________________________________
===========================================================
Class C                                             426,567
___________________________________________________________
===========================================================
Class R                                               6,162
___________________________________________________________
===========================================================
Institutional Class                                     964
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     13.42
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $13.42 / 94.50%)       $     14.20
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     13.19
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     13.19
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     13.37
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     13.52
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $9,125)          $  231,137
------------------------------------------------------------------------
Dividends from affiliated money market funds                      21,686
------------------------------------------------------------------------
Interest                                                          10,059
========================================================================
    Total investment income                                      262,882
========================================================================

EXPENSES:

Advisory fees                                                    137,937
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    19,327
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         24,769
------------------------------------------------------------------------
  Class B                                                         33,620
------------------------------------------------------------------------
  Class C                                                         29,175
------------------------------------------------------------------------
  Class R                                                            174
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              41,717
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   4
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          8,072
------------------------------------------------------------------------
Registration and filing fees                                      24,065
------------------------------------------------------------------------
Professional services fees                                        29,881
------------------------------------------------------------------------
Other                                                             19,776
========================================================================
    Total expenses                                               393,312
========================================================================
Less: Fees waived and expense offset arrangements                 (9,588)
========================================================================
    Net expenses                                                 383,724
========================================================================
Net investment income (loss)                                    (120,842)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                                        1,228,275
------------------------------------------------------------------------
  Foreign currencies                                             (14,783)
========================================================================
                                                               1,213,492
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        4,481,049
------------------------------------------------------------------------
  Foreign currencies                                               2,130
========================================================================
                                                               4,483,179
========================================================================
Net gain from investment securities and foreign currencies     5,696,671
========================================================================
Net increase in net assets resulting from operations          $5,575,829
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2006           2005
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (120,842)   $  (200,758)
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  1,213,492        731,267
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           4,483,179      1,425,470
========================================================================================
    Net increase in net assets resulting from operations        5,575,829      1,955,979
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (262,037)            --
----------------------------------------------------------------------------------------
  Class B                                                         (89,140)            --
----------------------------------------------------------------------------------------
  Class C                                                         (82,585)            --
----------------------------------------------------------------------------------------
  Class R                                                            (881)            --
----------------------------------------------------------------------------------------
  Institutional Class                                                (155)            --
========================================================================================
    Decrease in net assets resulting from distributions          (434,798)            --
========================================================================================
Share transactions-net:
  Class A                                                        (732,682)     7,497,457
----------------------------------------------------------------------------------------
  Class B                                                        (156,800)     1,525,150
----------------------------------------------------------------------------------------
  Class C                                                        (943,462)     1,223,419
----------------------------------------------------------------------------------------
  Class R                                                          11,001         49,128
----------------------------------------------------------------------------------------
  Institutional Class                                                 155             --
========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,821,788)    10,295,154
========================================================================================
    Net increase in net assets                                  3,319,243     12,251,133
========================================================================================

NET ASSETS:

  Beginning of period                                          30,425,207     18,174,074
========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(124,585) and $(3,743), respectively)   $33,744,450    $30,425,207
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
------------------------------------------------------------------
First $250 million                                            0.80%
------------------------------------------------------------------
Next $250 million                                             0.78%
------------------------------------------------------------------
Next $500 million                                             0.76%
------------------------------------------------------------------
Next $1.5 billion                                             0.74%
------------------------------------------------------------------
Next $2.5 billion                                             0.72%
------------------------------------------------------------------
Next $2.5 billion                                             0.70%
------------------------------------------------------------------
Next $2.5 billion                                             0.68%
------------------------------------------------------------------
Over $10 billion                                              0.66%
 _________________________________________________________________
==================================================================

    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.15%, 2.90%, 2.90%, 2.40% and 1.90% of average daily net assets, respectively, through October 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this limitation.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $8,178.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For six months ended April 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $41,717 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C and Class R shares paid $24,769, $33,620, $29,175 and $174, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $5,645 in front-end sales commissions from the sale of Class A shares and $0, $4,299, $1,612 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class              $  --          $2,399,248        $(1,599,512)         $  --          $  799,736       $10,828        $  --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 --           2,399,248         (1,599,512)            --             799,736        10,858           --
==================================================================================================================================
  Total              $  --          $4,798,496        $(3,199,024)         $  --          $1,599,472       $21,686        $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,410.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $2,999 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2005.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $6,843,869 and $9,553,690, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $6,189,844
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (256,293)
==============================================================================
Net unrealized appreciation of investment securities               $5,933,551
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $27,542,167.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.


                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED              YEAR ENDED
                                                                 APRIL 30, 2006(a)           OCTOBER 31, 2005
                                                              ------------------------    -----------------------
                                                               SHARES        AMOUNT        SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      197,526     $ 2,446,861     966,575    $10,922,294
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       54,179         661,792     266,236      2,975,818
-----------------------------------------------------------------------------------------------------------------
  Class C                                                       87,047       1,064,539     262,297      2,940,934
-----------------------------------------------------------------------------------------------------------------
  Class R                                                          932          11,697       4,822         54,684
=================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       20,431         246,604          --             --
-----------------------------------------------------------------------------------------------------------------
  Class B                                                        6,809          80,963          --             --
-----------------------------------------------------------------------------------------------------------------
  Class C                                                        6,176          73,498          --             --
-----------------------------------------------------------------------------------------------------------------
  Class R                                                           73             881          --             --
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                               13             155          --             --
=================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        9,854         121,618      16,450        186,973
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (10,003)       (121,618)    (16,626)      (186,973)
=================================================================================================================
Reacquired:(b)
  Class A                                                     (283,654)     (3,547,765)   (317,315)    (3,611,810)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (63,459)       (777,937)   (112,665)    (1,263,695)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     (168,920)     (2,081,499)   (151,730)    (1,717,515)
-----------------------------------------------------------------------------------------------------------------
  Class R                                                         (122)         (1,577)       (495)        (5,556)
=================================================================================================================
                                                              (143,118)    $(1,821,788)    917,549    $10,295,154
_________________________________________________________________________________________________________________
=================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 12% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Amount is net of redemption fees of $137, $46, $38, $1 and $0 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended April 30, 2006 and $1,281, $479, $462, $2 and $0 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the year ended October 31, 2005.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                              ------------------------------------------------
                                                                                              NOVEMBER 4, 2003
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                ENDED          YEAR ENDED      COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,      OCTOBER 31,
                                                                 2006             2005              2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.44           $ 10.38           $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)         (0.04)           (0.05)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.17              1.10             0.43
==============================================================================================================
    Total from investment operations                              2.14              1.06             0.38
==============================================================================================================
Less distributions from net realized gains                       (0.16)               --               --
==============================================================================================================
Redemption fees added to shares of beneficial interest            0.00              0.00             0.00
==============================================================================================================
Net asset value, end of period                                 $ 13.42           $ 11.44           $10.38
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  18.90%            10.21%            3.80%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $20,804           $18,368           $9,757
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.08%(c)          2.21%            2.25%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.13%(c)          2.53%            3.84%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.45)%(c)        (0.46)%          (0.53)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                          22%               44%              38%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $19,979,270.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS B
                                                              ------------------------------------------------
                                                                                              NOVEMBER 4, 2003
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                ENDED          YEAR ENDED      COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,      OCTOBER 31,
                                                                 2006             2005              2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.29           $10.31            $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)        (0.12)            (0.12)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.13             1.10              0.43
==============================================================================================================
    Total from investment operations                              2.06             0.98              0.31
==============================================================================================================
Less distributions from net realized gains                       (0.16)              --                --
==============================================================================================================
Redemption fees added to shares of beneficial interest            0.00             0.00              0.00
==============================================================================================================
Net asset value, end of period                                  $13.19           $11.29            $10.31
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  18.43%            9.51%             3.10%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,217           $6,315            $4,358
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.83%(c)         2.90%             2.90%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.88%(c)         3.22%             4.49%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.20)%(c)       (1.15)%           (1.18)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                          22%              44%               38%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,779,767.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS C
                                                              ------------------------------------------------
                                                                                              NOVEMBER 4, 2003
                                                              SIX MONTHS                      (DATE OPERATIONS
                                                                ENDED          YEAR ENDED      COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,      OCTOBER 31,
                                                                 2006             2005              2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.29           $10.31            $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)        (0.12)            (0.12)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.13             1.10              0.43
==============================================================================================================
    Total from investment operations                              2.06             0.98              0.31
==============================================================================================================
Less distributions from net realized gains                       (0.16)              --                --
==============================================================================================================
Redemption fees added to shares of beneficial interest            0.00             0.00              0.00
==============================================================================================================
Net asset value, end of period                                  $13.19           $11.29            $10.31
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  18.43%            9.51%             3.10%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,628           $5,671            $4,040
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.83%(c)         2.90%             2.90%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.88%(c)         3.22%             4.49%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.20)%(c)       (1.15)%           (1.18)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                          22%              44%               38%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,883,439.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS R
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                       (DATE SALES
                                                                ENDED          YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                 2006             2005             2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.41           $10.37           $10.51
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)        (0.03)           (0.04)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.16             1.07            (0.10)
============================================================================================================
    Total from investment operations                              2.12             1.04            (0.14)
============================================================================================================
Less distributions from net realized gains                       (0.16)              --               --
============================================================================================================
Redemption fees added to shares of beneficial interest            0.00             0.00             0.00
============================================================================================================
Net asset value, end of period                                  $13.37           $11.41           $10.37
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  18.77%           10.03%           (1.33)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   82           $   60           $   10
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.33%(c)         2.40%            2.40%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.38%(c)         2.72%            3.99%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.70)%(c)       (0.65)%          (0.68)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                          22%              44%              38
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $70,312.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           INSTITUTIONAL CLASS
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                       (DATE SALES
                                                                ENDED          YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                 2006             2005             2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.50           $10.40           $10.51
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)        (0.02)           (0.01)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.18             1.12            (0.10)
============================================================================================================
    Total from investment operations                              2.18             1.10            (0.11)
============================================================================================================
Less distributions from net realized gains                       (0.16)              --               --
============================================================================================================
Redemption fees added to shares of beneficial interest            0.00             0.00             0.00
============================================================================================================
Net asset value, end of period                                  $13.52           $11.50           $10.40
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  19.15%           10.58%           (1.05)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   13           $   11           $   10
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.64%(c)         1.90%            1.90%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.69%(c)         2.00%            3.42%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.01)%(c)       (0.15)%          (0.18)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                          22%              44%              38%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $12,032.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM TRIMARK FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                AIM Funds Management Inc.
                                                                                5140 Yonge St.
                                                                                Suite 900
                                                                                Toronto Ontario
                                                                                M2N 6X7
                                                                                Canada

       DOMESTIC EQUITY                                   SECTOR EQUITY                   AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund      AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                         AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund             AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund             AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund             AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                        DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                     AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                      AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                            FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
       INTERNATIONAL/GLOBAL EQUITY           Premier Portfolio
                                             Premier U.S.Government Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund                  TAX-FREE
AIM European Growth Fund
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund                ======================================================================================
AIM International Small Company Fund(1)      CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Trimark Fund                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ======================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com               T-TRI-SAR-1       A I M Distributors,Inc.

                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual    Retirement   Annuities   College   Separately   Offshore    Cash              [AIM INVESTMENTS LOGO]
Funds     Products                 Savings   Managed      Products    Management       --Registered Trademark--
                                   Plans     Accounts
--------------------------------------------------------------------------------

                                                AIM TRIMARK SMALL COMPANIES FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM TRIMARK SMALL COMPANIES FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this
                                                                                          report are generally according to the
o Class B shares are not available as an     o The unmanaged LIPPER SMALL-CAP CORE        Global Industry Classification Standard,
investment for retirement plans              FUND INDEX represents an average of the      which was developed by and is the
maintained pursuant to Section 401 of        performance of the 30 largest                exclusive property and a service mark of
the Internal Revenue Code, including         small-capitalization core equity funds       Morgan Stanley Capital International
401(k) plans, money purchase pension         tracked by Lipper Inc., an independent       Inc. and Standard & Poor's.
plans and profit sharing plans, except       mutual fund performance monitor.
for plans that have existing accounts                                                     The Fund provides a complete list of its
invested in Class B shares.                  o The unmanaged RUSSELL 2000--Registered     holdings four times in each fiscal year,
                                             Trademark-- INDEX represents the             at the quarter-ends. For the second and
o Class R shares are available only to       performance of the stocks of                 fourth quarters, the lists appear in the
certain retirement plans. Please see the     small-capitalization companies.              Fund's semiannual and annual reports to
prospectus for more information.                                                          shareholders. For the first and third
                                             o The unmanaged STANDARD & POOR'S            quarters, the Fund files the lists with
PRINCIPAL RISKS OF INVESTING IN THE FUND     COMPOSITE INDEX OF 500 STOCKS (the S&P       the Securities and Exchange Commission
                                             500--Registered Trademark-- Index) is an     (SEC) on Form N-Q. The most recent list
o Investing in smaller companies             index of common stocks frequently used       of portfolio holdings is available at
involves greater risk than investing in      as a general measure of U.S. stock           AIMinvestments.com. From our home page,
more established companies, such as          market performance.                          click on Products & Performance, then
business risk, significant stock price                                                    Mutual Funds, then Fund Overview. Select
fluctuations and illiquidity.                o The Fund is not managed to track the       your Fund from the drop-down menu and
                                             performance of any particular index,         click on Complete Quarterly Holdings.
o The Fund may invest up to 25% of its       including the indexes defined here, and      Shareholders can also look up the Fund's
assets in the securities of non-U.S.         consequently, the performance of the         Forms N-Q on the SEC's Web site at
issuers. International investing             Fund may deviate significantly from the      sec.gov. Copies of the Fund's Forms N-Q
presents certain risks not associated        performance of the index.                    may be reviewed and copied at the SEC's
with investing solely in the United                                                       Public Reference Room at 450 Fifth
States. These include risks relating to      o A direct investment cannot be made in      Street, N.W., Washington, D.C.
fluctuations in the value of the U.S.        an index. Unless otherwise indicated,        20549-0102. You can obtain information
dollar relative to the values of other       index results include reinvested             on the operation of the Public Reference
currencies, the custody arrangements         dividends, and they do not reflect sales     Room, including information about
made for the Fund's foreign holdings,        charges. Performance of an index of          duplicating fee charges, by calling
differences in accounting, political         funds reflects fund expenses;                202-942-8090 or 800-732-0330,or by
risks and the lesser degree of public        performance of a market index does not.      electronic request at the following
information required to be provided by                                                    e-mail address: publicinfo@sec.gov. The
non-U.S. companies.                          OTHER INFORMATION                            SEC file numbers for the Fund are
                                                                                          811-05426 and 033-19338.
o By concentrating on a small number of      o The returns shown in the management's
holdings, the Fund carries greater risk      discussion of Fund performance are based     A description of the policies and
because each investment has a greater        on net asset values calculated for           procedures that the Fund uses to
effect on the Fund's overall                 shareholder transactions. Generally          determine how to vote proxies relating
performance.                                 accepted accounting principles require       to portfolio securities is available
                                             adjustments to be made to the net assets     without charge, upon request, from our
o The Fund may not reach its objective       of the Fund at period end for financial      Client Services department at
if the manager chooses to maintain a         reporting purposes, and as such, the net     800-959-4246 or on the AIM Web site,
significant amount of cash in a rising       asset values for shareholder                 AIMinvestments.com. On the home page,
market.                                      transactions and the returns based on        scroll down and click on AIM Funds Proxy
                                             those net asset values may differ from       Policy. The information is also available
o The values of convertible securities       the net asset values and returns             on the SEC Web site, sec.gov.
will be affected by market interest          reported in the Financial Highlights.
rates and the value of the underlying                                                     Information regarding how the Fund voted
common stock into which these securities                                                  proxies related to its portfolio
may be converted.                                                                         securities during the 12 months ended June
                                                                                          30, 2005, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About
                                                                                          Us tab, click on Required Notices and
                                                                                          then click on Proxy Voting Activity.
                                                                                          Next, select the Fund from the drop-down
                                                                                          menu. The information is also available
                                                                                          on the SEC Web site, sec.gov.

                                                                                          ========================================
                                                                                          FUND NASDAQ SYMBOLS
================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                    ATIAX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class B Shares                    ATIBX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class C Shares                    ATICX
================================================================================          Class R Shares                    ATIRX
                                                                                          ========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM TRIMARK SMALL COMPANIES FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this semiannual report,
[PHOTO OF           which includes a discussion of how your Fund was managed for
ROBERT H.           the six months ended April 30, 2006, and what factors
GRAHAM]             affected its performance. That discussion begins on page 3.

ROBERT H. GRAHAM       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and
[PHOTO OF           negative beginning in May, after the close of the reporting
PHILLIP             period. Inflation fears were the primary cause of this
TAYLOR]             volatility and negativity:

PHILLIP TAYLOR         o  Amid signs of rising inflation, the U.S. Federal
                          Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR

                    Robert H. Graham                        Philip Taylor
                    President & Vice Chair -- AIM Funds     CEO, AIM Investments
                    Chair, AIM Investments


                    June 19, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TRIMARK SMALL COMPANIES FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
[PHOTO OF           independent chair--I can assure you that shareholder
BRUCE L.            interests are at the forefront of every decision your board
CROCKETT]           makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
BRUCE L. CROCKETT   you. Our new structure has enabled the board to work more
                    effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM TRIMARK SMALL COMPANIES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                                In conducting a comprehensive
                                                                                            analysis of a company, we strive to
=========================================================================================   identify primarily U.S. stocks that
                                                                                            have:
PERFORMANCE SUMMARY                          ============================================
                                             FUND VS. INDEXES                               o   Sustainable competitive advantages
For the six-month reporting period ended
April 30, 2006, AIM Trimark Small            CUMULATIVE TOTAL RETURNS, 10/31/05--4/30/06,   o   Strong growth prospects
Companies Fund, at net asset value,          EXCLUDING APPLICABLE SALES CHARGES. IF SALES
out-performed the S&P 500,the Fund's         CHARGES WERE INCLUDED, RETURNS WOULD BE        o   High barriers to entry
broad market index. For the same period,     LOWER.
the Fund underperformed the Russell 2000                                                    o   Capable management teams
Index, the Fund's style-specific             Class A Shares                       14.19%
benchmark, and the Lipper Small-Cap Core     Class B Shares                       13.77         Also central to the Trimark
Fund Index, the Fund's peer group index.     Class C Shares                       13.70     discipline is our adherence to an
                                             Class R Shares                       14.00     investment horizon of three to five
    Your Fund's out performance of the                                                      years. We use this long-term approach
broad market was driven largely by           S&P 500 Index (Broad Market Index)    9.63     because we believe good business
above-market returns from selected                                                          strategies usually take that amount of
investments in the consumer                  Russell 2000 Index                             time to implement and to produce strong
discretionary and industrials sectors.       (Style-specific Index)               18.91     earnings growth. We also use a
Our long-term investment horizon and                                                        concentrated portfolio approach,
fundamentals-driven stock selection          Lipper Small-Cap Core Fund Index               constructing a portfolio of about 25 to
process occasionally result in the           (Peer Group Index)                   17.95     45 stocks. We believe this allows each
purchase of stocks that may be out of                                                       investment opportunity to materially
favor with investors in the short            SOURCE: LIPPER INC.                            impact Fund performance.
term--as was the case in January. This
is the reason the Fund                       ============================================       While deliberate efforts are made to
                                                                                            reduce risk through industry
                                             underperformed the Russell 2000 Index          diversification, our primary method of
                                             for the reporting period.                      attempting to reduce risk is to purchase
                                                                                            businesses that are trading below their
                                                 Please turn to page 5 for your             estimated intrinsic value. Thus, if our
                                             Fund's long-term performance.                  assessment of the company's future is
                                                                                            incorrect and the stock declines in
=========================================================================================   price, the impact should be tempered
                                                                                            since we originally acquired the stock
HOW WE INVEST                                statement analysis and meetings with           at less than its estimated intrinsic
                                             company management teams. We then seek         value.
We view ourselves as business people         to purchase businesses whose stock
buying businesses, and we consider the       prices are below what we have calculated           Holdings are considered for sale if:
purchase of a stock as an ownership          to be the true value of the company
interest in a business. We strive to         based on its future cash flows,                o   A more attractive investment
develop a proprietary view of a business     management performance and business                opportunity exists
through in-depth, fundamental research       fundamentals.
that includes careful financial                                                             o   Full value of the investment is
                                                                                                deemed to have been realized

                                                                                                                         (continued)

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1. Leisure Products                7.5%       1. Tempur-Pedic International Inc. 7.4%

Consumer Discretionary           31.5%       2. Home Furnishings                7.4        2. Dynamex Inc.                    4.2

Industrials                      23.3        3. Air Freight & Logistics         6.8        3. Con-way Inc.                    3.9

Health Care                      12.5        4. Diversified Commercial &                   4. Mega Bloks (Canada)             3.9
                                                Professional Services           5.3
Information Technology           10.5                                                      5. Sabre Holdings Corp.-Class A    3.7
                                             5. Apparel, Accessories & Luxury
Consumer Staples                  7.5           Goods                           4.9        6. Polaris Industries Inc.         3.6

Materials                         5.4                                                      7. Delta and Pine Land Co.         3.6
                                             TOTAL NET ASSETS        $254.7 MILLION
Financials                        2.7                                                      8. Embarcadero Technologies, Inc.  3.5
                                             TOTAL NUMBER OF HOLDINGS*           35
Money Market Funds Plus Other                                                              9. Columbia Sportswear Co.         3.4
Assets Less Liabilities           6.6
                                                                                          10. Endo Pharmaceuticals
                                                                                              Holdings Inc.                   3.4

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM TRIMARK SMALL COMPANIES FUND

    Holdings are also considered for         mattresses and pillows. While memory         THE VIEWS AND OPINIONS EXPRESSED IN
sale if the original thesis for buying       foam only makes up a small portion of        MANAGEMENT'S DISCUSSION OF FUND
the company changes due to a fundamental     the total bedding market, Tempur-Pedic       PERFORMANCE ARE THOSE OF A I M ADVISORS,
negative change in management strategy       enjoys a significant market share within     INC. THESE VIEWS AND OPINIONS ARE
or a fundamental negative change in the      this niche. With an outstanding              SUBJECT TO CHANGE AT ANY TIME BASED ON
competitive environment.                     management team and an attractive            FACTORS SUCH AS MARKET AND ECONOMIC
                                             valuation, this company represents many      CONDITIONS. THESE VIEWS AND OPINIONS MAY
MARKET CONDITIONS AND YOUR FUND              of the attributes we look for in a           NOT BE RELIED UPON AS INVESTMENT ADVICE
                                             business.                                    OR RECOMMENDATIONS, OR AS AN OFFER FOR A
Most equity markets posted healthy gains                                                  PARTICULAR SECURITY. THE INFORMATION IS
during the reporting period as favorable         While few Fund holdings declined in      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
economic growth trends and solid             price during the reporting period, and       OF ANY MARKET, COUNTRY, INDUSTRY,
corporate profits overshadowed rising        most of them only modestly, the Fund's       SECURITY OR THE FUND. STATEMENTS OF FACT
interest rates and oil prices. Among         largest detractors from performance were     ARE FROM SOURCES CONSIDERED RELIABLE,
individual sectors, materials and energy     data management software provider            BUT A I M ADVISORS, INC. MAKES NO
led the market for the reporting period      EMBARCADERO TECHNOLOGIES and medical         REPRESENTATION OR WARRANTY AS TO THEIR
while health care and utilities trailed.     supply company COOPER COMPANIES. Shares      COMPLETENESS OR ACCURACY. ALTHOUGH
Small capitalization stocks posted           of Embarcadero Technologies fell as          HISTORICAL PERFORMANCE IS NO GUARANTEE
particularly impressive returns in           first-quarter results came in below          OF FUTURE RESULTS, THESE INSIGHTS MAY
January and outperformed both mid-cap        expectations. Shares of Cooper Companies     HELP YOU UNDERSTAND OUR INVESTMENT
and large-cap stocks for the reporting       also fell after the contact lens and eye     MANAGEMENT PHILOSOPHY.
period as a whole.                           care products maker missed earnings
                                             forecasts for the fourth quarter of 2005           See important Fund and index
    Our long-term investment horizon and     and lowered guidance for 2006. We             disclosures on the inside front cover.
fundamentals-driven stock-selection          believed the fundamentals and outlook
process occasionally result in the           for both of these companies remained
purchase of businesses that may be out       strong, and we took their recent                          TED CHISHOLM, portfolio
of favor with investors in the short         sell-offs as an opportunity to add to                     manager, is a manager of AIM
term--as was the case in January. As         our positions in these businesses.           [CHISHOLM    Trimark Small Companies Fund.
disciplined long-term investors, we are                                                     PHOTO]     Mr. Chisholm joined AIM
willing to persevere in the short term           During the reporting period, we sold                  Trimark Investments in 1991
as long as we believe the fundamental        our positions in OAKLEY, SYBRON DENTAL                    where he worked until opening
factors supporting our research are          SPECIALTIES and ALABAMA NATIONAL BANCORP     his own financial planning software firm
correct and our convictions in the           based mainly on valuations. We also          in 2000. From 2001 to 2002, he worked as
prospects for businesses we own remain       initiated new positions in trucking          an equity analyst before rejoining AIM
strong.                                      company CON-WAY, medical technology          Trimark Investments in 2003 as an
                                             company KINETIC CONCEPTS and education       investment analyst. He assumed his
    Although the energy sector performed     services firm EDUCATE. We believe that       current duties in 2006. Mr. Chisholm
strongly during the period, we continued     all of these companies possess distinct      earned a B.A. from the University of
to avoid investing in oil, gas and base      advantages over their competitors and        Western Ontario.
metal companies. At the close of the         are well positioned to capitalize on
reporting period, we believed most of        them.                                                     ROB MIKALACHKI, Chartered
these companies were trading at very                                                                   Financial Analyst,
high prices that reflected much higher       IN CLOSING                                   [MIKALACHKI  portfolio manager, is a
long-term commodity price expectations                                                      PHOTO]     manager of AIM Trimark
than we believed were sustainable.           During the reporting period, we                           Small Companies Fund. Prior
                                             continued to focus on finding quality                     to joining AIM Trimark
    Our investment approach focuses on       businesses trading at attractive values      Investments in 1999 as a small-cap
individual businesses rather than market     relative to what we believe are their        analyst, Mr. Mikalachki advised
sectors. Therefore, your Fund shares         long-term prospects. In contrast, the        small- and medium-sized businesses in the
little in common with sector weightings      market is often driven by short-term         areas of valuation, financing, and
of various market indexes. However, if       events or outlooks in both good times        mergers and acquisitions. He earned an
we were to broadly categorize businesses     and bad. Market volatility allows us to      undergraduate degree in business at
with which we had the most success           take advantage of investment                 Wilfrid Laurier.
during the reporting period, selected        opportunities we believe will benefit
investments in consumer discretionary        your Fund in the long term.
stocks aided Fund performance versus the
Russell 2000 Index, while our                    While we can never predict future
underweight position and stock selection     Fund performance, we pledge to you that
in the information technology sector         we will continually strive to upgrade
hindered Fund performance.                   the quality of your Fund's portfolio. As          [RIGHT ARROW GRAPHIC]
                                             always, we thank you for your investment
    The top contributor to Fund              in AIM Trimark Small Companies Fund and
performance for the period was               for sharing our long-term investment     FOR A PRESENTATION OF YOUR FUND'S
TEMPUR-PEDIC. Tempur-Pedic is a              perspective.                             LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.
manufacturer of premium visco-elastic

AIM TRIMARK SMALL COMPANIES FUND



YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable          As of 3/31/06, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (11/4/03)              17.20%      CLASS A SHARES
 1 Year                          17.55       Inception (11/4/03)              17.45%
                                              1 Year                          11.67
CLASS B SHARES
Inception (11/4/03)              18.17%      CLASS B SHARES
 1 Year                          18.47       Inception (11/4/03)              18.48%
                                              1 Year                          12.20
CLASS C SHARES
Inception (11/4/03)              19.08%      CLASS C SHARES
 1 Year                          22.49       Inception (11/4/03)              19.46%
                                              1 Year                          16.29
CLASS R SHARES
Inception                        19.66%      CLASS R SHARES
 1 Year                          24.10       Inception                        20.04%
                                              1 Year                          17.94
========================================     ========================================


CLASS R SHARES' INCEPTION DATE IS APRIL      RECENT MONTH-END PERFORMANCE.                CDSC ON CLASS B SHARES DECLINES FROM 5%
30, 2004. RETURNS SINCE THAT DATE ARE        PERFORMANCE FIGURES REFLECT REINVESTED       BEGINNING AT THE TIME OF PURCHASE TO 0%
HISTORICAL RETURNS. ALL OTHER RETURNS        DISTRIBUTIONS, CHANGES IN NET ASSET          AT THE BEGINNING OF THE SEVENTH YEAR.
ARE BLENDED RETURNS OF HISTORICAL CLASS      VALUE AND THE EFFECT OF THE MAXIMUM          THE CDSC ON CLASS C SHARES IS 1% FOR THE
R SHARE PERFORMANCE AND RESTATED CLASS A     SALES CHARGE UNLESS OTHERWISE STATED.        FIRST YEAR AFTER PURCHASE. CLASS R
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PERFORMANCE FIGURES DO NOT REFLECT           SHARES DO NOT HAVE A FRONT-END SALES
THE INCEPTION DATE OF CLASS R SHARES) AT     DEDUCTION OF TAXES A SHAREHOLDER WOULD       CHARGE; RETURNS SHOWN ARE AT NET ASSET
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PAY ON FUND DISTRIBUTIONS OR SALE OF         VALUE AND DO NOT REFLECT A 0.75% CDSC
HIGHER RULE 12b-1 FEES APPLICABLE TO         FUND SHARES. INVESTMENT RETURN AND           THAT MAY BE IMPOSED ON A TOTAL
CLASS R SHARES. CLASS A SHARES'              PRINCIPAL VALUE WILL FLUCTUATE SO THAT       REDEMPTION OF RETIREMENT PLAN ASSETS
INCEPTION DATE IS NOVEMBER 4, 2003.          YOU MAY HAVE A GAIN OR LOSS WHEN YOU         WITHIN THE FIRST YEAR.
                                             SELL SHARES.
    THE PERFORMANCE DATA QUOTED                                                               THE PERFORMANCE OF THE FUND'S SHARE
REPRESENT PAST PERFORMANCE AND CANNOT            CLASS A SHARE PERFORMANCE REFLECTS       CLASSES WILL DIFFER DUE TO DIFFERENT
GUARANTEE COMPARABLE FUTURE RESULTS;         THE MAXIMUM 5.50% SALES CHARGE, AND          SALES CHARGE STRUCTURES AND CLASS
CURRENT PERFORMANCE MAY BE LOWER OR          CLASS B AND CLASS C SHARE PERFORMANCE        EXPENSES.
HIGHER. PLEASE VISIT AIMinvestments.com      REFLECTS THE APPLICABLE CONTINGENT
FOR THE MOST                                 DEFERRED SALES CHARGE (CDSC) FOR THE             HAD THE ADVISOR NOT WAIVED FEES
                                             PERIOD INVOLVED. THE                         AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.


AIM TRIMARK SMALL COMPANIES FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE


As a shareholder of the Fund, you incur      together with the amount you invested,           The hypothetical account values and
two types of costs: (1) transaction          to estimate the expenses that you paid       expenses may not be used to estimate the
costs, which may include sales charges       over the period. Simply divide your          actual ending account balance or
(loads) on purchase payments; contingent     account value by $1,000 (for example, an     expenses you paid for the period. You
deferred sales charges on redemptions;       $8,600 account value divided by $1,000 =     may use this information to compare the
and redemption fees, if any; and (2)         8.6), then multiply the result by the        ongoing costs of investing in the Fund
ongoing costs, including management          number in the table under the heading        and other funds. To do so, compare this
fees; distribution and/or service fees       entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
(12b-1); and other Fund expenses. This       Period" to estimate the expenses you         hypothetical examples that appear in the
example is intended to help you              paid on your account during this period.     shareholder reports of the other funds.
understand your ongoing costs (in
dollars) of investing in the Fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
compare these costs with ongoing costs       PURPOSES                                     in the table are meant to highlight your
of investing in other mutual funds. The                                                   ongoing costs only and do not reflect
example is based on an investment of         The table below also provides                any transactional costs, such as sales
$1,000 invested at the beginning of the      information about hypothetical account       charges (loads) on purchase payments,
period and held for the entire period        values and hypothetical expenses based       contingent deferred sales charges on
November 1, 2005, through April 30,          on the Fund's actual expense ratio and       redemptions, and redemption fees, if
2006.                                        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
                                             before expenses, which is not the Fund's     information is useful in comparing
ACTUAL EXPENSES                              actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
The table below provides information         value after expenses for the six months      of owning different funds. In addition,
about actual account values and actual       ended April 30, 2006, appear in the          if these transactional costs were
expenses. You may use the information in     table "Fund vs. Indexes" on page 3.          included, your costs would have been
this table,                                                                               higher.

====================================================================================================================================
                                                 ACTUAL                            HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING                EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
CLASS            (11/1/05)           (4/30/06)(1)            PERIOD(2)       (4/30/06)          PERIOD(2)          RATIO
  A              $1,000.00            $1,141.90               $ 7.49        $1,017.80           $  7.05             1.41%
  B               1,000.00             1,137.70                11.45         1,014.08             10.79             2.16
  C               1,000.00             1,137.00                11.44         1,014.08             10.79             2.16
  R               1,000.00             1,140.00                 8.81         1,016.56              8.30             1.66


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                     [ARROW
                                      BUTTON       For More Information Visit
                                      IMAGE]           AIMinvestments.com

AIM TRIMARK SMALL COMPANIES FUND




APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      services to be provided by AIM was           operating expenses are limited to a
Funds (the "Board") oversees the             appropriate and that AIM currently is        specified percentage of average daily
management of AIM Trimark Small              providing satisfactory services in           net assets for each class of the Fund.
Companies Fund (the "Fund") and, as          accordance with the terms of the             The Board considered the contractual
required by law, determines annually         Advisory Agreement.                          nature of this fee waiver/expense
whether to approve the continuance of                                                     limitation and noted that it remains in
the Fund's advisory agreement with A I M     o The performance of the Fund relative       effect until October 31, 2005. The Board
Advisors, Inc. ("AIM"). Based upon the       to comparable funds. The Board reviewed      considered these effect these fee
recommendation of the Investments            the performance of the Fund during the       waivers/expense limitations would have
Committee of the Board, at a meeting         past one calendar year against the           on the Fund's estimated expenses and
held on June 30, 2005, the Board,            performance of funds advised by other        concluded that the levels of fee
including all of the independent             advisors with investment strategies          waivers/expense limitations for the Fund
trustees, approved the continuance of        comparable to those of the Fund. The         were fair and reasonable.
the advisory agreement (the "Advisory        Board noted that the Fund's performance
Agreement") between the Fund and AIM for     in such period was above the median          o Breakpoints and economies of scale.
another year, effective July 1, 2005.        performance of such comparable funds.        The Board reviewed the structure of the
                                             Based on this review, the Board              Fund's advisory fee under the Advisory
   The Board considered the factors          concluded that no changes should be made     Agreement, noting that it includes one
discussed below in evaluating the            to the Fund and that it was not              breakpoint. The Board reviewed the level
fairness and reasonableness of the           necessary to change the Fund's portfolio     of the Fund's advisory fees, and noted
Advisory Agreement at the meeting on         management team at this time.                that such fees, as a percentage of the
June 30, 2005 and as part of the Board's                                                  Fund's net assets, would decrease as net
ongoing oversight of the Fund. In their      o The performance of the Fund relative       assets increase because the Advisory
deliberations, the Board and the             to indices. The Board reviewed the           Agreement includes a breakpoint. The
independent trustees did not identify        performance of the Fund during the past      Board noted that, due to the Fund's
any particular factor that was               one calendar year against the                current asset levels and the way in
controlling, and each trustee attributed     performance of the Lipper Small-Cap Core     which the advisory fee breakpoints have
different weights to the various             Index. The Board noted that the Fund's       been structured, the Fund has yet to
factors.                                     performance in such period was above the     benefit from the breakpoint. The Board
                                             performance of such Index. Based on this     noted that AIM has contractually agreed
   One of the responsibilities of the        review, the Board concluded that no          to waive advisory fees of the Fund
Senior Officer of the Fund, who is           changes should be made to the Fund and       through June 30, 2006 to the extent
independent of AIM and AIM's affiliates,     that it was not necessary to change the      necessary so that the advisory fees
is to manage the process by which the        Fund's portfolio management team at this     payable by the Fund do not exceed a
Fund's proposed management fees are          time.                                        specified maximum advisory fee rate,
negotiated to ensure that they are                                                        which maximum rate includes breakpoints
negotiated in a manner which is at arm's     o Meeting with the Fund's portfolio          and is based on net asset levels. The
length and reasonable. To that end, the      managers and investment personnel. With      Board concluded that the Fund's fee
Senior Officer must either supervise a       respect to the Fund, the Board is            levels under the Advisory Agreement
competitive bidding process or prepare       meeting periodically with such Fund's        therefore would reflect economies of
an independent written evaluation. The       portfolio managers and/or other              scale at higher asset levels and that it
Senior Officer has recommended an            investment personnel and believes that       was not necessary to change the advisory
independent written evaluation in lieu       such individuals are competent and able      fee breakpoints in the Fund's advisory
of a competitive bidding process and,        to continue to carry out their               fee schedule.
upon the direction of the Board, has         responsibilities under the Advisory
prepared such an independent written         Agreement.                                   o Investments in affiliated money market
evaluation. Such written evaluation also                                                  funds. The Board also took into account
considered certain of the factors            o Overall performance of AIM. The Board      the fact that uninvested cash and cash
discussed below. In addition, as             considered the overall performance of        collateral from securities lending
discussed below, the Senior Officer made     AIM in providing investment advisory and     arrangements (collectively, "cash
certain recommendations to the Board in      portfolio administrative services to the     balances") of the Fund may be invested
connection with such written evaluation.     Fund and concluded that such performance     in money market funds advised by AIM
                                             was satisfactory.                            pursuant to the terms of an SEC
   The discussion below serves as a                                                       exemptive order. The Board found that
summary of the Senior Officer's              o Fees relative to those of clients of       the Fund may realize certain benefits
independent written evaluation and           AIM with comparable investment               upon investing cash balances in AIM
recommendations to the Board in              strategies. The Board noted that AIM         advised money market funds, including a
connection therewith, as well as a           does not serve as an advisor to other        higher net return, increased liquidity,
discussion of the material factors and       mutual funds or other clients with           increased diversification or decreased
the conclusions with respect thereto         investment strategies comparable to          transaction costs. The Board also found
that formed the basis for the Board's        those of the Fund.                           that the Fund will not receive reduced
approval of the Advisory Agreement.                                                       services if it invests its cash balances
After consideration of all of the            o Fees relative to those of comparable       in such money market funds. The Board
factors below and based on its informed      funds with other advisors. The Board         noted that, to the extent the Fund
business judgment, the Board determined      reviewed the advisory fee rate for the       invests in affiliated money market
that the Advisory Agreement is in the        Fund under the Advisory Agreement. The       funds, AIM has voluntarily agreed to
best interests of the Fund and its           Board compared effective contractual         waive a portion of the advisory fees it
shareholders and that the compensation       advisory fee rates at a common asset         receives from the Fund attributable to
to AIM under the Advisory Agreement is       level and noted that the Fund's rate was     such investment. The Board further
fair and reasonable and would have been      comparable to the median rate of the         determined that the proposed securities
obtained through arm's length                funds advised by other advisors with         lending program and related procedures
negotiations.                                investment strategies comparable to          with respect to the lending Fund is in
                                             those of the Fund that the Board             the best interests of the lending Fund
o The nature and extent of the advisory      reviewed. The Board noted that AIM has       and its respective shareholders. The
services to be provided by AIM. The          agreed to waive advisory fees of the         Board therefore concluded that the
Board reviewed the services to be            Fund and to limit the Fund's total           investment of cash collateral received
provided by AIM under the Advisory           operating expenses, as discussed below.      in connection with the securities
Agreement. Based on such review, the         Based on this review, the Board              lending program in the money market
Board concluded that the range of            concluded that the advisory fee rate for     funds according to the procedures is in
services to be provided by AIM under the     the Fund under the Advisory Agreement        the best interests of the lending Fund
Advisory Agreement was appropriate and       was fair and reasonable.                     and its respective shareholders.
that AIM currently is providing services
in accordance with the terms of the          o Expense limitations and fee waivers.       o Independent written evaluation and
Advisory Agreement.                          The Board noted that AIM has                 recommendations of the Fund's Senior
                                             contractually agreed to waive advisory       Officer. The Board noted that, upon
o The quality of services to be provided     fees of the Fund through June 30, 2006       their direction, the Senior Officer of
by AIM. The Board reviewed the               to the extent necessary so that the          the Fund, who is independent of AIM and
credentials and experience of the            advisory fees payable by the Fund do not     AIM's affiliates, had prepared an
officers and employees of AIM who will       exceed a specified maximum advisory fee      independent written evaluation in order
provide investment advisory services to      rate, which maximum rate includes            to assist the Board in determining the
the Fund. In reviewing the                   breakpoints and is based on net asset        reasonableness of the proposed
qualifications of AIM to provide             levels. The Board considered the             management fees of the AIM Funds,
investment advisory services, the Board      contractual nature of this fee waiver        including the Fund.
reviewed the qualifications of AIM's         and noted that it remains in effect
investment personnel and considered such     until June 30, 2006. The Board also
issues as AIM's portfolio and product        noted that AIM has contractually agreed
review process, various back office          to waive fees and/or limit expenses of
support functions provided by AIM and        the Fund through October 31, 2005 so
AIM's equity and fixed income trading        that total annual
operations. Based on the review of these
and other factors, the Board concluded
that the quality of

                                                                                                                         (continued)

AIM TRIMARK SMALL COMPANIES FUND

The Board noted that the Senior              o Other factors and current trends. In       o The performance of the Fund relative
Officer's written evaluation had been        determining whether to continue the          to comparable funds. The Board reviewed
relied upon by the Board in this regard      Advisory Agreement for the Fund, the         the performance of the Fund during the
in lieu of a competitive bidding             Board considered the fact that AIM,          past one calendar year against the
process. In determining whether to           along with others in the mutual fund         performance of funds advised by other
continue the Advisory Agreement for the      industry, is subject to regulatory           advisors with investment strategies
Fund, the Board considered the Senior        inquiries and litigation related to a        comparable to those of the Fund. The
Officer's written evaluation and the         wide range of issues. The Board also         Board noted that the Fund's performance
recommendation made by the Senior            considered the governance and compliance     in such period was above the median
Officer to the Board that the Board          reforms being undertaken by AIM and its      performance of such comparable funds.
consider implementing a process to           affiliates, including maintaining an         Based on this review, the Board
assist them in more closely monitoring       internal controls committee and              concluded that no changes should be made
the performance of the AIM Funds. The        retaining an independent compliance          to the Fund and that it was not
Board concluded that it would be             consultant, and the fact that AIM has        necessary to change the Fund's portfolio
advisable to implement such a process as     undertaken to cause the Fund to operate      management team at this time.
soon as reasonably practicable.              in accordance with certain governance
                                             policies and practices. The Board            o The performance of the Fund relative
o Profitability of AIM and its               concluded that these actions indicated a     to indices. The Board reviewed the
affiliates. The Board reviewed               good faith effort on the part of AIM to      performance of the Fund during the past
information concerning the profitability     adhere to the highest ethical standards,     one calendar year against the
of AIM's (and its affiliates')               and determined that the current              performance of the Lipper Small-Cap Core
investment advisory and other activities     regulatory and litigation environment to     Index. The Board noted that the Fund's
and its financial condition. The Board       which AIM is subject should not prevent      performance in such period was above the
considered the overall profitability of      the Board from continuing the Advisory       performance of such Index. Based on this
AIM, as well as the profitability of AIM     Agreement for the Fund.                      review, the Board concluded that no
in connection with managing the Fund.                                                     changes should be made to the Fund and
The Board noted that AIM's operations        APPROVAL OF SUB-ADVISORY AGREEMENT           that it was not necessary to change the
remain profitable, although increased                                                     Fund's portfolio management team at this
expenses in recent years have reduced        The Board oversees the management of the     time.
AIM's profitability. Based on the review     Fund and, as required by law, determines
of the profitability of AIM's and its        annually whether to approve the              o Meetings with the Fund's portfolio
affiliates' investment advisory and          continuance of the Fund's sub-advisory       managers and investment personnel. The
other activities and its financial           agreement. Based upon the recommendation     Board is meeting periodically with the
condition, the Board concluded that the      of the Investments Committee of the          Fund's portfolio managers and/or other
compensation to be paid by the Fund to       Board, at a meeting held on June 30,         investment personnel and believes that
AIM under its Advisory Agreement was not     2005, the Board, including all of the        such individuals are competent and able
excessive.                                   independent trustees, approved the           to continue to carry out their
                                             continuance of the sub-advisory              responsibilities under the Sub-Advisory
o Benefits of soft dollars to AIM. The       agreement (the "Sub-Advisory Agreement")     Agreement.
Board considered the benefits realized       between AIM Funds Management Inc. (the
by AIM as a result of brokerage              "Sub-Advisor") and AIM with respect to       o Overall performance of the
transactions executed through "soft          the Fund for another year, effective         Sub-Advisor. The Board considered the
dollar" arrangements. Under these            July 1, 2005.                                overall performance of the Sub-Advisor
arrangements, brokerage commissions paid                                                  in providing investment advisory
by the Fund and/or other funds advised          The Board considered the factors          services to the Fund and concluded that
by AIM are used to pay for research and      discussed below in evaluating the            such performance was satisfactory.
execution services. This research is         fairness and reasonableness of the
used by AIM in making investment             Sub-Advisory Agreement at the meeting on     o Advisory fees, expense limitations and
decisions for the Fund. The Board            June 30, 2005 and as part of the Board's     fee waivers, and breakpoints and
concluded that such arrangements were        ongoing oversight of the Fund. In their      economies of scale. In reviewing these
appropriate.                                 deliberations, the Board and the             factors, the Board considered only the
                                             independent trustees did not identify        advisory fees charged to the Fund by AIM
o AIM's financial soundness in light of      any particular factor that was               and did not consider the sub-advisory
the Fund's needs. The Board considered       controlling, and each trustee attributed     fees paid by AIM to the Sub-Advisor. The
whether AIM is financially sound and has     different weights to the various             Board believes that this approach is
the resources necessary to perform its       factors.                                     appropriate because the sub-advisory
obligations under the Advisory                                                            fees have no effect on the Fund or its
Agreement, and concluded that AIM has           The discussion below serves as a          shareholders, as they are paid by AIM
the financial resources necessary to         discussion of the material factors and       rather than the Fund. Furthermore, AIM
fulfill its obligations under the            the conclusions with respect thereto         and the Sub-Advisor are affiliates and
Advisory Agreement.                          that formed the basis for the Board's        the Board believes that the allocation
                                             approval of the Sub-Advisory Agreement.      of fees between them is a business
o Historical relationship between the        After consideration of all of the            matter, provided that the advisory fees
Fund and AIM. In determining whether to      factors below and based on its informed      charged to the Fund are fair and
continue the Advisory Agreement for the      business judgment, the Board determined      reasonable.
Fund, the Board also considered the          that the Sub-Advisory Agreement is in
prior relationship between AIM and the       the best interests of the Fund and its       o Profitability of AIM and its
Fund, as well as the Board's knowledge       shareholders.                                affiliates. The Board reviewed
of AIM's operations, and concluded that                                                   information concerning the profitability
it was beneficial to maintain the            o The nature and extent of the advisory      of AIM's (and its affiliates')
current relationship, in part, because       services to be provided by the               investment advisory and other activities
of such knowledge. The Board also            Sub-Advisor. The Board reviewed the          and its financial condition. The Board
reviewed the general nature of the           services to be provided by the               considered the overall profitability of
non-investment advisory services             Sub-Advisor under the Sub-Advisory           AIM, as well as the profitability of AIM
currently performed by AIM and its           Agreement. Based on such review, the         in connection with managing the Fund.
affiliates, such as administrative,          Board concluded that the range of            The Board noted that AIM's operations
transfer agency and distribution             services to be provided by the               remain profitable, although increased
services, and the fees received by AIM       Sub-Advisor under the Sub-Advisory           expenses in recent years have reduced
and its affiliates for performing such       Agreement was appropriate and that the       AIM's profitability. Based on the review
services. In addition to reviewing such      Sub-Advisor currently is providing           of the profitability of AIM's and its
services, the trustees also considered       services in accordance with the terms of     affiliates' investment advisory and
the organizational structure employed by     the Sub-Advisory Agreement.                  other activities and its financial
AIM and its affiliates to provide those                                                   condition, the Board concluded that the
services. Based on the review of these       o The quality of services to be provided     compensation to be paid by the Fund to
and other factors, the Board concluded       by the Sub-Advisor. The Board reviewed       AIM under its Advisory Agreement was not
that AIM and its affiliates were             the credentials and experience of the        excessive.
qualified to continue to provide             officers and employees of the
non-investment advisory services to the      Sub-Advisor who will provide investment      o The Sub-Advisor's financial soundness
Fund, including administrative, transfer     advisory services to the Fund. Based on      in light of the Fund's needs. The Board
agency and distribution services, and        the review of these and other factors,       considered whether the Sub-Advisor is
that AIM and its affiliates currently        the Board concluded that the quality of      financially sound and has the resources
are providing satisfactory                   services to be provided by the               necessary to perform its obligations
non-investment advisory services.            Sub-Advisor was appropriate, and that        under the Sub-Advisory Agreement, and
                                             the Sub-Advisor currently is providing       concluded that the Sub-Advisor has the
                                             satisfactory services in accordance with     financial resources necessary to fulfill
                                             the terms of the Sub-Advisory Agreement.     its obligations under the Sub-Advisory
                                                                                          Agreement.


SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM TRIMARK SMALL COMPANIES FUND

INSTITUTIONAL CLASS SHARES                   ========================================     IS AT NAV. PERFORMANCE OF INSTITUTIONAL
                                                                                          CLASS SHARES WILL DIFFER FROM
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 PERFORMANCE OF OTHER SHARE CLASSES DUE
prepared to provide Institutional Class      For periods ended 4/30/06                    TO DIFFERING SALES CHARGES AND CLASS
shareholders with a performance overview                                                  EXPENSES.
specific to their holdings.                  Inception                         20.32%
Institutional Class shares are offered        1 Year                           25.01          PLEASE NOTE THAT PAST PERFORMANCE IS
exclusively to institutional investors,       6 Months*                        14.47      NOT INDICATIVE OF FUTURE RESULTS. MORE
including defined contribution plans                                                      RECENT RETURNS MAY BE MORE OR LESS THAN
that meet certain criteria.                  ========================================     THOSE SHOWN. ALL RETURNS ASSUME
                                                                                          REINVESTMENT OF DISTRIBUTIONS AT NET
                                             AVERAGE ANNUAL TOTAL RETURNS                 ASSET VALUE. INVESTMENT RETURN AND
                                             For periods ended 3/31/06, most recent       PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                             calendar quarter-end                         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                                                                                          OR LESS THAN THEIR ORIGINAL COST. SEE
                                             Inception                         20.69%     FULL REPORT FOR INFORMATION ON
                                              1 Year                           18.76      COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                              6 Months*                        10.61      YOUR FUND PROSPECTUS FOR MORE
                                                                                          INFORMATION. FOR THE MOST CURRENT
                                             *Cumulative total return that has not        MONTH-END PERFORMANCE, PLEASE CALL
                                             been annualized                              800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             ========================================
                                                                                              HAD THE ADVISOR NOT WAIVED FEES
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             DATE IS APRIL 30, 2004. RETURNS SINCE        WOULD HAVE BEEN LOWER.
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS NOVEMBER 4,
                                             2003.

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE

========================================
NASDAQ SYMBOL                      ATIIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                 T-SCO-INS-2          A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                     ACTUAL                         HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING              EXPENSES         ENDING             EXPENSES        ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,144.70              $4.84         $1,020.28            $4.56             0.91%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com                 T-SCO-INS-2          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-76.55%

ADVERTISING-1.83%

Harte-Hanks, Inc.                                170,700   $  4,660,110
=======================================================================

AGRICULTURAL PRODUCTS-3.55%

Delta and Pine Land Co.                          305,600      9,039,648
=======================================================================

AIR FREIGHT & LOGISTICS-6.76%

Dynamex Inc.(a)                                  549,209     10,577,765
-----------------------------------------------------------------------
Pacer International, Inc.                        193,400      6,631,686
=======================================================================
                                                             17,209,451
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.93%

Columbia Sportswear Co.(a)                       172,400      8,773,436
-----------------------------------------------------------------------
Hampshire Group, Ltd.(a)                         186,800      3,784,960
=======================================================================
                                                             12,558,396
=======================================================================

AUTOMOTIVE RETAIL-2.99%

Lithia Motors, Inc.-Class A                      225,000      7,625,250
=======================================================================

BUILDING PRODUCTS-1.92%

Trex Co., Inc.(a)                                163,700      4,891,356
=======================================================================

COMMUNICATIONS EQUIPMENT-3.29%

SpectraLink Corp.                                703,162      8,388,723
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.68%

Sabre Holdings Corp.-Class A                     406,000      9,374,540
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.39%

FTI(a)                                           212,100      6,095,754
=======================================================================

EDUCATION SERVICES-1.49%

Educate, Inc.(a)                                 459,000      3,786,750
=======================================================================

HEALTH CARE EQUIPMENT-4.85%

Bio-Rad Laboratories, Inc.-Class A(a)             60,800      3,976,928
-----------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                        192,000      8,382,720
=======================================================================
                                                             12,359,648
=======================================================================

HEALTH CARE SUPPLIES-4.17%

Cooper Cos., Inc. (The)                          123,724      6,782,550
-----------------------------------------------------------------------
DENTSPLY International Inc.                       64,300      3,836,781
=======================================================================
                                                             10,619,331
=======================================================================

HOME FURNISHINGS-7.42%

Tempur-Pedic International Inc.(a)             1,197,200     18,903,788
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.18%

Learning Tree International, Inc.(a)             269,000   $  3,012,800
=======================================================================

LEISURE PRODUCTS-3.63%

Polaris Industries Inc.                          192,800      9,235,120
=======================================================================

OFFICE SERVICES & SUPPLIES-1.58%

HNI Corp.                                         76,100   $  4,024,168
=======================================================================

PHARMACEUTICALS-3.44%

Endo Pharmaceuticals Holdings Inc.(a)            278,700      8,765,115
=======================================================================

PUBLISHING-3.20%

ADVO, Inc.                                       287,800      8,156,252
=======================================================================

SPECIALIZED CONSUMER SERVICES-2.14%

Alderwoods Group, Inc.(a)                        286,600      5,462,596
=======================================================================

SPECIALTY CHEMICALS-2.05%

MacDermid, Inc.                                  151,900      5,210,170
=======================================================================

SYSTEMS SOFTWARE-3.48%

Embarcadero Technologies, Inc.(a)              1,457,600      8,876,784
=======================================================================

THRIFTS & MORTGAGE FINANCE-2.67%

Northwest Bancorp, Inc.                          272,428      6,788,906
=======================================================================

TRUCKING-3.91%

Con-way Inc.                                     178,600      9,951,592
=======================================================================
    Total Domestic Common Stocks (Cost
      $169,416,189)                                         194,996,248
=======================================================================
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-16.81%

CANADA-16.81%

Chemtrade Logistics Income Fund (Commodity
  Chemicals)                                     859,100      7,845,627
-----------------------------------------------------------------------
Cymat Corp. (Aluminum)(a)                      2,497,500        737,193
-----------------------------------------------------------------------
Cymat Corp.-Wts. expiring 06/23/08 (Aluminum)
  (Acquired 06/22/05; Cost $0)(b)(c)(d)          700,000              0
-----------------------------------------------------------------------
FirstService Corp. (Diversified Commercial &
  Professional Services)(a)                      299,100      7,480,175
-----------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(a)                    1,235,600      6,774,801
-----------------------------------------------------------------------
Mega Bloks (Leisure Products)(a)                 456,000      9,927,585
-----------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)(a)              457,400      4,835,839
-----------------------------------------------------------------------
Vincor International Inc. (Distillers &
  Vintners)                                      160,900      5,212,700
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $35,639,191)                           42,813,920
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-6.42%

Liquid Assets Portfolio-Institutional
  Class(e)                                     8,169,713   $  8,169,713
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    8,169,713      8,169,713
=======================================================================
    Total Money Market Funds (Cost
      $16,339,426)                                           16,339,426
=======================================================================
TOTAL INVESTMENTS-99.78% (Cost $221,394,806)                254,149,594
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.22%                             566,548
=======================================================================
NET ASSETS-100.00%                                         $254,716,142
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Wts.  - Warrants

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.
(c) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at April 30, 2006 represented 0.00% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $205,055,380)      $237,810,168
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,339,426)                             16,339,426
===========================================================
     Total investments (cost $221,394,806)      254,149,594
===========================================================
Foreign currencies, at value (cost $78,048)          78,379
===========================================================
Receivables for:
  Investments sold                                  211,697
-----------------------------------------------------------
  Fund shares sold                                1,025,180
-----------------------------------------------------------
  Dividends                                         269,484
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                8,261
-----------------------------------------------------------
Other assets                                         36,165
===========================================================
     Total assets                               255,778,760
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             313,436
-----------------------------------------------------------
  Fund shares reacquired                            521,363
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                10,589
-----------------------------------------------------------
Accrued distribution fees                            79,366
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,888
-----------------------------------------------------------
Accrued transfer agent fees                          99,516
-----------------------------------------------------------
Accrued operating expenses                           36,460
===========================================================
     Total liabilities                            1,062,618
===========================================================
Net assets applicable to shares outstanding    $254,716,142
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $215,257,723
-----------------------------------------------------------
Undistributed net investment income (loss)         (283,899)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      6,986,253
-----------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              32,756,065
===========================================================
                                               $254,716,142
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $170,706,225
___________________________________________________________
===========================================================
Class B                                        $ 21,475,962
___________________________________________________________
===========================================================
Class C                                        $ 34,485,257
___________________________________________________________
===========================================================
Class R                                        $  2,068,469
___________________________________________________________
===========================================================
Institutional Class                            $ 25,980,229
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          11,125,108
___________________________________________________________
===========================================================
Class B                                           1,422,290
___________________________________________________________
===========================================================
Class C                                           2,285,378
___________________________________________________________
===========================================================
Class R                                             135,310
___________________________________________________________
===========================================================
Institutional Class                               1,677,463
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.34
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $15.34 divided by
       94.50%)                                 $      16.23
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      15.10
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      15.09
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      15.29
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      15.49
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $76,931)         $ 1,143,388
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      191,258
-------------------------------------------------------------------------
Interest                                                          130,172
=========================================================================
    Total investment income                                     1,464,818
=========================================================================

EXPENSES:

Advisory fees                                                     967,388
-------------------------------------------------------------------------
Administrative services fees                                       46,012
-------------------------------------------------------------------------
Custodian fees                                                     18,078
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         189,833
-------------------------------------------------------------------------
  Class B                                                         105,858
-------------------------------------------------------------------------
  Class C                                                         152,011
-------------------------------------------------------------------------
  Class R                                                           4,704
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              268,985
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  557
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,403
-------------------------------------------------------------------------
Other                                                             105,780
=========================================================================
    Total expenses                                              1,869,609
=========================================================================
Less: Fees waived and expense offset arrangements                (126,127)
=========================================================================
    Net expenses                                                1,743,482
=========================================================================
Net investment income (loss)                                     (278,664)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         7,120,303
-------------------------------------------------------------------------
  Foreign currencies                                               (9,490)
=========================================================================
                                                                7,110,813
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        22,400,504
-------------------------------------------------------------------------
  Foreign currencies                                              (18,881)
=========================================================================
                                                               22,381,623
=========================================================================
Net gain from investment securities and foreign currencies     29,492,436
=========================================================================
Net increase in net assets resulting from operations          $29,213,772
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (278,664)   $   (689,923)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   7,110,813       4,609,343
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           22,381,623       7,556,279
==========================================================================================
    Net increase in net assets resulting from operations        29,213,772      11,475,699
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (2,434,080)       (196,595)
------------------------------------------------------------------------------------------
  Class B                                                         (369,102)        (50,849)
------------------------------------------------------------------------------------------
  Class C                                                         (494,184)        (38,970)
------------------------------------------------------------------------------------------
  Class R                                                          (31,491)           (275)
------------------------------------------------------------------------------------------
  Institutional Class                                             (349,345)        (41,277)
==========================================================================================
    Decrease in net assets resulting from distributions         (3,678,202)       (327,966)
==========================================================================================
Share transactions-net:
  Class A                                                       26,583,158      98,110,668
------------------------------------------------------------------------------------------
  Class B                                                         (410,662)     11,658,554
------------------------------------------------------------------------------------------
  Class C                                                        6,450,428      18,887,288
------------------------------------------------------------------------------------------
  Class R                                                           99,156       1,673,597
------------------------------------------------------------------------------------------
  Institutional Class                                            4,677,473      12,205,626
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               37,399,553     142,535,733
==========================================================================================
    Net increase in net assets                                  62,935,123     153,683,466
==========================================================================================

NET ASSETS:

  Beginning of period                                          191,781,019      38,097,553
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(283,899) and $(5,235), respectively)   $254,716,142    $191,781,019
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.85%
---------------------------------------------------------------------
Over $1 billion                                                 0.80%
 ____________________________________________________________________
=====================================================================


    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                               0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                               0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                               0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                0.64%
 _____________________________________________________________________
======================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75% and 1.25% of average daily net assets, respectively, through October 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $120,042.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2006, AMVESCAP did not reimbursed any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $46,012.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $268,985 for Class A, Class B, Class C and Class R share classes and $557 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C and Class R shares paid $189,833, $105,858, $152,011 and $4,704, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $54,991 in front-end sales commissions from the sale of Class A shares and $37,515, $5,224, $4,237 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --         $24,978,711       $(16,808,998)         $  --          $ 8,169,713     $ 95,545        $  --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 --          24,978,711        (16,808,998)            --            8,169,713       95,713           --
==================================================================================================================================
  Total             $   --         $49,957,422       $(33,617,996)         $  --          $16,339,426     $191,258        $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,085.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $3,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward at October 31, 2005.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $59,848,770 and $36,512,155, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $36,308,389
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,674,256)
===============================================================================
Net unrealized appreciation of investment securities               $32,634,133
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $221,515,461.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2006(a)              OCTOBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,713,318    $ 54,109,906    10,119,625    $133,711,057
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        339,556       4,867,681     1,147,251      14,931,995
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        689,295       9,872,452     1,683,952      21,999,614
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         31,317         460,415       134,259       1,788,046
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            301,901       4,442,701       987,101      12,936,760
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        162,059       2,333,653        15,350         191,412
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         24,160         343,068         3,944          48,870
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         32,959         468,010         2,967          36,729
----------------------------------------------------------------------------------------------------------------------
  Class R                                                          2,193          31,492            22             275
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             24,093         349,345         3,302          41,277
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         42,975         639,410        41,792         550,687
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (43,628)       (639,410)      (42,178)       (550,687)
======================================================================================================================
Reacquired:
  Class A                                                     (2,084,242)    (30,499,811)   (2,722,736)    (36,342,488)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (347,980)     (4,982,001)     (212,921)     (2,771,624)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (268,771)     (3,890,034)     (239,629)     (3,149,055)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (26,893)       (392,751)       (8,448)       (114,724)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (7,836)       (114,573)      (58,298)       (772,411)
======================================================================================================================
                                                               2,584,476    $ 37,399,553    10,855,355    $142,535,733
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 28% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are advised by AIM.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                              ---------------------------------------------------
                                                                                                 NOVEMBER 4, 2003
                                                              SIX MONTHS                         (DATE OPERATIONS
                                                                ENDED          YEAR ENDED         COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,         OCTOBER 31,
                                                                 2006             2005                 2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  13.67         $  11.90             $ 10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)           (0.06)(a)           (0.04)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.92             1.90                1.94
=================================================================================================================
    Total from investment operations                               1.91             1.84                1.90
=================================================================================================================
Less distributions from net realized gains                        (0.24)           (0.07)                 --
=================================================================================================================
Net asset value, end of period                                 $  15.34         $  13.67             $ 11.90
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   14.12%           15.55%              19.00%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $170,706         $127,013             $21,862
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.41%(c)         1.51%               2.01%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.52%(c)         1.61%               3.26%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.12)%(c)       (0.45)%             (1.17)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                           17%              20%                 29%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $153,124,502.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                    CLASS B
                                                              ---------------------------------------------------
                                                                                                 NOVEMBER 4, 2003
                                                              SIX MONTHS                         (DATE OPERATIONS
                                                                ENDED          YEAR ENDED         COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,         OCTOBER 31,
                                                                 2006             2005                 2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.50           $ 11.84              $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)            (0.15)(a)           (0.08)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.90              1.88                1.92
=================================================================================================================
    Total from investment operations                              1.84              1.73                1.84
=================================================================================================================
Less distributions from net realized gains                       (0.24)            (0.07)                 --
=================================================================================================================
Net asset value, end of period                                 $ 15.10           $ 13.50              $11.84
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  13.77%            14.69%              18.40%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $21,476           $19,582              $6,558
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.16%(c)          2.21%               2.66%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.27%(c)          2.31%               3.91%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.87)%(c)        (1.15)%             (1.82)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          17%               20%                 29%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $21,347,097.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                                                                 NOVEMBER 4, 2003
                                                              SIX MONTHS                         (DATE OPERATIONS
                                                                ENDED          YEAR ENDED         COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,         OCTOBER 31,
                                                                 2006             2005                 2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.50           $ 11.83              $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)            (0.15)(a)           (0.07)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.89              1.89                1.90
=================================================================================================================
    Total from investment operations                              1.83              1.74                1.83
=================================================================================================================
Less distributions from net realized gains                       (0.24)            (0.07)                 --
=================================================================================================================
Net asset value, end of period                                 $ 15.09           $ 13.50              $11.83
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  13.70%            14.79%              18.30%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $34,485           $24,724              $4,550
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.16%(c)          2.21%               2.66%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.27%(c)          2.31%               3.91%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.87)%(c)        (1.15)%             (1.82)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          17%               20%                 29%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $30,654,088.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                                 APRIL 30, 2004
                                                                                                  (DATE SALES
                                                              SIX MONTHS                           COMMENCED)
                                                                ENDED          YEAR ENDED              TO
                                                              APRIL 30,        OCTOBER 31,        OCTOBER 31,
                                                                 2006             2005                2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  13.64          $ 11.89            $  10.56
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.03)           (0.09)(a)           (0.04)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.92             1.91                1.37
===============================================================================================================
    Total from investment operations                               1.89             1.82                1.33
===============================================================================================================
Less distributions from net realized gains                        (0.24)           (0.07)                 --
===============================================================================================================
Net asset value, end of period                                 $  15.29          $ 13.64            $  11.89
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   14.00%           15.39%              12.59%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  2,068          $ 1,755            $     34
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.66%(c)         1.71%               2.16%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.77%(c)         1.81%               3.41%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets       (0.37)%(c)       (0.65)%             (1.32)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                           17%              20%                 29%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,897,273.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                                 APRIL 30, 2004
                                                                                                  (DATE SALES
                                                              SIX MONTHS                           COMMENCED)
                                                                ENDED          YEAR ENDED              TO
                                                              APRIL 30,        OCTOBER 31,        OCTOBER 31,
                                                                 2006             2005                2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.76           $ 11.92             $10.56
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.03              0.00(a)           (0.02)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.94              1.91               1.38
===============================================================================================================
    Total from investment operations                              1.97              1.91               1.36
===============================================================================================================
Less distributions from net realized gains                       (0.24)            (0.07)                --
===============================================================================================================
Net asset value, end of period                                 $ 15.49           $ 13.76             $11.92
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  14.47%            16.11%             12.88%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $25,980           $18,708             $5,094
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.91%(c)          1.02%              1.60%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.02%(c)          1.12%              2.86%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets       0.38%(c)          0.04%             (0.77)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          17%               20%                29%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,484,038.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                  J. Philip Ferguson                            1177 Avenue of the Americas
                                  Vice President                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                AIM Funds Management Inc.
                                                                                5140 Yonge St.
                                                                                Suite 900
                                                                                Toronto Ontario
                                                                                M2N 6X7
                                                                                Canada

     DOMESTIC EQUITY                               SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund        AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                           AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund               AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund               AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund               AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                           DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                       AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                        AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                         FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
                                             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
    INTERNATIONAL/GLOBAL EQUITY              Premier Portfolio
                                             Premier U.S. Government Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund                  TAX-FREE
AIM European Growth Fund
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund           ================================================================================
AIM International Growth Fund                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Small Company Fund(1)      FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Fund                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation
Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com                  T-SCO-SAR-1         A I M Distributors, Inc.


                            [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities  College   Separately     Offshore    Cash                  [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                Savings   Managed        Products    Management                   --Registered Trademark--
                                 Plans     Accounts
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and
          (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 7, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 7, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 7, 2006

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.